UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $464 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 3rd largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2016. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	22
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Connecticut Intermediate Muni Bond Fund (the Fund) Class A shares returned 2.48% excluding sales charges for the six-month period that ended April 30, 2016. Class Z shares of the Fund returned 2.60%.

■  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 3.09% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/18/02
Excluding sales charges		2.48	3.62	3.46	3.58
Including sales charges		-0.62	0.50	2.84	3.26
Class B	11/18/02
Excluding sales charges		2.10	2.85	2.68	2.81
Including sales charges		-0.90	-0.15	2.68	2.81
Class C	11/18/02
Excluding sales charges		2.25	3.16	3.02	3.16
Including sales charges		1.25	2.16	3.02	3.16
Class R4*	03/19/13	2.51	3.79	3.70	3.83
Class T	06/26/00
Excluding sales charges		2.53	3.72	3.57	3.69
Including sales charges		-2.31	-1.24	2.56	3.18
Class Z	08/01/94	2.60	3.88	3.72	3.84
Barclays 3-15 Year Blend Municipal Bond Index		3.09	4.86	4.61	4.89

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at April 30, 2016)
AAA rating	10.3
AA rating	36.0
A rating	42.2
BBB rating	6.8
BB rating	0.7
Not rated	4.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian McGreevy

Semiannual Report 2016
3

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.80	1,020.84	4.08	4.07	0.81
Class B	1,000.00	1,000.00	1,021.00	1,017.11	7.84	7.82	1.56
Class C	1,000.00	1,000.00	1,022.50	1,018.60	6.34	6.32	1.26
Class R4	1,000.00	1,000.00	1,025.10	1,022.08	2.82	2.82	0.56
Class T	1,000.00	1,000.00	1,025.30	1,021.33	3.58	3.57	0.71
Class Z	1,000.00	1,000.00	1,026.00	1,022.08	2.82	2.82	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.0%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DISPOSAL 1.0%
New Haven Solid Waste Authority Revenue Bonds Series 2008 06/01/23	5.125%	1,520,000	1,635,763
HIGHER EDUCATION 13.0%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University Series 2014O 11/01/25	4.000%	2,000,000	2,359,360
Quinnipiac University Series 2016M 07/01/29	5.000%	2,000,000	2,418,600
Sacred Heart University Series 2012H (AGM) 07/01/19	5.000%	2,350,000	2,634,914
Revenue Bonds Fairfield University Series 2008N 07/01/18	5.000%	1,500,000	1,631,295
07/01/22	5.000%	2,500,000	2,710,650
Quinnipiac University Health & Education Series 2007 (NPFGC) 07/01/28	5.000%	2,000,000	2,155,940
Sacred Heart University Series 2011G 07/01/20	5.000%	1,190,000	1,340,321
Trinity College Series 1998F (NPFGC) 07/01/21	5.500%	500,000	557,630
Yale University Series 1997T-1 07/01/29	4.700%	4,800,000	5,013,120
Total			20,821,830
HOSPITAL 16.2%
Connecticut State Health & Educational Facility Authority Revenue Bonds Bridgeport Hospital Series 2012D 07/01/22	5.000%	1,400,000	1,696,562
Hartford Healthcare Series 2014E 07/01/34	5.000%	2,360,000	2,712,655
Health System Catholic East Series 2010 11/15/29	4.750%	3,420,000	3,789,702
Hospital for Special Care Series 2007C (AGM) 07/01/17	5.250%	500,000	525,600
07/01/20	5.250%	1,235,000	1,296,441
07/01/27	5.250%	750,000	784,478

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lawrence & Memorial Hospital Series 2011S 07/01/31	5.000%	2,000,000	2,223,660
Middlesex Hospital Series 2006M (AGM) 07/01/27	4.875%	500,000	527,385
Series 2011N 07/01/20	5.000%	1,365,000	1,567,634
07/01/21	5.000%	1,000,000	1,174,630
Trinity Health Corp. Series 2016 12/01/32	5.000%	2,000,000	2,435,400
Western Connecticut Health Network Series 2011 07/01/19	5.000%	1,760,000	1,943,181
07/01/20	5.000%	1,630,000	1,834,516
Yale-New Haven Health Series 2014A 07/01/31	5.000%	2,500,000	3,022,975
Yale-New Haven Hospital Series 2013N 07/01/25	5.000%	300,000	362,637
Total			25,897,456
INVESTOR OWNED 3.5%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011 09/01/28	4.375%	5,000,000	5,630,750
JOINT POWER AUTHORITY 0.7%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2012A 01/01/27	5.000%	1,000,000	1,165,920
LOCAL GENERAL OBLIGATION 22.2%
City of Bridgeport Unlimited General Obligation Bonds Series 2014A (AGM) 07/01/31	5.000%	1,350,000	1,583,860
Unlimited General Obligation Refunding Bonds Series 2004C (NPFGC) 08/15/21	5.500%	1,125,000	1,343,239
City of Hartford Unlimited General Obligation Bonds Series 2011A 04/01/22	5.250%	1,325,000	1,557,511
04/01/23	5.250%	1,325,000	1,545,016
04/01/24	5.250%	1,325,000	1,548,236

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds Series 2005C (NPFGC) 09/01/19	5.000%	2,085,000	2,340,809
Series 2013A 04/01/26	5.000%	1,810,000	2,089,138
City of Middletown Unlimited General Obligation Bonds Series 2015 04/01/26	5.000%	2,000,000	2,581,800
City of Milford Refunding Unlimited General Obligation Bonds Series 2016 11/01/26	4.000%	780,000	921,274
City of New Britain Unlimited General Obligation Refunding Bonds Series 2016A (BAM) 03/01/25	5.000%	500,000	618,010
City of New Haven Unlimited General Obligation Bonds Series 2015 (AGM) 09/01/27	5.000%	1,200,000	1,481,076
Unlimited General Obligation Refunding Bonds Series 2008 (AGM) 11/01/18	5.000%	3,800,000	4,176,808
Series 2015B (BAM) 08/15/27	5.000%	750,000	920,865
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B 08/15/17	5.250%	1,125,000	1,193,209
City of Waterbury Unlimited General Obligation Bonds Lot A Series 2015 (BAM) 08/01/31	5.000%	500,000	597,220
08/01/32	5.000%	500,000	594,505
Town of Brookfield Unlimited General Obligation Refunding Bonds Series 2014 08/01/25	5.000%	325,000	419,949
Town of Fairfield Unlimited General Obligation Refunding Bonds Series 2008 01/01/20	5.000%	1,000,000	1,148,150
01/01/22	5.000%	500,000	606,630
Town of Guilford Refunding Unlimited General Obligation Bonds Series 2016A 08/15/29	4.000%	450,000	523,683
Town of Hamden Unlimited General Obligation Bonds Series 2014A (BAM) 08/15/23	5.000%	320,000	383,789

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of North Haven Unlimited General Obligation Bonds Series 2007 07/15/24	4.750%	1,150,000	1,422,929
07/15/25	4.750%	1,150,000	1,434,728
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009 09/15/20	5.000%	2,130,000	2,506,137
Town of Stratford Unlimited General Obligation Refunding Bonds Series 2014 12/15/32	5.000%	600,000	721,932
Town of Trumbull Unlimited General Obligation Refunding Bonds Series 2009 09/15/20	4.000%	575,000	631,327
09/15/21	4.000%	600,000	657,066
Total			35,548,896
MULTI-FAMILY 1.4%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009 06/01/22	5.000%	1,035,000	1,052,512
06/01/23	5.000%	1,085,000	1,101,981
Total			2,154,493
MUNICIPAL POWER 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(a) 10/01/24	5.000%	315,000	380,863
PREP SCHOOL 3.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds Greenwich Academy Series 2007E (AGM) 03/01/26	5.250%	2,770,000	3,352,171
Loomis Chaffe School Series 2005F (AMBAC) 07/01/27	5.250%	1,670,000	2,170,148
Total			5,522,319
REFUNDED / ESCROWED 4.5%
Connecticut Municipal Electric Energy Cooperative Prerefunded 01/01/17 Revenue Bonds Series 2006A (AMBAC) 01/01/22	5.000%	1,000,000	1,029,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut State Development Authority Prerefunded 08/15/17 Revenue Bonds Alzheimers Resource Center, Inc. Project Series 2007 08/15/21	5.400%	500,000	529,520
Revenue Bonds Alzheimers Resource Center, Inc. Project Series 2007 Escrowed to Maturity 08/15/17	5.200%	455,000	468,841
Connecticut State Health & Educational Facility Authority Prerefunded 07/01/16 Revenue Bonds Miss Porters School Issue Series 2006B (AMBAC) 07/01/29	4.500%	600,000	604,050
Prerefunded 07/01/17 Revenue Bonds Quinnipiac University Series 2007I (NPFGC) 07/01/22	5.000%	2,000,000	2,092,240
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM)(a) 07/01/22	5.250%	895,000	1,098,067
University of Connecticut Prerefunded 04/01/17 Revenue Bonds Series 2007A 04/01/24	4.000%	1,400,000	1,443,582
Total			7,265,700
RETIREMENT COMMUNITIES 0.7%
Connecticut State Health & Educational Facility Authority Revenue Bonds Church Home of Hartford, Inc. Series 2016(b) 09/01/46	5.000%	1,000,000	1,067,200
SINGLE FAMILY 2.3%
Connecticut Housing Finance Authority Refunding Revenue Bonds Series 2016A-1 11/15/45	4.000%	1,000,000	1,086,490
Subordinated Revenue Bonds Series 2008B-1 11/15/23	4.750%	2,500,000	2,591,650
Total			3,678,140
SPECIAL NON PROPERTY TAX 11.0%
State of Connecticut Special Tax Revenue Bonds Transportation Infrastructure Series 2009A 12/01/19	4.500%	3,765,000	4,233,780
Series 2013A 10/01/26	5.000%	2,845,000	3,536,250

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014A 09/01/25	5.000%	2,500,000	3,121,200
State of Connecticut Refunding Special Tax Bonds 2nd Lien Transportation Infrastructure Series 2009-1 02/01/19	5.000%	3,450,000	3,836,227
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	550,000	617,942
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A(a) 10/01/25	5.000%	2,020,000	2,258,865
Total			17,604,264
SPECIAL PROPERTY TAX 1.6%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/22	7.000%	2,274,000	2,554,293
STATE APPROPRIATED 2.9%
University of Connecticut Revenue Bonds Series 2009A 02/15/23	5.000%	2,000,000	2,219,900
Series 2015A 02/15/29	5.000%	2,000,000	2,432,560
Total			4,652,460
STATE GENERAL OBLIGATION 6.1%
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10 06/15/18	5.000%	1,000,000	1,084,090
06/15/19	5.000%	1,840,000	2,060,837
State of Connecticut Unlimited General Obligation Bonds Series 2008B 04/15/22	5.000%	5,415,000	5,849,066
Unlimited General Obligation Refunding Bonds Series 2005B (AMBAC) 06/01/20	5.250%	600,000	695,238
Total			9,689,231

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
WATER & SEWER 7.2%
Greater New Haven Water Pollution Control Authority Refunding Revenue Bonds Series 2014B 08/15/31	5.000%	1,000,000	1,200,290
Series 2016A 11/15/28	4.000%	150,000	174,041
11/15/29	4.000%	500,000	573,885
11/15/30	4.000%	400,000	455,360
11/15/31	4.000%	100,000	113,035
11/15/32	4.000%	440,000	494,758
Metropolitan District (The) Revenue Bonds Clean Water Project Series 2014A 11/01/27	5.000%	1,000,000	1,251,760
South Central Connecticut Regional Water Authority Refunding Revenue Bonds 20th Series 2007A (NPFGC) 08/01/22	5.250%	1,370,000	1,674,044
08/01/23	5.250%	500,000	622,890

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
27th Series 2012 08/01/29	5.000%	2,945,000	3,509,085
29th Series 2014 08/01/25	5.000%	500,000	617,520
Revenue Bonds 18th Series 2003B (NPFGC) 08/01/29	5.250%	750,000	805,492
Total			11,492,160
Total Municipal Bonds (Cost: $145,629,787)			156,761,738

Money Market Funds 0.4%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.160%(c)	600,304	600,304
Total Money Market Funds (Cost: $600,304)		600,304
Total Investments (Cost: $146,230,091)		157,362,042
Other Assets & Liabilities, Net		2,564,687
Net Assets		159,926,729

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2016, the value of these securities amounted to $4,355,737 or 2.72% of net assets.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2016, the value of these securities amounted to $1,067,200 or 0.67% of net assets.

(c)  The rate shown is the seven-day current annualized yield at April 30, 2016.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BAM  Build America Mutual Assurance Co.

NPFGC  National Public Finance Guarantee Corporation

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	156,761,738	—	156,761,738
Money Market Funds	600,304	—	—	600,304
Total Investments	600,304	156,761,738	—	157,362,042

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $146,230,091)	$157,362,042
Cash	1,099,110
Receivable for:
Capital shares sold	133,072
Interest	1,754,288
Expense reimbursement due from Investment Manager	732
Prepaid expenses	306
Trustees' deferred compensation plan	33,825
Other assets	7,678
Total assets	160,391,053
Liabilities
Payable for:
Capital shares purchased	16,677
Dividend distributions to shareholders	369,572
Investment management fees	2,051
Distribution and/or service fees	239
Transfer agent fees	22,360
Chief compliance officer expenses	6
Other expenses	19,594
Trustees' deferred compensation plan	33,825
Total liabilities	464,324
Net assets applicable to outstanding capital stock	$159,926,729
Represented by
Paid-in capital	$148,295,968
Undistributed net investment income	137,122
Accumulated net realized gain	361,688
Unrealized appreciation (depreciation) on:
Investments	11,131,951
Total — representing net assets applicable to outstanding capital stock	$159,926,729

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A
Net assets	$10,049,755
Shares outstanding	912,738
Net asset value per share	$11.01
Maximum offering price per share(a)	$11.35
Class B
Net assets	$146,534
Shares outstanding	13,308
Net asset value per share	$11.01
Class C
Net assets	$6,195,006
Shares outstanding	562,666
Net asset value per share	$11.01
Class R4
Net assets	$1,387,507
Shares outstanding	126,198
Net asset value per share	$10.99
Class T
Net assets	$11,743,253
Shares outstanding	1,067,742
Net asset value per share	$11.00
Maximum offering price per share(a)	$11.55
Class Z
Net assets	$130,404,674
Shares outstanding	11,844,342
Net asset value per share	$11.01

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A and 4.75% for Class T.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income
Income:
Dividends	$234
Interest	2,767,671
Total income	2,767,905
Expenses:
Investment management fees	370,174
Distribution and/or service fees
Class A	10,736
Class B	747
Class C	31,318
Class T	8,835
Transfer agent fees
Class A	8,207
Class B	142
Class C	5,979
Class R4	1,254
Class T	11,240
Class Z	123,518
Compensation of board members	9,209
Custodian fees	978
Printing and postage fees	9,997
Registration fees	15,544
Audit fees	12,333
Legal fees	1,782
Chief compliance officer expenses	38
Other	4,509
Total expenses	626,540
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(134,291)
Fees waived by Distributor — Class C	(9,389)
Total net expenses	482,860
Net investment income	2,285,045
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	371,709
Net realized gain	371,709
Net change in unrealized appreciation (depreciation) on:
Investments	1,362,676
Net change in unrealized appreciation	1,362,676
Net realized and unrealized gain	1,734,385
Net increase in net assets resulting from operations	$4,019,430

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations
Net investment income	$2,285,045	$4,708,171
Net realized gain	371,709	307,334
Net change in unrealized appreciation (depreciation)	1,362,676	(2,199,413)
Net increase in net assets resulting from operations	4,019,430	2,816,092
Distributions to shareholders
Net investment income
Class A	(116,392)	(199,743)
Class B	(1,460)	(3,036)
Class C	(70,489)	(144,467)
Class R4	(19,413)	(24,930)
Class T	(164,992)	(348,467)
Class Z	(1,910,213)	(3,996,071)
Net realized gains
Class A	(15,347)	(15,020)
Class B	(296)	(286)
Class C	(12,442)	(12,022)
Class R4	(2,456)	(959)
Class T	(22,614)	(23,917)
Class Z	(246,638)	(265,330)
Total distributions to shareholders	(2,582,752)	(5,034,248)
Increase (decrease) in net assets from capital stock activity	1,463,057	(5,557,652)
Total increase (decrease) in net assets	2,899,735	(7,775,808)
Net assets at beginning of period	157,026,994	164,802,802
Net assets at end of period	$159,926,729	$157,026,994
Undistributed net investment income	$137,122	$135,036

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	214,154	2,351,152	256,472	2,794,955
Distributions reinvested	9,244	101,152	16,539	181,226
Redemptions	(52,038)	(569,834)	(228,753)	(2,515,171)
Net increase	171,360	1,882,470	44,258	461,010
Class B shares
Subscriptions	34	373	988	10,750
Distributions reinvested	115	1,261	230	2,517
Redemptions(a)	(1,010)	(11,078)	(479)	(5,190)
Net increase (decrease)	(861)	(9,444)	739	8,077
Class C shares
Subscriptions	22,301	244,301	103,504	1,133,128
Distributions reinvested	5,808	63,527	11,083	121,430
Redemptions	(67,892)	(742,509)	(78,459)	(861,174)
Net increase (decrease)	(39,783)	(434,681)	36,128	393,384
Class R4 shares
Subscriptions	9,049	98,663	90,181	984,888
Distributions reinvested	1,986	21,702	2,339	25,564
Redemptions	(2,178)	(23,775)	(12,875)	(140,503)
Net increase	8,857	96,590	79,645	869,949
Class T shares
Subscriptions	2,195	23,992	4,488	49,143
Distributions reinvested	9,551	104,377	18,541	202,987
Redemptions	(28,731)	(314,679)	(63,145)	(690,184)
Net decrease	(16,985)	(186,310)	(40,116)	(438,054)
Class Z shares
Subscriptions	894,188	9,768,791	1,400,503	15,375,739
Distributions reinvested	10,058	110,031	19,480	213,423
Redemptions	(892,094)	(9,764,390)	(2,049,162)	(22,441,180)
Net increase (decrease)	12,152	114,432	(629,179)	(6,852,018)
Total net increase (decrease)	134,740	1,463,057	(508,525)	(5,557,652)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.91		$11.06		$10.85		$11.34		$10.97		$11.00
Income from investment operations:
Net investment income	0.15		0.30		0.31		0.29		0.31		0.33
Net realized and unrealized gain (loss)	0.12		(0.13)		0.21		(0.44)		0.38		(0.03)
Total from investment operations	0.27		0.17		0.52		(0.15)		0.69		0.30
Less distributions to shareholders:
Net investment income	(0.15)		(0.30)		(0.31)		(0.29)		(0.31)		(0.33)
Net realized gains	(0.02)		(0.02)		—		(0.05)		(0.01)		—
Total distributions to shareholders	(0.17)		(0.32)		(0.31)		(0.34)		(0.32)		(0.33)
Net asset value, end of period	$11.01		$10.91		$11.06		$10.85		$11.34		$10.97
Total return	2.48%		1.60%		4.83%		(1.34%)		6.36%		2.83%
Ratios to average net assets(a)
Total gross expenses	0.98	%(b)	0.99%		0.99%		0.97%		1.00%		1.03%
Total net expenses(c)	0.81	%(b)	0.81	%(d)	0.81	%(d)	0.80	%(d)	0.79	%(d)	0.79	%(d)
Net investment income	2.71	%(b)	2.76%		2.81%		2.67%		2.79%		3.09%
Supplemental data
Net assets, end of period (in thousands)	$10,050		$8,090		$7,711		$9,016		$8,937		$9,108
Portfolio turnover	7%		6%		12%		9%		19%		6%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.91		$11.06		$10.85		$11.34		$10.97		$11.00
Income from investment operations:
Net investment income	0.11		0.22		0.23		0.21		0.23		0.25
Net realized and unrealized gain (loss)	0.12		(0.13)		0.20		(0.44)		0.38		(0.03)
Total from investment operations	0.23		0.09		0.43		(0.23)		0.61		0.22
Less distributions to shareholders:
Net investment income	(0.11)		(0.22)		(0.22)		(0.21)		(0.23)		(0.25)
Net realized gains	(0.02)		(0.02)		—		(0.05)		(0.01)		—
Total distributions to shareholders	(0.13)		(0.24)		(0.22)		(0.26)		(0.24)		(0.25)
Net asset value, end of period	$11.01		$10.91		$11.06		$10.85		$11.34		$10.97
Total return	2.10%		0.84%		4.04%		(2.08%)		5.56%		2.05%
Ratios to average net assets(a)
Total gross expenses	1.73	%(b)	1.74%		1.73%		1.72%		1.84%		1.83%
Total net expenses(c)	1.56	%(b)	1.56	%(d)	1.56	%(d)	1.55	%(d)	1.54	%(d)	1.55	%(d)
Net investment income	1.96	%(b)	2.02%		2.06%		1.91%		2.06%		2.35%
Supplemental data
Net assets, end of period (in thousands)	$147		$155		$149		$143		$197		$265
Portfolio turnover	7%		6%		12%		9%		19%		6%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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17

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.91		$11.06		$10.85		$11.34		$10.97		$11.00
Income from investment operations:
Net investment income	0.12		0.25		0.26		0.25		0.27		0.29
Net realized and unrealized gain (loss)	0.12		(0.13)		0.21		(0.44)		0.38		(0.03)
Total from investment operations	0.24		0.12		0.47		(0.19)		0.65		0.26
Less distributions to shareholders:
Net investment income	(0.12)		(0.25)		(0.26)		(0.25)		(0.27)		(0.29)
Net realized gains	(0.02)		(0.02)		—		(0.05)		(0.01)		—
Total distributions to shareholders	(0.14)		(0.27)		(0.26)		(0.30)		(0.28)		(0.29)
Net asset value, end of period	$11.01		$10.91		$11.06		$10.85		$11.34		$10.97
Total return	2.25%		1.14%		4.37%		(1.74%)		5.94%		2.41%
Ratios to average net assets(a)
Total gross expenses	1.73	%(b)	1.74%		1.74%		1.72%		1.74%		1.79%
Total net expenses(c)	1.26	%(b)	1.26	%(d)	1.24	%(d)	1.20	%(d)	1.19	%(d)	1.19	%(d)
Net investment income	2.26	%(b)	2.32%		2.38%		2.26%		2.39%		2.68%
Supplemental data
Net assets, end of period (in thousands)	$6,195		$6,574		$6,264		$6,977		$7,520		$7,172
Portfolio turnover	7%		6%		12%		9%		19%		6%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.90		$11.05		$10.84		$11.19
Income from investment operations:
Net investment income	0.16		0.33		0.34		0.20
Net realized and unrealized gain (loss)	0.11		(0.13)		0.21		(0.35)
Total from investment operations	0.27		0.20		0.55		(0.15)
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)		(0.34)		(0.20)
Net realized gains	(0.02)		(0.02)		—		—
Total distributions to shareholders	(0.18)		(0.35)		(0.34)		(0.20)
Net asset value, end of period	$10.99		$10.90		$11.05		$10.84
Total return	2.51%		1.86%		5.13%		(1.36%)
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)	0.74%		0.74%		0.62	%(c)
Total net expenses(d)	0.56	%(c)	0.56	%(e)	0.56	%(e)	0.56	%(c)(e)
Net investment income	2.96	%(c)	3.04%		3.08%		2.92	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,388		$1,279		$416		$2
Portfolio turnover	7%		6%		12%		9%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class T	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.90		$11.05		$10.85		$11.34		$10.97		$11.00
Income from investment operations:
Net investment income	0.15		0.31		0.32		0.31		0.32		0.34
Net realized and unrealized gain (loss)	0.12		(0.12)		0.21		(0.45)		0.38		(0.03)
Total from investment operations	0.27		0.19		0.53		(0.14)		0.70		0.31
Less distributions to shareholders:
Net investment income	(0.15)		(0.32)		(0.33)		(0.30)		(0.32)		(0.34)
Net realized gains	(0.02)		(0.02)		—		(0.05)		(0.01)		—
Total distributions to shareholders	(0.17)		(0.34)		(0.33)		(0.35)		(0.33)		(0.34)
Net asset value, end of period	$11.00		$10.90		$11.05		$10.85		$11.34		$10.97
Total return	2.53%		1.72%		4.93%		(1.25%)		6.47%		2.93%
Ratios to average net assets(a)
Total gross expenses	0.88	%(b)	0.89%		0.89%		0.87%		0.89%		0.94%
Total net expenses(c)	0.71	%(b)	0.71	%(d)	0.71	%(d)	0.70	%(d)	0.69	%(d)	0.69	%(d)
Net investment income	2.81	%(b)	2.87%		2.91%		2.76%		2.89%		3.18%
Supplemental data
Net assets, end of period (in thousands)	$11,743		$11,823		$12,431		$13,287		$14,903		$15,110
Portfolio turnover	7%		6%		12%		9%		19%		6%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.91		$11.06		$10.85		$11.34		$10.97		$11.00
Income from investment operations:
Net investment income	0.16		0.33		0.33		0.32		0.34		0.36
Net realized and unrealized gain (loss)	0.12		(0.13)		0.21		(0.44)		0.38		(0.03)
Total from investment operations	0.28		0.20		0.54		(0.12)		0.72		0.33
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)		(0.33)		(0.32)		(0.34)		(0.36)
Net realized gains	(0.02)		(0.02)		—		(0.05)		(0.01)		—
Total distributions to shareholders	(0.18)		(0.35)		(0.33)		(0.37)		(0.35)		(0.36)
Net asset value, end of period	$11.01		$10.91		$11.06		$10.85		$11.34		$10.97
Total return	2.60%		1.85%		5.09%		(1.10%)		6.63%		3.08%
Ratios to average net assets(a)
Total gross expenses	0.73	%(b)	0.74%		0.74%		0.72%		0.74%		0.79%
Total net expenses(c)	0.56	%(b)	0.56	%(d)	0.56	%(d)	0.55	%(d)	0.54	%(d)	0.54	%(d)
Net investment income	2.96	%(b)	3.02%		3.06%		2.91%		3.04%		3.33%
Supplemental data
Net assets, end of period (in thousands)	$130,405		$129,107		$137,832		$152,543		$182,533		$182,400
Portfolio turnover	7%		6%		12%		9%		19%		6%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class T and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which

Semiannual Report 2016
22

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The

Semiannual Report 2016
23

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.47% of the Fund's average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $211,065, and the administrative services fee paid to the Investment Manager was $36,936.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended April 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class T	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For

Semiannual Report 2016
24

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, if the Fund declares dividends on a daily basis, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee rate for the six months ended April 30, 2016 was 0.15% of the

Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $9,791 for Class A and $52 for Class C shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual Through February 28, 2017
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class T	0.71
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not

Semiannual Report 2016
25

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $146,230,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,139,000
Unrealized depreciation	(7,000)
Net unrealized appreciation	$11,132,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $16,214,668 and $10,366,429, respectively, for the six months ended April 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion.

Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, one unaffiliated shareholder of record owned 81.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to

Semiannual Report 2016
26

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Semiannual Report 2016
27

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
28

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
29

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR131_10_F01_(06/16)

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $464 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 3rd largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2016. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	26
Statement of Operations	28
Statement of Changes in Net Assets	29
Financial Highlights	31
Notes to Financial Statements	38
Important Information About This Report	45

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Intermediate Muni Bond Fund (the Fund) Class A shares returned 3.02% excluding sales charges for the six-month period that ended April 30, 2016. Class Z shares of the Fund returned 3.12% for the same time period.

■  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned 3.09% during the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		3.02	4.39	4.32	4.14
Including sales charges		-0.07	1.27	3.69	3.82
Class B	11/25/02
Excluding sales charges		2.69	3.71	3.65	3.47
Including sales charges		-0.31	0.71	3.65	3.47
Class C	11/25/02
Excluding sales charges		2.69	3.71	3.91	3.83
Including sales charges		1.69	2.71	3.91	3.83
Class R4*	03/19/13	3.12	4.59	4.51	4.34
Class R5*	11/08/12	3.27	4.80	4.60	4.38
Class T	06/26/00
Excluding sales charges		3.04	4.44	4.38	4.19
Including sales charges		-1.83	-0.49	3.37	3.68
Class Z	06/14/93	3.12	4.69	4.54	4.35
Barclays 3-15 Year Blend Municipal Bond Index		3.09	4.86	4.61	4.89

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten States/Territories (%) (at April 30, 2016)
California	17.4
New York	12.3
Texas	10.0
Illinois	8.8
Florida	7.3
Massachusetts	4.8
Pennsylvania	3.4
Colorado	2.4
North Carolina	2.4
Washington	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at April 30, 2016)
AAA rating	8.0
AA rating	31.4
A rating	39.6
BBB rating	13.8
BB rating	0.4
B rating	0.2
Not rated	6.6
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2016
3

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,030.20	1,021.08	3.84	3.82	0.76
Class B	1,000.00	1,000.00	1,026.90	1,017.85	7.11	7.07	1.41
Class C	1,000.00	1,000.00	1,026.90	1,017.85	7.11	7.07	1.41
Class R4	1,000.00	1,000.00	1,031.20	1,022.08	2.83	2.82	0.56
Class R5	1,000.00	1,000.00	1,032.70	1,022.53	2.38	2.36	0.47
Class T	1,000.00	1,000.00	1,030.40	1,021.33	3.58	3.57	0.71
Class Z	1,000.00	1,000.00	1,031.20	1,022.08	2.83	2.82	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 95.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ALABAMA 0.5%
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A 05/01/19	5.000%	10,000,000	11,221,600
ALASKA 0.9%
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003B 01/01/21	5.000%	19,460,000	22,238,110
ARIZONA 0.5%
La Paz County Industrial Development Authority(a) Revenue Bonds Charter School Solutions - Harmony Public Series 2016 02/15/26	5.000%	1,250,000	1,448,950
02/15/36	5.000%	800,000	875,008
Maricopa County Industrial Development Authority Revenue Bonds Dignity Health Series 2007A 07/01/18	5.000%	3,500,000	3,666,495
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A 01/01/22	5.000%	1,000,000	1,110,530
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM) 10/01/18	5.000%	5,000,000	5,493,200
Total			12,594,183
ARKANSAS 0.5%
Pulaski County Public Facilities Board Revenue Bonds Series 2014 12/01/29	5.000%	4,695,000	5,537,471
12/01/31	5.000%	5,185,000	6,054,680
Total			11,592,151
CALIFORNIA 16.7%
California Educational Facilities Authority Revenue Bonds Chapman University Series 2015 04/01/28	5.000%	1,000,000	1,216,430
04/01/29	5.000%	1,650,000	1,997,127
04/01/30	5.000%	1,700,000	2,040,595

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority Refunding Revenue Bonds El Camino Hospital Series 2015A 02/01/29	5.000%	1,485,000	1,764,982
Revenue Bonds St. Joseph Health System Series 2009B 07/01/18	5.000%	10,445,000	11,375,858
Sutter Health Obligation Group Series 2016A 11/15/33	5.000%	5,000,000	6,103,000
California Municipal Finance Authority Revenue Bonds Biola University Series 2008 10/01/23	5.625%	3,000,000	3,258,060
California School Finance Authority Refunding Revenue Bonds Aspire Public Schools Series 2016(b) 08/01/36	5.000%	2,085,000	2,378,109
California State Public Works Board Refunding Revenue Bonds Department of Corrections & Rehabilitation Series 2006F (NPFGC) 11/01/18	5.250%	4,000,000	4,437,480
Various Capital Projects Series 2012G 11/01/28	5.000%	5,510,000	6,663,739
Revenue Bonds Various Capital Projects Series 2011A 10/01/22	5.250%	3,395,000	4,089,447
Series 2012A 04/01/28	5.000%	10,000,000	11,918,400
Series 2013I 11/01/28	5.250%	9,225,000	11,481,712
11/01/29	5.000%	5,000,000	6,096,350
11/01/31	5.500%	2,930,000	3,639,119
Various Correctional Facilities Series 2014A 09/01/31	5.000%	15,250,000	18,512,432
California State University Prerefunded 05/01/18 Revenue Bonds Systemwide Series 2008A (AGM) 11/01/22	5.000%	4,605,000	5,001,905
Unrefunded Revenue Bonds Systemwide Series 2008A (AGM) 11/01/22	5.000%	395,000	427,611

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority Revenue Bonds Henry Mayo Newhall Memorial Series 2014A (AGM) 10/01/34	5.000%	5,000,000	5,779,500
City of Tulare Sewer Refunding Revenue Bonds Series 2015 (AGM) 11/15/30	5.000%	1,910,000	2,333,390
11/15/31	5.000%	1,000,000	1,215,840
11/15/32	5.000%	1,610,000	1,949,871
City of Vernon Electric System Prerefunded 08/01/19 Revenue Bonds Series 2009A 08/01/21	5.125%	3,200,000	3,490,720
Unrefunded Revenue Bonds Series 2009A 08/01/21	5.125%	7,235,000	8,068,689
County of Sacramento Airport System Revenue Bonds Senior Series 2009B 07/01/24	5.000%	1,000,000	1,089,010
Del Mar Race Track Authority Refunding Revenue Bonds Series 2015 10/01/35	5.000%	1,665,000	1,858,989
Foothill-Eastern Transportation Corridor Agency Subordinated Refunding Revenue Bonds Series 2014B-3 01/15/53	5.500%	9,000,000	10,749,510
Golden State Tobacco Securitization Corp. Asset-Backed Refunding Revenue Bonds Series 2015A 06/01/33	5.000%	5,250,000	6,334,808
Hartnell Community College District Unlimited General Obligation Refunding Bonds Capital Appreciation Serial Bonds Series 2015A(c) 08/01/35	0.000%	2,650,000	1,282,812
La Quinta Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A 09/01/29	5.000%	5,000,000	5,827,150
Los Angeles County Sanitation Districts Financing Authority Subordinated Refunding Revenue Bonds Capital Projects - District #14 Series 2015 10/01/33	5.000%	4,000,000	4,868,520

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC)(c) 08/01/24	0.000%	5,000,000	4,210,500
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 08/01/21	5.250%	5,600,000	6,754,272
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2006 Series 2009A 08/01/29	6.125%	14,500,000	16,551,750
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC) 05/01/29	5.500%	3,000,000	3,532,380
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM)(c) 09/01/31	0.000%	28,000,000	17,257,800
San Francisco City & County Airports Commission-San Francisco International Airport Revenue Bonds Series 2010A 05/01/29	4.900%	5,000,000	5,651,050
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity(c) 01/01/25	0.000%	22,405,000	19,395,784
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A 06/01/29	5.000%	12,000,000	14,467,920
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC)(c) 09/01/20	0.000%	9,310,000	8,841,428
Southern California Public Power Authority Revenue Bonds Project No. 1 Series 2007A 11/01/22	5.250%	2,500,000	3,018,725
Windy Point/Windy Flats Project Series 2010-1 07/01/28	5.000%	10,000,000	11,579,400
07/01/30	5.000%	15,875,000	18,193,544

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California Department of Water Resources Power Supply Prerefunded 05/01/18 Revenue Bonds Series 2008H 05/01/21	5.000%	3,575,000	3,883,129
Unrefunded Revenue Bonds Series 2008H 05/01/21	5.000%	1,425,000	1,546,225
State of California Prerefunded 07/01/19 Unlimited General Obligation Bonds Series 2009A 07/01/20	5.000%	12,500,000	14,153,750
07/01/21	5.250%	635,000	723,976
07/01/21	5.250%	365,000	416,144
Refunding Unlimited General Obligation Bonds Various Purpose Series 2016 09/01/32	4.000%	9,900,000	11,177,892
Unlimited General Obligation Bonds Series 2002 (AMBAC) 02/01/18	6.000%	5,000,000	5,468,250
Series 2015 03/01/33	5.000%	5,000,000	6,051,800
Various Purpose Series 2009 04/01/22	5.250%	1,000,000	1,128,580
10/01/22	5.250%	25,000,000	28,748,000
Series 2010 03/01/25	5.000%	1,000,000	1,155,170
Series 2011 10/01/19	5.000%	12,000,000	13,671,720
09/01/31	5.000%	10,000,000	11,783,500
Tustin Community Facilities District Refunding Special Tax Bonds Legacy Villages of Columbus #06-1 Series 2015 09/01/31	5.000%	1,000,000	1,185,070
09/01/33	5.000%	1,250,000	1,464,475
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC)(c) 08/01/20	0.000%	7,285,000	6,780,295
Total			396,043,694
COLORADO 2.3%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007 12/01/17	4.800%	155,000	155,592
Board of Governors of Colorado State University System Refunding Revenue Bonds Series 2013A 03/01/31	5.000%	4,560,000	5,854,538

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of Denver Airport System Revenue Bonds Series 2012B 11/15/32	5.000%	10,000,000	11,855,300
Colorado Health Facilities Authority Refunding Revenue Bonds Covenant Retirement Communities Series 2012A 12/01/27	5.000%	4,000,000	4,476,000
Series 2015 12/01/26	5.000%	1,860,000	2,145,417
12/01/28	5.000%	1,000,000	1,137,650
12/01/30	5.000%	1,400,000	1,579,676
Evangelical Lutheran Good Samaritan Society Series 2015 06/01/27	5.000%	2,855,000	3,278,083
Unrefunded Revenue Bonds Health Facilities Evangelical Lutheran Series 2005 06/01/23	5.250%	130,000	130,468
Colorado Health Facilities Authority(a) Refunding Revenue Bonds NCMC, Inc. Project Series 2016 05/15/27	5.000%	1,440,000	1,786,046
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC)(c) 09/01/18	0.000%	1,500,000	1,443,780
North Range Metropolitan District No. 1 Limited General Obligation Refunding Bonds Series 2007 (ACA) 12/15/17	5.000%	350,000	353,675
Park Creek Metropolitan District Refunding Tax Allocation Bonds Limited Property Tax Series 2015 12/01/32	5.000%	1,500,000	1,748,340
Regional Transportation District Certificate of Participation Series 2010A 06/01/25	5.000%	10,000,000	11,414,300
Series 2015 06/01/27	5.000%	2,925,000	3,584,617
University of Colorado Hospital Authority Revenue Bonds Series 2012A 11/15/27	5.000%	3,750,000	4,413,900
Total			55,357,382

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CONNECTICUT 0.4%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011 09/01/28	4.375%	1,615,000	1,818,732
Connecticut State Health & Educational Facility Authority Revenue Bonds Trinity College Series 1998F (NPFGC) 07/01/21	5.500%	1,000,000	1,115,260
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/22	7.000%	5,626,000	6,319,461
Total			9,253,453
DISTRICT OF COLUMBIA 1.8%
District of Columbia Water & Sewer Authority Prerefunded 10/01/18 Revenue Bonds Series 2009A 10/01/24	5.000%	1,000,000	1,101,820
District of Columbia Refunding Revenue Bonds Children's Hospital Series 2015 07/15/30	5.000%	3,000,000	3,648,780
Friendship Public Charter School Series 2016 06/01/36	5.000%	2,900,000	3,285,439
Metropolitan Washington Airports Authority Dulles Toll Road(c) Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM) 10/01/24	0.000%	20,980,000	16,513,568
10/01/25	0.000%	7,500,000	5,641,575
10/01/26	0.000%	5,000,000	3,615,500
Metropolitan Washington Airports Authority Revenue Bonds Series 2009C 10/01/25	5.250%	8,920,000	9,798,352
Total			43,605,034
FLORIDA 7.0%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(d)(e) 07/15/32	0.000%	1,835,000	367,110

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Florida Expressway Authority Refunding Revenue Bonds Series 2016A 07/01/31	4.000%	12,000,000	13,504,200
Citizens Property Insurance Corp. Revenue Bonds Senior Secured Series 2012A-1 06/01/21	5.000%	16,965,000	19,969,671
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC) 10/01/19	5.500%	1,000,000	1,145,550
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Home Estates Series 2008 01/01/19	5.875%	1,160,000	1,252,104
City of Tallahassee Utility System Refunding Revenue Bonds Series 2001 (NPFGC) 10/01/17	5.500%	1,900,000	2,029,808
10/01/18	5.500%	1,000,000	1,113,150
County of Miami-Dade Aviation Refunding Revenue Bonds Series 2014B 10/01/32	5.000%	6,500,000	7,732,530
Revenue Bonds Miami International Airport Series 2010A 10/01/25	5.500%	6,000,000	7,082,340
County of Miami-Dade Seaport Department Revenue Bonds Series 2014 10/01/29	5.000%	500,000	586,515
10/01/31	5.000%	600,000	698,412
10/01/33	5.000%	1,215,000	1,403,447
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM) 10/01/21	5.250%	20,000,000	24,195,600
Florida Development Finance Corp. Revenue Bonds Miami Arts Charter School Project Series 2014A(b) 06/15/34	5.875%	1,665,000	1,709,189
Florida Municipal Power Agency Refunding Revenue Bonds Series 2016A 10/01/30	5.000%	2,750,000	3,386,543

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Aviation Authority Revenue Bonds Tampa International Airport Subordinated Series 2015B 10/01/31	5.000%	1,600,000	1,886,096
10/01/32	5.000%	2,300,000	2,694,197
Lake County School Board Certificate of Participation Series 2006C (AMBAC) 06/01/18	5.250%	1,500,000	1,636,515
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007 11/15/22	5.000%	7,650,000	7,952,405
Lee County School Board Refunding Certificate of Participation Series 2014A 08/01/28	5.000%	2,000,000	2,411,360
Mid-Bay Bridge Authority Refunding Revenue Bonds Series 2015A 10/01/30	5.000%	2,150,000	2,501,568
Orange County Health Facilities Authority Refunding Revenue Bonds Orlando Health, Inc. Series 2016A 10/01/35	5.000%	3,000,000	3,566,070
Orange County School Board Certificate of Participation Series 2012B 08/01/26	5.000%	6,500,000	7,770,165
Refunding Certificate of Participation Series 2016C 08/01/33	5.000%	8,400,000	10,095,288
Pasco County School Board Refunding Certificate of Participation Series 2015A 08/01/26	5.000%	4,620,000	5,705,423
08/01/27	5.000%	2,500,000	3,060,950
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village On The Isle Project Series 2007 01/01/27	5.500%	4,000,000	4,189,120
School Board of Miami-Dade County (The) Refunding Certificate of Participation Series 2015A 05/01/30	5.000%	2,500,000	2,966,475
School District of Broward County Refunding Certificate of Participation Series 2012A 07/01/25	5.000%	5,280,000	6,245,870

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A(b)(f) 10/01/22	5.750%	9,530,000	9,950,368
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation Bonds Series 2014A-1(b) 03/01/30	5.000%	2,925,000	3,282,698
Sterling Hill Community Development District Special Assessment Bonds Series 2003B(d)(e) 11/01/10	5.500%	145,000	103,530
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC) 10/01/19	5.500%	1,500,000	1,734,480
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC) 10/01/20	5.750%	910,000	995,185
Volusia County Educational Facility Authority Revenue Bonds Series 2015B 10/15/30	5.000%	1,510,000	1,759,195
Total			166,683,127
GEORGIA 1.7%
City of Atlanta Department of Aviation Subordinated Refunding Revenue Bonds Generall Lien Series 2014 01/01/32	5.000%	2,000,000	2,371,580
City of Atlanta Water & Wastewater Refunding Revenue Bonds Series 2015 11/01/30	5.000%	2,500,000	3,062,550
Revenue Bonds Series 1999A (NPFGC) 11/01/18	5.500%	15,305,000	17,100,583
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/30	6.000%	5,000,000	5,770,800
Fulton County Development Authority Refunding Revenue Bonds Spelman College Series 2015 06/01/32	5.000%	3,630,000	4,302,058

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia State Road & Tollway Authority(b)(c) Revenue Bonds I-75 S Express Lanes Project Series 2014 06/01/24	0.000%	625,000	398,869
06/01/34	0.000%	3,750,000	1,231,725
State of Georgia Unlimited General Obligation Bonds Series 2012A 07/01/31	4.000%	5,000,000	5,584,000
Total			39,822,165
HAWAII 0.6%
State of Hawaii Department of Budget & Finance Revenue Bonds Hawaii Pacific University Series 2013A 07/01/20	5.000%	870,000	917,093
07/01/23	5.750%	1,015,000	1,126,741
07/01/27	6.250%	1,400,000	1,563,198
State of Hawaii Prerefunded 05/01/18 Unlimited General Obligation Bonds Series 2008DK 05/01/22	5.000%	10,540,000	11,430,736
05/01/22	5.000%	210,000	227,747
Total			15,265,515
IDAHO 0.2%
Idaho Health Facilities Authority Revenue Bonds Terraces of Boise Project Series 2014A 10/01/24	7.000%	2,980,000	3,320,405
Series 2014B-1 10/01/22	6.500%	2,000,000	2,002,940
Total			5,323,345
ILLINOIS 8.5%
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2014B 01/01/29	5.000%	6,150,000	7,203,064
Chicago O'Hare International Airport Refunding Revenue Bonds General Airport 3rd Lien Series 2005B (NPFGC) 01/01/17	5.250%	10,000,000	10,301,800
General Senior Lien Series 2013B 01/01/28	5.250%	11,180,000	13,438,695

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Passenger Facility Charge Series 2012A 01/01/28	5.000%	2,590,000	2,961,276
01/01/29	5.000%	2,500,000	2,844,125
01/01/30	5.000%	3,000,000	3,407,820
Chicago Park District Unlimited General Obligation Refunding Bonds Limited Tax Series 2014B 01/01/29	5.000%	2,500,000	2,843,975
Chicago Transit Authority Revenue Bonds Series 2011 12/01/29	5.250%	7,485,000	8,376,389
12/01/30	5.250%	1,925,000	2,145,413
City of Chicago Limited General Obligation Refunding Bonds Emergency Telephone System Series 1999 (NPFGC) 01/01/18	5.250%	7,540,000	7,831,873
Revenue Bonds Asphalt Operating Services - Recovery Zone Facility Series 2010 12/01/18	6.125%	2,070,000	2,118,024
Unlimited General Obligation Bonds Series 2002B 01/01/27	5.125%	3,155,000	3,171,217
Series 2015A 01/01/23	5.000%	5,000,000	5,183,250
Unlimited General Obligation Refunding Bonds Project Series 2014A 01/01/30	5.250%	3,000,000	2,985,300
01/01/32	5.250%	3,845,000	3,812,279
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A 11/15/22	5.250%	8,000,000	8,943,600
Illinois Finance Authority Refunding Revenue Bonds DePaul University Series 2004A 10/01/18	5.375%	2,000,000	2,208,600
Rush University Medical Center Series 2015A 11/15/32	5.000%	10,000,000	11,790,700
Illinois Municipal Electric Agency Refunding Revenue Bonds Series 2015A 02/01/30	5.000%	12,000,000	14,365,080
Illinois State Toll Highway Authority Revenue Bonds Series 2014C 01/01/32	5.000%	9,600,000	11,435,712

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds Senior Series 2016A 12/01/31	4.000%	12,000,000	13,233,840
Kane Cook & DuPage Counties School District No. U-46 Elgin Unlimited General Obligation Refunding Bonds Series 2015D 01/01/32	5.000%	1,800,000	2,070,288
01/01/33	5.000%	2,000,000	2,291,400
Kendall & Kane Counties Community Unit School District No. 115 Unrefunded Unlimited General Obligation Bonds Capital Appreciation Series 2002 (NPFGC)(c) 01/01/17	0.000%	3,050,000	3,023,953
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/19	5.000%	5,000,000	5,554,550
06/01/21	5.250%	12,000,000	14,124,720
State of Illinois Unlimited General Obligation Bonds Series 2013 07/01/26	5.500%	15,100,000	17,184,857
Series 2014 02/01/25	5.000%	6,000,000	6,729,300
02/01/31	5.250%	4,965,000	5,440,895
State of Illinois(c) Revenue Bonds Capital Appreciation-Civic Center Series 1990B (AMBAC) 12/15/17	0.000%	5,540,000	5,358,787
Total			202,380,782
INDIANA 0.5%
City of Indianapolis Thermal Energy System Refunding Revenue Bonds 1st Lien Series 2014A 10/01/32	5.000%	1,400,000	1,644,552
Indiana Finance Authority Revenue Bonds 1st Lien-CWA Authority, Inc. Series 2011A 10/01/25	5.250%	1,750,000	2,088,992
2nd Lien-CWA Authority, Inc. Series 2011B 10/01/23	5.250%	7,035,000	8,425,116
Total			12,158,660

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
IOWA 0.2%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C 06/01/17	5.000%	730,000	743,264
Iowa Finance Authority Prerefunded 08/01/18 Revenue Bonds Iowa State Revolving Fund Series 2008 08/01/20	5.250%	500,000	550,260
Refunding Revenue Bonds Development-Care Initiatives Project Series 2006A 07/01/18	5.250%	2,695,000	2,709,984
Total			4,003,508
KANSAS 0.8%
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A 05/15/24	5.000%	6,000,000	6,070,500
State of Kansas Department of Transportation Revenue Bonds Series 2004A 03/01/18	5.500%	11,775,000	12,816,381
Total			18,886,881
KENTUCKY 1.0%
Kentucky Economic Development Finance Authority Revenue Bonds Senior-Next Generation Information Series 2015 07/01/32	5.000%	1,500,000	1,717,725
Kentucky Municipal Power Agency Refunding Revenue Bonds Series 2015A 09/01/29	5.000%	4,000,000	4,719,800
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds Series 2009A 05/15/21	5.000%	7,445,000	8,364,532
05/15/22	5.000%	7,825,000	8,785,206
Total			23,587,263
LOUISIANA 0.9%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A 05/01/20	5.000%	4,290,000	4,934,143

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana State Citizens Property Insurance Corp. Refunding Revenue Bonds Series 2015 (AGM) 06/01/22	5.000%	2,000,000	2,408,240
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/25	6.000%	4,250,000	4,695,910
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 12/01/40	4.000%	9,245,000	10,082,505
Total			22,120,798
MARYLAND 0.1%
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds Meritus Medical Center Issue Series 2015 07/01/28	5.000%	1,300,000	1,517,867
MASSACHUSETTS 4.6%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2002D (AMBAC/TCRS/BNY) 08/01/18	5.500%	6,500,000	7,198,165
Limited General Obligation Refunding Bonds Series 2003D 10/01/17	5.500%	5,000,000	5,348,250
Unlimited General Obligation Bonds Consolidated Loan Series 1998C 08/01/17	5.250%	1,775,000	1,879,033
Unlimited General Obligation Refunding Bonds Series 2004C (AGM) 12/01/16	5.500%	7,500,000	7,722,225
Massachusetts Bay Transportation Authority Unrefunded Revenue Bonds General Transportation Series 1991 (NPFGC) 03/01/21	7.000%	2,395,000	2,829,669
Massachusetts Clean Water Trust (The) Refunding Revenue Bonds Pool Program Series 2004A 08/01/17	5.250%	2,920,000	3,090,382
Revenue Bonds MWRA Program Subordinated Series 1999A 08/01/19	6.000%	2,500,000	2,910,875

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency Refunding Revenue Bonds Lahey Clinic Obligation Series 2015F 08/15/31	5.000%	2,490,000	2,964,644
08/15/32	5.000%	4,120,000	4,864,443
08/15/33	5.000%	4,845,000	5,698,737
Revenue Bonds 1st Mortgage-Orchard Cove Series 2007 10/01/17	5.000%	300,000	310,707
Massachusetts Development Finance Agency(a) Revenue Bonds Caregroup Series 2016I 07/01/27	5.000%	6,000,000	7,380,960
Massachusetts Health & Educational Facilities Authority Prerefunded 07/01/18 Revenue Bonds Caregroup, Inc. Series 2008E-2 07/01/20	5.375%	9,720,000	10,688,890
07/01/22	5.375%	13,345,000	14,675,230
Massachusetts Institute of Technology Series 2009O 07/01/26	5.000%	500,000	546,035
Revenue Bonds Boston College Series 2008M-1 06/01/24	5.500%	2,670,000	3,389,431
Harvard University Series 2009A 11/15/19	5.250%	1,000,000	1,117,240
Massachusetts Port Authority Refunding Revenue Bonds Passenger Facility Charge Series 2007D (AGM) 07/01/17	5.000%	8,500,000	8,923,810
Revenue Bonds Series 2010A 07/01/25	5.000%	1,500,000	1,750,590
Massachusetts Water Pollution Abatement Trust (The) Prerefunded 08/01/19 Revenue Bonds State Revolving Fund Series 2009-14 08/01/24	5.000%	12,530,000	14,209,646
Massachusetts Water Resources Authority Refunding Revenue Bonds Green Bonds Series 2016C(a) 08/01/36	4.000%	2,000,000	2,225,120
Total			109,724,082

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MICHIGAN 1.3%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/26	5.250%	2,000,000	2,328,260
07/01/27	5.250%	1,500,000	1,733,610
Michigan Finance Authority Refunding Revenue Bonds McLaren Health Care Corp. Series 2015 05/15/29	5.000%	1,800,000	2,167,938
Senior Lien-Detroit Water & Sewer Series 2014C-6 07/01/33	5.000%	800,000	918,920
Series 2014H-1 10/01/26	5.000%	3,300,000	3,970,923
Revenue Bonds Local Government Loan Program - Detroit Series 2015 07/01/33	5.000%	2,000,000	2,320,320
Senior Lien-Detroit Water & Sewer Series 2014C-3 (AGM) 07/01/32	5.000%	1,000,000	1,160,460
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D 09/01/32	5.000%	4,000,000	4,612,320
State of Michigan Trunk Line Refunding Revenue Bonds Series 1998A 11/01/16	5.500%	2,000,000	2,050,700
Series 2005 (AGM) 11/01/17	5.250%	5,050,000	5,394,006
Revenue Bonds Series 2011 11/15/27	5.000%	1,000,000	1,185,460
11/15/28	5.000%	1,000,000	1,183,560
11/15/29	5.000%	1,205,000	1,421,008
Total			30,447,485
MINNESOTA 0.7%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A Escrowed to Maturity 11/15/18	6.000%	795,000	859,975
City of St. Cloud Refunding Revenue Bonds Centracare Health Series 2016A(a) 05/01/27	5.000%	1,785,000	2,212,811

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Louis Park Prerefunded 07/01/18 Revenue Bonds Park Nicollet Health Services Series 2008C 07/01/23	5.500%	750,000	826,433
County of Rice Revenue Bonds Shattuck-St. Mary's School Series 2015A(b) 08/01/22	5.000%	750,000	808,305
Dakota County Community Development Agency Revenue Bonds Sanctuary at West St. Paul Project Series 2015 08/01/30	5.750%	1,075,000	1,111,991
Housing & Redevelopment Authority of The City of St. Paul Refunding Revenue Bonds HealthEast Care System Project Series 2015 11/15/28	5.250%	1,500,000	1,698,975
HealthPartners Obligation Group Series 2015 07/01/28	5.000%	6,400,000	7,736,064
State of Minnesota Unlimited General Obligation Bonds Series 2008C 08/01/19	5.000%	500,000	567,140
Woodbury Housing & Redevelopment Authority Revenue Bonds St. Therese of Woodbury Series 2014 12/01/34	5.000%	1,000,000	1,041,040
Total			16,862,734
MISSISSIPPI 0.2%
State of Mississippi Revenue Bonds Series 2015E 10/15/29	5.000%	3,500,000	4,222,820
MISSOURI 1.8%
City of St. Louis Airport Refunding Revenue Bonds Lambert-St. Louis International Airport Series 2007A (AGM) 07/01/21	5.000%	5,000,000	5,239,650
Health & Educational Facilities Authority of the State of Missouri Refunding Revenue Bonds CoxHealth Series 2015A 11/15/28	5.000%	6,210,000	7,474,853

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Lutheran Senior Services Series 2014 02/01/26	5.000%	1,225,000	1,401,008
02/01/29	5.000%	5,975,000	6,690,805
Washington University Series 2008A Escrowed to Maturity 03/15/18	5.250%	1,000,000	1,084,410
Missouri Joint Municipal Electric Utility Commission Refunding Revenue Bonds Prairie State Project Series 2015A 12/01/29	5.000%	2,000,000	2,413,840
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B 01/01/18	5.250%	7,470,000	8,041,829
Poplar Bluff Regional Transportation Development District Revenue Bonds Series 2012 12/01/26	3.250%	715,000	753,846
St. Louis County Industrial Development Authority Prerefunded 12/01/17 Revenue Bonds St. Andrews Residence for Seniors Series 2007A 12/01/26	6.250%	7,000,000	7,614,110
Refunding Revenue Bonds St. Andrew's Resources for Seniors Obligated Group Series 2015 12/01/25	5.000%	1,680,000	1,844,942
Revenue Bonds Friendship Village Sunset Hills Series 2013A 09/01/23	5.000%	690,000	770,226
Total			43,329,519
NEBRASKA 0.7%
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC) 04/01/21	5.000%	750,000	835,035
Nebraska Public Power District Prerefunded 01/01/18 Revenue Bonds General Series 2008B 01/01/20	5.000%	570,000	610,373
Public Power Generation Agency Refunding Revenue Bonds Whelan Energy Center Unit Series 2015 01/01/27	5.000%	11,865,000	14,339,209

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A 07/01/23	5.000%	700,000	769,930
Total			16,554,547
NEVADA 1.7%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012 09/01/27	5.000%	3,250,000	3,653,812
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A(b) 06/15/20	6.500%	4,000,000	4,254,800
Clark County School District Limited General Obligation Bonds Series 2015D 06/15/30	4.000%	9,360,000	10,491,156
County of Clark Department of Aviation Subordinated Revenue Bonds System Lien Series 2009C (AGM) 07/01/25	5.000%	8,190,000	9,151,752
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A 12/01/28	5.000%	10,740,000	12,196,666
Total			39,748,186
NEW HAMPSHIRE 0.7%
New Hampshire Health & Education Facilities Authority Act Revenue Bonds Southern New Hampshire Medical Center Series 2007A 10/01/23	5.250%	7,000,000	7,443,940
University System Series 2009A 07/01/23	5.000%	8,370,000	9,268,603
Total			16,712,543
NEW JERSEY 1.5%
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC) 10/01/26	5.500%	750,000	992,520

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC) 03/01/20	5.000%	1,205,000	1,379,376
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM) 10/01/24	5.375%	2,000,000	2,505,360
Manalapan-Englishtown Regional Board of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC) 12/01/20	5.750%	1,325,000	1,579,837
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Senior Series 2005A 01/01/20	5.000%	670,000	625,679
New Jersey Economic Development Authority Refunding Revenue Bonds New Jersey American Water Co. Series 2010A 06/01/23	4.450%	1,000,000	1,099,620
School Facilities-Construction Series 2009AA 12/15/20	5.250%	1,000,000	1,076,230
Revenue Bonds MSU Student Housing Project-Provident Series 2010 06/01/21	5.000%	1,000,000	1,103,400
New Jersey Economic Development Authority(c) Revenue Bonds Capital Appreciation-Motor Vehicle Surcharges Series 2004 (NPFGC) 07/01/21	0.000%	1,255,000	1,117,565
New Jersey Educational Facilities Authority Refunding Revenue Bonds Rowan University Series 2008B (AGM) 07/01/23	5.000%	750,000	813,960
New Jersey Higher Education Student Assistance Authority Refunding Revenue Bonds Series 2010-1A 12/01/25	5.000%	710,000	746,501
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA 10/01/28	6.375%	85,000	88,000
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2001C (AGM) 12/15/18	5.500%	2,000,000	2,210,580

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006A 12/15/20	5.250%	1,000,000	1,110,610
Series 2006A (AGM) 12/15/21	5.500%	4,700,000	5,494,159
12/15/22	5.250%	4,000,000	4,698,320
Series 2010D 12/15/23	5.250%	5,800,000	6,604,924
New Jersey Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity 01/01/19	6.000%	1,000,000	1,110,570
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 01/01/28	5.250%	500,000	647,845
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2009A 06/15/17	5.000%	1,000,000	1,043,450
Total			36,048,506
NEW MEXICO 0.2%
County of Bernalillo Refunding Revenue Bonds Series 1998 04/01/27	5.250%	3,000,000	3,769,470
NEW YORK 11.4%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A Escrowed to Maturity 11/15/16	5.250%	1,750,000	1,794,503
11/15/17	5.250%	1,250,000	1,337,113
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds Catholic Health System Series 2015 07/01/24	5.000%	700,000	842,954
07/01/25	5.000%	1,000,000	1,209,690
City of New York Subordinated Unlimited General Obligation Bonds Series 2008B-1 09/01/22	5.250%	7,200,000	7,951,464
Unlimited General Obligation Bonds Series 2007D-1 12/01/21	5.000%	5,900,000	6,312,764
County of Nassau Limited General Obligation Bonds Series 2014A 04/01/27	5.000%	12,025,000	14,599,432

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Island Power Authority Revenue Bonds Series 2012B 09/01/26	5.000%	5,000,000	5,941,100
Metropolitan Transportation Authority Prerefunded 11/15/18 Revenue Bonds Series 2009A 11/15/26	5.300%	710,000	792,033
Revenue Bonds Series 2004A (NPFGC) 11/15/17	5.250%	4,000,000	4,286,960
Transportation Series 2007A (AGM) 11/15/20	5.000%	5,000,000	5,334,100
11/15/21	5.000%	3,000,000	3,199,020
Nassau County Local Economic Assistance Corp. Refunding Revenue Bonds Catholic Health Services Series 2011 07/01/19	5.000%	6,125,000	6,800,649
07/01/20	5.000%	9,390,000	10,693,708
New York City Transitional Finance Authority Future Tax Secured Subordinated Revenue Bonds Future Tax Series 2016E-1 02/01/32	5.000%	13,000,000	16,063,970
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Subordinated Series 2007C-1 11/01/20	5.000%	10,300,000	10,970,118
Subordinated Series 2009A-1 05/01/27	5.000%	10,430,000	11,719,669
New York State Dormitory Authority Prerefunded 05/01/19 Revenue Bonds North Shore-Long Island Jewish Obligation Group Series 2009A 05/01/30	5.250%	4,750,000	5,374,482
Prerefunded 07/01/19 Revenue Bonds Mount Sinai School of Medicine Series 2009 07/01/26	5.500%	14,635,000	16,681,119
07/01/27	5.500%	10,675,000	12,167,472
Refunding Revenue Bonds Consolidated Service Contract Series 2009A 07/01/24	5.000%	3,500,000	3,948,945
North Shore - Long Island Jewish Obligation Group Series 2015A 05/01/31	5.000%	9,750,000	11,626,680
Revenue Bonds Court Facilities Lease Series 2005A (AMBAC) 05/15/18	5.250%	6,000,000	6,540,720

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John's University Series 2007C (NPFGC) 07/01/23	5.250%	3,245,000	4,077,050
State University Educational Facilities 3rd General Series 2005A (NPFGC) 05/15/17	5.500%	10,000,000	10,510,800
05/15/22	5.500%	6,730,000	8,389,887
Upstate Community-State Supported Series 2005B (NPFGC) 07/01/21	5.500%	6,345,000	7,710,952
New York State Thruway Authority Prerefunded 10/01/17 Revenue Bonds General 2nd Series 2007B 04/01/19	5.000%	5,000,000	5,310,300
Revenue Bonds General 2nd Series 2005B (AMBAC) 04/01/20	5.500%	10,840,000	12,736,675
Series 2012I 01/01/24	5.000%	8,500,000	10,312,710
Series 2007H (NPFGC) 01/01/23	5.000%	1,500,000	1,600,275
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B 01/01/19	5.000%	4,000,000	4,371,040
01/01/20	5.000%	10,460,000	11,421,902
Revenue Bonds State Personal Income Tax-State Facilities Series 2004A-2 (NPFGC) 03/15/20	5.500%	20,000,000	23,471,200
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009 09/01/26	4.750%	1,000,000	1,090,180
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006 11/01/28	5.000%	3,000,000	3,037,770
Total			270,229,406
NORTH CAROLINA 2.3%
Albemarle Hospital Authority Prerefunded 10/01/17 Revenue Bonds Series 2007 10/01/21	5.250%	3,000,000	3,191,040
10/01/27	5.250%	3,700,000	3,935,616

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cape Fear Public Utility Authority Revenue Bonds Series 2008 08/01/20	5.000%	800,000	874,808
City of Charlotte Water & Sewer System Revenue Bonds Series 2008 07/01/26	5.000%	1,250,000	1,362,675
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/18 Revenue Bonds Series 2008A (AGM) 01/01/19	5.250%	5,415,000	5,823,833
Prerefunded 01/01/19 Revenue Bonds Series 2009B 01/01/26	5.000%	21,105,000	23,449,554
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A 10/01/24	5.500%	1,295,000	1,298,406
North Carolina Municipal Power Agency No. 1 Refunding Revenue Bonds Series 2015A 01/01/31	5.000%	2,000,000	2,452,220
State of North Carolina Refunding Revenue Bonds Series 2014B 06/01/25	5.000%	10,000,000	12,773,000
Total			55,161,152
OHIO 1.7%
American Municipal Power, Inc. Prerefunded 02/15/18 Revenue Bonds Prairie State Energy Series 2008 02/15/20	5.250%	3,820,000	4,126,517
02/15/22	5.250%	4,530,000	4,893,487
Refunding Revenue Bonds Series 2015A 02/15/32	5.250%	12,000,000	14,145,000
Revenue Bonds AMP Fremont Energy Center Project Series 2012 02/15/24	5.000%	2,000,000	2,385,540
Unrefunded Revenue Bonds Prairie State Energy Series 2008 02/15/20	5.250%	240,000	259,015
02/15/22	5.250%	580,000	625,953
Columbus City School District Refunding Unlimited General Obligation Bonds School Facilities Construction & Improvement Series 2016(a) 12/01/31	5.000%	3,000,000	3,631,290

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 12/01/19	5.250%	2,250,000	2,587,815
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC) 02/15/21	5.500%	2,000,000	2,400,140
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011 01/01/25	5.000%	3,750,000	4,358,438
Total			39,413,195
OKLAHOMA —%
Chickasaw Nation Revenue Bonds Health System Series 2007(b)(f) 12/01/17	5.375%	970,000	1,002,573
OREGON 0.3%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A 10/01/34	5.125%	1,000,000	1,097,350
Oregon Health & Science University Refunding Revenue Bonds Series 2016B 07/01/34	5.000%	3,500,000	4,270,945
Oregon State Lottery Prerefunded 04/01/19 Revenue Bonds Series 2009A 04/01/24	5.250%	1,000,000	1,126,100
Total			6,494,395
PENNSYLVANIA 3.3%
City of Philadelphia Unlimited General Obligation Bonds Series 2011 08/01/19	5.250%	3,795,000	4,285,921
Commonwealth of Pennsylvania Unlimited General Obligation Refunding Bonds 3rd Series 2004 (AGM) 07/01/18	5.375%	12,000,000	13,155,120
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC)(c) 12/01/18	0.000%	1,000,000	949,010

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cumberland County Municipal Authority Refunding Revenue Bonds Diakon Lutheran Ministries Series 2015 01/01/27	5.000%	2,500,000	2,866,875
01/01/28	5.000%	2,090,000	2,371,147
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2012 01/01/27	5.000%	1,835,000	2,079,073
Delaware Valley Regional Finance Authority Revenue Bonds Series 1997B (AMBAC) 07/01/17	5.600%	2,000,000	2,109,100
Series 2002 07/01/17	5.750%	2,000,000	2,112,580
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)(c) 09/01/21	0.000%	2,210,000	2,060,781
Lancaster County Solid Waste Management Authority Revenue Bonds Series 2013A 12/15/29	5.250%	3,000,000	3,556,680
Northampton County General Purpose Authority Revenue Bonds Saint Luke's Hospital Project Series 2008A 08/15/20	5.000%	3,480,000	3,792,643
08/15/21	5.125%	3,715,000	4,051,505
08/15/22	5.250%	1,965,000	2,143,206
Pennsylvania Turnpike Commission Revenue Bonds Series 2015B 12/01/30	5.000%	525,000	634,331
Subordinated Revenue Bonds Series 2011A 12/01/31	5.625%	8,150,000	9,532,322
Pennsylvania Turnpike Commission(g) Revenue Bonds Capital Appreciation Subordinated Series 2010B-2 12/01/24	0.000%	20,000,000	23,310,000
Total			79,010,294
RHODE ISLAND 1.0%
City of Cranston Unlimited General Obligation Bonds Series 2008 (AGM) 07/01/26	4.750%	900,000	968,391
07/01/27	4.750%	945,000	1,016,810

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Providence Housing Authority Revenue Bonds Capital Fund Series 2008 09/01/24	5.000%	565,000	625,664
09/01/26	5.000%	310,000	342,367
09/01/27	5.000%	690,000	762,043
Rhode Island Commerce Corp. Revenue Bonds East Greenwich Free Library Association Series 2004 06/15/24	5.750%	380,000	380,251
Grant Anticipation-Department of Transportation Series 2009A (AGM) 06/15/21	5.250%	2,000,000	2,237,660
Providence Place Mall Senior Series 2000 (AGM) 07/01/20	6.125%	980,000	982,607
Rhode Island Depositors Economic Protection Corp. Revenue Bonds Series 1993A Escrowed to Maturity (AGM) 08/01/21	5.750%	2,165,000	2,660,872
Rhode Island Health & Educational Building Corp. Prerefunded 05/15/17 Revenue Bonds Public Schools Financing Project Series 2007 (AMBAC) 05/15/19	4.250%	235,000	243,655
Refunding Revenue Bonds University of Rhode Island Series 2008A 09/15/28	6.500%	3,000,000	3,361,890
Revenue Bonds Bond Financing Program Series 2009 05/15/25	5.000%	1,515,000	1,698,542
Brown University Series 2007 09/01/18	5.000%	1,000,000	1,057,600
Higher Education-Johnson & Wales Series 1999 (NPFGC) 04/01/18	5.500%	1,420,000	1,534,679
Hospital Financing-Lifespan Obligation Series 2009A (AGM) 05/15/27	6.125%	400,000	455,804
05/15/30	6.250%	500,000	570,035
New England Institute of Technology Series 2010 03/01/24	5.000%	1,145,000	1,291,354
University of Rhode Island Series 2009A (AGM) 09/15/24	4.750%	1,000,000	1,101,890
Unrefunded Revenue Bonds Public Schools Financing Project Series 2007 (AMBAC) 05/15/19	4.250%	15,000	15,151

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A 12/01/20	4.600%	885,000	933,905
Rhode Island Turnpike & Bridge Authorit Refunding Revenue Bonds Series 2016A 10/01/33	5.000%	1,300,000	1,546,246
Rhode Island Turnpike & Bridge Authority Refunding Revenue Bonds Series 2016A 10/01/34	4.000%	525,000	571,636
Total			24,359,052
SOUTH CAROLINA 1.7%
Beaufort-Jasper Water & Sewer Authority Refunding Revenue Bonds Series 2016B(a) 03/01/25	5.000%	1,000,000	1,214,910
County of Florence Refunding Revenue Bonds McLeod Regional Medical Center Project Series 2014 11/01/31	5.000%	3,250,000	3,871,822
11/01/32	5.000%	4,900,000	5,812,723
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B 10/01/31	5.000%	5,000,000	5,634,150
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005 12/01/18	5.500%	5,000,000	5,589,700
South Carolina Jobs-Economic Development Authority Revenue Bonds Lutheran Homes of South Carolina Obligation Group Series 2013 05/01/28	5.000%	3,500,000	3,722,985
York Preparatory Academy Project Series 2014A 11/01/33	7.000%	590,000	655,402
South Carolina Jobs-Economic Development Authority(b) Revenue Bonds Series 2015A 08/15/25	4.500%	410,000	420,767
South Carolina State Public Service Authority Refunding Revenue Bonds Series 2015A 12/01/26	5.000%	7,000,000	8,714,650

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A 12/01/30	5.000%	4,000,000	4,898,760
Total			40,535,869
SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority Refunding Revenue Bonds Sanford Obligated Group Series 2015 11/01/26	5.000%	1,000,000	1,222,970
11/01/27	5.000%	530,000	641,395
Revenue Bonds Regional Health Series 2011 09/01/19	5.000%	1,250,000	1,411,125
09/01/20	5.000%	1,250,000	1,449,438
09/01/21	5.000%	1,000,000	1,158,020
Total			5,882,948
TENNESSEE 0.1%
Chattanooga Health Educational & Housing Facility Board Refunding Revenue Bonds Student Housing - CDFI Phase I Series 2015 10/01/29	5.000%	1,000,000	1,165,750
10/01/30	5.000%	500,000	579,090
Total			1,744,840
TEXAS 9.6%
Central Texas Regional Mobility Authority Revenue Bonds Senior Lien Series 2010 01/01/19	5.750%	750,000	837,150
01/01/20	5.750%	1,250,000	1,430,175
Series 2011 01/01/31	5.750%	15,230,000	17,846,666
Series 2015A 01/01/30	5.000%	1,450,000	1,701,285
Central Texas Turnpike System Subordinated Refunding Revenue Bonds Series 2015C 08/15/32	5.000%	6,000,000	6,941,880
08/15/34	5.000%	5,100,000	5,880,249
City of Austin Subordinated Refunding Revenue Bonds Lien Series 1998 (NPFGC) 05/15/18	5.250%	1,100,000	1,196,074

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System Subordinated Refunding Revenue Bonds Lien Series 2012B 07/01/28	5.000%	7,000,000	8,204,630
City of Houston Combined Utility System Refunding Revenue Bonds 1st Lien Series 2016B 11/15/32	5.000%	10,000,000	12,388,300
City of Houston Refunding Revenue Bonds Convention & Entertainment Series 2015 09/01/27	5.000%	1,215,000	1,471,827
09/01/29	5.000%	1,500,000	1,792,260
Convention & Entertainment Facilities Series 2014 09/01/30	5.000%	1,000,000	1,187,370
City of Houston(c) Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC) 09/01/17	0.000%	2,000,000	1,969,600
City of Lubbock Limited General Obligation Notes CTFS Obligation Series 2016 02/15/33	4.000%	1,000,000	1,103,040
02/15/34	4.000%	1,000,000	1,097,650
Clifton Higher Education Finance Corp. Revenue Bonds International Leadership Series 2015 08/15/35	5.500%	8,500,000	8,954,325
Conroe Independent School District Prerefunded 02/15/18 Unlimited General Obligation Bonds School Building Series 2009A 02/15/25	5.250%	1,135,000	1,226,708
County of Harris Unlimited General Obligation Refunding Bonds Road Series 2015A 10/01/26	5.000%	10,000,000	12,769,200
Dallas County Community College District Limited General Obligation Bonds Series 2009 02/15/20	5.000%	750,000	838,418
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2012B 11/01/28	5.000%	21,380,000	24,775,785

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee)(c) 02/15/22	0.000%	2,000,000	1,846,420
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008 05/01/18	4.700%	12,000,000	12,683,280
Harris County-Houston Sports Authority Refunding Revenue Bonds 2nd Lien Series 2014C 11/15/32	5.000%	500,000	578,955
Houston Higher Education Finance Corp. Prerefunded 05/15/21 Revenue Bonds Cosmos Foundation, Inc. Series 2011 05/15/31	6.500%	535,000	676,550
Unrefunded Revenue Bonds Cosmos Foundation, Inc. Series 2011 05/15/31	6.500%	465,000	553,359
Lewisville Independent School District Prerefunded 02/15/19 Unlimited General Obligation Bonds School Building Series 2009 08/15/21	5.000%	1,000,000	1,114,790
Lower Colorado River Authority Refunding Revenue Bonds LCRA Transmission Services Corp. Series 2011 05/15/27	5.000%	11,195,000	12,926,978
New Hope Cultural Education Facilities Corp. Revenue Bonds NCCD-College Station Properties LLC Series 2015 07/01/35	5.000%	4,000,000	4,437,280
Series 2015A 07/01/30	5.000%	7,800,000	8,841,690
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008 12/15/20	5.250%	4,415,000	4,887,802
North Texas Tollway Authority Prerefunded 01/01/18 Revenue Bonds System-1st Tier Series 2008 01/01/22	6.000%	12,280,000	13,340,624
Refunding Revenue Bonds Series 2015A 01/01/32	5.000%	16,800,000	19,868,856

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
System-2nd Tier 01/01/31	5.000%	1,365,000	1,597,692
Unrefunded Revenue Bonds System-1st Tier Series 2008 01/01/22	6.000%	1,720,000	1,856,843
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012 10/01/21	5.000%	2,300,000	2,692,794
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A 08/15/20	5.125%	1,365,000	1,494,839
08/15/24	5.750%	1,590,000	1,793,584
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009 10/01/26	5.000%	1,000,000	1,133,150
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee) 08/15/21	5.000%	750,000	822,750
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Villages, Inc. Obligation Group Series 2007 05/15/27	5.125%	4,500,000	4,528,530
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990 10/01/20	7.375%	3,000,000	3,711,420
University of Houston Refunding Revenue Bonds Series 2009 02/15/21	5.000%	1,000,000	1,112,740
University of Texas System (The) Prerefunded 02/15/17 Revenue Bonds Financing System Series 2006D 08/15/18	5.000%	8,455,000	8,751,094
Refunding Revenue Bonds Financing System Series 2004A 08/15/17	5.250%	2,000,000	2,120,200

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009 09/01/22	5.000%	750,000	822,983
West Harris County Regional Water Authority Revenue Bonds Series 2009 12/15/25	5.000%	1,000,000	1,124,000
Total			228,931,795
VERMONT 0.6%
Vermont Educational & Health Buildings Financing Agency Refunding Revenue Bonds University of Vermont Medical Center Series 2016A 12/01/33	5.000%	12,445,000	14,800,465
VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Series 2013B(f) 10/01/24	5.000%	9,565,000	10,956,707
Virgin Islands Water & Power Authority - Electric System Refunding Revenue Bonds Series 2012A(f) 07/01/21	4.000%	625,000	658,394
Total			11,615,101
VIRGINIA 0.8%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003 09/01/18	5.250%	1,500,000	1,646,250
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012 03/01/26	4.250%	1,000,000	1,032,320
Virginia College Building Authority Prerefunded 09/01/18 Revenue Bonds Public Higher Education Financing Series 2009 09/01/24	5.000%	5,000	5,494
09/01/24	5.000%	995,000	1,093,256
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012 03/01/30	5.000%	1,500,000	1,571,685
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Resolution Series 2005B 08/01/16	5.250%	10,000,000	10,122,500
Virginia Resources Authority Prerefunded 10/01/19 Revenue Bonds State Revolving Fund Series 2009 10/01/22	5.000%	500,000	569,745
Subordinated Revenue Bonds Clean Water State Revolving Fund Subordinated Series 2007 10/01/17	5.000%	3,760,000	3,993,082
Total			20,034,332
WASHINGTON 2.0%
Energy Northwest Refunding Revenue Bonds Bonneville Power Administration Series 2016 07/01/27	5.000%	4,900,000	6,291,061
Unrefunded Revenue Bonds Columbia Generating Station Series 2007 07/01/22	5.000%	690,000	724,659
King County Public Hospital District No. 4 Revenue Bonds Series 2015A 12/01/25	5.000%	2,960,000	3,000,404
12/01/30	5.750%	2,820,000	2,857,167
State of Washington Prerefunded 01/01/18 Unlimited General Obligation Bonds Series 2008D 01/01/20	5.000%	1,000,000	1,071,180
Unlimited General Obligation Bonds Motor Vehicle Fuel Tax Series 2010B 08/01/26	5.000%	18,270,000	20,629,388
Series 2015A-1 08/01/30	5.000%	8,720,000	10,787,163
Washington State Housing Finance Commission Revenue Bonds Heron's Key Series 2015A 07/01/30	6.500%	320,000	336,426
07/01/35	6.750%	1,090,000	1,149,263
Total			46,846,711

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity 09/01/23	6.500%	3,980,000	4,822,486
WISCONSIN 1.5%
Public Finance Authority Refunding Revenue Bonds Celanese Project Series 2016D 11/01/30	4.050%	1,485,000	1,525,630
State of Wisconsin Revenue Bonds Series 2009A 05/01/22	5.000%	1,000,000	1,122,370
05/01/23	5.125%	14,000,000	15,756,160
Wisconsin Health & Educational Facilities Authority Prerefunded 08/15/16 Revenue Bonds Wheaton Healthcare Series 2006B 08/15/23	5.125%	13,065,000	13,241,377
Refunding Revenue Bonds ProHealth Care, Inc. Obligated Group Series 2015 08/15/31	5.000%	1,000,000	1,162,600
Rogers Memorial Hospital, Inc. Series 2014A 07/01/34	5.000%	2,500,000	2,813,575
Total			35,621,712
Total Municipal Bonds (Cost: $2,092,851,111)			2,277,581,736

Municipal Short Term 0.7%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds John Muir Health VRDN Series 2008A (Wells Fargo Bank)(g)(h) 08/15/36	0.250%	3,000,000	3,000,000
MICHIGAN 0.1%
University of Michigan Revenue Bonds Series 2012D-1(g) 12/01/24	0.240%	1,600,000	1,600,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
NEW YORK 0.5%
City of New York Unlimited General Obligation Bonds Series 2013I-4(g) 04/01/36	0.280%	6,100,000	6,100,000
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2016(g) 02/01/45	0.320%	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority Refunding Revenue Bond Subseries 2015B-2-RE(g) 01/01/32	0.250%	1,300,000	1,300,000
Total			12,400,000
Total Municipal Short Term (Cost: $17,000,000)			17,000,000

Money Market Funds 0.7%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.160%(i)	16,921,887	16,921,887
Total Money Market Funds (Cost: $16,921,887)		16,921,887
Total Investments (Cost: $2,126,772,998)		2,311,503,623
Other Assets & Liabilities, Net		67,727,501
Net Assets		2,379,231,124

Notes to Portfolio of Investments

(a)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2016, the value of these securities amounted to $25,437,403 or 1.07% of net assets.

(c)  Zero coupon bond.

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2016, the value of these securities amounted to $470,640, which represents 0.02% of net assets.

(e)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at April 30, 2016 was $470,640, which represents 0.02% of net assets. Information concerning such security holdings at April 30, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 07/15/32 0.000%	07/23/2008	1,835,000
Sterling Hill Community Development District Special Assessment Bonds Series 2003B 11/01/10 5.500%	10/23/2003	144,169

(f)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2016, the value of these securities amounted to $22,568,042 or 0.95% of net assets.

(g)  Variable rate security.

(h)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(i)  The rate shown is the seven-day current annualized yield at April 30, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Abbreviation Legend

ACA  ACA Financial Guaranty Corporation

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BHAC  Berkshire Hathaway Assurance Corporation

BNY  Bank of New York

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

VRDN  Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	2,277,581,736	—	2,277,581,736
Municipal Short Term	—	17,000,000	—	17,000,000
Money Market Funds	16,921,887	—	—	16,921,887
Total Investments	16,921,887	2,294,581,736	—	2,311,503,623

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $2,126,772,998)	$2,311,503,623
Cash	64,706,970
Receivable for:
Investments sold on a delayed delivery basis	1,153,700
Capital shares sold	4,227,210
Interest	28,631,614
Expense reimbursement due from Investment Manager	4,725
Prepaid expenses	4,286
Trustees' deferred compensation plan	184,335
Other assets	36,943
Total assets	2,410,453,406
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	21,711,742
Capital shares purchased	2,704,475
Dividend distributions to shareholders	5,959,724
Investment management fees	29,536
Distribution and/or service fees	2,790
Transfer agent fees	307,785
Compensation of board members	286,434
Chief compliance officer expenses	55
Other expenses	35,406
Trustees' deferred compensation plan	184,335
Total liabilities	31,222,282
Net assets applicable to outstanding capital stock	$2,379,231,124
Represented by
Paid-in capital	$2,200,436,894
Undistributed net investment income	2,140,316
Accumulated net realized loss	(8,076,711)
Unrealized appreciation (depreciation) on:
Investments	184,730,625
Total — representing net assets applicable to outstanding capital stock	$2,379,231,124

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A
Net assets	$244,779,162
Shares outstanding	22,575,336
Net asset value per share	$10.84
Maximum offering price per share(a)	$11.18
Class B
Net assets	$264,868
Shares outstanding	24,434
Net asset value per share	$10.84
Class C
Net assets	$60,158,873
Shares outstanding	5,547,586
Net asset value per share	$10.84
Class R4
Net assets	$4,773,149
Shares outstanding	440,553
Net asset value per share	$10.83
Class R5
Net assets	$6,089,382
Shares outstanding	562,371
Net asset value per share	$10.83
Class T
Net assets	$14,411,924
Shares outstanding	1,329,253
Net asset value per share	$10.84
Maximum offering price per share(a)	$11.38
Class Z
Net assets	$2,048,753,766
Shares outstanding	188,862,111
Net asset value per share	$10.85

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A and 4.75% for Class T.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income
Income:
Dividends	$1,843
Interest	42,494,140
Total income	42,495,983
Expenses:
Investment management fees	5,163,791
Distribution and/or service fees
Class A	239,657
Class B	1,214
Class C	242,506
Class T	10,740
Transfer agent fees
Class A	220,774
Class B	263
Class C	52,545
Class R4	2,963
Class R5	1,961
Class T	13,188
Class Z	1,787,676
Compensation of board members	44,415
Custodian fees	6,751
Printing and postage fees	21,209
Registration fees	68,226
Audit fees	13,474
Legal fees	25,082
Chief compliance officer expenses	523
Other	27,128
Total expenses	7,944,086
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,119,502)
Total net expenses	6,824,584
Net investment income	35,671,399
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,619,747
Net realized gain	1,619,747
Net change in unrealized appreciation (depreciation) on:
Investments	32,530,885
Net change in unrealized appreciation	32,530,885
Net realized and unrealized gain	34,150,632
Net increase in net assets resulting from operations	$69,822,031

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations
Net investment income	$35,671,399	$71,966,777
Net realized gain	1,619,747	11,429,998
Net change in unrealized appreciation (depreciation)	32,530,885	(39,047,079)
Net increase in net assets resulting from operations	69,822,031	44,349,696
Distributions to shareholders
Net investment income
Class A	(3,587,689)	(7,347,451)
Class B	(3,342)	(10,403)
Class C	(668,509)	(1,376,759)
Class R4	(51,491)	(30,171)
Class R5	(128,053)	(122,976)
Class T	(218,011)	(478,453)
Class Z	(31,013,207)	(62,789,568)
Total distributions to shareholders	(35,670,302)	(72,155,781)
Increase in net assets from capital stock activity	189,332,431	88,214,519
Proceeds from regulatory settlements (Note 6)	—	485,268
Total increase in net assets	223,484,160	60,893,702
Net assets at beginning of period	2,155,746,964	2,094,853,262
Net assets at end of period	$2,379,231,124	$2,155,746,964
Undistributed net investment income	$2,140,316	$2,139,219

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,496,070	37,627,048	5,188,262	55,673,651
Distributions reinvested	276,052	2,976,813	558,793	5,988,660
Redemptions	(3,024,152)	(32,587,818)	(4,325,989)	(46,321,935)
Net increase	747,970	8,016,043	1,421,066	15,340,376
Class B shares
Subscriptions	8,062	87,277	1,088	11,572
Distributions reinvested	203	2,192	640	6,870
Redemptions(a)	(12,572)	(135,255)	(21,866)	(234,114)
Net decrease	(4,307)	(45,786)	(20,138)	(215,672)
Class C shares
Subscriptions	856,048	9,222,038	1,004,118	10,783,381
Distributions reinvested	46,665	503,244	96,156	1,030,893
Redemptions	(389,375)	(4,195,073)	(921,015)	(9,856,643)
Net increase	513,338	5,530,209	179,259	1,957,631
Class R4 shares
Subscriptions	265,454	2,867,147	282,029	3,016,664
Distributions reinvested	4,762	51,330	2,790	29,827
Redemptions	(108,417)	(1,161,436)	(37,177)	(395,394)
Net increase	161,799	1,757,041	247,642	2,651,097
Class R5 shares
Subscriptions	848,382	9,189,793	391,984	4,180,084
Distributions reinvested	11,867	127,874	11,475	122,624
Redemptions	(776,655)	(8,396,940)	(118,084)	(1,259,475)
Net increase	83,594	920,727	285,375	3,043,233
Class T shares
Subscriptions	2,346	25,288	5,438	58,193
Distributions reinvested	13,988	150,803	30,672	328,814
Redemptions	(22,589)	(243,817)	(119,279)	(1,278,584)
Net decrease	(6,255)	(67,726)	(83,169)	(891,577)
Class Z shares
Subscriptions	29,360,015	316,339,904	29,033,063	311,877,480
Distributions reinvested	246,805	2,662,386	482,214	5,171,767
Redemptions	(13,523,985)	(145,780,367)	(23,422,405)	(250,719,816)
Net increase	16,082,835	173,221,923	6,092,872	66,329,431
Total net increase	17,578,974	189,332,431	8,122,907	88,214,519

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.68		$10.81		$10.54		$11.03		$10.56		$10.58
Income from investment operations:
Net investment income	0.16		0.34		0.36		0.34		0.35		0.37
Net realized and unrealized gain (loss)	0.16		(0.13)		0.27		(0.49)		0.47		(0.02)
Total from investment operations	0.32		0.21		0.63		(0.15)		0.82		0.35
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)		(0.36)		(0.34)		(0.35)		(0.37)
Total distributions to shareholders	(0.16)		(0.34)		(0.36)		(0.34)		(0.35)		(0.37)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.00	(a)	—
Net asset value, end of period	$10.84		$10.68		$10.81		$10.54		$11.03		$10.56
Total return	3.02%		2.00	%(b)	6.03%		(1.39%)		7.88%		3.43%
Ratios to average net assets(c)
Total gross expenses	0.86	%(d)	0.87%		0.87%		0.86%		0.86%		0.86%
Total net expenses(e)	0.76	%(d)	0.75	%(f)	0.75	%(f)	0.74	%(f)	0.74	%(f)	0.73	%(f)
Net investment income	3.00	%(d)	3.19%		3.34%		3.14%		3.22%		3.52%
Supplemental data
Net assets, end of period (in thousands)	$244,779		$233,125		$220,673		$201,053		$212,161		$187,355
Portfolio turnover	3%		15%		9%		15%		10%		9%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.68		$10.81		$10.54		$11.03		$10.56		$10.58
Income from investment operations:
Net investment income	0.13		0.27		0.29		0.27		0.28		0.30
Net realized and unrealized gain (loss)	0.16		(0.13)		0.27		(0.49)		0.47		(0.02)
Total from investment operations	0.29		0.14		0.56		(0.22)		0.75		0.28
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.29)		(0.27)		(0.28)		(0.30)
Total distributions to shareholders	(0.13)		(0.27)		(0.29)		(0.27)		(0.28)		(0.30)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.00	(a)	—
Net asset value, end of period	$10.84		$10.68		$10.81		$10.54		$11.03		$10.56
Total return	2.69%		1.34	%(b)	5.35%		(2.02%)		7.17%		2.76%
Ratios to average net assets(c)
Total gross expenses	1.51	%(d)	1.52%		1.52%		1.51%		1.51%		1.52%
Total net expenses(e)	1.41	%(d)	1.40	%(f)	1.40	%(f)	1.39	%(f)	1.39	%(f)	1.40	%(f)
Net investment income	2.35	%(d)	2.54%		2.69%		2.47%		2.58%		2.85%
Supplemental data
Net assets, end of period (in thousands)	$265		$307		$528		$876		$1,842		$2,494
Portfolio turnover	3%		15%		9%		15%		10%		9%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.68		$10.82		$10.54		$11.03		$10.56		$10.58
Income from investment operations:
Net investment income	0.13		0.27		0.30		0.32		0.33		0.35
Net realized and unrealized gain (loss)	0.16		(0.14)		0.28		(0.49)		0.47		(0.02)
Total from investment operations	0.29		0.13		0.58		(0.17)		0.80		0.33
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.30)		(0.32)		(0.33)		(0.35)
Total distributions to shareholders	(0.13)		(0.27)		(0.30)		(0.32)		(0.33)		(0.35)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.00	(a)	—
Net asset value, end of period	$10.84		$10.68		$10.82		$10.54		$11.03		$10.56
Total return	2.69%		1.24	%(b)	5.60%		(1.58%)		7.66%		3.22%
Ratios to average net assets(c)
Total gross expenses	1.51	%(d)	1.52%		1.52%		1.51%		1.51%		1.52%
Total net expenses(e)	1.41	%(d)	1.40	%(f)	1.26	%(f)	0.94	%(f)	0.94	%(f)	0.93	%(f)
Net investment income	2.35	%(d)	2.54%		2.83%		2.94%		3.01%		3.33%
Supplemental data
Net assets, end of period (in thousands)	$60,159		$53,774		$52,507		$51,706		$53,729		$35,541
Portfolio turnover	3%		15%		9%		15%		10%		9%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.67		$10.81		$10.53		$10.93
Income from investment operations:
Net investment income	0.17		0.36		0.38		0.23
Net realized and unrealized gain (loss)	0.16		(0.14)		0.27		(0.41)
Total from investment operations	0.33		0.22		0.65		(0.18)
Less distributions to shareholders:
Net investment income	(0.17)		(0.36)		(0.37)		(0.22)
Total distributions to shareholders	(0.17)		(0.36)		(0.37)		(0.22)
Proceeds from regulatory settlements	—		0.00	(b)	—		—
Net asset value, end of period	$10.83		$10.67		$10.81		$10.53
Total return	3.12%		2.11	%(c)	6.31%		(1.61%)
Ratios to average net assets(d)
Total gross expenses	0.66	%(e)	0.67%		0.67%		0.65	%(e)
Total net expenses(f)	0.56	%(e)	0.55	%(g)	0.55	%(g)	0.54	%(e)(g)
Net investment income	3.21	%(e)	3.42%		3.55%		3.66	%(e)
Supplemental data
Net assets, end of period (in thousands)	$4,773		$2,975		$336		$306
Portfolio turnover	3%		15%		9%		15%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R5	(Unaudited)		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.66		$10.80		$10.52	$11.07
Income from investment operations:
Net investment income	0.17		0.37		0.39	0.37
Net realized and unrealized gain (loss)	0.18		(0.14)		0.28	(0.56)
Total from investment operations	0.35		0.23		0.67	(0.19)
Less distributions to shareholders:
Net investment income	(0.18)		(0.37)		(0.39)	(0.36)
Total distributions to shareholders	(0.18)		(0.37)		(0.39)	(0.36)
Proceeds from regulatory settlements	—		0.00	(b)	—	—
Net asset value, end of period	$10.83		$10.66		$10.80	$10.52
Total return	3.27%		2.20	%(c)	6.44%	(1.73%)
Ratios to average net assets(d)
Total gross expenses	0.52	%(e)	0.53%		0.53%	0.52	%(e)
Total net expenses(f)	0.47	%(e)	0.45%		0.47%	0.45	%(e)
Net investment income	3.26	%(e)	3.50%		3.62%	3.62	%(e)
Supplemental data
Net assets, end of period (in thousands)	$6,089		$5,106		$2,088	$62
Portfolio turnover	3%		15%		9%	15%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class T	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.68		$10.81		$10.54		$11.03		$10.56		$10.58
Income from investment operations:
Net investment income	0.16		0.35		0.36		0.35		0.36		0.37
Net realized and unrealized gain (loss)	0.16		(0.13)		0.27		(0.50)		0.47		(0.01)
Total from investment operations	0.32		0.22		0.63		(0.15)		0.83		0.36
Less distributions to shareholders:
Net investment income	(0.16)		(0.35)		(0.36)		(0.34)		(0.36)		(0.38)
Total distributions to shareholders	(0.16)		(0.35)		(0.36)		(0.34)		(0.36)		(0.38)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.00	(a)	—
Net asset value, end of period	$10.84		$10.68		$10.81		$10.54		$11.03		$10.56
Total return	3.04%		2.05	%(b)	6.09%		(1.34%)		7.93%		3.48%
Ratios to average net assets(c)
Total gross expenses	0.81	%(d)	0.82%		0.82%		0.81%		0.81%		0.81%
Total net expenses(e)	0.71	%(d)	0.70	%(f)	0.70	%(f)	0.69	%(f)	0.69	%(f)	0.68	%(f)
Net investment income	3.05	%(d)	3.24%		3.39%		3.19%		3.28%		3.56%
Supplemental data
Net assets, end of period (in thousands)	$14,412		$14,263		$15,341		$16,759		$20,105		$19,780
Portfolio turnover	3%		15%		9%		15%		10%		9%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
36

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.69		$10.82		$10.54		$11.04		$10.57		$10.58
Income from investment operations:
Net investment income	0.17		0.36		0.38		0.36		0.37		0.39
Net realized and unrealized gain (loss)	0.16		(0.13)		0.28		(0.50)		0.47		(0.01)
Total from investment operations	0.33		0.23		0.66		(0.14)		0.84		0.38
Less distributions to shareholders:
Net investment income	(0.17)		(0.36)		(0.38)		(0.36)		(0.37)		(0.39)
Total distributions to shareholders	(0.17)		(0.36)		(0.38)		(0.36)		(0.37)		(0.39)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.00	(a)	—
Net asset value, end of period	$10.85		$10.69		$10.82		$10.54		$11.04		$10.57
Total return	3.12%		2.20	%(b)	6.34%		(1.28%)		8.07%		3.69%
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.67%		0.67%		0.66%		0.66%		0.66%
Total net expenses(e)	0.56	%(d)	0.55	%(f)	0.55	%(f)	0.54	%(f)	0.54	%(f)	0.54	%(f)
Net investment income	3.20	%(d)	3.39%		3.54%		3.33%		3.42%		3.74%
Supplemental data
Net assets, end of period (in thousands)	$2,048,754		$1,846,198		$1,803,380		$1,889,934		$2,475,582		$2,226,049
Portfolio turnover	3%		15%		9%		15%		10%		9%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
37

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia AMT-Free Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5, Class T and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use

Semiannual Report 2016
38

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2016
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.46% of the Fund's average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $2,934,748 and the administrative services fee paid to the Investment Manager was $472,435.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable Class R5 shares.

Semiannual Report 2016
40

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

For the six months ended April 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R4	0.18
Class R5	0.05
Class T	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.65% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, if the Fund declares dividends on a daily basis, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee rate for the six months ended April 30, 2016 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $55,642 for Class A, $454 for Class C and $90 for Class T shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2016 Through February 28, 2017	Prior to March 1, 2016
Class A	0.78%	0.79%
Class B	1.43	1.44
Class C	1.43	1.44
Class R4	0.58	0.59
Class R5	0.49	0.49
Class T	0.73	0.74
Class Z	0.58	0.59

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign

Semiannual Report 2016
41

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund.

Prior to March 1, 2016, the Fund's expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the annual rates of 0.75% for Class A, 1.40% for Class B, 1.40% for Class C, 0.55% for Class R4, 0.45% for Class R5, 0.70% for Class T and 0.55% for Class Z.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $2,126,773,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$186,367,000
Unrealized depreciation	(1,636,000)
Net unrealized appreciation	$184,731,000

The following capital loss carryforwards, determined as of October 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	832,773
2018	62,558
No expiration — short-term	8,722,691
Total	9,618,022

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $192,272,879 and $63,385,233, respectively, for the six months ended April 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the year ended October 31, 2015, the Fund recorded a receivable of $485,268 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against third parties relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or

Semiannual Report 2016
42

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, one unaffiliated shareholder of record owned 78.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Municipal Securities Risk

Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities') financial, economic or other condition and prospects.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2016
43

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
45

Columbia AMT-Free Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR167_10_F01_(06/16)

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA AMT-FREE MASSACHUSETTS

INTERMEDIATE MUNI BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	24
Important Information About This Report	31

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund (the Fund) Class A shares returned 2.54% excluding sales charges for the six-month period that ended April 30, 2016. Class Z shares of the Fund returned 2.67% for the same time period.

■  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 3.09% during the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	12/09/02
Excluding sales charges		2.54	3.87	3.61	3.93
Including sales charges		-0.55	0.75	2.98	3.61
Class B	12/09/02
Excluding sales charges		2.16	3.10	2.82	3.15
Including sales charges		-0.84	0.10	2.82	3.15
Class C	12/09/02
Excluding sales charges		2.32	3.41	3.17	3.51
Including sales charges		1.32	2.41	3.17	3.51
Class R4*	03/19/13	2.67	4.13	3.86	4.19
Class R5*	03/01/16	2.68	4.14	3.87	4.19
Class T	06/26/00
Excluding sales charges		2.60	3.98	3.71	4.04
Including sales charges		-2.32	-1.00	2.70	3.53
Class Z	06/14/93	2.67	4.13	3.86	4.19
Barclays 3-15 Year Blend Municipal Bond Index		3.09	4.86	4.61	4.89

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at April 30, 2016)
AAA rating	4.8
AA rating	49.5
A rating	28.6
BBB rating	14.0
Not rated	3.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2016
3

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,025.40		1,020.84	4.08		4.07	0.81
Class B	1,000.00	1,000.00	1,021.60		1,017.11	7.84		7.82	1.56
Class C	1,000.00	1,000.00	1,023.20		1,018.60	6.34		6.32	1.26
Class R4	1,000.00	1,000.00	1,026.70		1,022.08	2.82		2.82	0.56
Class R5	1,000.00	1,000.00	1,008.80	(a)	1,022.53	0.75	(a)	2.36	0.47 (a)
Class T	1,000.00	1,000.00	1,026.00		1,021.33	3.58		3.57	0.71
Class Z	1,000.00	1,000.00	1,026.70		1,022.08	2.82		2.82	0.56

(a) Based on operations from March 1, 2016 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 100.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 1.2%
Massachusetts Port Authority Refunding Revenue Bonds Series 2014C 07/01/31	5.000%	1,900,000	2,314,922
Revenue Bonds Series 2015A 07/01/26	5.000%	600,000	757,902
07/01/27	5.000%	300,000	375,786
Total			3,448,610
ASSISTED LIVING 0.6%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007 11/01/17	5.000%	190,000	193,891
11/01/27	5.125%	1,500,000	1,511,430
Total			1,705,321
HIGHER EDUCATION 17.4%
Massachusetts Development Finance Agency Refunding Revenue Bonds Babson College Series 2015A 10/01/25	5.000%	600,000	758,874
10/01/26	5.000%	200,000	250,024
College of the Holy Cross Series 2016A 09/01/34	5.000%	500,000	613,760
Simmons College Series 2015K-1 10/01/26	5.000%	3,005,000	3,675,205
10/01/28	5.000%	1,100,000	1,318,317
Tufts University Series 2015Q 08/15/30	5.000%	1,000,000	1,236,060
Western New England University Series 2015 09/01/32	5.000%	500,000	577,815
09/01/33	5.000%	1,225,000	1,411,359
09/01/34	5.000%	1,285,000	1,475,990
Revenue Bonds Bentley University Series 2016 07/01/35	4.000%	1,000,000	1,090,740
07/01/36	4.000%	1,000,000	1,085,250
Boston College Series 2007P 07/01/20	5.000%	3,260,000	3,428,868
Brandeis University Series 2010O-2 10/01/24	5.000%	5,000,000	5,712,950

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts College-Pharmacy & Allied Health Series 2013 07/01/25	5.000%	675,000	815,184
Merrimack College Series 2012A 07/01/27	5.000%	1,075,000	1,171,857
Mount Holyoke College Series 2008 07/01/23	5.000%	1,285,000	1,402,873
Simmons College Series 2013J 10/01/24	5.250%	500,000	607,810
10/01/25	5.500%	450,000	552,038
Wheelock College Series 2007C 10/01/17	5.000%	510,000	524,147
Worcester Polytechnic Institute Series 2007 (NPFGC) 09/01/22	5.000%	1,710,000	1,800,476
Massachusetts Health & Educational Facilities Authority Revenue Bonds Berklee College of Music Series 2007A 10/01/32	5.000%	2,440,000	2,580,959
Boston College Series 2008M-1 06/01/24	5.500%	3,000,000	3,808,350
Massachusetts Institute of Technology Series 2002K 07/01/22	5.500%	1,000,000	1,260,170
Series 2004M 07/01/19	5.250%	610,000	695,266
Northeastern University Series 2008T-1 10/01/28	5.000%	1,750,000	2,060,870
Series 2008T-2 10/01/29	5.000%	4,045,000	4,743,612
Suffolk University Series 2009A 07/01/24	6.000%	2,100,000	2,391,291
Massachusetts State College Building Authority Revenue Bonds Series 2012A 05/01/29	5.000%	3,000,000	3,590,070
Total			50,640,185
HOSPITAL 16.0%
Massachusetts Development Finance Agency Refunding Revenue Bonds Caregroup Series 2015H-1 07/01/30	5.000%	1,170,000	1,392,534
Lahey Clinic Obligation Series 2015F 08/15/31	5.000%	3,000,000	3,571,860
08/15/34	5.000%	2,250,000	2,626,447

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Partners HealthCare System Series 2016 07/01/31	5.000%	3,000,000	3,706,290
Partners Healthcare System Series 2015 07/01/32	5.000%	2,795,000	3,379,770
UMASS Memorial Health Care Series 2016I 07/01/30	5.000%	2,295,000	2,716,844
Revenue Bonds Baystate Medical Center Series 2014N 07/01/28	5.000%	1,000,000	1,182,500
07/01/34	5.000%	1,500,000	1,731,210
Berkshire Health System Series 2012G 10/01/26	5.000%	1,200,000	1,360,980
Children's Hospital Series 2014P 10/01/31	5.000%	1,200,000	1,459,068
Milford Regional Medical Center Series 2014F 07/15/26	5.000%	315,000	346,072
Southcoast Health System Obligation Group Series 2013 07/01/27	5.000%	1,050,000	1,252,125
UMASS Memorial Health Care Obligation Series 2011H 07/01/26	5.125%	2,000,000	2,270,860
Unrefunded Revenue Bonds Boston Medical Center Series 2012
07/01/27	5.250%	1,850,000	2,119,323
Massachusetts Development Finance Agency(a) Revenue Bonds Caregroup Series 2016I 07/01/33	5.000%	3,000,000	3,552,660
Massachusetts Health & Educational Facilities Authority Revenue Bonds Caregroup, Inc. Series 1998B-2 (NPFGC) 02/01/27	5.375%	1,585,000	1,735,242
Series 2004D (NPFGC) 07/01/22	5.250%	1,000,000	1,092,790
Milford Regional Medical Center Series 2007E 07/15/17	5.000%	1,050,000	1,095,675
07/15/22	5.000%	1,500,000	1,562,685
Partners Healthcare Series 2010J-2 07/01/22	5.000%	5,000,000	5,606,250
Partners Healthcare System Series 2007G 07/01/18	5.000%	2,575,000	2,707,767
Total			46,468,952

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
HUMAN SERVICE PROVIDER 0.4%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005 01/01/20	5.500%	1,110,000	1,112,664
JOINT POWER AUTHORITY 4.5%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1 07/01/24	5.250%	3,785,000	4,328,148
07/01/25	5.000%	2,000,000	2,262,940
Massachusetts Clean Energy Cooperative Corp. Revenue Bonds Municipal Lighting Plant Cooperative Series 2013 07/01/27	5.000%	2,720,000	3,284,862
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project No. 6 Series 2011 07/01/19	5.000%	2,760,000	3,108,450
Total			12,984,400
LOCAL GENERAL OBLIGATION 1.4%
City of Fall River Limited General Obligation Refunding Bonds State Qualified Series 2012 03/01/21	4.000%	335,000	379,029
City of Springfield Unrefunded Limited General Obligation Bonds State Qualified Series 2007 (AGM) 08/01/21	4.500%	1,695,000	1,742,782
Town of Braintree Limited General Obligation Refunding Bonds Series 2015 05/15/27	5.000%	1,000,000	1,290,290
05/15/28	5.000%	600,000	773,802
Total			4,185,903
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(b) 10/01/24	5.000%	630,000	761,727

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
OTHER BOND ISSUE 3.9%
Boston Housing Authority Revenue Bonds Capital Fund Program Series 2008 (AGM) 04/01/20	5.000%	2,135,000	2,300,676
04/01/23	5.000%	1,865,000	2,008,624
04/01/24	5.000%	3,260,000	3,509,096
Martha's Vineyard Land Bank Refunding Revenue Bonds Green Bonds Series 2014 05/01/29	5.000%	1,000,000	1,199,540
05/01/31	5.000%	1,000,000	1,191,330
Massachusetts Development Finance Agency Revenue Bonds Broad Institute Series 2011A 04/01/23	5.250%	1,000,000	1,199,490
Total			11,408,756
POOL / BOND BANK 3.0%
Massachusetts Clean Water Trust (The) Refunding Revenue Bonds Pool Program Series 2006 08/01/20	5.250%	3,000,000	3,539,700
Revenue Bonds Pool Program Series 2005-11 08/01/19	5.250%	4,465,000	5,103,451
Total			8,643,151
PREP SCHOOL 2.4%
Massachusetts Development Finance Agency Refunding Revenue Bonds Dexter Southfield Series 2015 05/01/30	5.000%	1,035,000	1,200,258
International Charter School Series 2015 04/15/25	5.000%	500,000	584,910
04/15/33	5.000%	1,335,000	1,491,142
Revenue Bonds Foxborough Regional Charter School Series 2010A 07/01/30	6.375%	2,845,000	3,183,214
Park School Series 2012 09/01/20	5.000%	150,000	171,967
09/01/21	5.000%	330,000	386,569
Total			7,018,060

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
REFUNDED / ESCROWED 12.1%
Massachusetts Development Finance Agency Prerefunded 05/01/19 Revenue Bonds Dominion Energy Brayton 1 Series 2009 12/01/42	5.750%	3,460,000	3,959,832
Prerefunded 07/01/22 Revenue Bonds Boston Medical Center Series 2012 07/01/27	5.250%	1,845,000	2,282,081
Revenue Bonds Noble & Greenough School Series 2011 Escrowed to Maturity 04/01/21	4.000%	1,500,000	1,707,870
Massachusetts Health & Educational Facilities Authority Prerefunded 07/01/18 Revenue Bonds Caregroup, Inc. Series 2008E-2 07/01/19	5.375%	4,675,000	5,141,004
Revenue Bonds Simmons College Series 2009I Escrowed to Maturity 10/01/18	6.750%	805,000	920,187
Unrefunded Revenue Bonds Simmons College Series 2009I Escrowed to Maturity 10/01/18	6.750%	560,000	640,130
Massachusetts School Building Authority Prerefunded 08/15/17 Revenue Bonds Series 2007A (AMBAC) 08/15/18	5.000%	5,000,000	5,280,900
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC)(c) 05/01/28	0.000%	4,000,000	3,112,760
Massachusetts Water Pollution Abatement Trust (The) Prerefunded 08/01/19 Revenue Bonds State Revolving Fund Series 2009-14 08/01/24	5.000%	3,100,000	3,515,555
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM)(b) 07/01/22	5.250%	1,075,000	1,318,907
University of Massachusetts Building Authority Prerefunded 05/01/18 Revenue Bonds Senior Series 2008-2 (AGM) 05/01/21	5.000%	1,510,000	1,638,244
Prerefunded 05/01/19 Revenue Bonds Senior Series 2009-1 05/01/23	5.000%	5,000,000	5,622,400
Total			35,139,870
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
RETIREMENT COMMUNITIES 0.6%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-Berkshire Retirement Community Series 2015 07/01/31	5.000%	750,000	868,815
Revenue Bonds 1st Mortgage-Orchard Cove Series 2007 10/01/17	5.000%	445,000	460,882
10/01/18	5.000%	515,000	532,211
Total			1,861,908
SALES TAX 5.4%
Massachusetts Bay Transportation Authority Revenue Bonds Senior Series 2003A 07/01/19	5.250%	625,000	712,150
Senior Series 2004C 07/01/18	5.250%	1,000,000	1,099,050
Senior Series 2005B (NPFGC) 07/01/23	5.500%	2,890,000	3,708,390
Senior Series 2006A 07/01/22	5.250%	3,500,000	4,337,340
Senior Series 2008B 07/01/23	5.000%	910,000	1,135,280
Massachusetts School Building Authority Revenue Bonds Senior Series 2011B 10/15/27	5.000%	4,000,000	4,763,400
Total			15,755,610
SINGLE FAMILY 0.7%
Massachusetts Housing Finance Agency Refunding Revenue Bonds Series 2016-181 12/01/44	4.000%	2,000,000	2,166,640
SPECIAL NON PROPERTY TAX 2.4%
Commonwealth of Massachusetts Revenue Bonds Series 2004 (NPFGC) 01/01/19	5.250%	750,000	834,675
Territory of Guam Revenue Bonds Series 2011A(b) 01/01/31	5.000%	950,000	1,067,353
Virgin Islands Public Finance Authority(b) Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012A 10/01/22	4.000%	2,000,000	2,124,160

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A 10/01/25	5.000%	2,755,000	3,080,779
Total			7,106,967
SPECIAL PROPERTY TAX 1.6%
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011 07/01/25	5.000%	3,210,000	3,796,917
07/01/27	5.000%	775,000	906,967
Total			4,703,884
STATE APPROPRIATED 0.9%
Massachusetts Development Finance Agency Revenue Bonds Visual & Performing Arts Project Series 2000 08/01/17	6.000%	540,000	574,463
08/01/21	6.000%	1,750,000	2,017,872
Total			2,592,335
STATE GENERAL OBLIGATION 15.4%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2002D (AMBAC/TCRS/BNY) 08/01/18	5.500%	3,500,000	3,875,935
Limited General Obligation Refunding Bonds Series 2003D 10/01/17	5.500%	5,000,000	5,348,250
Series 2003D (AMBAC) 10/01/19	5.500%	5,000,000	5,781,600
Series 2003D (NPFGC) 10/01/20	5.500%	2,500,000	2,989,625
Series 2004B 08/01/20	5.250%	3,000,000	3,536,940
Series 2006B (AGM) 09/01/22	5.250%	4,000,000	4,980,360
Refunding Limited General Obligation Bonds Series 2016A 07/01/32	5.000%	2,500,000	3,124,475
Unlimited General Obligation Refunding Bonds Series 2003D (AGM) 10/01/19	5.500%	3,500,000	4,047,120
Series 2004C (AMBAC) 12/01/24	5.500%	5,000,000	6,607,950
Series 2004C (NPFGC) 12/01/19	5.500%	3,795,000	4,414,230
Total			44,706,485

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
STUDENT LOAN 2.5%
Massachusetts Educational Financing Authority Revenue Bonds Issue I Series 2010A 01/01/22	5.500%	4,625,000	5,230,320
Series 2009I 01/01/18	5.125%	1,925,000	2,031,048
Total			7,261,368
TURNPIKE / BRIDGE / TOLL ROAD 1.8%
Massachusetts Department of Transportation Revenue Bonds Senior Series 2010B 01/01/22	5.000%	2,180,000	2,499,566
01/01/32	5.000%	2,400,000	2,710,920
Total			5,210,486
WATER & SEWER 6.3%
Massachusetts Water Resources Authority Refunding Revenue Bonds General Series 2007B (AGM/TCRS) 08/01/23	5.250%	5,500,000	6,980,270
Series 2012B 08/01/28	5.000%	5,000,000	6,043,850
Revenue Bonds General Series 2002J (AGM/TCRS) 08/01/18	5.250%	1,000,000	1,102,460

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Water Resources Authority(a) Refunding Revenue Bonds Green Bonds Series 2016C 08/01/36	4.000%	3,000,000	3,337,680
Springfield Water & Sewer Commission Refunding Revenue Bonds General Series 2012C 07/15/26	5.000%	365,000	451,655
Series 2014C 07/15/24	5.000%	260,000	326,661
Total			18,242,576
Total Municipal Bonds (Cost: $267,923,308)			293,125,858

Money Market Funds 0.3%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.160%(d)	827,435	827,435
Total Money Market Funds (Cost: $827,435)		827,435
Total Investments (Cost: $268,750,743)		293,953,293
Other Assets & Liabilities, Net		(3,095,058)
Net Assets		290,858,235

Notes to Portfolio of Investments

(a)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2016, the value of these securities amounted to $8,352,926 or 2.87% of net assets.

(c)  Zero coupon bond.

(d)  The rate shown is the seven-day current annualized yield at April 30, 2016.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BNY  Bank of New York

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	293,125,858	—	293,125,858
Money Market Funds	827,435	—	—	827,435
Total Investments	827,435	293,125,858	—	293,953,293

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $268,750,743)	$293,953,293
Cash	1,255,563
Receivable for:
Capital shares sold	158,485
Interest	3,179,220
Expense reimbursement due from Investment Manager	648
Prepaid expenses	577
Trustees' deferred compensation plan	41,785
Other assets	18,588
Total assets	298,608,159
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	6,875,820
Capital shares purchased	35,498
Dividend distributions to shareholders	730,369
Investment management fees	3,726
Distribution and/or service fees	440
Transfer agent fees	42,296
Chief compliance officer expenses	9
Other expenses	19,981
Trustees' deferred compensation plan	41,785
Total liabilities	7,749,924
Net assets applicable to outstanding capital stock	$290,858,235
Represented by
Paid-in capital	$264,910,637
Excess of distributions over net investment income	(44,457)
Accumulated net realized gain	789,505
Unrealized appreciation (depreciation) on:
Investments	25,202,550
Total — representing net assets applicable to outstanding capital stock	$290,858,235

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A
Net assets	$25,283,470
Shares outstanding	2,288,941
Net asset value per share	$11.05
Maximum offering price per share(a)	$11.39
Class B
Net assets	$10,565
Shares outstanding	956
Net asset value per share	$11.05
Class C
Net assets	$9,865,183
Shares outstanding	893,115
Net asset value per share	$11.05
Class R4
Net assets	$3,539,224
Shares outstanding	320,605
Net asset value per share	$11.04
Class R5
Net assets	$10,036
Shares outstanding	907
Net asset value per share	$11.07
Class T
Net assets	$19,214,353
Shares outstanding	1,739,309
Net asset value per share	$11.05
Maximum offering price per share(a)	$11.60
Class Z
Net assets	$232,935,404
Shares outstanding	21,085,619
Net asset value per share	$11.05

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A and 4.75% for Class T.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income
Income:
Dividends	$118
Interest	5,361,535
Total income	5,361,653
Expenses:
Investment management fees	686,578
Distribution and/or service fees
Class A	30,908
Class B	52
Class C	48,167
Class T	14,374
Transfer agent fees
Class A	23,671
Class B	9
Class C	9,222
Class R4	3,048
Class R5(a)	1
Class T	18,349
Class Z	225,778
Compensation of board members	10,436
Custodian fees	1,542
Printing and postage fees	10,901
Registration fees	20,776
Audit fees	12,333
Legal fees	3,317
Chief compliance officer expenses	70
Other	7,175
Total expenses	1,126,707
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(214,681)
Fees waived by Distributor — Class C	(14,441)
Total net expenses	897,585
Net investment income	4,464,068
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	794,361
Net realized gain	794,361
Net change in unrealized appreciation (depreciation) on:
Investments	2,367,172
Net change in unrealized appreciation	2,367,172
Net realized and unrealized gain	3,161,533
Net increase in net assets resulting from operations	$7,625,601

(a) Based on operations from March 1, 2016 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)(a)	Year Ended October 31, 2015
Operations
Net investment income	$4,464,068	$9,147,736
Net realized gain	794,361	359,973
Net change in unrealized appreciation (depreciation)	2,367,172	(2,720,724)
Net increase in net assets resulting from operations	7,625,601	6,786,985
Distributions to shareholders
Net investment income
Class A	(353,086)	(679,007)
Class B	(110)	(223)
Class C	(115,866)	(244,630)
Class R4	(49,544)	(47,460)
Class R5	(51)	—
Class T	(283,190)	(618,238)
Class Z	(3,659,854)	(7,577,902)
Net realized gains
Class A	(850)	—
Class C	(331)	—
Class R4	(108)	—
Class T	(669)	—
Class Z	(8,104)	—
Total distributions to shareholders	(4,471,763)	(9,167,460)
Decrease in net assets from capital stock activity	(2,952,773)	(1,648,708)
Total increase (decrease) in net assets	201,065	(4,029,183)
Net assets at beginning of period	290,657,170	294,686,353
Net assets at end of period	$290,858,235	$290,657,170
Excess of distributions over net investment income	$(44,457)	$(46,824)

(a) Class R5 shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)(a)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	424,512	4,655,817	599,449	6,563,649
Distributions reinvested	28,254	310,782	54,234	594,178
Redemptions	(321,864)	(3,545,386)	(541,920)	(5,935,942)
Net increase	130,902	1,421,213	111,763	1,221,885
Class B shares
Distributions reinvested	10	109	20	223
Redemptions(b)	(1)	(10)	—	—
Net increase	9	99	20	223
Class C shares
Subscriptions	52,822	581,866	142,280	1,558,018
Distributions reinvested	8,895	97,828	17,823	195,236
Redemptions	(64,500)	(706,282)	(205,319)	(2,254,222)
Net decrease	(2,783)	(26,588)	(45,216)	(500,968)
Class R4 shares
Subscriptions	104,781	1,150,702	261,830	2,872,236
Distributions reinvested	4,503	49,494	4,322	47,139
Redemptions	(59,622)	(654,633)	(6,310)	(68,718)
Net increase	49,662	545,563	259,842	2,850,657
Class R5 shares
Subscriptions	907	10,000	—	—
Net increase	907	10,000	—	—
Class T shares
Subscriptions	33,310	364,887	53,564	587,259
Distributions reinvested	12,421	136,626	27,475	301,101
Redemptions	(61,849)	(679,329)	(263,126)	(2,872,891)
Net decrease	(16,118)	(177,816)	(182,087)	(1,984,531)
Class Z shares
Subscriptions	1,303,348	14,312,273	2,555,539	28,006,665
Distributions reinvested	14,636	160,996	30,945	339,149
Redemptions	(1,746,463)	(19,198,513)	(2,885,574)	(31,581,788)
Net decrease	(428,479)	(4,725,244)	(299,090)	(3,235,974)
Total net decrease	(265,900)	(2,952,773)	(154,768)	(1,648,708)

(a) Class R5 shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.93		$11.01		$10.84		$11.34		$10.95		$10.95
Income from investment operations:
Net investment income	0.16		0.32		0.33		0.32		0.32		0.34
Net realized and unrealized gain (loss)	0.12		(0.08)		0.17		(0.50)		0.41		0.00	(a)
Total from investment operations	0.28		0.24		0.50		(0.18)		0.73		0.34
Less distributions to shareholders:
Net investment income	(0.16)		(0.32)		(0.33)		(0.31)		(0.33)		(0.34)
Net realized gains	(0.00	)(a)	—		—		(0.01)		(0.01)		(0.00	)(a)
Total distributions to shareholders	(0.16)		(0.32)		(0.33)		(0.32)		(0.34)		(0.34)
Net asset value, end of period	$11.05		$10.93		$11.01		$10.84		$11.34		$10.95
Total return	2.54%		2.21%		4.65%		(1.58%)		6.69%		3.24%
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.97%		0.96%		0.95%		0.98%		0.99%
Total net expenses(d)	0.81	%(c)	0.81	%(e)	0.81	%(e)	0.79	%(e)	0.75	%(e)	0.77	%(e)
Net investment income	2.86	%(c)	2.93%		2.99%		2.86%		2.88%		3.16%
Supplemental data
Net assets, end of period (in thousands)	$25,283		$23,583		$22,540		$25,699		$32,398		$29,849
Portfolio turnover	8%		8%		3%		7%		11%		10%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.93		$11.02		$10.84		$11.34		$10.95		$10.95
Income from investment operations:
Net investment income	0.12		0.24		0.24		0.23		0.24		0.26
Net realized and unrealized gain (loss)	0.12		(0.09)		0.18		(0.50)		0.40		0.00	(a)
Total from investment operations	0.24		0.15		0.42		(0.27)		0.64		0.26
Less distributions to shareholders:
Net investment income	(0.12)		(0.24)		(0.24)		(0.22)		(0.24)		(0.26)
Net realized gains	(0.00	)(a)	—		—		(0.01)		(0.01)		(0.00	)(a)
Total distributions to shareholders	(0.12)		(0.24)		(0.24)		(0.23)		(0.25)		(0.26)
Net asset value, end of period	$11.05		$10.93		$11.02		$10.84		$11.34		$10.95
Total return	2.16%		1.36%		3.96%		(2.37%)		5.89%		2.48%
Ratios to average net assets(b)
Total gross expenses	1.68	%(c)	1.68%		1.71%		1.70%		1.83%		1.79%
Total net expenses(d)	1.56	%(c)	1.56	%(e)	1.56	%(e)	1.53	%(e)	1.50	%(e)	1.53	%(e)
Net investment income	2.11	%(c)	2.17%		2.19%		2.07%		2.13%		2.44%
Supplemental data
Net assets, end of period (in thousands)	$11		$10		$10		$1		$99		$145
Portfolio turnover	8%		8%		3%		7%		11%		10%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.93		$11.01		$10.84		$11.34		$10.95		$10.95
Income from investment operations:
Net investment income	0.13		0.27		0.28		0.27		0.28		0.30
Net realized and unrealized gain (loss)	0.12		(0.08)		0.17		(0.49)		0.40		0.00	(a)
Total from investment operations	0.25		0.19		0.45		(0.22)		0.68		0.30
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.28)		(0.27)		(0.28)		(0.30)
Net realized gains	(0.00	)(a)	—		—		(0.01)		(0.01)		(0.00	)(a)
Total distributions to shareholders	(0.13)		(0.27)		(0.28)		(0.28)		(0.29)		(0.30)
Net asset value, end of period	$11.05		$10.93		$11.01		$10.84		$11.34		$10.95
Total return	2.32%		1.76%		4.20%		(1.97%)		6.27%		2.83%
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.72%		1.71%		1.70%		1.73%		1.74%
Total net expenses(d)	1.26	%(c)	1.26	%(e)	1.24	%(e)	1.19	%(e)	1.15	%(e)	1.17	%(e)
Net investment income	2.41	%(c)	2.48%		2.56%		2.46%		2.48%		2.75%
Supplemental data
Net assets, end of period (in thousands)	$9,865		$9,790		$10,366		$11,244		$11,970		$9,931
Portfolio turnover	8%		8%		3%		7%		11%		10%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.92		$11.01		$10.83		$11.19
Income from investment operations:
Net investment income	0.17		0.35		0.35		0.21
Net realized and unrealized gain (loss)	0.12		(0.09)		0.18		(0.36)
Total from investment operations	0.29		0.26		0.53		(0.15)
Less distributions to shareholders:
Net investment income	(0.17)		(0.35)		(0.35)		(0.21)
Net realized gains	(0.00	)(b)	—		—		—
Total distributions to shareholders	(0.17)		(0.35)		(0.35)		(0.21)
Net asset value, end of period	$11.04		$10.92		$11.01		$10.83
Total return	2.67%		2.38%		5.01%		(1.32%)
Ratios to average net assets(c)
Total gross expenses	0.71	%(d)	0.72%		0.71%		0.68	%(d)
Total net expenses(e)	0.56	%(d)	0.56	%(f)	0.56	%(f)	0.56	%(d)(f)
Net investment income	3.11	%(d)	3.19%		3.26%		3.19	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3,539		$2,959		$122		$60
Portfolio turnover	8%		8%		3%		7%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended April 30, 2016(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.03
Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain	0.04
Total from investment operations	0.10
Less distributions to shareholders:
Net investment income	(0.06)
Total distributions to shareholders	(0.06)
Net asset value, end of period	$11.07
Total return	0.88%
Ratios to average net assets(b)
Total gross expenses	0.56	%(c)
Total net expenses(d)	0.47	%(c)
Net investment income	3.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10
Portfolio turnover	8%

Notes to Financial Highlights

(a)  Based on operations from March 1, 2016 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class T	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.93		$11.02		$10.84		$11.34		$10.95		$10.95
Income from investment operations:
Net investment income	0.16		0.33		0.34		0.33		0.34		0.35
Net realized and unrealized gain (loss)	0.12		(0.09)		0.18		(0.50)		0.40		0.00	(a)
Total from investment operations	0.28		0.24		0.52		(0.17)		0.74		0.35
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)		(0.34)		(0.32)		(0.34)		(0.35)
Net realized gains	(0.00	)(a)	—		—		(0.01)		(0.01)		(0.00	)(a)
Total distributions to shareholders	(0.16)		(0.33)		(0.34)		(0.33)		(0.35)		(0.35)
Net asset value, end of period	$11.05		$10.93		$11.02		$10.84		$11.34		$10.95
Total return	2.60%		2.22%		4.85%		(1.48%)		6.80%		3.34%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.87%		0.86%		0.85%		0.88%		0.89%
Total net expenses(d)	0.71	%(c)	0.71	%(e)	0.71	%(e)	0.69	%(e)	0.65	%(e)	0.67	%(e)
Net investment income	2.96	%(c)	3.03%		3.10%		2.96%		2.98%		3.25%
Supplemental data
Net assets, end of period (in thousands)	$19,214		$19,185		$21,345		$23,131		$30,008		$34,952
Portfolio turnover	8%		8%		3%		7%		11%		10%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.93		$11.02		$10.84		$11.34		$10.95		$10.95
Income from investment operations:
Net investment income	0.17		0.35		0.35		0.34		0.35		0.37
Net realized and unrealized gain (loss)	0.12		(0.09)		0.18		(0.49)		0.40		0.00	(a)
Total from investment operations	0.29		0.26		0.53		(0.15)		0.75		0.37
Less distributions to shareholders:
Net investment income	(0.17)		(0.35)		(0.35)		(0.34)		(0.35)		(0.37)
Net realized gains	(0.00	)(a)	—		—		(0.01)		(0.01)		(0.00	)(a)
Total distributions to shareholders	(0.17)		(0.35)		(0.35)		(0.35)		(0.36)		(0.37)
Net asset value, end of period	$11.05		$10.93		$11.02		$10.84		$11.34		$10.95
Total return	2.67%		2.38%		5.00%		(1.33%)		6.96%		3.49%
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.72%		0.71%		0.70%		0.73%		0.74%
Total net expenses(d)	0.56	%(c)	0.56	%(e)	0.56	%(e)	0.54	%(e)	0.50	%(e)	0.52	%(e)
Net investment income	3.11	%(c)	3.18%		3.24%		3.10%		3.13%		3.40%
Supplemental data
Net assets, end of period (in thousands)	$232,935		$235,129		$240,304		$257,624		$305,220		$284,128
Portfolio turnover	8%		8%		3%		7%		11%		10%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5, Class T and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Class R5 shares commenced operations on March 1, 2016.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use

Semiannual Report 2016
24

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2016
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.47% of the Fund's average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $391,155, and the administrative services fee paid to the Investment Manager was $67,735.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

For the six months ended April 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.18
Class C	0.19
Class R4	0.19
Class R5	0.05
Class T	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, if the Fund declares dividends on a daily basis, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee rate for the six months ended April 30, 2016 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $8,846 for Class A, $0 for Class B, $1,042 for Class C and $459 for Class T shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's

Semiannual Report 2016
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through February 28, 2017
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class R5	0.47
Class T	0.71
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $268,751,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$25,202,000
Unrealized depreciation	—
Net unrealized appreciation	$25,202,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $26,996,950 and $22,146,425, respectively, for the six months ended April 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with

Semiannual Report 2016
28

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, one unaffiliated shareholder of record owned 79.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange

Semiannual Report 2016
29

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
30

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
31

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR191_10_F01_(06/16)

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $464 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 3rd largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2016. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	26
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free New York Intermediate Muni Bond Fund (the Fund) Class A shares returned 2.67% excluding sales charges for the six-month period that ended April 30, 2016. Class Z shares of the Fund returned 2.80%.

■  During the same time period, the Fund underperformed its benchmarks, the Barclays New York 3-15 Year Blend Municipal Bond Index and the Barclays 3-15 Year Blend Municipal Bond Index, which returned 3.01% and 3.09%, respectively.

Average Annual Total Returns (%) (for period ended April 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		2.67	4.11	3.78	3.89
Including sales charges		-0.37	1.03	3.14	3.57
Class B	11/25/02
Excluding sales charges		2.29	3.34	3.01	3.12
Including sales charges		-0.71	0.34	3.01	3.12
Class C	11/25/02
Excluding sales charges		2.44	3.65	3.34	3.46
Including sales charges		1.44	2.65	3.34	3.46
Class R4*	03/19/13	2.80	4.38	4.04	4.15
Class R5*	03/01/16	2.72	4.30	4.02	4.14
Class T	12/31/91
Excluding sales charges		2.72	4.22	3.88	4.00
Including sales charges		-2.13	-0.70	2.88	3.49
Class Z	12/31/91	2.80	4.38	4.04	4.15
Barclays New York 3-15 Year Blend Municipal Bond Index		3.01	4.95	4.39	4.80
Barclays 3-15 Year Blend Municipal Bond Index		3.09	4.86	4.61	4.89

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays New York 3-15 Year Blend Municipal Bond Index tracks investment grade bonds from the state of New York and its municipalities.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at April 30, 2016)
AAA rating	5.7
AA rating	37.9
A rating	42.2
BBB rating	9.8
BB rating	0.8
Not rated	3.6
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2016
3

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,026.70		1,021.13	3.78		3.77	0.75
Class B	1,000.00	1,000.00	1,022.90		1,017.40	7.54		7.52	1.50
Class C	1,000.00	1,000.00	1,024.40		1,018.90	6.04		6.02	1.20
Class R4	1,000.00	1,000.00	1,028.00		1,022.38	2.52		2.51	0.50
Class R5	1,000.00	1,000.00	1,009.10	(a)	1,022.82	0.65	(a)	2.06	0.41 (a)
Class T	1,000.00	1,000.00	1,027.20		1,021.63	3.28		3.27	0.65
Class Z	1,000.00	1,000.00	1,028.00		1,022.38	2.52		2.51	0.50

(a) Based on operations from March 1, 2016 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DISPOSAL 1.9%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A 01/01/18	5.000%	3,500,000	3,730,930
Oneida-Herkimer Solid Waste Management Authority Revenue Bonds Series 2011 04/01/19	5.000%	830,000	913,747
04/01/20	5.000%	870,000	978,654
Total			5,623,331
HEALTH SERVICES 1.8%
New York State Dormitory Authority Refunding Revenue Bonds Icahn School of Medicine at Mount Sinai Series 2015 07/01/30	5.000%	3,400,000	4,036,038
Revenue Bonds Mount Sinai School of Medicine Series 2010A 07/01/21	5.000%	1,000,000	1,149,770
Total			5,185,808
HIGHER EDUCATION 7.3%
Albany Capital Resource Corp. Refunding Revenue Bonds Albany College of Pharmacy & Health Services Series 2014 12/01/31	5.000%	500,000	581,790
Build NYC Resource Corp. Refunding Revenue Bonds City University of New York-Queens Series 2014A 06/01/29	5.000%	225,000	270,216
06/01/30	5.000%	300,000	358,635
County of Saratoga Refunding Revenue Bonds Skidmore College Series 2014B 07/01/21	5.000%	200,000	237,834
07/01/22	5.000%	220,000	266,460
Dutchess County Local Development Corp. Revenue Bonds Marist College Project Series 2015A 07/01/29	5.000%	1,000,000	1,205,580
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012 09/01/24	5.000%	600,000	723,828
09/01/25	5.000%	300,000	359,511

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hempstead Town Local Development Corp. Refunding Revenue Bonds Adelphi University Project Series 2014 10/01/34	5.000%	300,000	352,899
Revenue Bonds Hofstra University Project Series 2013 07/01/28	5.000%	1,170,000	1,377,745
New York State Dormitory Authority Refunding Revenue Bonds Barnard College Series 2015A 07/01/30	5.000%	700,000	853,202
New School Series 2015A 07/01/29	5.000%	450,000	547,456
Pratt Institute Series 2015A 07/01/34	5.000%	2,000,000	2,327,280
St. John's University Series 2015A 07/01/30	5.000%	2,340,000	2,849,980
Revenue Bonds Cornell University Series 2009A
07/01/25	5.000%	1,000,000	1,124,250
Culinary Institute of America Series 2012 07/01/28	5.000%	500,000	569,535
New York University Series 1998A (NPFGC) 07/01/20	5.750%	2,000,000	2,372,800
Rochester Institute of Technology Series 2010 07/01/21	5.000%	1,000,000	1,158,600
St. John's University Series 2012A 07/01/27	5.000%	470,000	553,871
Teachers College Series 2009 03/01/24	5.000%	1,000,000	1,107,720
Oneida County Industrial Development Agency(a) Revenue Bonds Hamilton College Project Series 2007A (NPFGC) 07/01/18	0.000%	1,000,000	950,090
07/01/20	0.000%	1,000,000	868,180
Total			21,017,462
HOSPITAL 11.0%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds Catholic Health System Series 2015
07/01/27	5.000%	400,000	475,908
07/01/28	5.000%	360,000	425,419

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp. Refunding Revenue Bonds New York Methodist Hospital Project Series 2014 07/01/28	5.000%	150,000	175,925
07/01/29	5.000%	175,000	203,915
County of Saratoga Revenue Bonds Saratoga Hospital Project Series 2013A 12/01/24	5.000%	1,085,000	1,309,432
12/01/25	5.000%	1,115,000	1,338,624
12/01/27	5.000%	1,225,000	1,450,731
Dutchess County Local Development Corp. Revenue Bonds Series 2014A 07/01/34	5.000%	300,000	341,787
Monroe County Industrial Development Corp. Refunding Revenue Bonds Highland Hospital Rochester Project Series 2015 07/01/25	5.000%	450,000	555,606
07/01/26	5.000%	350,000	426,125
Nassau County Local Economic Assistance Corp. Refunding Revenue Bonds Catholic Health Services Series 2011 07/01/19	5.000%	1,840,000	2,042,970
07/01/20	5.000%	2,815,000	3,205,835
Revenue Bonds Catholic Health Services of Long Island Series 2014 07/01/32	5.000%	1,250,000	1,434,825
07/01/33	5.000%	675,000	770,074
New York State Dormitory Authority Refunding Revenue Bonds NYU Hospitals Center Series 2014 07/01/30	5.000%	1,000,000	1,187,380
07/01/31	5.000%	1,000,000	1,182,100
North Shore-Long Island Jewish Obligation Group Series 2015A 05/01/31	5.000%	3,000,000	3,577,440
Revenue Bonds Memorial Sloan-Kettering Cancer Center Series 2012 07/01/27	5.000%	500,000	591,975
Mount Sinai Hospital Series 2010A 07/01/26	5.000%	1,725,000	1,973,538
Series 2011A 07/01/31	5.000%	2,000,000	2,239,040
New York University Hospital Center Series 2006A 07/01/20	5.000%	3,000,000	3,022,590
Series 2011A 07/01/23	5.125%	1,000,000	1,148,470

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange Regional Medical Center Series 2008
12/01/29	6.125%	1,350,000	1,476,887
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B
12/01/22	5.000%	500,000	529,885
12/01/27	5.125%	500,000	528,150
Total			31,614,631
INVESTOR OWNED 0.5%
New York State Energy Research & Development Authority Refunding Revenue Bonds New York State Electric & Gas Series 1994 02/01/29	2.000%	1,500,000	1,530,030
LOCAL APPROPRIATION 0.9%
New York State Dormitory Authority Revenue Bonds Municipal Health Facilities Subordinated Series 2001-2 01/15/21	5.000%	2,500,000	2,682,900
LOCAL GENERAL OBLIGATION 11.7%
City of New York Refunding Unlimited Obligation Notes Series 2016C 08/01/32	5.000%	2,000,000	2,447,860
Subordinated Unlimited General Obligation Bonds Series 2008I-1 02/01/23	5.000%	2,000,000	2,144,200
Unlimited General Obligation Bonds Series 2007D-1 12/01/21	5.000%	2,000,000	2,139,920
Unlimited General Obligation Refunding Bonds Series 2014J 08/01/30	5.000%	1,500,000	1,824,810
Unrefunded Unlimited General Obligation Bonds Series 2007D 02/01/24	5.000%	630,000	651,200
City of Schenectady Limited General Obligation Refunding Bonds Series 2016 (AGM) 05/15/26	5.000%	1,000,000	1,275,230
City of Syracuse Limited General Obligation Refunding & Public Improvement Bonds Series 2014 08/15/23	5.000%	405,000	499,568
Limited General Obligation Refunding Bonds Series 2015A 03/01/24	5.000%	1,000,000	1,238,880

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Yonkers Limited General Obligation Notes Series 2015A (AGM) 03/15/23	5.000%	1,250,000	1,455,400
County of Allegany Limited General Obligation Refunding Bonds Public Improvement Series 2014 (BAM) 09/15/28	5.000%	1,375,000	1,690,219
County of Erie Limited General Obligation Bonds Public Improvement Series 2012A 04/01/25	5.000%	500,000	595,300
County of Nassau Limited General Obligation Refunding Bonds Series 2016A 01/01/32	5.000%	1,640,000	1,969,968
Unlimited General Obligation Improvement Bonds Series 2010A 04/01/18	4.000%	1,340,000	1,421,231
County of Rockland Limited General Obligation Bonds Series 2014A (AGM) 03/01/24	5.000%	1,450,000	1,764,722
County of Suffolk Unlimited General Obligation Bonds Public Improvement Series 2008B 11/01/19	5.000%	2,315,000	2,541,314
New York State Dormitory Authority Refunding Revenue Bonds School Districts Bond Financing Series 2013E (AGM) 10/01/31	5.000%	500,000	597,330
School Districts Financing Program Series 2015B (AGM) 10/01/27	5.000%	2,010,000	2,487,496
Ramapo Local Development Corp. Refunding Revenue Bonds Guaranteed Series 2013 03/15/28	5.000%	2,180,000	2,491,827
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC) 10/15/24	4.250%	1,000,000	1,017,010
Three Village Central School District Brookhaven & Smithtown Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/01/18	5.000%	1,000,000	1,086,530

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Oyster Bay Limited General Obligation Refunding & Public Improvement Bonds Series 2014B 08/15/23	5.000%	1,850,000	2,256,352
Total			33,596,367
MULTI-FAMILY 1.4%
Housing Development Corp. Refunding Revenue Bonds 8 Spruce Street Series 2014E 02/15/48	3.500%	1,000,000	1,024,230
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008A-1 06/01/33	5.000%	1,700,000	1,830,101
Tompkins County Development Corp. Revenue Bonds Tompkins Cortland Community College Series 2013 07/01/18	5.000%	1,045,000	1,118,443
Total			3,972,774
MUNICIPAL POWER 3.7%
Long Island Power Authority Refunding Revenue Bonds Series 2014A 09/01/34	5.000%	2,000,000	2,357,700
Revenue Bonds Electric System General Purpose Series 2015B 09/01/32	5.000%	765,000	915,636
Series 2009A 04/01/21	5.250%	1,000,000	1,105,000
04/01/22	5.500%	3,000,000	3,329,070
Series 2011A 05/01/21	5.000%	1,000,000	1,176,280
Series 2012B 09/01/26	5.000%	1,510,000	1,794,212
Total			10,677,898
OTHER BOND ISSUE 1.5%
Build NYC Resource Corp. Revenue Bonds Series 2015 07/01/29	5.000%	545,000	654,071
07/01/31	5.000%	715,000	854,210
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011 11/15/31	5.000%	2,350,000	2,772,295
Total			4,280,576
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
POOL / BOND BANK 5.8%
New York Municipal Bond Bank Agency Subordinated Revenue Bonds Series 2009C-1 02/15/18	5.000%	3,000,000	3,211,740
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2008A (AGM) 10/01/23	5.000%	3,000,000	3,306,810
Series 2009C (AGM) 10/01/22	5.000%	3,000,000	3,363,900
Series 2012B 10/01/26	5.000%	3,000,000	3,578,220
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-New York City Municipal Water Series 2008B 06/15/21	5.000%	3,000,000	3,278,400
Total			16,739,070
PORTS 2.2%
Port Authority of New York & New Jersey Refunding Revenue Bonds Consolidated 184th Series 2014 09/01/30	5.000%	2,000,000	2,458,680
Revenue Bonds Consolidated 161st Series 2009 10/15/31	5.000%	3,390,000	3,861,210
Total			6,319,890
PREP SCHOOL 2.0%
Build NYC Resource Corp. Refunding Revenue Bonds Horace Mann School Project Series 2014 07/01/26	5.000%	475,000	585,566
07/01/27	5.000%	600,000	734,826
Series 2015 06/01/26	5.000%	225,000	275,654
06/01/28	5.000%	250,000	301,355
Revenue Bonds International Leadership Charter School Series 2013 07/01/23	5.000%	2,655,000	2,645,336
Rensselaer County Industrial Development Agency Refunding Revenue Bonds Emma Willard School Project Series 2015A 01/01/34	5.000%	450,000	521,982
01/01/35	5.000%	590,000	681,444
Total			5,746,163

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
RECREATION 2.5%
Build NYC Resource Corp. Refunding Revenue Bonds YMCA of Greater New York Project Series 2015 08/01/29	5.000%	430,000	504,983
Revenue Bonds YMCA of Greater NY Project Series 2012 08/01/32	5.000%	500,000	566,995
New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC) 01/01/19	5.000%	850,000	873,180
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A 04/01/26	5.000%	4,850,000	5,339,801
Total			7,284,959
REFUNDED / ESCROWED 11.1%
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)(a) 09/01/20	0.000%	2,210,000	2,098,461
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2008A Escrowed to Maturity (AGM) 05/01/18	5.000%	1,000,000	1,085,770
Metropolitan Transportation Authority Prerefunded 11/15/16 Revenue Bonds Series 2006 (CIFG/TCRS) 11/15/22	5.000%	2,280,000	2,335,541
Prerefunded 11/15/18 Revenue Bonds Series 2008C 11/15/23	6.250%	2,855,000	3,250,789
New York State Dormitory Authority Prerefunded 05/01/19 Revenue Bonds North Shore-Long Island Jewish Obligation Group Series 2009A 05/01/30	5.250%	4,000,000	4,525,880
Prerefunded 07/01/17 Revenue Bonds Barnard College Series 2007A (NPFGC) 07/01/18	5.000%	1,395,000	1,466,577
Prerefunded 07/01/19 Revenue Bonds Mount Sinai School of Medicine Series 2009 07/01/27	5.500%	4,000,000	4,559,240

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority(a) Revenue Bonds Capital Appreciation-Memorial Sloan-Kettering Cancer Center Series 2003-1 Escrowed to Maturity (NPFGC) 07/01/25	0.000%	3,750,000	3,228,338
New York State Housing Finance Agency Revenue Bonds Series 2008A 09/15/19	5.000%	1,400,000	1,484,294
New York State Thruway Authority Highway & Bridge Trust Fund Prerefunded 04/01/18 Revenue Bonds Series 2008A 04/01/21	5.000%	1,000,000	1,082,360
New York State Thruway Authority Prerefunded 09/15/17 Revenue Bonds Transportation Series 2007A 03/15/22	5.000%	1,000,000	1,060,490
Onondaga Civic Development Corp. Prerefunded 07/01/19 Revenue Bonds St. Joseph's Hospital Health Center Project Series 2014 07/01/25	5.000%	500,000	564,130
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM)(b) 07/01/22	5.250%	355,000	435,546
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B 01/01/30	5.500%	2,000,000	2,488,820
Prerefunded 05/15/18 Revenue Bonds General Purpose Series 2008A 11/15/21	5.000%	2,000,000	2,175,560
Total			31,841,796
RETIREMENT COMMUNITIES 3.3%
Buffalo & Erie County Industrial Land Development Corp. Refunding Revenue Bonds Orchard Park Series 2015 11/15/29	5.000%	550,000	626,494
11/15/30	5.000%	650,000	738,192
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012 07/01/26	5.000%	740,000	798,408
07/01/27	5.000%	700,000	750,708

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006 11/01/28	5.000%	2,500,000	2,531,475
Tompkins County Development Corp. Refunding Revenue Bonds Kendal at Ithaca, Inc. Project Series 2014 07/01/29	5.000%	1,000,000	1,133,110
07/01/34	5.000%	1,000,000	1,117,820
Ulster County Industrial Development Agency Revenue Bonds Series 2007A 09/15/27	6.000%	1,730,000	1,766,503
Total			9,462,710
SALES TAX 0.9%
Sales Tax Asset Receivable Corp. Refunding Revenue Bonds Fiscal 2015 Series 2014A 10/15/24	5.000%	2,000,000	2,567,680
SINGLE FAMILY 1.2%
State of New York Mortgage Agency Refunding Revenue Bonds Series 2016-195 10/01/46	4.000%	3,100,000	3,388,052
SPECIAL NON PROPERTY TAX 10.3%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC) 11/15/18	5.250%	800,000	891,904
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2007S-2 (NPFGC) 01/15/21	5.000%	4,300,000	4,432,010
New York City Transitional Finance Authority Future Tax Secured Subordinated Revenue Bonds Future Tax Series 2016E-1 02/01/32	5.000%	3,000,000	3,707,070
Series 2016F-3 02/01/33	4.000%	3,000,000	3,365,250
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Subordinated Series 2009A-1 05/01/27	5.000%	5,000,000	5,618,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Convention Center Development Corp. Refunding Revenue Bonds Hotel Unit Fee Secured Series 2015 11/15/27	5.000%	4,120,000	5,175,832
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC) 03/15/26	5.500%	1,000,000	1,336,640
Virgin Islands Public Finance Authority(b) Refunding Revenue Bonds Series 2013B 10/01/24	5.000%	1,740,000	1,993,170
Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A 10/01/25	5.000%	2,755,000	3,080,779
Total			29,600,905
STATE APPROPRIATED 5.8%
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2011A 05/01/30	5.250%	1,440,000	1,681,301
New York State Dormitory Authority Refunding Revenue Bonds Consolidated Service Contract Series 2009A 07/01/24	5.000%	3,000,000	3,384,810
Revenue Bonds Mental Health Services Facility Improvements Series 2009 02/15/18	5.500%	1,000,000	1,084,590
Schools Program Series 2000 07/01/20	6.250%	1,045,000	1,050,236
State University Educational Facilities 3rd General Series 2005A (NPFGC) 05/15/21	5.500%	1,000,000	1,214,250
Series 1993A 05/15/19	5.500%	2,500,000	2,758,025
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B 01/01/26	5.000%	3,125,000	3,398,906
Series 2008C 01/01/22	5.000%	2,000,000	2,182,560
Total			16,754,678

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TOBACCO 1.1%
Chautauqua Tobacco Asset Securitization Corp. Refunding Revenue Bonds Series 2014 06/01/29	5.000%	3,000,000	3,166,500
TRANSPORTATION 5.4%
Metropolitan Transportation Authority Revenue Bonds Green Bonds Series 2016A-1 11/15/32	5.000%	3,000,000	3,680,460
Series 2005B (AMBAC) 11/15/24	5.250%	750,000	955,695
Series 2007B 11/15/22	5.000%	1,500,000	1,595,910
Series 2014C 11/15/29	5.000%	3,000,000	3,649,740
Transportation Series 2010D 11/15/28	5.250%	3,000,000	3,552,570
Series 2014B 11/15/22	5.000%	1,000,000	1,217,320
Unrefunded Revenue Bonds Series 2008C 11/15/23	6.250%	715,000	814,113
Total			15,465,808
TURNPIKE / BRIDGE / TOLL ROAD 3.0%
New York State Thruway Authority Refunding Revenue Bonds Series 2014 01/01/29	5.000%	1,850,000	2,243,865
01/01/32	5.000%	1,000,000	1,193,800
Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM) 10/01/19	4.000%	1,640,000	1,742,156
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Purpose Series 2011A 01/01/25	5.000%	3,000,000	3,617,790
Total			8,797,611

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
WATER & SEWER 1.1%
Buffalo Municipal Water Finance Authority Refunding Revenue Bonds Series 2015A 07/01/28	5.000%	700,000	850,626
Rensselaer County Water Service & Sewer Authority Revenue Bonds Sewer Service Series 2008 09/01/28	5.100%	1,155,000	1,215,511
Water Service Series 2008 09/01/28	5.100%	570,000	599,862
Western Nassau County Water Authority Revenue Bonds Series 2015A
04/01/27	5.000%	145,000	178,321
04/01/28	5.000%	175,000	213,624
Total			3,057,944
Total Municipal Bonds (Cost: $260,865,982)			280,375,543

Money Market Funds 0.4%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.160%(c)	1,034,036	1,034,036
Total Money Market Funds (Cost: $1,034,036)		1,034,036
Total Investments (Cost: $261,900,018)		281,409,579
Other Assets & Liabilities, Net		6,270,817
Net Assets		287,680,396

Notes to Portfolio of Investments

(a)  Zero coupon bond.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2016, the value of these securities amounted to $5,509,495 or 1.92% of net assets.

(c)  The rate shown is the seven-day current annualized yield at April 30, 2016.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BAM  Build America Mutual Assurance Co.

CIFG  IXIS Financial Guaranty

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	280,375,543	—	280,375,543
Money Market Funds	1,034,036	—	—	1,034,036
Total Investments	1,034,036	280,375,543	—	281,409,579

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $261,900,018)	$281,409,579
Cash	3,311,421
Receivable for:
Capital shares sold	271,900
Interest	3,540,670
Expense reimbursement due from Investment Manager	1,054
Prepaid expenses	540
Trustees' deferred compensation plan	35,295
Other assets	19,795
Total assets	288,590,254
Liabilities
Payable for:
Capital shares purchased	106,989
Dividend distributions to shareholders	697,112
Investment management fees	3,686
Distribution and/or service fees	654
Transfer agent fees	45,287
Chief compliance officer expenses	8
Other expenses	20,827
Trustees' deferred compensation plan	35,295
Total liabilities	909,858
Net assets applicable to outstanding capital stock	$287,680,396
Represented by
Paid-in capital	$268,282,773
Undistributed net investment income	188,898
Accumulated net realized loss	(300,836)
Unrealized appreciation (depreciation) on:
Investments	19,509,561
Total — representing net assets applicable to outstanding capital stock	$287,680,396

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A
Net assets	$29,456,405
Shares outstanding	2,402,264
Net asset value per share	$12.26
Maximum offering price per share(a)	$12.64
Class B
Net assets	$24,183
Shares outstanding	1,972
Net asset value per share	$12.26
Class C
Net assets	$22,230,995
Shares outstanding	1,813,212
Net asset value per share	$12.26
Class R4
Net assets	$805,226
Shares outstanding	65,736
Net asset value per share	$12.25
Class R5
Net assets	$10,044
Shares outstanding	818
Net asset value per share	$12.28
Class T
Net assets	$7,147,619
Shares outstanding	583,078
Net asset value per share	$12.26
Maximum offering price per share(a)	$12.87
Class Z
Net assets	$228,005,924
Shares outstanding	18,599,746
Net asset value per share	$12.26

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A and 4.75% for Class T.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income
Income:
Dividends	$161
Interest	4,979,730
Total income	4,979,891
Expenses:
Investment management fees	653,731
Distribution and/or service fees
Class A	34,895
Class B	119
Class C	104,458
Class T	5,433
Transfer agent fees
Class A	25,951
Class B	22
Class C	19,402
Class R4	731
Class R5(a)	1
Class T	6,735
Class Z	205,890
Compensation of board members	10,264
Custodian fees	1,479
Printing and postage fees	11,774
Registration fees	17,775
Audit fees	12,333
Legal fees	3,171
Chief compliance officer expenses	66
Other	6,910
Total expenses	1,121,140
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(280,722)
Fees waived by Distributor — Class C	(31,318)
Total net expenses	809,100
Net investment income	4,170,791
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	507,619
Net realized gain	507,619
Net change in unrealized appreciation (depreciation) on:
Investments	2,924,512
Net change in unrealized appreciation	2,924,512
Net realized and unrealized gain	3,432,131
Net increase in net assets resulting from operations	$7,602,922

(a) Based on operations from March 1, 2016 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016(a) (Unaudited)	Year Ended October 31, 2015
Operations
Net investment income	$4,170,791	$8,374,295
Net realized gain	507,619	1,079,763
Net change in unrealized appreciation (depreciation)	2,924,512	(3,244,484)
Net increase in net assets resulting from operations	7,602,922	6,209,574
Distributions to shareholders
Net investment income
Class A	(393,635)	(804,895)
Class B	(248)	(1,700)
Class C	(248,158)	(479,930)
Class R4	(12,118)	(17,845)
Class R5	(50)	—
Class T	(106,007)	(231,668)
Class Z	(3,410,281)	(6,859,545)
Total distributions to shareholders	(4,170,497)	(8,395,583)
Increase in net assets from capital stock activity	6,832,621	18,067,614
Total increase in net assets	10,265,046	15,881,605
Net assets at beginning of period	277,415,350	261,533,745
Net assets at end of period	$287,680,396	$277,415,350
Undistributed net investment income	$188,898	$188,604

(a) Class R5 shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016(a) (Unaudited)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	683,409	8,311,431	1,399,778	17,045,128
Distributions reinvested	30,346	370,366	62,713	760,349
Redemptions	(1,065,259)	(12,870,793)	(336,899)	(4,091,850)
Net increase (decrease)	(351,504)	(4,188,996)	1,125,592	13,713,627
Class B shares
Subscriptions	—	—	830	9,999
Distributions reinvested	11	143	135	1,635
Redemptions(b)	—	—	(6,407)	(77,340)
Net increase (decrease)	11	143	(5,442)	(65,706)
Class C shares
Subscriptions	293,474	3,577,528	390,502	4,731,252
Distributions reinvested	11,986	146,317	20,322	246,605
Redemptions	(128,777)	(1,564,577)	(317,476)	(3,840,973)
Net increase	176,683	2,159,268	93,348	1,136,884
Class R4 shares
Subscriptions	17,633	214,594	27,001	327,034
Distributions reinvested	981	11,962	1,446	17,521
Redemptions	(9,212)	(112,440)	(11,191)	(135,194)
Net increase	9,402	114,116	17,256	209,361
Class R5 shares
Subscriptions	818	10,000	—	—
Net increase	818	10,000	—	—
Class T shares
Subscriptions	1,163	14,134	1,828	22,194
Distributions reinvested	5,225	63,739	11,536	139,987
Redemptions	(35,010)	(427,100)	(36,338)	(439,145)
Net decrease	(28,622)	(349,227)	(22,974)	(276,964)
Class Z shares
Subscriptions	1,815,931	22,115,071	2,382,244	28,927,680
Distributions reinvested	42,475	518,250	88,736	1,076,770
Redemptions	(1,110,667)	(13,546,004)	(2,198,839)	(26,654,038)
Net increase	747,739	9,087,317	272,141	3,350,412
Total net increase	554,527	6,832,621	1,479,921	18,067,614

(a) Class R5 shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.11		$12.21		$12.00		$12.55		$12.10		$12.14
Income from investment operations:
Net investment income	0.17		0.36		0.38		0.37		0.37		0.39
Net realized and unrealized gain (loss)	0.15		(0.10)		0.21		(0.55)		0.45		(0.04)
Total from investment operations	0.32		0.26		0.59		(0.18)		0.82		0.35
Less distributions to shareholders:
Net investment income	(0.17)		(0.36)		(0.38)		(0.37)		(0.37)		(0.39)
Total distributions to shareholders	(0.17)		(0.36)		(0.38)		(0.37)		(0.37)		(0.39)
Net asset value, end of period	$12.26		$12.11		$12.21		$12.00		$12.55		$12.10
Total return	2.67%		2.15%		5.01%		(1.49%)		6.84%		2.99%
Ratios to average net assets(a)
Total gross expenses	0.95	%(b)	0.96%		0.96%		0.95%		0.99%		0.98%
Total net expenses(c)	0.75	%(b)	0.75	%(d)	0.75	%(d)	0.75	%(d)	0.75	%(d)	0.76	%(d)
Net investment income	2.83	%(b)	2.95%		3.17%		2.98%		2.97%		3.30%
Supplemental data
Net assets, end of period (in thousands)	$29,456		$33,348		$19,873		$18,084		$21,764		$15,431
Portfolio turnover	6%		12%		14%		13%		7%		8%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.11		$12.20		$12.00		$12.55		$12.10		$12.14
Income from investment operations:
Net investment income	0.13		0.27		0.29		0.27		0.28		0.30
Net realized and unrealized gain (loss)	0.15		(0.09)		0.20		(0.55)		0.44		(0.04)
Total from investment operations	0.28		0.18		0.49		(0.28)		0.72		0.26
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.29)		(0.27)		(0.27)		(0.30)
Total distributions to shareholders	(0.13)		(0.27)		(0.29)		(0.27)		(0.27)		(0.30)
Net asset value, end of period	$12.26		$12.11		$12.20		$12.00		$12.55		$12.10
Total return	2.29%		1.47%		4.14%		(2.23%)		6.02%		2.23%
Ratios to average net assets(a)
Total gross expenses	1.70	%(b)	1.72%		1.71%		1.70%		1.74%		1.75%
Total net expenses(c)	1.50	%(b)	1.50	%(d)	1.50	%(d)	1.50	%(d)	1.50	%(d)	1.52	%(d)
Net investment income	2.08	%(b)	2.22%		2.43%		2.21%		2.25%		2.55%
Supplemental data
Net assets, end of period (in thousands)	$24		$24		$90		$119		$241		$459
Portfolio turnover	6%		12%		14%		13%		7%		8%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.11		$12.20		$12.00		$12.55		$12.10		$12.14
Income from investment operations:
Net investment income	0.14		0.30		0.33		0.32		0.32		0.34
Net realized and unrealized gain (loss)	0.15		(0.09)		0.20		(0.55)		0.45		(0.04)
Total from investment operations	0.29		0.21		0.53		(0.23)		0.77		0.30
Less distributions to shareholders:
Net investment income	(0.14)		(0.30)		(0.33)		(0.32)		(0.32)		(0.34)
Total distributions to shareholders	(0.14)		(0.30)		(0.33)		(0.32)		(0.32)		(0.34)
Net asset value, end of period	$12.26		$12.11		$12.20		$12.00		$12.55		$12.10
Total return	2.44%		1.77%		4.47%		(1.88%)		6.41%		2.57%
Ratios to average net assets(a)
Total gross expenses	1.70	%(b)	1.72%		1.71%		1.70%		1.74%		1.73%
Total net expenses(c)	1.20	%(b)	1.20	%(d)	1.18	%(d)	1.15	%(d)	1.15	%(d)	1.16	%(d)
Net investment income	2.38	%(b)	2.50%		2.74%		2.58%		2.57%		2.89%
Supplemental data
Net assets, end of period (in thousands)	$22,231		$19,817		$18,833		$18,498		$23,008		$14,355
Portfolio turnover	6%		12%		14%		13%		7%		8%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$12.10		$12.19		$11.99		$12.42
Income from investment operations:
Net investment income	0.19		0.39		0.41		0.25
Net realized and unrealized gain (loss)	0.15		(0.09)		0.20		(0.43)
Total from investment operations	0.34		0.30		0.61		(0.18)
Less distributions to shareholders:
Net investment income	(0.19)		(0.39)		(0.41)		(0.25)
Total distributions to shareholders	(0.19)		(0.39)		(0.41)		(0.25)
Net asset value, end of period	$12.25		$12.10		$12.19		$11.99
Total return	2.80%		2.49%		5.19%		(1.48%)
Ratios to average net assets(b)
Total gross expenses	0.70	%(c)	0.72%		0.72%		0.67	%(c)
Total net expenses(d)	0.50	%(c)	0.50	%(e)	0.50	%(e)	0.50	%(c)(e)
Net investment income	3.08	%(c)	3.20%		3.39%		3.43	%(c)
Supplemental data
Net assets, end of period (in thousands)	$805		$682		$477		$44
Portfolio turnover	6%		12%		14%		13%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended April 30, 2016(a) (Unaudited)
Per share data
Net asset value, beginning of period	$12.23
Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain	0.05
Total from investment operations	0.11
Less distributions to shareholders:
Net investment income	(0.06)
Total distributions to shareholders	(0.06)
Net asset value, end of period	$12.28
Total return	0.91%
Ratios to average net assets(b)
Total gross expenses	0.56	%(c)
Total net expenses(d)	0.41	%(c)
Net investment income	3.13	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10
Portfolio turnover	6%

Notes to Financial Highlights

(a)  Based on operations from March 1, 2016 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class T	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.11		$12.20		$11.99		$12.55		$12.10		$12.14
Income from investment operations:
Net investment income	0.18		0.37		0.39		0.38		0.38		0.40
Net realized and unrealized gain (loss)	0.15		(0.09)		0.21		(0.56)		0.45		(0.04)
Total from investment operations	0.33		0.28		0.60		(0.18)		0.83		0.36
Less distributions to shareholders:
Net investment income	(0.18)		(0.37)		(0.39)		(0.38)		(0.38)		(0.40)
Total distributions to shareholders	(0.18)		(0.37)		(0.39)		(0.38)		(0.38)		(0.40)
Net asset value, end of period	$12.26		$12.11		$12.20		$11.99		$12.55		$12.10
Total return	2.72%		2.33%		5.12%		(1.47%)		6.95%		3.09%
Ratios to average net assets(a)
Total gross expenses	0.85	%(b)	0.87%		0.86%		0.85%		0.90%		0.89%
Total net expenses(c)	0.65	%(b)	0.65	%(d)	0.65	%(d)	0.65	%(d)	0.65	%(d)	0.67	%(d)
Net investment income	2.93	%(b)	3.05%		3.27%		3.08%		3.08%		3.40%
Supplemental data
Net assets, end of period (in thousands)	$7,148		$7,406		$7,744		$8,319		$9,570		$9,420
Portfolio turnover	6%		12%		14%		13%		7%		8%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.11		$12.20		$11.99		$12.55		$12.10		$12.14
Income from investment operations:
Net investment income	0.19		0.39		0.41		0.40		0.40		0.42
Net realized and unrealized gain (loss)	0.15		(0.09)		0.21		(0.56)		0.45		(0.04)
Total from investment operations	0.34		0.30		0.62		(0.16)		0.85		0.38
Less distributions to shareholders:
Net investment income	(0.19)		(0.39)		(0.41)		(0.40)		(0.40)		(0.42)
Total distributions to shareholders	(0.19)		(0.39)		(0.41)		(0.40)		(0.40)		(0.42)
Net asset value, end of period	$12.26		$12.11		$12.20		$11.99		$12.55		$12.10
Total return	2.80%		2.49%		5.27%		(1.32%)		7.11%		3.24%
Ratios to average net assets(a)
Total gross expenses	0.70	%(b)	0.72%		0.71%		0.70%		0.74%		0.73%
Total net expenses(c)	0.50	%(b)	0.50	%(d)	0.50	%(d)	0.50	%(d)	0.50	%(d)	0.52	%(d)
Net investment income	3.08	%(b)	3.20%		3.42%		3.22%		3.23%		3.55%
Supplemental data
Net assets, end of period (in thousands)	$228,006		$216,139		$214,517		$215,024		$283,653		$258,766
Portfolio turnover	6%		12%		14%		13%		7%		8%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia AMT-Free New York Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5, Class T and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Class R5 shares commenced operations on March 1, 2016.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use

Semiannual Report 2016
26

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are

Semiannual Report 2016
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.47% of the Fund's average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $370,479, and the administrative services fee paid to the Investment Manager was $64,375.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended April 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class R5	0.05
Class T	0.19
Class Z	0.19

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, if the Fund declares dividends on a daily basis, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee rate for the six months ended April 30, 2016 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $5,348 for Class A, $150 for Class C and $110 for Class T shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through February 28, 2017
Class A	0.75%
Class B	1.50
Class C	1.50
Class R4	0.50
Class R5	0.41
Class T	0.65
Class Z	0.50

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and

Semiannual Report 2016
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $261,900,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,514,000
Unrealized depreciation	(4,000)
Net unrealized appreciation	$19,510,000

The following capital loss carryforwards, determined as of October 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	808,455

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $24,102,289 and

$15,947,800, respectively, for the six months ended April 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, one unaffiliated shareholder of record owned 67.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal,

Semiannual Report 2016
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
32

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
33

Columbia AMT-Free New York Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR204_10_F01_(06/16)

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $464 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 3rd largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2016. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	28
Important Information About This Report	35

Semiannual Report 2016

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia California Tax-Exempt Fund (the Fund) Class A shares returned 4.00% excluding sales charges for the six-month period that ended April 30, 2016. Class Z shares of the Fund returned 4.25% during the same time period.

■  By comparison, the Fund's benchmark, the Barclays California Municipal Bond Index, returned 3.54% and the broad municipal bond market, as represented by the Barclays Municipal Bond Index, returned 3.55% for the same six-month period.

Average Annual Total Returns (%) (for period ended April 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	06/16/86
Excluding sales charges		4.00	5.72	7.35	5.36
Including sales charges		0.93	2.61	6.68	5.04
Class B	08/04/92
Excluding sales charges		3.61	4.93	6.54	4.57
Including sales charges		-1.39	-0.07	6.23	4.57
Class C	08/01/97
Excluding sales charges		3.89	5.38	6.89	4.90
Including sales charges		2.89	4.38	6.89	4.90
Class R4*	03/19/13	4.12	5.98	7.51	5.44
Class R5*	03/01/16	4.03	5.76	7.35	5.36
Class Z	09/19/05	4.25	6.12	7.63	5.62
Barclays California Municipal Bond Index		3.54	5.39	6.23	5.20
Barclays Municipal Bond Index		3.55	5.29	5.37	4.94

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/
appended-performance for more information.

The Barclays California Municipal Bond Index is a subset of the Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of California.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Catherine Stienstra

Quality Breakdown (%) (at April 30, 2016)
AAA rating	2.1
AA rating	24.4
A rating	43.6
BBB rating	18.6
BB rating	2.1
Not rated	9.2
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2016
4

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,040.00		1,020.89	4.06		4.02	0.80
Class B	1,000.00	1,000.00	1,036.10		1,017.16	7.85		7.77	1.55
Class C	1,000.00	1,000.00	1,038.90		1,018.65	6.34		6.27	1.25
Class R4	1,000.00	1,000.00	1,041.20		1,022.08	2.84		2.82	0.56
Class R5	1,000.00	1,000.00	1,016.50	(a)	1,022.28	0.83	(a)	2.61	0.52 (a)
Class Z	1,000.00	1,000.00	1,042.50		1,022.13	2.79		2.77	0.55

(a) Based on operations from March 1, 2016 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 4.2%
City of Fresno Airport(a) Refunding Revenue Bonds Series 2013B AMT 07/01/28	5.000%	500,000	571,360
07/01/30	5.125%	1,050,000	1,200,633
County of Orange Airport Revenue Bonds Series 2009A 07/01/39	5.250%	2,500,000	2,788,950
County of Sacramento Airport System Revenue Bonds Senior Series 2009B 07/01/39	5.750%	3,000,000	3,298,590
County of Sacramento Airport System(a) Revenue Bonds Senior Series 2008B (AGM) AMT 07/01/39	5.250%	1,000,000	1,076,930
San Francisco City & County Airports Commission-San Francisco International Airport(a) Refunding Revenue Bonds 2nd Series 2008-34E (AGM) AMT 05/01/25	5.750%	1,500,000	1,645,215
2nd Series 2011F AMT 05/01/29	5.000%	5,210,000	6,061,574
Revenue Bonds Series 2014A AMT 05/01/44	5.000%	6,000,000	6,793,620
Total			23,436,872
HEALTH SERVICES 1.1%
California Municipal Finance Authority Refunding Revenue Bonds Harbor Regional Center Project Series 2015 11/01/39	5.000%	2,000,000	2,317,920
Inland Regional Center Project Series 2015 06/15/45	5.000%	3,500,000	4,013,065
Total			6,330,985
HIGHER EDUCATION 6.1%
California Educational Facilities Authority Refunding Revenue Bonds University of the Pacific Series 2015 11/01/36	5.000%	2,000,000	2,366,820
Revenue Bonds California Lutheran University Series 2008 10/01/38	5.750%	3,000,000	3,296,490

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chapman University Series 2011 04/01/31	5.000%	4,375,000	4,999,444
Series 2015 04/01/40	5.000%	2,500,000	2,917,025
Loyola Marymount University Series 2010A 10/01/40	5.125%	1,250,000	1,398,700
California Municipal Finance Authority Refunding Revenue Bonds Azusa Pacific University Series 2015B 04/01/41	5.000%	4,500,000	4,940,955
Revenue Bonds Biola University Series 2008 10/01/28	5.800%	2,000,000	2,168,300
Series 2013 10/01/38	5.000%	1,000,000	1,122,270
10/01/42	5.000%	2,360,000	2,630,361
California State University Refunding Revenue Bonds Systemwide Series 2016A 11/01/38	4.000%	1,000,000	1,099,500
California Statewide Communities Development Authority Revenue Bonds California Baptist University Series 2014A 11/01/43	6.375%	3,000,000	3,378,300
Lancer Plaza Project Series 2013 11/01/33	5.625%	1,400,000	1,475,670
11/01/43	5.875%	1,875,000	1,974,825
Total			33,768,660
HOSPITAL 12.0%
California Health Facilities Financing Authority Refunding Revenue Bonds El Camino Hospital Series 2015A 02/01/40	5.000%	1,700,000	1,961,443
Revenue Bonds Adventist Health System West Series 2009A 09/01/39	5.750%	7,000,000	7,977,410
Dignity Health Series 2009A 07/01/39	6.000%	1,000,000	1,143,230
Series 2009E 07/01/25	5.625%	1,125,000	1,288,013
Series 2011A 03/01/41	5.250%	3,000,000	3,381,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lucile Packard Stanford Hospital Series 2016 08/15/55	5.000%	1,000,000	1,177,800
St. Joseph Health System Series 2009A 07/01/29	5.500%	1,500,000	1,710,735
Series 2013A 07/01/37	5.000%	2,000,000	2,336,380
Sutter Health Obligation Group Series 2008A 08/15/30	5.000%	2,500,000	2,715,150
Series 2011B 08/15/31	5.875%	1,815,000	2,192,810
California Municipal Finance Authority Certificate of Participation Community Hospitals of Central California Series 2009 02/01/39	5.500%	4,000,000	4,427,920
Refunding Revenue Bonds Community Medical Centers Series 2015A 02/01/40	5.000%	2,000,000	2,281,100
Revenue Bonds NorthBay Healthcare Group Series 2015 11/01/44	5.000%	900,000	1,007,703
Unrefunded Certificate of Participation Community Hospitals of Central California Series 2007 02/01/37	5.250%	1,465,000	1,498,695
California Statewide Communities Development Authority Refunding Revenue Bonds Adventist Health System West Series 2015 03/01/35	5.000%	3,850,000	4,584,811
Huntington Memorial Hospital Series 2014B 07/01/44	5.000%	1,000,000	1,148,650
Revenue Bonds Dignity Health Series 2008B 07/01/30	5.500%	1,910,000	2,013,235
Henry Mayo Newhall Memorial Series 2014A (AGM) 10/01/43	5.250%	3,120,000	3,651,617
John Muir Health Series 2006A 08/15/32	5.000%	3,000,000	3,041,190
Kaiser Permanente Series 2001C 08/01/31	5.250%	1,100,000	1,111,495
Loma Linda University Medical Center Series 2014 12/01/54	5.500%	3,660,000	4,013,776
Sutter Health Series 2011A 08/15/42	6.000%	2,000,000	2,396,900

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(b)(c) Revenue Bonds Loma Linda University Medical Center Series 2016A 12/01/56	5.250%	500,000	543,545
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A 09/01/30	5.000%	3,000,000	3,333,870
Kaweah Delta Health Care District Revenue Bonds Series 2015B 06/01/40	5.000%	4,770,000	5,499,285
Total			66,437,763
INVESTOR OWNED 0.6%
City of Chula Vista Revenue Bonds San Diego Gas & Electric Co. Series 2004D 01/01/34	5.875%	1,000,000	1,150,810
City of Chula Vista(a) Revenue Bonds San Diego Gas & Electric Co. Series 1992D AMT 12/01/27	5.000%	2,000,000	2,048,000
Total			3,198,810
LOCAL APPROPRIATION 3.1%
Anaheim Public Financing Authority Refunding Revenue Bonds Series 2014A 05/01/46	5.000%	1,000,000	1,166,160
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC) 11/01/23	5.000%	1,990,000	2,101,321
Municipal Improvement Corp. of Los Angeles Revenue Bonds Series 2008B 09/01/38	5.000%	3,000,000	3,257,010
Pico Rivera Public Financing Authority Revenue Bonds Series 2009 09/01/31	5.500%	1,500,000	1,698,840
Sacramento City Financing Authority Refunding Revenue Bonds Series 2015 (BAM) 12/01/34	5.000%	750,000	898,357
12/01/35	5.000%	1,100,000	1,310,408
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sacramento City Schools Joint Powers Financing Authority Refunding Revenue Bonds Series 2006A 03/01/40	5.000%	2,000,000	2,285,000
San Diego Public Facilities Financing Authority Revenue Bonds Capital Improvement Projects Series 2015A 10/15/44	5.000%	1,000,000	1,185,390
San Mateo County Board of Education Refunding Certificate of Participation Series 2009 06/01/35	5.250%	2,000,000	2,182,420
Victor Elementary School District Certificate of Participation School Construction Refinancing Project Series 1996 (NPFGC) 05/01/18	6.450%	1,225,000	1,282,759
Total			17,367,665
LOCAL GENERAL OBLIGATION 6.5%
Central Valley Schools Financing Authority General Obligation Refunding Revenue Bonds School District Program Series 1998A (NPFGC) 02/01/18	6.450%	330,000	344,292
Conejo Valley Unified School District(d) Unlimited General Obligation Bonds Series 2015A (AGM) 08/01/29	0.000%	1,650,000	1,023,825
08/01/30	0.000%	1,000,000	585,770
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC) 08/01/26	5.250%	2,010,000	2,615,472
Glendale Unified School District(d) Unlimited General Obligation Refunding Bonds Series 2015B 09/01/31	0.000%	1,900,000	1,072,721
09/01/32	0.000%	1,000,000	532,080
Long Beach Unified School District Unlimited General Obligation Bonds Series 2015D-1(d) 08/01/32	0.000%	1,500,000	824,265
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D 01/01/34	5.000%	750,000	843,818

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC)(d) 08/01/32	0.000%	5,440,000	3,119,731
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A 08/01/33	5.500%	3,125,000	3,426,406
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2006 Series 2012A 08/01/22	5.000%	750,000	877,695
08/01/32	5.500%	2,500,000	2,968,350
Election of 2012 Series 2013 08/01/30	6.250%	1,095,000	1,321,479
Series 2015A 08/01/40	5.000%	1,000,000	1,157,040
Poway Unified School District Unlimited General Obligation Bonds Improvement District No. 2007-1-A Series 2009(d) 08/01/30	0.000%	2,295,000	1,485,278
Riverside Community College District Foundation(d) Unlimited General Obligation Bonds Election of 2004 Series 2015E 08/01/30	0.000%	600,000	351,492
08/01/31	0.000%	1,000,000	553,930
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC)(d) 07/01/20	0.000%	3,460,000	2,967,331
San Diego Unified School District Unlimited General Obligation Bonds Capital Appreciation Bonds Series 2016I(d) 07/01/34	0.000%	5,000,000	2,620,600
San Gorgonio Memorial Health Care District Unlimited General Obligation Refunding Bonds Series 2014 08/01/39	5.000%	4,000,000	4,568,440
Sierra Kings Health Care District Unlimited General Obligation Refunding Bonds Series 2015 08/01/37	5.000%	1,500,000	1,692,945

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC) 08/01/22	5.250%	925,000	1,039,996
Total			35,992,956
MULTI-FAMILY 1.8%
California Municipal Finance Authority Revenue Bonds Bowles Hall Foundation Series 2015A 06/01/50	5.000%	1,250,000	1,386,638
Caritas Affordable Housing Senior Series 2014 08/15/49	5.250%	3,500,000	3,954,405
Subordinated Series 2014 08/15/49	5.875%	1,000,000	1,114,720
California Statewide Communities Development Authority Refunding Revenue Bonds CHF Irvine LLC Series 2016 05/15/40	5.000%	1,000,000	1,172,330
University of California Irvine East Campus Apartments Series 2012 05/15/31	5.125%	2,000,000	2,309,880
Total			9,937,973
MUNICIPAL POWER 1.5%
City of Riverside Electric Revenue Bonds Series 2008D (AGM) 10/01/28	5.000%	1,325,000	1,452,849
City of Vernon Electric System Revenue Bonds Series 2012A 08/01/30	5.000%	1,000,000	1,132,040
Unrefunded Revenue Bonds Series 2009A 08/01/21	5.125%	1,895,000	2,113,361
Imperial Irrigation District Electric System Refunding Revenue Bonds Series 2011A 11/01/31	6.250%	1,000,000	1,206,100
Modesto Irrigation District Certificate of Participation Series 2004B 07/01/35	5.500%	2,000,000	2,182,920
Total			8,087,270

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
OTHER BOND ISSUE 1.9%
California Infrastructure & Economic Development Bank Revenue Bonds Series 2008 02/01/33	5.250%	3,000,000	3,214,470
02/01/38	5.250%	3,050,000	3,265,818
City of Long Beach Marina System Revenue Bonds Series 2015 05/15/40	5.000%	2,000,000	2,252,300
San Diego County Regional Airport Authority Revenue Bonds Consolidated Rental Car Facility Project Series 2014A 07/01/44	5.000%	1,500,000	1,703,130
Total			10,435,718
PORTS 2.1%
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A 03/01/40	5.125%	5,000,000	5,626,800
Port of Los Angeles Refunding Revenue Bonds Series 2014A AMT(a) 08/01/44	5.000%	5,000,000	5,738,050
Total			11,364,850
PREP SCHOOL 3.6%
California Municipal Finance Authority Revenue Bonds Julian Charter School Project Series 2015A(b) 03/01/45	5.625%	3,000,000	3,102,090
California School Finance Authority Revenue Bonds KIPP Los Angeles Projects Series 2014A 07/01/44	5.125%	1,000,000	1,092,280
California School Finance Authority(b) Refunding Revenue Bonds Aspire Public Schools Series 2016 08/01/41	5.000%	1,750,000	1,975,103
08/01/46	5.000%	2,250,000	2,526,097
Revenue Bonds Alliance College-Ready Public Schools Series 2015 07/01/35	5.000%	3,010,000	3,304,498
07/01/45	5.000%	1,705,000	1,845,628

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Dot Public School Project Series 2015A 08/01/35	5.000%	1,510,000	1,663,824
KIPP Los Angeles Projects Series 2015A 07/01/45	5.000%	1,000,000	1,091,340
River Springs Charter School Project Series 2015 07/01/46	6.375%	3,000,000	3,184,590
07/01/46	6.375%	420,000	445,843
Total			20,231,293
PREPAID GAS 0.3%
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/34	7.000%	1,000,000	1,498,580
RECREATION 0.2%
California Infrastructure & Economic Development Bank Refunding Revenue Bonds Academy Motion Picture Art Series 2015 11/01/41	5.000%	1,000,000	1,170,120
REFUNDED / ESCROWED 5.8%
California State Public Works Board Prerefunded 10/01/21 Revenue Bonds California State University Projects Series 2011B 10/01/31	5.000%	1,200,000	1,449,540
California State University Prerefunded 05/01/19 Revenue Bonds Systemwide Series 2009A 11/01/40	6.000%	2,000,000	2,309,320
California Statewide Communities Development Authority Prerefunded 01/01/19 Revenue Bonds Aspire Public Schools Series 2010 07/01/30	6.000%	1,420,000	1,607,127
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011 12/01/40	6.000%	1,000,000	1,263,340
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC) 08/01/23	7.500%	690,000	854,089

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC)(e) 07/01/22	11.972%	335,000	453,476
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT(a) 05/01/21	7.800%	2,500,000	3,269,200
San Diego Public Facilities Financing Authority Sewer Prerefunded 05/15/19 Revenue Bonds Senior Series 2009A 05/15/34	5.250%	1,500,000	1,702,065
San Francisco City & County Redevelopment Agency Prerefunded 08/01/19 Tax Allocation Bonds Mission Bay North Redevelopment Project Series 2009C 08/01/29	6.000%	1,035,000	1,206,562
08/01/39	6.500%	2,625,000	3,102,172
Mission Bay South Redevelopment Project Series 2009D 08/01/29	6.375%	1,000,000	1,177,070
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity(d) 01/01/20	0.000%	12,000,000	11,522,040
Sulphur Springs Union School District Prerefunded 09/01/22 Special Tax Bonds Community Facilities District Series 2012 09/01/30	5.000%	630,000	778,724
09/01/31	5.000%	680,000	840,528
09/01/33	5.000%	495,000	611,855
Total			32,147,108
RESOURCE RECOVERY 1.0%
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT(a)(b)(f) 12/01/32	7.500%	2,745,000	2,548,540
California Pollution Control Financing Authority Revenue Bonds Aemerge Redpak Services Southern California, LLC Project Series 2016 AMT(a)(b) 12/01/27	7.000%	2,750,000	2,766,143
Total			5,314,683

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
RETIREMENT COMMUNITIES 4.8%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011 07/01/31	6.000%	2,200,000	2,527,558
California Health Facilities Financing Authority Refunding Revenue Bonds California-Nevada Methodist Homes Series 2015 07/01/45	5.000%	3,000,000	3,530,520
Northern California Presbyterian Homes Series 2015 07/01/39	5.000%	2,565,000	3,000,486
07/01/44	5.000%	700,000	817,621
California Statewide Communities Development Authority Refunding Revenue Bonds 899 Charleston Project Series 2014A 11/01/49	5.375%	1,885,000	1,949,712
American Baptist Homes West Series 2015 10/01/45	5.000%	3,155,000	3,588,970
Episcopal Communities and Services Series 2012 05/15/42	5.000%	4,235,000	4,697,504
Revenue Bonds American Baptist Homes West Series 2010 10/01/39	6.250%	1,500,000	1,721,085
Covenant Retirement Communities, Inc. Series 2013 12/01/36	5.625%	2,000,000	2,238,600
Eskaton Properties, Inc. Series 2012 11/15/34	5.250%	1,250,000	1,375,400
City of La Verne Refunding Certificate of Participation Brethren Hillcrest Homes Series 2014 05/15/36	5.000%	1,100,000	1,197,460
Total			26,644,916
SALES TAX 1.0%
Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A 06/01/32	5.000%	5,000,000	5,748,850

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SINGLE FAMILY 0.4%
California Housing Finance Agency Revenue Bonds Home Mortgage Series 2006K AMT(a) 08/01/26	4.625%	2,435,000	2,451,290
SPECIAL PROPERTY TAX 16.5%
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007 09/01/37	5.000%	1,000,000	1,014,450
Bakersfield Redevelopment Agency Tax Allocation Bonds Old Town Kern Pioneer Series 2009A 08/01/29	7.500%	1,655,000	1,883,092
Southeast Bakersfield Series 2009B 08/01/29	7.250%	775,000	875,789
Carson Redevelopment Agency Successor Agency Tax Allocation Bonds Housing Series 2010A 10/01/30	5.000%	4,999,999	5,699,400
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC) 11/01/23	6.500%	2,000,000	2,474,960
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/30	5.000%	2,500,000	2,796,275
09/01/38	5.000%	625,000	684,550
Chula Vista Municipal Financing Authority Refunding Special Tax Bonds Series 2015A 09/01/35	5.000%	2,460,000	2,810,649
09/01/36	5.000%	2,435,000	2,769,447
City of Carson Special Assessment Bonds Assessment District No. 92-1 Series 1992 09/02/22	7.375%	80,000	81,074
City of Irvine Special Tax Bonds Community Facilities District 2013-3 Series 2014 09/01/39	5.000%	750,000	846,533
09/01/44	5.000%	1,025,000	1,152,930

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Palo Alto Refunding & Improvement Special Assessment Bonds Limited Obligation-University Ave. Series 2012 09/02/29	5.000%	800,000	913,728
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011 09/01/30	5.375%	1,500,000	1,703,250
Corona-Norco Unified School District Refunding Special Tax Bonds Community Facilities District #98-1 Series 2013 09/01/32	5.000%	1,300,000	1,481,090
Elk Grove Unified School District Refunding Special Tax Bonds Community Facilities District No. 1 Series 1995 (AMBAC) 12/01/24	6.500%	3,000,000	3,621,180
Elk Grove Unified School District(d) Refunding Special Tax Bonds Capital Appreciation-Community Facilities District No. 1 Series 1995 (AMBAC) 12/01/18	0.000%	2,720,000	2,414,299
Folsom Redevelopment Agency Tax Allocation Bonds Central Folsom Redevelopment Project Series 2009 08/01/29	5.125%	1,000,000	1,062,970
08/01/36	5.500%	1,000,000	1,071,160
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC) 05/01/23	5.250%	2,100,000	2,332,218
Inland Valley Development Agency Refunding Tax Allocation Bonds Series 2014A 09/01/44	5.000%	5,000,000	5,652,700
Jurupa Public Financing Authority Refunding Special Tax Bonds Series 2014A 09/01/42	5.000%	1,000,000	1,133,140
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC) 07/01/18	5.375%	1,665,000	1,791,573

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mountain View Shoreline Regional Park Community Tax Allocation Bonds Series 2011A 08/01/35	5.625%	1,300,000	1,542,151
08/01/40	5.750%	2,000,000	2,385,000
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004 06/01/33	5.375%	1,500,000	1,501,770
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A 07/01/27	6.000%	4,780,000	5,367,892
Pittsburg Successor Agency Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC)(d) 08/01/24	0.000%	2,100,000	1,590,540
Poway Unified School District Public Financing Authority Special Tax Refunding Bonds Series 2015B 09/01/35	5.000%	1,435,000	1,665,920
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012 09/01/31	5.000%	1,360,000	1,537,684
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC) 09/01/34	5.000%	3,200,000	3,361,120
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A 02/01/18	8.000%	10,000	10,137
San Diego Redevelopment Agency Successor Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM)(d) 09/01/20	0.000%	3,630,000	3,343,521
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Project Series 2014A 08/01/43	5.000%	1,000,000	1,143,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco Redevelopment Projects Series 2009B 08/01/28	6.125%	1,010,000	1,146,178
08/01/32	6.500%	500,000	573,840
Series 2011B 08/01/26	6.125%	500,000	599,385
08/01/31	6.250%	2,600,000	3,117,738
08/01/41	6.625%	1,600,000	1,945,792
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011 07/01/36	5.875%	1,250,000	1,495,000
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A 08/01/31	7.000%	1,000,000	1,233,110
Sulphur Springs Union School District Unrefunded Special Tax Bonds Community Facilities District Series 2012 09/01/30	5.000%	640,000	725,478
09/01/31	5.000%	685,000	774,495
09/01/33	5.000%	505,000	566,297
Temecula Redevelopment Agency Tax Allocation Bonds Housing Redevelopment Project No. 1 Series 2011A 08/01/39	7.000%	2,100,000	2,618,301
Union City Community Redevelopment Agency Subordinated Tax Allocation Bonds Lien-Community Redevelopment Project Series 2011 12/01/33	6.875%	1,500,000	1,893,420
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996 09/01/17	6.000%	1,310,000	1,351,029
Yorba Linda Redevelopment Agency Subordinated Tax Allocation Bonds Lien-Redevelopment Project Series 2011A 09/01/26	6.000%	1,000,000	1,219,120
09/01/32	6.500%	2,000,000	2,444,440
Total			91,419,495

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
STATE APPROPRIATED 7.7%
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G 11/01/29	5.000%	2,500,000	3,005,475
11/01/37	5.000%	6,825,000	7,977,469
Revenue Bonds Judicial Council Projects Series 2011D 12/01/31	5.000%	5,100,000	6,056,454
Series 2013A 03/01/32	5.000%	1,500,000	1,785,195
03/01/38	5.000%	2,500,000	2,942,125
Series 2014B 10/01/39	5.000%	1,000,000	1,187,120
Various Capital Projects Series 2011A 10/01/31	5.125%	5,000,000	5,946,150
Subordinated Series 2009I-1 11/01/29	6.125%	5,000,000	5,925,550
Subordinated Series 2010A-1 03/01/35	6.000%	2,750,000	3,252,315
Various Correctional Facilities Series 2014A 09/01/39	5.000%	3,895,000	4,617,289
Total			42,695,142
STATE GENERAL OBLIGATION 12.1%
State of California Refunding Unlimited General Obligation Bonds Various Purpose Series 2016 09/01/34	4.000%	2,870,000	3,214,630
Unlimited General Obligation Bonds Series 2008 08/01/34	5.000%	3,000,000	3,263,400
Various Purpose Series 2009 10/01/29	5.000%	3,000,000	3,408,150
04/01/31	5.750%	2,750,000	3,140,665
04/01/35	6.000%	4,000,000	4,593,280
04/01/38	6.000%	10,500,000	12,037,620
11/01/39	5.500%	4,965,000	5,710,544
Series 2010 03/01/30	5.250%	1,000,000	1,160,480
03/01/33	6.000%	4,000,000	4,754,640
03/01/40	5.500%	4,800,000	5,605,488
Series 2012 04/01/42	5.000%	5,200,000	6,054,464
Series 2016 09/01/35	4.000%	10,000,000	11,143,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds Veterans Bond Series 2015 12/01/30	3.500%	3,000,000	3,234,030
Unrefunded Unlimited General Obligation Bonds Series 2004 04/01/29	5.300%	2,000	2,008
Total			67,322,799
TURNPIKE / BRIDGE / TOLL ROAD 2.1%
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 2014A 01/15/46	5.750%	2,850,000	3,345,102
Foothill-Eastern Transportation Corridor Agency(d) Refunding Revenue Bonds Series 2015 01/15/33	0.000%	5,000,000	2,558,450
Riverside County Transportation Commission Revenue Bonds Senior Lien Series 2013A 06/01/48	5.750%	1,500,000	1,748,130
Riverside County Transportation Commission(d) Revenue Bonds Capital Appreciation-Senior Lien Series 2013B 06/01/32	0.000%	2,055,000	1,055,880
06/01/33	0.000%	2,940,000	1,445,010
Senior Lien Series 2013B 06/01/29	0.000%	2,500,000	1,466,275
Total			11,618,847
WATER & SEWER 1.8%
City of Lodi Wastewater System Unrefunded Certificate of Participation Series 2007A (AGM) 10/01/37	5.000%	325,000	342,635

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Riverside Sewer Refunding Revenue Bonds Series 2015A 08/01/40	5.000%	3,185,000	3,734,508
City of Tulare Sewer Refunding Revenue Bonds Series 2015 (AGM) 11/15/41	5.000%	2,000,000	2,353,440
Eastern Municipal Water District Certificate of Participation Series 2008H 07/01/33	5.000%	1,000,000	1,087,760
San Diego Public Facilities Financing Authority Water Revenue Bonds Series 2009B 08/01/34	5.375%	2,000,000	2,274,900
Total			9,793,243
Total Municipal Bonds (Cost: $488,267,628)			544,415,888

Money Market Funds 0.5%

	Shares	Value ($)
Dreyfus General California Municipal Money Market Fund, Class A Shares, 0.010%(g)	1,011,946	1,011,946

JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.110%(g)	1,912,149	1,912,149
Total Money Market Funds (Cost: $2,924,095)		2,924,095
Total Investments (Cost: $491,191,723)		547,339,983
Other Assets & Liabilities, Net		7,044,356
Net Assets		554,384,339

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2016, the value of these securities amounted to $24,997,241 or 4.51% of net assets.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Zero coupon bond.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  Variable rate security.

(f)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at April 30, 2016 was $2,548,540, which represents 0.46% of net assets. Information concerning such security holdings at April 30, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT 12/01/32 7.500%	12/22/2011	2,745,000

(g)  The rate shown is the seven-day current annualized yield at April 30, 2016.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAM  Build America Mutual Assurance Co.

FHLMC  Federal Home Loan Mortgage Corporation

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	544,415,888	—	544,415,888
Money Market Funds	2,924,095	—	—	2,924,095
Total Investments	2,924,095	544,415,888	—	547,339,983

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $491,191,723)	$547,339,983
Receivable for:
Investments sold	567,738
Capital shares sold	2,784,561
Interest	6,366,420
Expense reimbursement due from Investment Manager	291
Prepaid expenses	977
Trustees' deferred compensation plan	56,170
Other assets	15,349
Total assets	557,131,489
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	521,820
Capital shares purchased	380,182
Dividend distributions to shareholders	1,642,456
Investment management fees	6,981
Distribution and/or service fees	3,595
Transfer agent fees	65,536
Compensation of board members	24,691
Chief compliance officer expenses	13
Other expenses	45,706
Trustees' deferred compensation plan	56,170
Total liabilities	2,747,150
Net assets applicable to outstanding capital stock	$554,384,339
Represented by
Paid-in capital	$496,464,382
Undistributed net investment income	351,992
Accumulated net realized gain	1,419,705
Unrealized appreciation (depreciation) on:
Investments	56,148,260
Total — representing net assets applicable to outstanding capital stock	$554,384,339

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A
Net assets	$390,691,888
Shares outstanding	48,685,858
Net asset value per share	$8.02
Maximum offering price per share(a)	$8.27
Class B
Net assets	$129,296
Shares outstanding	16,113
Net asset value per share	$8.02
Class C
Net assets	$48,967,365
Shares outstanding	6,100,933
Net asset value per share	$8.03
Class R4
Net assets	$379,172
Shares outstanding	47,257
Net asset value per share	$8.02
Class R5
Net assets	$10,105
Shares outstanding	1,256
Net asset value per share(b)	$8.04
Class Z
Net assets	$114,206,513
Shares outstanding	14,226,773
Net asset value per share	$8.03

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

(b) Net Assets value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income
Income:
Dividends	$490
Interest	12,076,231
Total income	12,076,721
Expenses:
Investment management fees	1,234,098
Distribution and/or service fees
Class A	472,274
Class B	679
Class C	229,173
Transfer agent fees
Class A	250,216
Class B	90
Class C	30,358
Class R4	131
Class R5(a)	1
Class Z	71,391
Compensation of board members	13,979
Custodian fees	2,350
Printing and postage fees	16,570
Registration fees	13,067
Audit fees	12,333
Legal fees	6,129
Chief compliance officer expenses	128
Other	10,505
Total expenses	2,363,472
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(200,660)
Fees waived by Distributor — Class C	(68,709)
Total net expenses	2,094,103
Net investment income	9,982,618
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,863,761
Net realized gain	1,863,761
Net change in unrealized appreciation (depreciation) on:
Investments	9,622,907
Net change in unrealized appreciation	9,622,907
Net realized and unrealized gain	11,486,668
Net increase in net assets resulting from operations	$21,469,286

(a) Based on operations from March 1, 2016 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)(a)	Year Ended October 31, 2015
Operations
Net investment income	$9,982,618	$18,714,439
Net realized gain	1,863,761	2,951,048
Net change in unrealized appreciation (depreciation)	9,622,907	(6,581,098)
Net increase in net assets resulting from operations	21,469,286	15,084,389
Distributions to shareholders
Net investment income
Class A	(7,070,167)	(13,754,379)
Class B	(2,022)	(7,376)
Class C	(754,544)	(1,428,709)
Class R4	(3,982)	(2,612)
Class R5	(64)	—
Class Z	(2,152,240)	(3,574,075)
Net realized gains
Class A	(2,050,395)	(1,583,610)
Class B	(910)	(1,559)
Class C	(243,033)	(186,877)
Class R4	(665)	(115)
Class Z	(595,377)	(329,758)
Total distributions to shareholders	(12,873,399)	(20,869,070)
Increase in net assets from capital stock activity	24,131,119	49,929,638
Proceeds from regulatory settlements (Note 6)	—	312,081
Total increase in net assets	32,727,006	44,457,038
Net assets at beginning of period	521,657,333	477,200,295
Net assets at end of period	$554,384,339	$521,657,333
Undistributed net investment income	$351,992	$352,393

(a) Class R5 shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)(a)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	3,056,898	24,302,584	4,953,614	39,224,165
Distributions reinvested	924,825	7,337,387	1,512,965	12,002,424
Redemptions	(2,244,819)	(17,840,570)	(4,544,613)	(36,042,462)
Net increase	1,736,904	13,799,401	1,921,966	15,184,127
Class B shares
Subscriptions	2,276	18,161	1,880	14,829
Distributions reinvested	270	2,137	905	7,193
Redemptions(b)	(7,660)	(60,508)	(26,574)	(211,134)
Net decrease	(5,114)	(40,210)	(23,789)	(189,112)
Class C shares
Subscriptions	845,238	6,714,134	822,101	6,505,863
Distributions reinvested	74,525	591,443	115,727	918,232
Redemptions	(360,493)	(2,867,120)	(646,264)	(5,115,816)
Net increase	559,270	4,438,457	291,564	2,308,279
Class R4 shares
Subscriptions	34,467	274,936	12,465	97,996
Distributions reinvested	551	4,381	286	2,255
Redemptions	(2,971)	(23,701)	(279)	(2,199)
Net increase	32,047	255,616	12,472	98,052
Class R5 shares
Subscriptions	1,256	10,000	—	—
Net increase	1,256	10,000	—	—
Class Z shares
Subscriptions	1,459,894	11,639,031	5,157,968	40,636,813
Distributions reinvested	89,014	706,628	117,280	930,067
Redemptions	(840,019)	(6,677,804)	(1,143,392)	(9,038,588)
Net increase	708,889	5,667,855	4,131,856	32,528,292
Total net increase	3,033,252	24,131,119	6,334,069	49,929,638

(a) Class R5 shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$7.90		$7.99		$7.54		$7.99		$7.38		$7.64
Income from investment operations:
Net investment income	0.15		0.30		0.31		0.31		0.31		0.31
Net realized and unrealized gain (loss)	0.16		(0.05)		0.51		(0.45)		0.61		(0.12)
Total from investment operations	0.31		0.25		0.82		(0.14)		0.92		0.19
Less distributions to shareholders:
Net investment income	(0.15)		(0.30)		(0.31)		(0.30)		(0.31)		(0.31)
Net realized gains	(0.04)		(0.04)		(0.06)		(0.01)		—		(0.14)
Total distributions to shareholders	(0.19)		(0.34)		(0.37)		(0.31)		(0.31)		(0.45)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		—		—
Net asset value, end of period	$8.02		$7.90		$7.99		$7.54		$7.99		$7.38
Total return	4.00%		3.16	%(b)	11.22%		(1.80%)		12.63%		2.84%
Ratios to average net assets(c)
Total gross expenses	0.88	%(d)	0.88%		0.88%		0.87%		0.86%		0.92%
Total net expenses(e)	0.80	%(d)	0.79	%(f)	0.79	%(f)	0.78	%(f)	0.78	%(f)	0.81	%(f)
Net investment income	3.75	%(d)	3.81%		4.05%		3.91%		3.97%		4.30%
Supplemental data
Net assets, end of period (in thousands)	$390,692		$370,795		$359,825		$357,344		$430,657		$407,479
Portfolio turnover	4%		12%		14%		14%		14%		28%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.06%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$7.90		$7.99		$7.54		$7.99		$7.38		$7.64
Income from investment operations:
Net investment income	0.12		0.24		0.25		0.25		0.25		0.25
Net realized and unrealized gain (loss)	0.16		(0.05)		0.51		(0.45)		0.61		(0.12)
Total from investment operations	0.28		0.19		0.76		(0.20)		0.86		0.13
Less distributions to shareholders:
Net investment income	(0.12)		(0.24)		(0.25)		(0.24)		(0.25)		(0.25)
Net realized gains	(0.04)		(0.04)		(0.06)		(0.01)		—		(0.14)
Total distributions to shareholders	(0.16)		(0.28)		(0.31)		(0.25)		(0.25)		(0.39)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		—		—
Net asset value, end of period	$8.02		$7.90		$7.99		$7.54		$7.99		$7.38
Total return	3.61%		2.39	%(b)	10.39%		(2.53%)		11.78%		2.06%
Ratios to average net assets(c)
Total gross expenses	1.63	%(d)	1.63%		1.63%		1.62%		1.61%		1.68%
Total net expenses(e)	1.55	%(d)	1.54	%(f)	1.54	%(f)	1.53	%(f)	1.53	%(f)	1.58	%(f)
Net investment income	2.99	%(d)	3.06%		3.31%		3.13%		3.22%		3.53%
Supplemental data
Net assets, end of period (in thousands)	$129		$168		$360		$769		$1,456		$1,989
Portfolio turnover	4%		12%		14%		14%		14%		28%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.06%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$7.90		$7.99		$7.54		$7.99		$7.38		$7.64
Income from investment operations:
Net investment income	0.13		0.27		0.28		0.27		0.27		0.28
Net realized and unrealized gain (loss)	0.17		(0.06)		0.51		(0.44)		0.61		(0.13)
Total from investment operations	0.30		0.21		0.79		(0.17)		0.88		0.15
Less distributions to shareholders:
Net investment income	(0.13)		(0.26)		(0.28)		(0.27)		(0.27)		(0.27)
Net realized gains	(0.04)		(0.04)		(0.06)		(0.01)		—		(0.14)
Total distributions to shareholders	(0.17)		(0.30)		(0.34)		(0.28)		(0.27)		(0.41)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		—		—
Net asset value, end of period	$8.03		$7.90		$7.99		$7.54		$7.99		$7.38
Total return	3.89%		2.70	%(b)	10.72%		(2.24%)		12.12%		2.37%
Ratios to average net assets(c)
Total gross expenses	1.63	%(d)	1.63%		1.63%		1.62%		1.61%		1.69%
Total net expenses(e)	1.25	%(d)	1.24	%(f)	1.24	%(f)	1.23	%(f)	1.23	%(f)	1.27	%(f)
Net investment income	3.29	%(d)	3.36%		3.59%		3.46%		3.52%		3.86%
Supplemental data
Net assets, end of period (in thousands)	$48,967		$43,775		$41,962		$39,465		$45,680		$39,040
Portfolio turnover	4%		12%		14%		14%		14%		28%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.06%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$7.90		$7.99		$7.55		$7.97
Income from investment operations:
Net investment income	0.16		0.32		0.33		0.20
Net realized and unrealized gain (loss)	0.16		(0.05)		0.50		(0.42)
Total from investment operations	0.32		0.27		0.83		(0.22)
Less distributions to shareholders:
Net investment income	(0.16)		(0.32)		(0.33)		(0.20)
Net realized gains	(0.04)		(0.04)		(0.06)		—
Total distributions to shareholders	(0.20)		(0.36)		(0.39)		(0.20)
Proceeds from regulatory settlements	—		0.00	(b)	—		—
Net asset value, end of period	$8.02		$7.90		$7.99		$7.55
Total return	4.12%		3.42	%(c)	11.35%		(2.75%)
Ratios to average net assets(d)
Total gross expenses	0.63	%(e)	0.63%		0.62%		0.60	%(e)
Total net expenses(f)	0.56	%(e)	0.54	%(g)	0.54	%(g)	0.53	%(e)(g)
Net investment income	4.01	%(e)	4.05%		4.25%		4.32	%(e)
Supplemental data
Net assets, end of period (in thousands)	$379		$120		$22		$2
Portfolio turnover	4%		12%		14%		14%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.06%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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25

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended April 30, 2016(a) (Unaudited)
Per share data
Net asset value, beginning of period	$7.96
Income from investment operations:
Net investment income	0.05
Net realized and unrealized gain	0.08
Total from investment operations	0.13
Less distributions to shareholders:
Net investment income	(0.05)
Total distributions to shareholders	(0.05)
Net asset value, end of period	$8.04
Total return	1.65%
Ratios to average net assets(b)
Total gross expenses	0.56	%(c)
Total net expenses(d)	0.52	%(c)
Net investment income	3.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10
Portfolio turnover	4%

Notes to Financial Highlights

(a)  Based on operations from March 1, 2016 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$7.90		$7.99		$7.55		$8.00		$7.38		$7.64
Income from investment operations:
Net investment income	0.16		0.32		0.33		0.33		0.33		0.33
Net realized and unrealized gain (loss)	0.17		(0.05)		0.50		(0.45)		0.62		(0.13)
Total from investment operations	0.33		0.27		0.83		(0.12)		0.95		0.20
Less distributions to shareholders:
Net investment income	(0.16)		(0.32)		(0.33)		(0.32)		(0.33)		(0.32)
Net realized gains	(0.04)		(0.04)		(0.06)		(0.01)		—		(0.14)
Total distributions to shareholders	(0.20)		(0.36)		(0.39)		(0.33)		(0.33)		(0.46)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		—		—
Net asset value, end of period	$8.03		$7.90		$7.99		$7.55		$8.00		$7.38
Total return	4.25%		3.42	%(b)	11.35%		(1.54%)		13.05%		3.05%
Ratios to average net assets(c)
Total gross expenses	0.63	%(d)	0.63%		0.63%		0.62%		0.61%		0.70%
Total net expenses(e)	0.55	%(d)	0.54	%(f)	0.54	%(f)	0.53	%(f)	0.53	%(f)	0.59	%(f)
Net investment income	4.00	%(d)	4.06%		4.30%		4.16%		4.22%		4.57%
Supplemental data
Net assets, end of period (in thousands)	$114,207		$106,799		$75,032		$70,850		$84,354		$76,568
Portfolio turnover	4%		12%		14%		14%		14%		28%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.06%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia California Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Class R5 shares commenced operations on March 1, 2016.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In

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29

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.46% of the Fund's average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $701,751, and the administrative services fee paid to the Investment Manager was $119,000.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended April 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.13
Class C	0.13
Class R4	0.13
Class R5	0.05
Class Z	0.13

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

The lease and the Guaranty expire in January 2019. At April 30, 2016, the Fund's total potential future obligation over the life of the Guaranty is $35,331. The liability remaining at April 30, 2016 for non-recurring charges associated with the lease amounted to $20,612 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $75,095 for Class A, $0 for Class B and $610 for Class C shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2016 through February 28, 2017	Prior to March 1, 2016
Class A	0.82%	0.81%
Class B	1.57	1.56
Class C	1.57	1.56
Class R4	0.57	0.56
Class R5	0.52	—
Class Z	0.57	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund.

Prior to March 1, 2016, the Fund's expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the annual rates of 0.79% for Class A, 1.54% for Class B, 1.54% for Class C, 0.54% for Class R4 and 0.54% for Class Z.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement under these fee waivers and/or expense reimbursement arrangements.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $491,192,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$56,404,000
Unrealized depreciation	(256,000)
Net unrealized appreciation	$56,148,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $44,440,441 and $22,614,408, respectively, for the six months ended April 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the year ended October 31, 2015, the Fund recorded a receivable of $312,081 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against third parties relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in

Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, one unaffiliated shareholder of record owned 25.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 25.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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34

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
35

Columbia California Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR123_10_F01_(06/16)

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	16
Statement of Operations	18
Statement of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	28
Important Information About This Report	43

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Global Unconstrained Bond Fund (the Fund) Class A shares returned -1.54% excluding sales charges for the six-month period that ended April 30, 2016.

■  The Fund underperformed its benchmark, the Citi One-Month U.S. Treasury Bill Index, which returned 0.07% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2016)

	Inception	6 Months Cumulative	Life
Class A	06/30/15
Excluding sales charges		-1.54	-7.25
Including sales charges		-6.22	-11.67
Class C	06/30/15
Excluding sales charges		-1.91	-7.80
Including sales charges		-2.90	-8.72
Class I	06/30/15	-1.40	-6.92
Class R4	06/30/15	-1.51	-7.03
Class R5	06/30/15	-1.40	-6.92
Class W	06/30/15	-1.64	-7.25
Class Z	06/30/15	-1.51	-7.03
Citi One-Month U.S. Treasury Bill Index		0.07	0.08

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Citi One-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of one-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at April 30, 2016)
AAA rating	35.2
AA rating	6.2
A rating	4.6
BBB rating	20.8
BB rating	12.1
B rating	3.2
CCC rating	0.3
Not rated	17.6
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Country Breakdown (%) (at April 30, 2016)
Australia	2.3
Canada	1.2
Hungary	2.9
Mexico	3.6
Netherlands	1.4
Romania	4.8
United Kingdom	5.3
United States(a)	78.5
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.
Portfolio Management

Matthew Cobon

Jim Cielinski

Gene Tannuzzo, CFA

Semiannual Report 2016
3

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Market Exposure Through Derivatives Investments (% of notional exposure) (at April 30, 2016)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	376.1	(326.7)	49.4
Foreign Currency Derivative Contracts	127.0	(276.4)	(149.4)
Total Notional Market Value of Derivative Contracts	503.1	(603.1)	(100.0)

(a) The Fund has market exposure (long and/or short) to the fixed income asset class and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Semiannual Report 2016
4

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	984.60	1,019.14	5.67	5.77	1.15
Class C	1,000.00	1,000.00	980.90	1,015.42	9.36	9.52	1.90
Class I	1,000.00	1,000.00	986.00	1,021.13	3.70	3.77	0.75
Class R4	1,000.00	1,000.00	984.90	1,020.39	4.44	4.52	0.90
Class R5	1,000.00	1,000.00	986.00	1,020.89	3.95	4.02	0.80
Class W	1,000.00	1,000.00	983.60	1,019.14	5.67	5.77	1.15
Class Z	1,000.00	1,000.00	984.90	1,020.39	4.44	4.52	0.90

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 21.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CANADA 1.2%
Canadian Pacific Railway Co. 08/01/45	4.800%	120,000	130,756
Cenovus Energy, Inc. 09/15/42	4.450%	20,000	15,487
Rogers Communications, Inc. 03/15/43	4.500%	119,000	120,727
Valeant Pharmaceuticals International, Inc.(a) 08/15/18	6.750%	23,000	22,195
Total			289,165
NETHERLANDS 1.4%
AerCap Aviation Solutions BV 05/30/17	6.375%	70,000	72,625
Fiat Chrysler Automobiles NV 04/15/20	4.500%	25,000	25,550
LYB International Finance BV 03/15/44	4.875%	125,000	130,540
NXP BV/Funding LLC(a) 06/15/20	4.125%	65,000	66,788
Schaeffler Holding Finance BV PIK(a) 08/15/18	6.875%	25,275	26,033
Total			321,536
UNITED KINGDOM 0.5%
Sky PLC(a) 11/26/22	3.125%	125,000	126,611
UNITED STATES 18.1%
21st Century Fox America, Inc. 09/15/44	4.750%	125,000	133,525
AT&T, Inc. 06/15/45	4.350%	125,000	117,166
Aircastle Ltd. 04/15/17	6.750%	63,000	65,060
Ally Financial, Inc. 11/18/19	3.750%	64,000	63,840
American Axle & Manufacturing, Inc. 02/15/19	5.125%	64,000	65,760
Aramark Services, Inc. 03/15/20	5.750%	65,000	67,112
CCO Safari II LLC(a) 07/23/20	3.579%	24,000	24,913
CIT Group, Inc. 03/15/18	5.250%	61,000	62,906
Cablevision Systems Corp. 09/15/17	8.625%	60,000	63,600

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CalAtlantic Group, Inc. 05/15/18	8.375%	36,000	39,960
CenturyLink, Inc. 06/15/17	5.150%	65,000	66,625
Columbia Pipeline Group, Inc.(a) 06/01/45	5.800%	139,000	146,556
ConAgra Foods, Inc. 01/25/23	3.200%	105,000	106,050
Constellation Brands, Inc. 11/15/19	3.875%	63,000	66,307
Continental Resources, Inc. 06/01/44	4.900%	158,000	127,190
D.R. Horton, Inc. 02/15/20	4.000%	48,000	49,800
Dollar Tree, Inc.(a) 03/01/20	5.250%	60,000	62,325
Dominion Resources, Inc. 12/01/44	4.700%	125,000	133,060
ERAC U.S.A. Finance LLC(a) 02/15/45	4.500%	125,000	126,225
Enterprise Products Operating LLC 05/15/46	4.900%	125,000	126,521
Equinix, Inc. 04/01/20	4.875%	65,000	67,665
First Data Corp.(a) 11/01/20	6.750%	69,000	72,622
GLP Capital LP/Financing II, Inc. 11/01/18	4.375%	62,000	63,860
HCA, Inc. 10/15/19	4.250%	70,000	72,800
IPALCO Enterprises, Inc. 07/15/20	3.450%	65,000	66,300
Kinder Morgan Energy Partners LP 02/15/18	5.950%	461,000	484,863
03/01/43	5.000%	125,000	108,034
Kinetic Concepts, Inc./KCI U.S.A., Inc.(a) 02/15/21	7.875%	2,000	2,163
Kraft Heinz Co. (The)(a) 07/15/45	5.200%	125,000	143,913
L-3 Communications Corp. 05/28/24	3.950%	23,000	23,204
Lennar Corp. 11/15/19	4.500%	60,000	62,288
MGM Resorts International 03/01/18	11.375%	55,000	63,250
Masco Corp. 04/01/21	3.500%	2,000	2,030

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc. 01/15/18	7.625%	35,000	37,538
Nielsen Finance LLC/Co. 10/01/20	4.500%	63,000	64,733
PQ Corp.(a) 11/01/18	8.750%	62,000	64,480
Reynolds Group Issuer, Inc./LLC 08/15/19	7.875%	61,000	63,135
SBA Telecommunications, Inc. 07/15/20	5.750%	61,000	62,983
Scripps Networks Interactive, Inc. 06/15/25	3.950%	125,000	129,044
Sempra Energy 06/15/24	3.550%	125,000	129,260
Service Corp. International 11/15/20	4.500%	65,000	66,950
Silgan Holdings, Inc. 04/01/20	5.000%	64,000	65,520
Spectrum Brands, Inc. 11/15/20	6.375%	61,000	64,203
Sprint Communications, Inc.(a) 11/15/18	9.000%	25,000	26,438
Tempur Sealy International, Inc. 12/15/20	6.875%	60,000	63,225
Tenet Healthcare Corp.(a)(b) 06/15/20	4.134%	33,000	33,041
Toll Brothers Finance Corp. 11/01/19	6.750%	58,000	65,395
Verizon Communications, Inc. 11/01/42	3.850%	220,000	201,044
Wellcare Health Plans, Inc. 11/15/20	5.750%	61,000	63,516
Williams Partners LP 09/15/45	5.100%	125,000	101,989
Total			4,249,987
Total Corporate Bonds & Notes (Cost: $4,818,334)			4,987,299

Residential Mortgage-Backed Securities —
Agency 1.3%

UNITED STATES 1.3%
Federal Home Loan Mortgage Corp. CMO IO Series 311 Class S1(b)(c) 08/15/43	5.517%	1,522,841	310,644
Total Residential Mortgage-Backed Securities — Agency (Cost: $332,514)			310,644

Residential Mortgage-Backed Securities — Non-Agency 7.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UNITED STATES 7.7%
American General Mortgage Loan Trust CMO Series 2010-1A Class A3(a) 03/25/58	5.650%	43,549	43,486
COLT LLC Series 2015-A Class A1(a)(b) 07/27/20	3.439%	471,205	469,320
Citigroup Mortgage Loan Trust, Inc. CMO Series 2014-C Class A(a)(b) 02/25/54	3.250%	615,847	582,081
Credit Suisse Mortgage Capital Certificates Series 2010-9R Class 1A3(a) 08/27/37	3.750%	714,205	716,481
Total			1,811,368
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,820,398)			1,811,368

Asset-Backed Securities — Non-Agency 6.4%

UNITED STATES 6.4%
GFT Mortgage Loan Trust CMO Series 2015-GFT1 Class A(a)(b) 01/25/55	3.721%	813,421	803,659
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2(a) 01/15/47	2.620%	100,000	100,001
Selene Non-Performing Loans LLC Series 2014-1A Class A(a)(b) 05/25/54	2.981%	613,173	608,050
Total			1,511,710
Total Asset-Backed Securities — Non-Agency (Cost: $1,521,095)			1,511,710

Inflation-Indexed Bonds 2.9%

UNITED STATES 2.9%
U.S. Treasury Inflation-Indexed Bond 02/15/45	0.750%	704,823	685,110
Total Inflation-Indexed Bonds (Cost: $613,540)			685,110

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

U.S. Treasury Obligations 5.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UNITED STATES 5.8%
U.S. Treasury 06/30/20	1.625%	1,050,000	1,068,539
05/15/25	2.125%	160,000	164,519
05/15/45	3.000%	122,000	130,526
Total			1,363,584
Total U.S. Treasury Obligations (Cost: $1,335,346)			1,363,584

Foreign Government Obligations(d)(e) 18.3%

AUSTRALIA 2.3%
Australia Government Bond(a) 10/21/19	2.750%	AUD	550,000	430,131
04/21/25	3.250%	AUD	120,000	96,917
Total				527,048
HUNGARY 2.9%
Hungary Government Bond 06/24/25	5.500%	HUF	157,000,000	680,746
MEXICO 3.6%
Mexican Bonos 12/05/24	10.000%	MXN	6,110,000	457,707
11/23/34	7.750%	MXN	5,900,000	393,542
Total				851,249
ROMANIA 4.8%
Romania Government Bond 02/24/25	4.750%	RON	4,110,000	1,135,222
UNITED KINGDOM 4.7%
United Kingdom Gilt(a) 03/07/25	5.000%	GBP	590,000	1,112,046
Total Foreign Government Obligations (Cost: $4,207,073)				4,306,311

Treasury Bills 15.7%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
UNITED STATES 15.7%
U.S. Treasury Bills 12/08/16	0.360%	3,690,000	3,681,996
Total			3,681,996
Total Treasury Bills (Cost: $3,676,802)			3,681,996

Options Purchased Puts —%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(f)	1,500,000	2.00	12/02/16	4,125
Put — OTC 5-Year Interest Rate Swap(f)	1,645,000	2.15	09/09/16	864
Total Options Purchased Puts (Cost: $43,578)				4,989

Money Market Funds 20.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.422%(g)(h)	4,743,183	4,743,183
Total Money Market Funds (Cost: $4,743,183)		4,743,183
Total Investments (Cost: $23,111,863)		23,406,194
Other Assets & Liabilities, Net		142,873
Net Assets		23,549,067

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

At April 30, 2016, cash totaling $177,884 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	05/11/2016	192,980,000	HUF	699,735	USD	—	(8,522)
Barclays	05/11/2016	14,943,000	MXN	861,020	USD	—	(6,815)
Barclays	06/03/2016	356,176,000	JPY	3,260,771	USD	—	(89,213)
Barclays	06/03/2016	7,840,000	CNH	1,208,105	USD	1,051	—
Citi	05/11/2016	768,000	AUD	587,904	USD	4,154	—
Citi	06/03/2016	14,973,000	CNH	2,307,621	USD	2,363	—
Citi	06/03/2016	5,151,305	USD	4,540,000	EUR	52,036	—
Citi	06/03/2016	1,353,000	CAD	1,068,248	USD	—	(10,106)
Citi	06/03/2016	554,000	EUR	624,487	USD	—	(10,458)
Credit Suisse	05/11/2016	46,000	EUR	52,426	USD	—	(259)
Deutsche Bank	05/11/2016	4,490,000	RON	1,145,116	USD	—	(2,546)
HSBC	05/11/2016	2,980	USD	335,000	JPY	169	—
HSBC	06/03/2016	77,042,000	RUB	1,153,669	USD	—	(25,473)
Morgan Stanley International	05/11/2016	2,683	USD	10,000	PLN	—	(63)
Standard Chartered	05/11/2016	770,800	GBP	1,102,528	USD	—	(23,751)
Standard Chartered	06/03/2016	2,361,643	USD	41,035,000	MXN	15,929	—
State Street	06/03/2016	3,281,000	NZD	2,287,349	USD	353	—
Total						76,055	(177,206)

Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Australian 10-Year Bond	14	AUD	1,390,691	06/2016	—	(178)
Australian 3-Year Bond	34	AUD	2,896,877	06/2016	1,789	—
Euro-Buxl 30-Year	4	EUR	748,771	06/2016	—	(21,849)
Long Gilt	8	GBP	1,398,029	06/2016	—	(3,748)
U.S. Treasury 5-Year Note	3	USD	362,742	06/2016	—	(356)
Total			6,797,110		1,789	(26,131)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro-Bund	(47)	EUR	(8,711,956)	06/2016	59,822	—
U.S. Long Bond	(13)	USD	(2,123,063)	06/2016	30,759	—
U.S. Treasury 10-Year Note	(1)	USD	(130,063)	06/2016	—	(1,236)
Total			(10,965,082)		90,581	(1,236)

Credit Default Swap Contracts Outstanding at April 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.0000	USD	(250,000)	(14,802)	—	(15,481)	104	783	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.0000	USD	(150,000)	(12,559)	—	(18,043)	63	5,547	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.0000	USD	(800,000)	(66,974)	—	(103,172)	333	36,531	—
Total								—	(136,696)		42,861	—

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Cleared Credit Default Swap Contracts Outstanding at April 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	1.0000	USD	(5,470,000)	9,563	—
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	3.0000	EUR	(1,700,000)	23,160	—
Total							32,723	—

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at April 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Fixed Rate of 2.053%	11/12/2045	USD	610,000	—	—	—	(4,528)
Barclays	U.S. CPI Urban Consumers NSA	Fixed Rate of 2.049	11/13/2045	USD	350,000	—	—	—	(2,184)
Total						—	—	—	(6,712)

Cleared Interest Rate Swap Contracts Outstanding at April 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	1.5766	09/15/2020	USD	6,992,000	—	(123,002)
Morgan Stanley	3-Month USD LIBOR-BBA	1.9045	09/15/2022	USD	4,363,000	—	(139,306)
Total						—	(262,308)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2016, the value of these securities amounted to $5,906,475 or 25.08% of net assets.

(b)  Variable rate security.

(c)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(d)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(e)  Principal and interest may not be guaranteed by the government.

(f)  Purchased swaption contracts outstanding at April 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/09/2016	1,645,000	22,578	864
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/02/2016	1,500,000	21,000	4,125
Total							43,578	4,989

(g)  The rate shown is the seven-day current annualized yield at April 30, 2016.

(h)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,940,465	12,397,004	(11,594,286)	4,743,183	5,377	4,743,183

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

PIK  Payment-in-Kind

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CNH  Yuan Offshore Renminbi

EUR  Euro

GBP  British Pound

HUF  Hungarian Forint

JPY  Japanese Yen

MXN  Mexican Peso

NZD  New Zealand Dollar

PLN  Polish Zloty

RON  Romania, New Lei

RUB  Russian Rouble

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	4,987,299	—	4,987,299
Residential Mortgage-Backed Securities — Agency	—	310,644	—	310,644
Residential Mortgage-Backed Securities — Non-Agency	—	1,342,048	469,320	1,811,368
Asset-Backed Securities — Non-Agency	—	608,050	903,660	1,511,710
Inflation-Indexed Bonds	—	685,110	—	685,110
U.S. Treasury Obligations	1,363,584	—	—	1,363,584
Foreign Government Obligations	—	4,306,311	—	4,306,311
Treasury Bills	3,681,996	—	—	3,681,996
Options Purchased Puts	—	4,989	—	4,989
Investments measured at net asset value
Money Market Funds	—	—	—	4,743,183
Total Investments	5,045,580	12,244,451	1,372,980	23,406,194
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	76,055	—	76,055
Futures Contracts	92,370	—	—	92,370
Swap Contracts	—	75,584	—	75,584
Liabilities
Forward Foreign Currency Exchange Contracts	—	(177,206)	—	(177,206)
Futures Contracts	(27,367)	—	—	(27,367)
Swap Contracts	—	(269,020)	—	(269,020)
Total	5,110,583	11,949,864	1,372,980	23,176,610

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of October 31, 2015	683,944	927,636	1,611,580
Increase (decrease) in accrued discounts/premiums	—	—	—
Realized gain (loss)	—	78	78
Change in unrealized appreciation (depreciation)(a)	2,447	962	3,409
Sales	(217,071)	(125,007)	(342,078)
Purchases	—	99,991	99,991
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of April 30, 2016	469,320	903,660	1,372,980

(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2016 was $3,409, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $2,447 and Asset-Backed Securities — Non-Agency of $962.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $18,325,102)	$18,658,022
Affiliated issuers (identified cost $4,743,183)	4,743,183
Options purchased (identified cost $43,578)	4,989
Total investments (identified cost $23,111,863)	23,406,194
Foreign currency (identified cost $7,251)	7,233
Margin deposits	177,884
Unrealized appreciation on forward foreign currency exchange contracts	76,055
Unrealized appreciation on swap contracts	42,861
Receivable for:
Investments sold	49,183
Dividends	1,291
Interest	157,547
Variation margin	21,244
Expense reimbursement due from Investment Manager	739
Trustees' deferred compensation plan	2,111
Other assets	17,628
Total assets	23,959,970
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	177,206
Unrealized depreciation on swap contracts	6,712
Premiums received on outstanding swap contracts	136,696
Payable for:
Investments purchased	10,494
Variation margin	32,433
Investment management fees	431
Transfer agent fees	6
Chief compliance officer expenses	3
Audit fees	20,601
Other expenses	24,210
Trustees' deferred compensation plan	2,111
Total liabilities	410,903
Net assets applicable to outstanding capital stock	$23,549,067
Represented by
Paid-in capital	$24,400,984
Undistributed net investment income	609,735
Accumulated net realized loss	(1,533,428)
Unrealized appreciation (depreciation) on:
Investments	332,920
Foreign currency translations	7,029
Forward foreign currency exchange contracts	(101,151)
Futures contracts	65,003
Options purchased	(38,589)
Swap contracts	(193,436)
Total — representing net assets applicable to outstanding capital stock	$23,549,067

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A
Net assets	$25,536
Shares outstanding	2,755
Net asset value per share	$9.27
Maximum offering price per share(a)	$9.73
Class C
Net assets	$9,221
Shares outstanding	1,000
Net asset value per share	$9.22
Class I
Net assets	$23,477,155
Shares outstanding	2,523,815
Net asset value per share	$9.30
Class R4
Net assets	$9,291
Shares outstanding	1,000
Net asset value per share	$9.29
Class R5
Net assets	$9,299
Shares outstanding	1,000
Net asset value per share	$9.30
Class W
Net assets	$9,274
Shares outstanding	1,000
Net asset value per share	$9.27
Class Z
Net assets	$9,291
Shares outstanding	1,000
Net asset value per share	$9.29

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$5,377
Interest	328,177
Total income	333,554
Expenses:
Investment management fees	78,072
Distribution and/or service fees
Class A	32
Class C	46
Class W	11
Transfer agent fees
Class A	46
Class C	18
Class R4	18
Class R5	2
Class W	18
Class Z	18
Compensation of board members	8,000
Custodian fees	9,559
Printing and postage fees	8,610
Registration fees	46,123
Audit fees	18,107
Legal fees	293
Offering costs	53,582
Chief compliance officer expenses	5
Other	3,670
Total expenses	226,230
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(138,782)
Total net expenses	87,448
Net investment income	246,106
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(412,834)
Foreign currency translations	(21,631)
Forward foreign currency exchange contracts	(611,989)
Futures contracts	(211,491)
Swap contracts	(42,821)
Net realized loss	(1,300,766)
Net change in unrealized appreciation (depreciation) on:
Investments	460,992
Foreign currency translations	9,603
Forward foreign currency exchange contracts	316,247
Futures contracts	60,810
Options purchased	(30,709)
Swap contracts	(90,700)
Net change in unrealized appreciation	726,243
Net realized and unrealized loss	(574,523)
Net decrease in net assets from operations	$(328,417)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015(a)
Operations
Net investment income	$246,106	$137,625
Net realized loss	(1,300,766)	(887,630)
Net change in unrealized appreciation (depreciation)	726,243	(654,467)
Net decrease in net assets resulting from operations	(328,417)	(1,404,472)
Distributions to shareholders
Net investment income
Class A	(14)	—
Class I	(19,869)	—
Class R4	(7)	—
Class R5	(8)	—
Class W	(5)	—
Class Z	(7)	—
Total distributions to shareholders	(19,910)	—
Increase in net assets from capital stock activity	195,459	25,036,407
Total increase (decrease) in net assets	(152,868)	23,631,935
Net assets at beginning of period	23,701,935	70,000
Net assets at end of period	$23,549,067	$23,701,935
Undistributed net investment income	$609,735	$383,539

(a) Based on operations from June 30, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

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19

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	—	—	1,754	16,898
Distributions reinvested	1	7	—	—
Net increase	1	7	1,754	16,898
Class I shares
Subscriptions	18,600	175,590	2,502,020	25,019,509
Distributions reinvested	2,195	19,862	—	—
Net increase	20,795	195,452	2,502,020	25,019,509
Total net increase	20,796	195,459	2,503,774	25,036,407

(a) Based on operations from June 30, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

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20

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Class A	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.42		$10.00
Income from investment operations:
Net investment income	0.08		0.05
Net realized and unrealized loss	(0.22)		(0.63)
Total from investment operations	(0.14)		(0.58)
Less Distribution to shareholders:
Net investment income	(0.01)		—
Total distributions to shareholders	(0.01)		—
Net asset value, end of period	$9.27		$9.42
Total return	(1.54%)		(5.80%)
Ratios to average net assets(b)
Total gross expenses	2.55	%(c)	2.08	%(c)
Total net expenses(d)	1.15	%(c)	1.15	%(c)
Net investment income	1.72	%(c)	1.45	%(c)
Supplemental data
Net assets, end of period (in thousands)	$26		$26
Portfolio turnover	35%		91%

Notes to Financial Highlights

(a)  Based on operations from June 30, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Class C	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.40		$10.00
Income from investment operations:
Net investment income	0.04		0.02
Net realized and unrealized loss	(0.22)		(0.62)
Total from investment operations	(0.18)		(0.60)
Net asset value, end of period	$9.22		$9.40
Total return	(1.91%)		(6.00%)
Ratios to average net assets(b)
Total gross expenses	3.34	%(c)	2.91	%(c)
Total net expenses(d)	1.90	%(c)	1.90	%(c)
Net investment income	0.96	%(c)	0.53	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$9
Portfolio turnover	35%		91%

Notes to Financial Highlights

(a)  Based on operations from June 30, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Class I	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.44		$10.00
Income from investment operations:
Net investment income	0.10		0.05
Net realized and unrealized loss	(0.23)		(0.61)
Total from investment operations	(0.13)		(0.56)
Less Distribution to shareholders:
Net investment income	(0.01)		—
Total distributions to shareholders	(0.01)		—
Net asset value, end of period	$9.30		$9.44
Total return	(1.40%)		(5.60%)
Ratios to average net assets(b)
Total gross expenses	1.94	%(c)	1.53	%(c)
Total net expenses(d)	0.75	%(c)	0.75	%(c)
Net investment income	2.12	%(c)	1.70	%(c)
Supplemental data
Net assets, end of period (in thousands)	$23,477		$23,629
Portfolio turnover	35%		91%

Notes to Financial Highlights

(a)  Based on operations from June 30, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Class R4	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.44		$10.00
Income from investment operations:
Net investment income	0.09		0.05
Net realized and unrealized loss	(0.23)		(0.61)
Total from investment operations	(0.14)		(0.56)
Less Distribution to shareholders:
Net investment income	(0.01)		—
Total distributions to shareholders	(0.01)		—
Net asset value, end of period	$9.29		$9.44
Total return	(1.51%)		(5.60%)
Ratios to average net assets(b)
Total gross expenses	2.34	%(c)	1.91	%(c)
Total net expenses(d)	0.90	%(c)	0.90	%(c)
Net investment income	1.97	%(c)	1.55	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$9
Portfolio turnover	35%		91%

Notes to Financial Highlights

(a)  Based on operations from June 30, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.44		$10.00
Income from investment operations:
Net investment income	0.09		0.05
Net realized and unrealized loss	(0.22)		(0.61)
Total from investment operations	(0.13)		(0.56)
Less Distribution to shareholders:
Net investment income	(0.01)		—
Total distributions to shareholders	(0.01)		—
Net asset value, end of period	$9.30		$9.44
Total return	(1.40%)		(5.60%)
Ratios to average net assets(b)
Total gross expenses	1.99	%(c)	1.58	%(c)
Total net expenses(d)	0.80	%(c)	0.80	%(c)
Net investment income	2.06	%(c)	1.63	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$9
Portfolio turnover	35%		91%

Notes to Financial Highlights

(a)  Based on operations from June 30, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Class W	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.43		$10.00
Income from investment operations:
Net investment income	0.08		0.04
Net realized and unrealized loss	(0.23)		(0.61)
Total from investment operations	(0.15)		(0.57)
Less Distribution to shareholders:
Net investment income	(0.01)		—
Total distributions to shareholders	(0.01)		—
Net asset value, end of period	$9.27		$9.43
Total return	(1.64%)		(5.70%)
Ratios to average net assets(b)
Total gross expenses	2.59	%(c)	2.16	%(c)
Total net expenses(d)	1.15	%(c)	1.15	%(c)
Net investment income	1.71	%(c)	1.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$9
Portfolio turnover	35%		91%

Notes to Financial Highlights

(a)  Based on operations from June 30, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Class Z	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.44		$10.00
Income from investment operations:
Net investment income	0.09		0.05
Net realized and unrealized loss	(0.23)		(0.61)
Total from investment operations	(0.14)		(0.56)
Less Distribution to shareholders:
Net investment income	(0.01)		—
Total distributions to shareholders	(0.01)		—
Net asset value, end of period	$9.29		$9.44
Total return	(1.51%)		(5.60%)
Ratios to average net assets(b)
Total gross expenses	2.34	%(c)	1.91	%(c)
Total net expenses(d)	0.90	%(c)	0.90	%(c)
Net investment income	1.96	%(c)	1.54	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$9
Portfolio turnover	35%		91%

Notes to Financial Highlights

(a)  Based on operations from June 30, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia Global Unconstrained Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar

Semiannual Report 2016
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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange (NYSE).

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the

Semiannual Report 2016
29

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or

Semiannual Report 2016
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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

all of the Fund's securities, to shift investment exposure from one currency to another and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage the portfolio's interest rate risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option

Semiannual Report 2016
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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure, to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a single issuer of debt securities. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference

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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Columbia Management Investment Advisers, LLC (the Investment Manager).

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received

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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	75,584	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	76,055
Interest rate risk	Net assets — unrealized appreciation on futures contracts	92,370	*
Interest rate risk	Investments, at value — Options purchased	4,989
Total		248,998
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Premiums received on outstanding swap contracts	136,696
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	177,206
Interest rate risk	Net assets — unrealized depreciation on futures contracts	27,367	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	269,020	*
Total		610,289

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	—	29,537	29,537
Foreign exchange risk	(611,989)	—	—	—	—	(611,989)
Interest rate risk	—	(211,491)	—	—	(72,358)	(283,849)
Total	(611,989)	(211,491)	—	—	(42,821)	(866,301)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	—	99,464	99,464
Foreign exchange risk	316,247	—	—	—	—	316,247
Interest rate risk	—	60,810	—	(30,709)	(190,164)	(160,063)
Total	316,247	60,810	—	(30,709)	(90,700)	255,648

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2016:

Derivative Instrument	Average notional amounts($)*
Futures contracts — Long	16,130,218
Futures contracts — Short	25,727,330
Credit default swap contracts — buy protection	2,203,500
Credit default swap contracts — sell protection	10,190,000
Derivative Instrument	Average market value($)*
Options contracts — Purchased	9,290
Derivative Instrument	Average unrealized appreciation($)*	Average unrealized depreciation($)*
Forward foreign currency exchange contracts	97,483	(232,042)
Interest rate swap contracts	—	(164,753)

*Based on the ending quarterly outstanding amounts for the six months ended April 30, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and

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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The

Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2016:

	Barclays ($)	Citi ($)	Credit Suisse ($)	Deutsche Bank ($)	HSBC ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley International ($)	Standard Chartered ($)	State Street ($)	Total ($)
Assets
Forward foreign currency exchange contracts	1,051	58,553	—	—	169	—	—	—	15,929	353	76,055
Options purchased puts	4,989	—	—	—	—	—	—	—	—	—	4,989
Total Assets	6,040	58,553	—	—	169	—	—	—	15,929	353	81,044
Liabilities
Centrally cleared credit default swap contracts(b)	—	—	—	—	—		13,999	—	—	—	13,999
Centrally cleared interest rate swap contracts(b)	—	—	—	—	—		6,654	—	—	—	6,654
Forward foreign currency exchange contracts	104,550	20,564	259	2,546	25,473	—	—	63	23,751	—	177,206
OTC credit default swap contracts(c)	—	—	—	—	—	93,835	—	—	—	—	93,835
OTC interest rate swap contracts(c)	6,712	—	—	—	—	—	—	—	—	—	6,712
Total Liabilities	111,262	20,564	259	2,546	25,473	93,835	20,653	63	23,751	—	298,406
Total Financial and Derivative Net Assets	(105,222)	37,989	(259)	(2,546)	(25,304)	(93,835)	(20,653)	(63)	(7,822)	353	(217,362)
Total collateral received (pledged)(e)	—	—	—	—	—	—	(20,653)	—	—	—	(20,653)
Net Amount(d)	(105,222)	37,989	(259)	(2,546)	(25,304)	(93,835)	—	(63)	(7,822)	353	(196,709)

(a) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(c) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(e) Represents the net amount due from/(to) counterparties in the event of default.
Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.67% to 0.44% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.67% of the Fund's average daily net assets.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the "Global" business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

Semiannual Report 2016
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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial, Inc. (Ameriprise Financial) and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Subadvisory Agreement

The Fund's Board has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of April 30, 2016, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.

Offering Costs

Offering costs were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class R5 shares. Class I shares do not pay transfer agency fees.

For the six months ended April 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.36%
Class C	0.39
Class R4	0.39
Class R5	0.05
Class W	0.40
Class Z	0.39

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For

Semiannual Report 2016
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COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C and Class W shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $0 for Class A, and $0 for Class C shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Contractual Expense Cap through February 28, 2017
Class A	1.15%
Class C	1.90
Class I	0.75
Class R4	0.90
Class R5	0.80
Class W	1.15
Class Z	0.90

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/
reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $23,112,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$394,000
Unrealized depreciation	(100.000)
Net unrealized appreciation	$294,000

The following capital loss carryforwards, determined as of October 31, 2015, may be available to reduce taxable

Semiannual Report 2016
39

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	110,099
No expiration — long-term	133,087
Total	243,186

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,807,775 and $9,879,437, respectively, for the six months ended April 30, 2016, of which $614,434 and $607,029, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, affiliated shareholders of record owned 99.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Semiannual Report 2016
40

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution

Semiannual Report 2016
41

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
42

COLUMBIA GLOBAL UNCONSTRAINED BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
43

Columbia Global Unconstrained Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR267_10_F01_(06/16)

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA NEW YORK TAX-EXEMPT FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $464 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 3rd largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2016. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

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Update your subscriptions at any time by accessing the email subscription center.

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Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA NEW YORK TAX-EXEMPT FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	15
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	26
Important Information About This Report	33

Semiannual Report 2016

COLUMBIA NEW YORK TAX-EXEMPT FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia New York Tax-Exempt Fund (the Fund) Class A shares returned 3.96% excluding sales charges for the six-months that ended April 30, 2016. The Fund's Class Z shares returned 3.95% for the same time period.

■  By comparison, the Fund's benchmarks, the Barclays New York Municipal Bond Index and the broader Barclays Municipal Bond Index, returned 3.49% and 3.55%, respectively, for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	09/26/86
Excluding sales charges		3.96	5.68	6.04	5.00
Including sales charges		0.86	2.54	5.41	4.68
Class B	08/04/92
Excluding sales charges		3.57	5.03	5.25	4.21
Including sales charges		-1.43	0.03	4.92	4.21
Class C	08/01/97
Excluding sales charges		3.73	5.35	5.57	4.53
Including sales charges		2.73	4.35	5.57	4.53
Class R4*	03/19/13	4.09	6.09	6.21	5.08
Class R5*	11/08/12	3.98	6.00	6.22	5.09
Class Z*	09/01/11	3.95	5.95	6.26	5.10
Barclays New York Municipal Bond Index		3.49	5.46	5.14	4.91
Barclays Municipal Bond Index		3.55	5.29	5.37	4.94

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays New York Municipal Bond Index is a market-capitalization-weighted index of New York investment grade bonds with maturity of one year or more.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Catherine Stienstra

Quality Breakdown (%) (at April 30, 2016)
AAA rating	2.7
AA rating	36.1
A rating	39.0
BBB rating	14.1
BB rating	1.2
Not rated	6.9
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2016
4

COLUMBIA NEW YORK TAX-EXEMPT FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,039.60	1,020.93	4.01	3.97	0.79
Class B	1,000.00	1,000.00	1,035.70	1,017.21	7.79	7.72	1.54
Class C	1,000.00	1,000.00	1,037.30	1,018.70	6.28	6.22	1.24
Class R4	1,000.00	1,000.00	1,040.90	1,022.18	2.74	2.72	0.54
Class R5	1,000.00	1,000.00	1,039.80	1,022.38	2.54	2.51	0.50
Class Z	1,000.00	1,000.00	1,039.50	1,022.18	2.74	2.72	0.54

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 94.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIR TRANSPORTATION 2.1%
New York City Industrial Development Agency Refunding Revenue Bonds Trips Obligated Group Senior Series 2012A AMT(a) 07/01/28	5.000%	2,000,000	2,205,980
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010 12/01/42	6.000%	2,000,000	2,347,340
Total			4,553,320
HEALTH SERVICES 0.8%
New York State Dormitory Authority Refunding Revenue Bonds Icahn School of Medicine at Mount Sinai Series 2015 07/01/40	5.000%	1,500,000	1,741,545
HIGHER EDUCATION 10.2%
Albany Capital Resource Corp. Refunding Revenue Bonds Albany College of Pharmacy & Health Services Series 2014 12/01/33	5.000%	125,000	145,344
Build NYC Resource Corp. Refunding Revenue Bonds City University of New York-Queens Series 2014A 06/01/43	5.000%	1,000,000	1,143,450
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A 07/01/21	5.000%	675,000	799,524
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012 09/01/25	5.000%	295,000	353,519
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A 03/01/26	4.750%	1,210,000	1,312,971
New York State Dormitory Authority Refunding Revenue Bonds New School Series 2015A 07/01/50	5.000%	1,500,000	1,704,150

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pratt Institute Series 2015A 07/01/44	5.000%	1,000,000	1,133,110
St. John's University Series 2015A 07/01/37	5.000%	1,000,000	1,165,400
Revenue Bonds Consolidated City University System 5th General Resolution Series 2008B 07/01/27	5.000%	1,000,000	1,090,140
Cornell University Series 2006A 07/01/31	5.000%	1,000,000	1,007,820
Manhattan Marymount College Series 2009 07/01/29	5.250%	1,500,000	1,650,060
Pratt Institute Series 2009C (AGM) 07/01/39	5.125%	1,000,000	1,105,820
St. John's University Series 2007C (NPFGC) 07/01/26	5.250%	1,205,000	1,573,537
Series 2012A 07/01/27	5.000%	240,000	282,828
State University Dormitory Facilities Series 2011A 07/01/31	5.000%	1,000,000	1,168,660
Teacher's College Series 2009 03/01/39	5.500%	500,000	557,975
The New School Series 2010 07/01/40	5.500%	1,500,000	1,744,740
New York State Dormitory Authority(b) Refunding Revenue Bonds Series 2016A 07/01/41	5.000%	500,000	595,170
Niagara Area Development Corp. Revenue Bonds Niagara University Project Series 2012A 05/01/35	5.000%	500,000	559,245
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007 10/01/27	5.000%	750,000	783,975
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007 07/01/31	5.000%	1,000,000	1,043,310

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009 07/01/39	5.750%	1,000,000	1,113,870
Total			22,034,618
HOSPITAL 11.6%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds Catholic Health System Series 2015 07/01/40	5.000%	1,000,000	1,143,770
Build NYC Resource Corp. Refunding Revenue Bonds New York Methodist Hospital Project Series 2014 07/01/29	5.000%	225,000	262,177
07/01/30	5.000%	180,000	208,812
Dutchess County Local Development Corp. Revenue Bonds Series 2014A 07/01/44	5.000%	1,000,000	1,128,500
Monroe County Industrial Development Corp. Refunding Revenue Bonds Rochester General Hospital Series 2013A 12/01/32	5.000%	1,350,000	1,531,008
Revenue Bonds Unity Hospital-Rochester Project Series 2010 (FHA) 08/15/35	5.750%	2,000,000	2,370,620
Nassau County Local Economic Assistance Corp. Revenue Bonds Catholic Health Services-Long Island Series 2014 07/01/32	5.000%	750,000	863,250
New York State Dormitory Authority Refunding Revenue Bonds NYU Hospitals Center Series 2014 07/01/36	5.000%	1,000,000	1,164,430
North Shore — Long Island Jewish Obligation Group Series 2015A 05/01/37	5.000%	2,000,000	2,320,460
Revenue Bonds Mount Sinai Hospital Series 2010A 07/01/26	5.000%	2,275,000	2,602,782
Series 2011A 07/01/41	5.000%	2,000,000	2,215,500
New York Hospital Medical Center Queens Series 2007 (FHA) 02/15/37	4.750%	975,000	1,002,427

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York University Hospital Center Series 2011A 07/01/31	5.750%	800,000	925,224
Orange Regional Medical Center Series 2008 12/01/29	6.125%	900,000	984,591
University of Rochester Series 2009A 07/01/39	5.125%	1,000,000	1,121,970
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B 12/01/32	5.250%	500,000	527,780
Suffolk County Economic Development Corp. Unrefunded Revenue Bonds Catholic Health Services Series 2011 07/01/28	5.000%	2,990,000	3,365,155
Westchester County Healthcare Corp. Unrefunded Revenue Bonds Senior Lien Series 2010C-2 11/01/37	6.125%	205,000	234,973
Westchester County Local Development Corp. Refunding Revenue Bonds Westchester Medical Center Series 2016 11/01/37	3.750%	1,000,000	1,006,370
Total			24,979,799
HUMAN SERVICE PROVIDER 0.5%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010 10/01/30	6.000%	1,000,000	1,050,100
INDEPENDENT POWER 0.4%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT(a) 01/01/23	5.500%	780,000	780,265
LOCAL APPROPRIATION 1.1%
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities-Westchester Series 1998(c) 08/01/19	0.000%	1,200,000	1,156,512

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk County Judicial Facilities Agency Revenue Bonds H. Lee Dennison Building Series 2013 11/01/25	5.000%	1,000,000	1,165,390
Total			2,321,902
LOCAL GENERAL OBLIGATION 4.0%
City of New York Subordinated Unlimited General Obligation Bonds Series 2009I-1 04/01/27	5.125%	1,500,000	1,683,420
Unlimited General Obligation Refunding Bonds Fiscal 2015 Series 2014A 08/01/31	5.000%	500,000	605,985
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT(a) 11/01/36	5.000%	1,750,000	1,910,615
County of Erie Limited General Obligation Bonds Public Improvement Series 2015A 09/15/28	5.000%	275,000	336,982
County of Nassau Limited General Obligation Refunding Bonds Series 2016A 01/01/38	5.000%	1,000,000	1,165,880
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC) 02/15/19	6.200%	1,005,000	1,148,343
New York State Dormitory Authority Revenue Bonds School Districts Bond Financing Series 2013F 10/01/21	5.000%	1,000,000	1,194,390
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012 04/15/24	5.000%	500,000	627,800
Total			8,673,415
MULTI-FAMILY 2.0%
Housing Development Corp. Revenue Bonds Gateway Apartments Series 2009A 09/15/25	4.500%	165,000	178,402
Series 2009C-1 11/01/34	5.500%	500,000	543,070

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009M 11/01/45	5.150%	1,250,000	1,306,175
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011 12/01/41	5.250%	1,945,000	2,281,582
Total			4,309,229
MUNICIPAL POWER 3.7%
Long Island Power Authority Refunding Revenue Bonds Series 2014A 09/01/44	5.000%	1,000,000	1,155,320
Revenue Bonds Electric System General Purpose Series 2015B 09/01/23	5.000%	735,000	901,286
09/01/26	5.000%	1,030,000	1,277,468
09/01/45	5.000%	1,380,000	1,609,411
Series 2009A 04/01/23	5.000%	750,000	817,118
Series 2012A 09/01/37	5.000%	2,000,000	2,325,740
Total			8,086,343
NURSING HOME 0.3%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007 01/01/40	5.200%	620,000	629,678
OTHER INDUSTRIAL DEVELOPMENT BOND 2.4%
New York Liberty Development Corp. Revenue Bonds Goldman Sachs Headquarters Series 2007 10/01/37	5.500%	2,000,000	2,624,440
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT(a) 03/01/24	5.750%	2,000,000	2,558,900
Total			5,183,340
POOL / BOND BANK 1.6%
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C (AGM) 10/01/36	5.125%	1,000,000	1,132,560

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Environmental Facilities Corp. Revenue Bonds Series 2009A 06/15/34	5.000%	2,000,000	2,255,100
Total			3,387,660
PORTS 5.4%
Port Authority of New York & New Jersey Revenue Bonds Consolidated 85th Series 1993 03/01/28	5.375%	2,000,000	2,534,980
Consolidated 93rd Series 1994 06/01/94	6.125%	2,250,000	2,862,833
Port Authority of New York & New Jersey(a) Refunding Revenue Bonds 193rd Series 2015 AMT 10/15/35	5.000%	3,135,000	3,676,289
Consolidated 186th Series 2014 AMT 10/15/44	5.000%	1,000,000	1,139,640
Revenue Bonds Consolidated 143rd Series 2006 (AGM) AMT 10/01/21	5.000%	1,000,000	1,005,620
Consolidated 147th Series 2007 (NPFGC) AMT 10/15/26	5.000%	500,000	517,785
Total			11,737,147
PREP SCHOOL 2.5%
Build NYC Resource Corp. Refunding Revenue Bonds Series 2015 06/01/33	5.000%	500,000	588,160
06/01/35	5.000%	700,000	816,690
Revenue Bonds Bronx Charter School for Excellence Series 2013 04/01/33	5.000%	1,000,000	1,071,780
International Leadership Charter School Series 2013 07/01/33	5.750%	1,500,000	1,496,625
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM) 11/01/35	5.625%	750,000	892,275

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rensselaer County Industrial Development Agency Refunding Revenue Bonds Emma Willard School Project Series 2015A 01/01/36	5.000%	500,000	572,555
Total			5,438,085
RECREATION 2.9%
Build NYC Resource Corp. Refunding Revenue Bonds YMCA of Greater New York Project Series 2015 08/01/40	5.000%	900,000	1,027,296
Revenue Bonds YMCA of Greater NY Project Series 2012 08/01/32	5.000%	500,000	566,995
New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC) 01/01/24	5.000%	500,000	511,550
Pilot-Yankee Stadium Series 2009 (AGM) 03/01/49	7.000%	250,000	290,695
New York City Trust for Cultural Resources Refunding Revenue Bonds American Museum of Natural History Series 2014S 07/01/41	5.000%	2,000,000	2,322,520
Museum of Modern Art Series 2008-1A 04/01/31	5.000%	750,000	818,730
Revenue Bonds Lincoln Center Series 2008C 12/01/18	5.250%	750,000	832,035
Total			6,369,821
REFUNDED / ESCROWED 8.5%
Albany Industrial Development Agency Prerefunded 11/15/17 Revenue Bonds St. Peters Hospital Project Series 2008A 11/15/27	5.250%	1,000,000	1,070,810
Great Neck North Water Authority Prerefunded 01/01/18 Revenue Bonds Series 2008 01/01/33	5.000%	690,000	739,714
Long Island Power Authority Prerefunded 05/01/19 Revenue Bonds Series 2008A 05/01/33	6.000%	1,000,000	1,151,430

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority Prerefunded 11/15/18 Revenue Bonds Series 2009A 11/15/26	5.300%	700,000	780,878
Nassau County Interim Finance Authority Prerefunded 05/15/19 Revenue Bonds Sales Tax Secured Series 2009 11/15/24	5.000%	235,000	264,514
New York State Dormitory Authority Prerefunded 01/01/17 Revenue Bonds University of Rochester Series 2007B 07/01/27	5.000%	1,000,000	1,029,400
Prerefunded 05/01/17 Revenue Bonds North Shore-Long Island Jewish Obligation Group Series 2007A 05/01/32	5.000%	1,000,000	1,044,010
Prerefunded 05/01/19 Revenue Bonds North Shore-Long Island Jewish Obligation Group Series 2009A 05/01/37	5.500%	2,000,000	2,277,760
Prerefunded 07/01/17 Revenue Bonds New York University Hospital Center Series 2007B 07/01/24	5.250%	590,000	615,848
Prerefunded 07/01/18 Revenue Bonds Rochester Institute of Technology Series 2008A 07/01/33	6.000%	1,000,000	1,112,430
Prerefunded 07/01/19 Revenue Bonds Mount Sinai School of Medicine Series 2009 07/01/39	5.125%	1,000,000	1,128,140
Prerefunded 08/15/16 Revenue Bonds Kaleida Health Series 2006 (FHA) 02/15/35	4.700%	1,000,000	1,012,220
Onondaga Civic Development Corp. Prerefunded 07/01/19 Revenue Bonds St. Joseph's Hospital Health Center Project Series 2014 07/01/31	5.125%	1,000,000	1,132,160
Suffolk County Economic Development Corp. Prerefunded 07/01/21 Revenue Bonds Catholic Health Services Series 2011 07/01/28	5.000%	510,000	609,731
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B 01/01/30	5.500%	1,800,000	2,239,938

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Healthcare Corp. Prerefunded 11/01/20 Revenue Bonds Senior Lien Series 2010C 11/01/37	6.125%	1,645,000	2,014,944
Total			18,223,927
RESOURCE RECOVERY 1.3%
Build NYC Resource Corp. Refunding Revenue Bonds Pratt Paper, Inc. Project Series 2014 AMT(a)(d) 01/01/35	5.000%	750,000	814,140
Jefferson County Industrial Development Agency Revenue Bonds Green Bonds Series 2014 AMT(a) 01/01/24	5.250%	2,000,000	1,978,120
Total			2,792,260
RETIREMENT COMMUNITIES 3.9%
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012 07/01/29	5.000%	1,000,000	1,070,380
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010 12/01/40	6.000%	1,225,000	1,382,535
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006 11/01/28	5.000%	1,335,000	1,351,808
Tompkins County Development Corp. Refunding Revenue Bonds Kendal at Ithaca, Inc. Project Series 2014 07/01/44	5.000%	1,800,000	1,989,036
Ulster County Capital Resource Corp. Refunding Revenue Bonds Alliance Senior Living Co. Series 2014A(d)(e) 09/15/44	0.000%	1,100,000	871,134
Ulster County Industrial Development Agency Revenue Bonds Series 2007A 09/15/42	6.000%	1,750,000	1,778,735
Total			8,443,628

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SALES TAX —%
Nassau County Interim Finance Authority Unrefunded Revenue Bonds Sales Tax Secured Series 2009 11/15/24	5.000%	15,000	16,756
SINGLE FAMILY 1.0%
State of New York Mortgage Agency Refunding Revenue Bonds Series 2016-195 10/01/46	4.000%	1,900,000	2,076,548
SPECIAL NON PROPERTY TAX 7.7%
Metropolitan Transportation Authority Revenue Bonds Series 2009B 11/15/34	5.000%	1,000,000	1,143,420
Metropolitan Transportation Authority(c) Refunding Revenue Bonds Series 2012A 11/15/32	0.000%	2,500,000	1,536,500
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-3 01/15/22	5.000%	1,000,000	1,116,580
Series 2009S-5 01/15/32	5.000%	1,000,000	1,102,300
Series 2016S-1 07/15/40	4.000%	3,000,000	3,251,010
New York City Transitional Finance Authority Future Tax Secured Subordinated Revenue Bonds Series 2016F-3 02/01/34	4.000%	2,000,000	2,230,700
Unrefunded Revenue Bonds Future Tax Secured Subordinated Series 2007 11/01/26	5.000%	345,000	359,235
New York City Transitional Finance Authority Refunded Revenue Bonds Future Tax Secured Subordinated Series 2012B 11/01/30	5.000%	500,000	607,105
New York Convention Center Development Corp. Refunding Revenue Bonds Hotel Unit Fee Secured Series 2015 11/15/45	5.000%	1,500,000	1,758,240

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority Revenue Bonds Education Series 2008B 03/15/36	5.750%	500,000	570,110
Series 2009A 03/15/28	5.000%	1,545,000	1,716,788
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2009A-1 04/01/29	5.000%	1,000,000	1,111,850
Total			16,503,838
STATE APPROPRIATED 2.6%
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2011A 05/01/32	5.250%	1,000,000	1,164,440
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd Generation Series 1993A 07/01/20	6.000%	2,000,000	2,323,800
NYSARC, Inc. Series 2012A 07/01/22	5.000%	890,000	1,070,937
State University Educational Facilities Series 2000C (AGM) 05/15/17	5.750%	1,000,000	1,053,410
Total			5,612,587
STUDENT LOAN —%
State of New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009 11/01/26	4.750%	75,000	80,235
TOBACCO 0.5%
Chautauqua Tobacco Asset Securitization Corp. Refunding Revenue Bonds Series 2014 06/01/34	5.000%	1,000,000	1,064,860
TRANSPORTATION 7.6%
Metropolitan Transportation Authority Refunding Revenue Bonds Series 2015F 11/15/33	5.000%	2,500,000	3,034,850
Revenue Bonds Green Bonds Series 2016A-1 11/15/41	5.000%	1,000,000	1,185,670

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005B (AMBAC) 11/15/23	5.250%	1,250,000	1,570,013
Series 2011D 11/15/36	5.000%	1,000,000	1,170,290
Series 2012E 11/15/31	5.000%	2,000,000	2,392,780
Transportation Series 2010D 11/15/34	5.000%	1,350,000	1,565,757
Series 2014B 11/15/44	5.000%	2,000,000	2,305,600
Series 2015B 11/15/40	5.000%	1,675,000	1,966,148
Transportation Program Subordinated Series 2015A-1 11/15/45	5.000%	1,000,000	1,166,870
Total			16,357,978
TURNPIKE / BRIDGE / TOLL ROAD 4.4%
New York State Thruway Authority Revenue Bonds General Series 2012I 01/01/32	5.000%	2,000,000	2,347,120
Series 2014J 01/01/41	5.000%	3,000,000	3,434,880
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Purpose Series 2016A 11/15/41	5.000%	3,000,000	3,618,120
Total			9,400,120
WATER & SEWER 5.8%
New York City Water & Sewer System Refunding Revenue Bonds 2nd General Resolution Series 2015 06/15/46	5.000%	1,000,000	1,182,280
Series 2016 06/15/33	4.000%	1,570,000	1,776,031
Series 2011AA 06/15/44	5.000%	1,000,000	1,156,730

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A 06/15/32	4.500%	1,000,000	1,187,790
Revenue Bonds Fiscal 2009 Series 2008A 06/15/40	5.750%	1,000,000	1,104,730
Series 2008CC 06/15/34	5.000%	3,500,000	3,808,140
Series 2009EE 06/15/40	5.250%	500,000	562,500
Niagara Falls Public Water Authority Revenue Bonds Series 2013A 07/15/29	5.000%	1,000,000	1,178,330
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008 09/01/38	5.250%	535,000	558,888
Total			12,515,419
Total Municipal Bonds (Cost: $186,282,189)			204,364,423

Money Market Funds 5.7%

	Shares	Value ($)
Dreyfus New York Municipal Cash Management, Institutional Shares, 0.090%(f)	1,004,890	1,004,890
JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.110%(f)	11,314,132	11,314,132
Total Money Market Funds (Cost: $12,319,022)		12,319,022
Total Investments (Cost: $198,601,211)		216,683,445
Other Assets & Liabilities, Net		(1,179,518)
Net Assets		215,503,927

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)  Zero coupon bond.

(d)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

guidelines established by the Fund's Board of Trustees. At April 30, 2016, the value of these securities amounted to $1,685,274 or 0.78% of net assets.

(e)  Variable rate security.

(f)  The rate shown is the seven-day current annualized yield at April 30, 2016.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FHA  Federal Housing Authority

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	204,364,423	—	204,364,423
Money Market Funds	12,319,022	—	—	12,319,022
Total Investments	12,319,022	204,364,423	—	216,683,445

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA NEW YORK TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $198,601,211)	$216,683,445
Receivable for:
Capital shares sold	659,353
Interest	2,791,065
Expense reimbursement due from Investment Manager	532
Prepaid expenses	348
Trustees' deferred compensation plan	33,281
Other assets	7,872
Total assets	220,175,896
Liabilities
Payable for:
Investments purchased	3,273,963
Investments purchased on a delayed delivery basis	596,630
Capital shares purchased	159,027
Dividend distributions to shareholders	538,245
Investment management fees	2,759
Distribution and/or service fees	1,628
Transfer agent fees	23,763
Chief compliance officer expenses	4
Other expenses	42,669
Trustees' deferred compensation plan	33,281
Total liabilities	4,671,969
Net assets applicable to outstanding capital stock	$215,503,927
Represented by
Paid-in capital	$197,168,251
Undistributed net investment income	476,150
Accumulated net realized loss	(222,708)
Unrealized appreciation (depreciation) on:
Investments	18,082,234
Total — representing net assets applicable to outstanding capital stock	$215,503,927

The accompanying Notes to Financial Statements are an integral part of this statement.

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15

COLUMBIA NEW YORK TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A
Net assets	$168,342,107
Shares outstanding	22,011,586
Net asset value per share	$7.65
Maximum offering price per share(a)	$7.89
Class B
Net assets	$204,700
Shares outstanding	26,772
Net asset value per share	$7.65
Class C
Net assets	$24,972,661
Shares outstanding	3,266,475
Net asset value per share	$7.65
Class R4
Net assets	$62,561
Shares outstanding	8,193
Net asset value per share	$7.64
Class R5
Net assets	$10,555
Shares outstanding	1,384
Net asset value per share(b)	$7.62
Class Z
Net assets	$21,911,343
Shares outstanding	2,867,417
Net asset value per share	$7.64

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA NEW YORK TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income
Income:
Dividends	$475
Interest	4,101,258
Total income	4,101,733
Expenses:
Investment management fees	462,124
Distribution and/or service fees
Class A	194,943
Class B	1,123
Class C	107,501
Transfer agent fees
Class A	97,322
Class B	141
Class C	13,410
Class R4	30
Class R5	3
Class Z	11,789
Compensation of board members	9,405
Custodian fees	1,264
Printing and postage fees	13,028
Registration fees	16,205
Audit fees	12,333
Legal fees	2,628
Chief compliance officer expenses	45
Other	6,401
Total expenses	949,695
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(115,481)
Fees waived by Distributor — Class C	(32,231)
Total net expenses	801,983
Net investment income	3,299,750
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,877
Net realized gain	4,877
Net change in unrealized appreciation (depreciation) on:
Investments	4,205,219
Net change in unrealized appreciation	4,205,219
Net realized and unrealized gain	4,210,096
Net increase in net assets resulting from operations	$7,509,846

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA NEW YORK TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations
Net investment income	$3,299,750	$6,343,091
Net realized gain	4,877	874,657
Net change in unrealized appreciation (depreciation)	4,205,219	(1,224,141)
Net increase in net assets resulting from operations	7,509,846	5,993,607
Distributions to shareholders
Net investment income
Class A	(2,595,361)	(5,173,050)
Class B	(2,891)	(11,384)
Class C	(308,743)	(551,126)
Class R4	(875)	(952)
Class R5	(188)	(419)
Class Z	(338,541)	(524,281)
Net realized gains
Class A	(373,161)	—
Class B	(655)	—
Class C	(48,551)	—
Class R4	(102)	—
Class R5	(26)	—
Class Z	(43,669)	—
Total distributions to shareholders	(3,712,763)	(6,261,212)
Increase in net assets from capital stock activity	27,961,599	5,775,081
Total increase in net assets	31,758,682	5,507,476
Net assets at beginning of period	183,745,245	178,237,769
Net assets at end of period	$215,503,927	$183,745,245
Undistributed net investment income	$476,150	$422,999

The accompanying Notes to Financial Statements are an integral part of this statement.

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18

COLUMBIA NEW YORK TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,000,193	22,729,034	1,767,847	13,247,616
Distributions reinvested	329,374	2,493,147	558,747	4,199,399
Redemptions	(928,901)	(7,029,962)	(2,281,061)	(17,080,939)
Net increase	2,400,666	18,192,219	45,533	366,076
Class B shares
Subscriptions	148	1,116	2,979	22,278
Distributions reinvested	202	1,522	703	5,288
Redemptions(a)	(13,389)	(100,475)	(50,972)	(383,533)
Net decrease	(13,039)	(97,837)	(47,290)	(355,967)
Class C shares
Subscriptions	843,317	6,386,830	651,175	4,887,351
Distributions reinvested	34,191	258,760	49,981	375,427
Redemptions	(166,253)	(1,257,998)	(352,860)	(2,645,278)
Net increase	711,255	5,387,592	348,296	2,617,500
Class R4 shares
Subscriptions	2,635	20,000	3,992	29,822
Distributions reinvested	101	764	75	557
Net increase	2,736	20,764	4,067	30,379
Class R5 shares
Subscriptions	—	—	3,995	30,000
Distributions reinvested	—	—	3	22
Redemptions	—	—	(3,998)	(29,808)
Net increase	—	—	—	214
Class Z shares
Subscriptions	662,120	5,018,290	957,842	7,168,126
Distributions reinvested	23,341	176,736	23,588	177,005
Redemptions	(97,359)	(736,165)	(561,449)	(4,228,252)
Net increase	588,102	4,458,861	419,981	3,116,879
Total net increase	3,689,720	27,961,599	770,587	5,775,081

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA NEW YORK TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$7.50		$7.51		$7.21		$7.76		$7.27		$7.34
Income from investment operations:
Net investment income	0.13		0.27		0.27		0.27		0.28		0.29
Net realized and unrealized gain (loss)	0.16		(0.01)		0.35		(0.51)		0.50		(0.06	)(a)
Total from investment operations	0.29		0.26		0.62		(0.24)		0.78		0.23
Less distributions to shareholders:
Net investment income	(0.12)		(0.27)		(0.27)		(0.27)		(0.28)		(0.29)
Net realized gains	(0.02)		—		(0.05)		(0.04)		(0.01)		(0.01)
Total distributions to shareholders	(0.14)		(0.27)		(0.32)		(0.31)		(0.29)		(0.30)
Net asset value, end of period	$7.65		$7.50		$7.51		$7.21		$7.76		$7.27
Total return	3.96%		3.46%		8.80%		(3.20%)		10.90%		3.40%
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)	0.92%		0.92%		0.91%		0.93%		1.02%
Total net expenses(d)	0.79	%(c)	0.78	%(e)	0.78	%(e)	0.78	%(e)	0.79	%(e)	0.82	%(e)
Net investment income	3.39	%(c)	3.60%		3.73%		3.57%		3.70%		4.04%
Supplemental data
Net assets, end of period (in thousands)	$168,342		$147,143		$147,024		$145,384		$177,945		$163,405
Portfolio turnover	4%		11%		11%		15%		24%		22%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA NEW YORK TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$7.50		$7.51		$7.21		$7.76		$7.27		$7.34
Income from investment operations:
Net investment income	0.10		0.21		0.22		0.21		0.22		0.24
Net realized and unrealized gain (loss)	0.17		(0.01)		0.34		(0.51)		0.50		(0.06	)(a)
Total from investment operations	0.27		0.20		0.56		(0.30)		0.72		0.18
Less distributions to shareholders:
Net investment income	(0.10)		(0.21)		(0.21)		(0.21)		(0.22)		(0.24)
Net realized gains	(0.02)		—		(0.05)		(0.04)		(0.01)		(0.01)
Total distributions to shareholders	(0.12)		(0.21)		(0.26)		(0.25)		(0.23)		(0.25)
Net asset value, end of period	$7.65		$7.50		$7.51		$7.21		$7.76		$7.27
Total return	3.57%		2.69%		7.99%		(3.93%)		10.08%		2.62%
Ratios to average net assets(b)
Total gross expenses	1.66	%(c)	1.67%		1.67%		1.66%		1.70%		1.87%
Total net expenses(d)	1.54	%(c)	1.53	%(e)	1.53	%(e)	1.53	%(e)	1.54	%(e)	1.60	%(e)
Net investment income	2.64	%(c)	2.85%		2.99%		2.80%		2.95%		3.38%
Supplemental data
Net assets, end of period (in thousands)	$205		$299		$654		$778		$1,390		$2,202
Portfolio turnover	4%		11%		11%		15%		24%		22%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA NEW YORK TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$7.50		$7.51		$7.21		$7.76		$7.27		$7.34
Income from investment operations:
Net investment income	0.11		0.24		0.24		0.23		0.25		0.26
Net realized and unrealized gain (loss)	0.17		(0.02)		0.35		(0.51)		0.50		(0.06	)(a)
Total from investment operations	0.28		0.22		0.59		(0.28)		0.75		0.20
Less distributions to shareholders:
Net investment income	(0.11)		(0.23)		(0.24)		(0.23)		(0.25)		(0.26)
Net realized gains	(0.02)		—		(0.05)		(0.04)		(0.01)		(0.01)
Total distributions to shareholders	(0.13)		(0.23)		(0.29)		(0.27)		(0.26)		(0.27)
Net asset value, end of period	$7.65		$7.50		$7.51		$7.21		$7.76		$7.27
Total return	3.73%		3.00%		8.32%		(3.64%)		10.41%		2.95%
Ratios to average net assets(b)
Total gross expenses	1.66	%(c)	1.67%		1.66%		1.66%		1.68%		1.82%
Total net expenses(d)	1.24	%(c)	1.23	%(e)	1.23	%(e)	1.23	%(e)	1.24	%(e)	1.28	%(e)
Net investment income	2.93	%(c)	3.15%		3.28%		3.12%		3.24%		3.64%
Supplemental data
Net assets, end of period (in thousands)	$24,973		$19,165		$16,578		$16,254		$20,240		$16,164
Portfolio turnover	4%		11%		11%		15%		24%		22%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA NEW YORK TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$7.49		$7.50		$7.20		$7.63
Income from investment operations:
Net investment income	0.14		0.29		0.29		0.18
Net realized and unrealized gain (loss)	0.16		(0.02)		0.35		(0.43)
Total from investment operations	0.30		0.27		0.64		(0.25)
Less distributions to shareholders:
Net investment income	(0.13)		(0.28)		(0.29)		(0.18)
Net realized gains	(0.02)		—		(0.05)		—
Total distributions to shareholders	(0.15)		(0.28)		(0.34)		(0.18)
Net asset value, end of period	$7.64		$7.49		$7.50		$7.20
Total return	4.09%		3.72%		9.09%		(3.35%)
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)	0.67%		0.65%		0.69	%(c)
Total net expenses(d)	0.54	%(c)	0.53	%(e)	0.53	%(e)	0.53	%(c)(e)
Net investment income	3.65	%(c)	3.86%		3.95%		3.88	%(c)
Supplemental data
Net assets, end of period (in thousands)	$63		$41		$10		$2
Portfolio turnover	4%		11%		11%		15%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA NEW YORK TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$7.48		$7.49	$7.20	$7.79
Income from investment operations:
Net investment income	0.14		0.29	0.29	0.28
Net realized and unrealized gain (loss)	0.15		(0.01)	0.34	(0.55)
Total from investment operations	0.29		0.28	0.63	(0.27)
Less distributions to shareholders:
Net investment income	(0.13)		(0.29)	(0.29)	(0.28)
Net realized gains	(0.02)		—	(0.05)	(0.04)
Total distributions to shareholders	(0.15)		(0.29)	(0.34)	(0.32)
Net asset value, end of period	$7.62		$7.48	$7.49	$7.20
Total return	3.98%		3.76%	8.98%	(3.52%)
Ratios to average net assets(b)
Total gross expenses	0.58	%(c)	0.58%	0.62%	0.62	%(c)
Total net expenses(d)	0.50	%(c)	0.49%	0.49%	0.50	%(c)
Net investment income	3.68	%(c)	3.89%	4.13%	3.85	%(c)
Supplemental data
Net assets, end of period (in thousands)	$11		$10	$10	$2
Portfolio turnover	4%		11%	11%	15%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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24

COLUMBIA NEW YORK TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$7.50		$7.51		$7.21		$7.76		$7.27		$7.25
Income from investment operations:
Net investment income	0.14		0.29		0.29		0.29		0.30		0.05
Net realized and unrealized gain (loss)	0.15		(0.02)		0.35		(0.51)		0.50		0.02
Total from investment operations	0.29		0.27		0.64		(0.22)		0.80		0.07
Less distributions to shareholders:
Net investment income	(0.13)		(0.28)		(0.29)		(0.29)		(0.30)		(0.05)
Net realized gains	(0.02)		—		(0.05)		(0.04)		(0.01)		—
Total distributions to shareholders	(0.15)		(0.28)		(0.34)		(0.33)		(0.31)		(0.05)
Net asset value, end of period	$7.64		$7.50		$7.51		$7.21		$7.76		$7.27
Total return	3.95%		3.72%		9.07%		(2.96%)		11.19%		0.96%
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)	0.67%		0.67%		0.65%		0.66%		0.61	%(c)
Total net expenses(d)	0.54	%(c)	0.53	%(e)	0.53	%(e)	0.53	%(e)	0.54	%(e)	0.52	%(c)
Net investment income	3.64	%(c)	3.85%		3.98%		3.86%		3.90%		4.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$21,911		$17,088		$13,961		$7,791		$995		$5
Portfolio turnover	4%		11%		11%		15%		24%		22%

Notes to Financial Highlights

(a)  Based on operations from September 1, 2011 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia New York Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

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COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and

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COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.47% of the Fund's average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $256,900, and the administrative services fee paid to the Investment Manager was $44,957.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended April 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class B	0.13
Class C	0.12
Class R4	0.12
Class R5	0.05
Class Z	0.12

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At April 30, 2016, the Fund's total potential future obligation

Semiannual Report 2016
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COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

over the life of the Guaranty is $37,580. The liability remaining at April 30, 2016 for non-recurring charges associated with the lease amounted to $20,767 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $93,475 for Class A, $0 for Class B and $1,851 for Class C shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2016 through February 28, 2017	Prior to March 1, 2016
Class A	0.81%	0.78%
Class B	1.56	1.53
Class C	1.56	1.53
Class R4	0.56	0.53
Class R5	0.51	0.49
Class Z	0.56	0.53

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

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COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $198,601,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$18,119,000
Unrealized depreciation	(37,000)
Net unrealized appreciation	$18,082,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $27,539,461 and $6,769,500, respectively, for the six months ended April 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, affiliated shareholders of record owned 32.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity

Semiannual Report 2016
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COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under

Semiannual Report 2016
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COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA NEW YORK TAX-EXEMPT FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
33

Columbia New York Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR205_10_F01_(06/16)

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA STRATEGIC INCOME FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $464 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 3rd largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2016. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	5
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	39
Statement of Operations	41
Statement of Changes in Net Assets	42
Financial Highlights	45
Notes to Financial Statements	55
Important Information About This Report	71

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Strategic Income Fund (the Fund) Class A shares returned 2.85% excluding sales charges for the six-month period that ended April 30, 2016.

■  The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.82% for the same time period.

■  During the same six-month period, the BofAML U.S. Cash Pay High Yield Constrained Index returned 2.29%, the Citi Non-U.S. World Government Bond (All Maturities) Index — Unhedged returned 9.52% and the JPMorgan Emerging Markets Bond Index — Global returned 5.56%.

Average Annual Total Returns (%) (for period ended April 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	04/21/77
Excluding sales charges		2.85	1.31	4.26	5.74
Including sales charges		-2.06	-3.51	3.24	5.22
Class B	05/15/92
Excluding sales charges		2.29	0.39	3.44	4.95
Including sales charges		-2.71	-4.47	3.11	4.95
Class C	07/01/97
Excluding sales charges		2.47	0.56	3.58	5.08
Including sales charges		1.47	-0.42	3.58	5.08
Class K*	03/07/11	2.96	1.45	4.36	5.80
Class R*	09/27/10	2.71	0.89	4.01	5.52
Class R4*	11/08/12	2.85	1.42	4.40	5.81
Class R5*	03/07/11	2.90	1.53	4.62	5.93
Class W*	09/27/10	2.85	1.14	4.26	5.74
Class Y*	06/13/13	3.11	1.76	4.51	5.87
Class Z	01/29/99	3.02	1.59	4.51	6.00
Barclays U.S. Aggregate Bond Index		2.82	2.72	3.60	4.95
BofAML U.S. Cash Pay High Yield Constrained Index		2.29	-1.24	5.22	7.15
Citi Non-U.S. World Government Bond (All Maturities) Index — Unhedged		9.52	7.78	-0.17	3.84
JPMorgan Emerging Markets Bond Index — Global		5.56	4.30	6.08	7.32

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PERFORMANCE OVERVIEW (continued)

(Unaudited)

The BofAML U.S. Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The Citi Non-U.S. World Government Bond (All Maturities) Index — Unhedged is calculated on a market-weighted basis and includes all fixed rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds.

The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at April 30, 2016)
Asset-Backed Securities — Non-Agency	3.1
Commercial Mortgage-Backed Securities — Non-Agency	4.6
Common Stocks	0.0	(a)
Corporate Bonds & Notes	49.1
Foreign Government Obligations	11.4
Inflation-Indexed Bonds	0.8
Money Market Funds	7.8
Municipal Bonds	0.1
Options Purchased Puts	0.0	(a)
Residential Mortgage-Backed Securities — Agency	8.1
Residential Mortgage-Backed Securities — Non-Agency	9.2
Senior Loans	5.8
U.S. Treasury Obligations	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at April 30, 2016)
AAA rating	4.1
AA rating	0.5
A rating	2.7
BBB rating	22.0
BB rating	23.8
B rating	21.4
CCC rating	5.1
CC rating	0.1
D rating	0.0	(a)
Not rated	20.3
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a) Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Gene Tannuzzo, CFA

Colin Lundgren, CFA

Brian Lavin, CFA

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,028.50	1,019.74	5.19	5.17	1.03
Class B	1,000.00	1,000.00	1,022.90	1,016.01	8.95	8.92	1.78
Class C	1,000.00	1,000.00	1,024.70	1,016.01	8.96	8.92	1.78
Class K	1,000.00	1,000.00	1,029.60	1,020.34	4.59	4.57	0.91
Class R	1,000.00	1,000.00	1,027.10	1,018.50	6.45	6.42	1.28
Class R4	1,000.00	1,000.00	1,028.50	1,020.98	3.93	3.92	0.78
Class R5	1,000.00	1,000.00	1,029.00	1,021.53	3.38	3.37	0.67
Class W	1,000.00	1,000.00	1,028.50	1,019.74	5.19	5.17	1.03
Class Y	1,000.00	1,000.00	1,031.10	1,021.78	3.13	3.12	0.62
Class Z	1,000.00	1,000.00	1,030.20	1,020.98	3.94	3.92	0.78

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 51.3%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
AEROSPACE & DEFENSE 0.6%
Huntington Ingalls Industries, Inc.(b) 12/15/21	5.000%		378,000	396,193
L-3 Communications Corp. 05/28/24	3.950%		7,380,000	7,445,431
Northrop Grumman Corp. 08/01/23	3.250%		2,744,000	2,890,815
TransDigm, Inc. 07/15/22	6.000%		2,425,000	2,454,585
07/15/24	6.500%		3,662,000	3,689,465
Total				16,876,489
AUTOMOTIVE 0.2%
Schaeffler Holding Finance BV PIK(b) 11/15/19	6.250%		1,349,000	1,406,332
ZF North America Capital, Inc.(b) 04/29/22	4.500%		1,053,000	1,077,988
04/29/25	4.750%		2,029,000	2,056,899
Total				4,541,219
BANKING 1.3%
Agromercantil Senior Trust(b) 04/10/19	6.250%		1,295,000	1,324,138
Ally Financial, Inc. 02/13/22	4.125%		2,766,000	2,807,490
05/19/22	4.625%		3,127,000	3,205,175
09/30/24	5.125%		1,750,000	1,833,125
03/30/25	4.625%		1,358,000	1,371,580
11/01/31	8.000%		4,508,000	5,398,330
Subordinated 11/20/25	5.750%		2,062,000	2,087,775
BBVA Bancomer SA Subordinated(b)(c) 11/12/29	5.350%		1,600,000	1,544,894
Banco de Credito del Peru Subordinated(b)(c) 10/15/22	0.000%	PEN	2,000,000	550,314
Citigroup, Inc.(d) 05/01/26	3.400%		4,715,000	4,731,705
Grupo Aval Ltd.(b) 09/26/22	4.750%		1,000,000	966,250
Industrial Senior Trust(b) 11/01/22	5.500%		1,000,000	970,000
Lloyds Banking Group PLC Junior Subordinated(b)(c) 12/31/49	0.000%		230,000	249,550
Popular, Inc. 07/01/19	7.000%		714,000	696,150

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Scotland Group PLC Subordinated 05/28/24	5.125%	3,135,000	3,068,591
Synovus Financial Corp. 02/15/19	7.875%	3,705,000	4,121,812
Total			34,926,879
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.1%
E*TRADE Financial Corp. 11/15/22	5.375%	1,763,000	1,871,442
09/15/23	4.625%	1,153,000	1,167,067
National Financial Partners Corp.(b) 07/15/21	9.000%	462,000	459,690
Total			3,498,199
BUILDING MATERIALS 1.1%
Allegion PLC 09/15/23	5.875%	685,000	726,100
Allegion US Holding Co., Inc. 10/01/21	5.750%	1,646,000	1,720,070
American Builders & Contractors Supply Co., Inc.(b) 04/15/21	5.625%	2,031,000	2,102,085
12/15/23	5.750%	3,171,000	3,313,695
Beacon Roofing Supply, Inc. 10/01/23	6.375%	2,060,000	2,188,750
Cemex SAB De CV(b) 04/16/26	7.750%	1,550,000	1,654,933
Cemex SAB de CV(b) 01/15/21	7.250%	2,453,000	2,618,578
Gibraltar Industries, Inc. 02/01/21	6.250%	723,000	733,845
HD Supply, Inc. 07/15/20	7.500%	2,000,000	2,122,500
HD Supply, Inc.(b) 12/15/21	5.250%	2,390,000	2,509,500
04/15/24	5.750%	1,807,000	1,895,091
Masco Corp. 04/01/26	4.375%	421,000	433,630
Nortek, Inc. 04/15/21	8.500%	3,462,000	3,600,480
Ply Gem Industries, Inc. 02/01/22	6.500%	38,000	37,715
RSI Home Products, Inc.(b) 03/15/23	6.500%	921,000	957,840
Union Andina de Cementos SAA(b) 10/30/21	5.875%	1,300,000	1,335,750
Total			27,950,562

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CABLE AND SATELLITE 3.4%
Altice U.S. Finance I Corp.(b) 05/15/26	5.500%	3,655,000	3,691,550
Altice US Finance I Corp.(b) 07/15/23	5.375%	4,057,000	4,142,400
CCO Holdings LLC/Capital Corp. 09/30/22	5.250%	1,306,000	1,348,445
01/15/24	5.750%	1,479,000	1,551,101
CCO Holdings LLC/Capital Corp.(b) 05/01/23	5.125%	2,716,000	2,770,320
04/01/24	5.875%	1,453,000	1,522,018
05/01/25	5.375%	1,568,000	1,605,240
05/01/26	5.500%	80,000	81,600
05/01/27	5.875%	766,000	785,150
CCOH Safari LLC(b) 02/15/26	5.750%	3,586,000	3,702,545
CSC Holdings LLC 11/15/21	6.750%	2,247,000	2,314,410
06/01/24	5.250%	1,342,000	1,221,220
Cable One, Inc.(b) 06/15/22	5.750%	735,000	755,213
Cequel Communications Holdings I LLC/Capital Corp.(b) 09/15/20	6.375%	1,490,000	1,525,432
12/15/21	5.125%	1,569,000	1,478,783
07/15/25	7.750%	942,000	956,130
DISH DBS Corp. 06/01/21	6.750%	4,868,000	5,015,062
07/15/22	5.875%	1,382,000	1,343,995
11/15/24	5.875%	5,215,000	4,894,277
DigitalGlobe, Inc.(b) 02/01/21	5.250%	2,097,000	1,895,164
Hughes Satellite Systems Corp. 06/15/19	6.500%	3,995,000	4,399,494
Intelsat Jackson Holdings SA 04/01/21	7.500%	2,281,000	1,625,212
NBCUniversal Media LLC 01/15/43	4.450%	990,000	1,084,643
Neptune Finco Corp.(b) 01/15/23	10.125%	828,000	908,730
10/15/25	6.625%	6,387,000	6,889,976
10/15/25	10.875%	2,508,000	2,790,150
Quebecor Media, Inc. 01/15/23	5.750%	4,930,000	5,102,550
Sirius XM Radio, Inc.(b) 04/15/25	5.375%	3,059,000	3,120,180
UPCB Finance IV Ltd.(b) 01/15/25	5.375%	3,896,000	3,964,180
Unitymedia GmbH(b) 01/15/25	6.125%	2,311,000	2,380,330

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia Hessen GmbH & Co. KG NRW(b) 01/15/23	5.500%	1,750,000	1,813,437
01/15/25	5.000%	3,781,000	3,799,905
Virgin Media Secured Finance PLC(b) 01/15/26	5.250%	9,442,000	9,469,193
Total			89,948,035
CHEMICALS 1.5%
Angus Chemical Co.(b) 02/15/23	8.750%	1,488,000	1,417,320
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(b) 05/01/21	7.375%	2,338,000	2,472,435
Celanese U.S. Holdings LLC 06/15/21	5.875%	1,724,000	1,857,610
Chemours Co. LLC (The)(b) 05/15/23	6.625%	1,976,000	1,729,000
05/15/25	7.000%	2,910,000	2,524,425
Eco Services Operations LLC/Finance Corp.(b) 11/01/22	8.500%	1,324,000	1,277,660
Huntsman International LLC 11/15/20	4.875%	2,071,000	2,086,533
INEOS Group Holdings SA(b) 08/15/18	6.125%	318,000	321,975
02/15/19	5.875%	2,138,000	2,170,070
LYB International Finance BV 03/15/44	4.875%	4,790,000	5,002,298
Mexichem SAB de CV(b) 09/17/44	5.875%	1,200,000	1,087,500
NOVA Chemicals Corp.(b) 05/01/25	5.000%	2,133,000	2,090,340
PQ Corp.(b) 11/01/18	8.750%	11,024,000	11,464,960
PQ Corp.(b)(d) 11/15/22	6.750%	2,153,000	2,222,972
Platform Specialty Products Corp.(b) 05/01/21	10.375%	739,000	739,000
02/01/22	6.500%	906,000	797,280
Total			39,261,378
CONSTRUCTION MACHINERY 0.3%
United Rentals North America, Inc. 05/15/20	7.375%	1,015,000	1,055,600
04/15/22	7.625%	2,545,000	2,716,788
United Rentals North America, Inc.(d) 09/15/26	5.875%	2,788,000	2,815,880
Total			6,588,268

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CONSUMER CYCLICAL SERVICES 0.5%
APX Group, Inc. 12/01/19	6.375%	3,543,000	3,543,000
12/01/20	8.750%	3,045,000	2,854,687
IHS, Inc. 11/01/22	5.000%	2,302,000	2,405,590
Interval Acquisition Corp.(b) 04/15/23	5.625%	4,119,000	4,201,380
Total			13,004,657
CONSUMER PRODUCTS 0.7%
Prestige Brands, Inc.(b) 03/01/24	6.375%	1,744,000	1,831,200
Scotts Miracle-Gro Co. (The)(b) 10/15/23	6.000%	1,598,000	1,689,885
Serta Simmons Bedding LLC(b) 10/01/20	8.125%	4,275,000	4,488,750
Spectrum Brands, Inc. 11/15/20	6.375%	2,086,000	2,195,515
11/15/22	6.625%	2,055,000	2,219,400
07/15/25	5.750%	1,409,000	1,494,456
Springs Industries, Inc. 06/01/21	6.250%	2,499,000	2,542,732
Tempur Sealy International, Inc. 12/15/20	6.875%	488,000	514,230
10/15/23	5.625%	2,121,000	2,205,840
Total			19,182,008
DIVERSIFIED MANUFACTURING 0.1%
Entegris, Inc.(b) 04/01/22	6.000%	1,983,000	2,042,490
Manitowoc Foodservice, Inc.(b) 02/15/24	9.500%	966,000	1,067,430
Total			3,109,920
ELECTRIC 3.2%
AES Corp. (The) 07/01/21	7.375%	3,126,000	3,587,085
CMS Energy Corp. 03/31/43	4.700%	4,755,000	5,138,995
Calpine Corp. 01/15/23	5.375%	1,893,000	1,909,564
Calpine Corp.(b) 01/15/22	6.000%	690,000	728,812
DTE Energy Co. 12/01/23	3.850%	1,615,000	1,715,350
06/01/24	3.500%	6,660,000	6,928,105

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Resources, Inc. 12/01/44	4.700%	11,340,000	12,071,248
Duke Energy Corp. 08/15/22	3.050%	5,280,000	5,424,144
10/15/23	3.950%	7,536,000	8,126,988
NRG Energy, Inc. 07/15/22	6.250%	4,383,000	4,296,743
05/01/24	6.250%	246,000	239,850
NRG Yield Operating LLC 08/15/24	5.375%	4,650,000	4,371,000
PPL Capital Funding, Inc. 06/01/23	3.400%	10,255,000	10,599,363
03/15/24	3.950%	7,050,000	7,573,991
Pacific Gas & Electric Co. 02/15/44	4.750%	4,800,000	5,528,995
Progress Energy, Inc. 04/01/22	3.150%	5,994,000	6,155,898
Total			84,396,131
FINANCE COMPANIES 1.7%
AerCap Ireland Capital Ltd./Global Aviation Trust 10/30/20	4.625%	1,239,000	1,288,560
05/15/21	4.500%	10,271,000	10,604,807
10/01/21	5.000%	2,284,000	2,409,620
Aircastle Ltd. 02/15/22	5.500%	862,000	916,953
04/01/23	5.000%	702,000	714,748
International Lease Finance Corp. 12/15/20	8.250%	33,000	38,981
01/15/22	8.625%	2,266,000	2,741,860
Navient Corp. 03/25/20	8.000%	3,134,000	3,290,700
10/26/20	5.000%	507,000	484,185
01/25/22	7.250%	1,039,000	1,023,415
03/25/24	6.125%	1,599,000	1,431,905
10/25/24	5.875%	1,740,000	1,526,850
OneMain Financial Holdings LLC(b) 12/15/19	6.750%	1,032,000	1,057,800
12/15/21	7.250%	3,495,000	3,634,800
Provident Funding Associates LP/Finance Corp.(b) 06/15/21	6.750%	5,926,000	5,614,885
Quicken Loans, Inc.(b) 05/01/25	5.750%	3,444,000	3,237,360
Springleaf Finance Corp. 12/15/20	8.250%	2,050,000	2,114,062
10/01/21	7.750%	452,000	446,350
10/01/23	8.250%	1,220,000	1,216,188
iStar, Inc. 07/01/19	5.000%	1,126,000	1,092,220
Total			44,886,249

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FOOD AND BEVERAGE 2.4%
Aramark Services, Inc. 01/15/24	5.125%	799,000	844,943
B&G Foods, Inc. 06/01/21	4.625%	2,232,000	2,268,270
ConAgra Foods, Inc. 09/15/22	3.250%	5,750,000	5,895,279
01/25/23	3.200%	5,148,000	5,199,480
Constellation Brands, Inc. 11/15/19	3.875%	522,000	549,405
05/01/23	4.250%	1,487,000	1,553,915
11/15/24	4.750%	2,715,000	2,877,900
12/01/25	4.750%	229,000	243,026
Cosan Luxembourg SA(b) 03/14/23	5.000%	491,000	444,355
Grupo Bimbo SAB de CV(b) 06/27/44	4.875%	9,910,000	9,514,551
JBS Investments GmbH(b) 04/03/24	7.250%	4,800,000	4,644,000
Kraft Heinz Co. (The)(b) 07/15/45	5.200%	3,685,000	4,242,559
MHP SA(b) 04/02/20	8.250%	3,609,000	3,266,145
Molson Coors Brewing Co. 05/01/42	5.000%	8,315,000	9,022,307
Pinnacle Foods Finance LLC/Corp.(b) 01/15/24	5.875%	271,000	286,583
Post Holdings, Inc. 02/15/22	7.375%	391,000	412,016
Post Holdings, Inc.(b) 12/15/22	6.000%	1,316,000	1,351,367
03/15/24	7.750%	3,200,000	3,480,000
SABMiller Holdings, Inc.(b) 01/15/22	3.750%	4,880,000	5,213,680
Treehouse Foods, Inc.(b) 02/15/24	6.000%	410,000	436,138
WhiteWave Foods Co. (The) 10/01/22	5.375%	1,988,000	2,126,007
Total			63,871,926
GAMING 1.5%
Boyd Gaming Corp. 05/15/23	6.875%	980,000	1,016,750
Boyd Gaming Corp.(b) 04/01/26	6.375%	879,000	898,778
GLP Capital LP/Financing II, Inc. 04/15/26	5.375%	1,336,000	1,392,780

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(b) 02/15/22	6.250%	1,963,000	1,997,745
02/15/25	6.500%	3,182,000	3,221,775
MGM Resorts International 03/01/18	11.375%	3,045,000	3,501,750
10/01/20	6.750%	1,614,000	1,722,945
12/15/21	6.625%	4,363,000	4,646,595
MGP Escrow Issuer LLC/Co-Issuer, Inc.(b) 05/01/24	5.625%	899,000	937,208
Penn National Gaming, Inc. 11/01/21	5.875%	838,000	856,855
Pinnacle Entertainment, Inc.(b) 05/01/24	5.625%	731,000	730,086
Scientific Games International, Inc. 12/01/22	10.000%	5,023,000	4,151,509
Scientific Games International, Inc.(b) 01/01/22	7.000%	5,766,000	5,877,716
Seminole Tribe of Florida, Inc.(b) 10/01/20	6.535%	1,145,000	1,202,250
10/01/20	7.804%	1,695,000	1,794,666
SugarHouse HSP Gaming LP/Finance Corp.(b) 06/01/21	6.375%	3,303,000	3,236,940
Tunica-Biloxi Gaming Authority(b)(e) 08/15/16	0.000%	2,397,000	1,228,463
Total			38,414,811
HEALTH CARE 2.8%
Acadia Healthcare Co., Inc. 07/01/22	5.125%	524,000	531,205
Acadia Healthcare Co., Inc.(b) 03/01/24	6.500%	3,157,000	3,330,635
Alere, Inc.(b) 07/01/23	6.375%	1,171,000	1,194,420
Amsurg Corp. 07/15/22	5.625%	1,400,000	1,436,750
CHS/Community Health Systems, Inc. 08/01/21	5.125%	3,414,000	3,423,935
02/01/22	6.875%	4,323,000	3,912,315
Change Healthcare Holdings, Inc. 12/31/19	11.000%	2,635,000	2,793,100
Change Healthcare Holdings, Inc.(b) 02/15/21	6.000%	992,000	1,001,920
ConvaTec Finance International SA Junior Subordinated PIK(b) 01/15/19	8.250%	1,039,000	1,041,598
DaVita HealthCare Partners, Inc. 07/15/24	5.125%	1,750,000	1,781,010
05/01/25	5.000%	2,769,000	2,769,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fresenius Medical Care U.S. Finance II, Inc.(b) 09/15/18	6.500%	332,000	364,768
07/31/19	5.625%	813,000	885,154
01/31/22	5.875%	1,960,000	2,156,000
10/15/24	4.750%	1,465,000	1,519,938
HCA, Inc. 02/15/20	6.500%	2,296,000	2,542,820
02/15/22	7.500%	3,328,000	3,768,960
02/01/25	5.375%	6,629,000	6,778,152
04/15/25	5.250%	4,188,000	4,334,580
HealthSouth Corp. 11/01/24	5.750%	597,000	616,403
Healthsouth Corp. 09/15/25	5.750%	1,050,000	1,086,225
Hologic, Inc.(b) 07/15/22	5.250%	1,697,000	1,777,607
Kinetic Concepts, Inc./KCI U.S.A., Inc. 11/01/18	10.500%	1,262,000	1,271,465
Kinetic Concepts, Inc./KCI U.S.A., Inc.(b) 02/15/21	7.875%	2,393,000	2,587,431
LifePoint Health, Inc. 12/01/21	5.500%	2,289,000	2,380,560
MEDNAX, Inc.(b) 12/01/23	5.250%	1,078,000	1,115,730
MPH Acquisition Holdings LLC(b) 04/01/22	6.625%	2,713,000	2,835,085
Sterigenics-Nordion Holdings LLC(b) 05/15/23	6.500%	2,051,000	2,081,765
Surgical Care Affiliates, Inc.(b) 04/01/23	6.000%	720,000	727,200
Tenet Healthcare Corp. 10/01/20	6.000%	1,506,000	1,596,360
04/01/21	4.500%	4,045,000	4,095,562
04/01/22	8.125%	6,044,000	6,270,650
06/15/23	6.750%	409,000	403,888
Total			74,412,191
HEALTHCARE INSURANCE 0.4%
Centene Corp. 05/15/22	4.750%	1,691,000	1,731,161
Centene Corp.(b) 02/15/24	6.125%	3,818,000	4,027,990
Molina Healthcare, Inc.(b) 11/15/22	5.375%	3,618,000	3,735,585
Total			9,494,736
HOME CONSTRUCTION 0.4%
CalAtlantic Group, Inc. 11/15/24	5.875%	2,361,000	2,496,757

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
D.R. Horton, Inc. 09/15/22	4.375%	2,450,000	2,492,875
Meritage Homes Corp. 03/01/18	4.500%	1,527,000	1,561,357
04/15/20	7.150%	588,000	626,220
04/01/22	7.000%	1,368,000	1,467,180
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/21	5.250%	49,000	48,878
04/15/23	5.875%	1,265,000	1,261,838
03/01/24	5.625%	695,000	677,625
Total			10,632,730
INDEPENDENT ENERGY 3.0%
Anadarko Petroleum Corp. 03/15/40	6.200%	985,000	1,040,099
Antero Resources Corp. 12/01/22	5.125%	3,770,000	3,619,200
Canadian Natural Resources Ltd. 02/01/35	5.850%	995,000	931,610
03/15/38	6.250%	2,246,000	2,262,546
Canadian Oil Sands Ltd.(b) 04/01/22	4.500%	3,810,000	3,812,743
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	4,723,000	4,534,080
Concho Resources, Inc. 04/01/23	5.500%	9,412,000	9,482,590
Continental Resources, Inc. 09/15/22	5.000%	5,398,000	5,040,383
06/01/24	3.800%	834,000	710,985
06/01/44	4.900%	3,067,000	2,468,935
CrownRock LP/Finance, Inc.(b) 04/15/21	7.125%	1,276,000	1,288,760
02/15/23	7.750%	5,147,000	5,249,940
Diamondback Energy, Inc. 10/01/21	7.625%	3,084,000	3,288,315
Kosmos Energy Ltd.(b) 08/01/21	7.875%	1,008,000	907,200
08/01/21	7.875%	1,150,000	1,035,000
Laredo Petroleum, Inc. 01/15/22	5.625%	2,517,000	2,315,640
05/01/22	7.375%	2,834,000	2,777,320
03/15/23	6.250%	6,647,000	6,198,327
Marathon Oil Corp. 06/01/45	5.200%	5,000,000	4,236,915
Newfield Exploration Co. 07/01/24	5.625%	1,810,000	1,841,675
Parsley Energy LLC/Finance Corp.(b) 02/15/22	7.500%	4,487,000	4,745,003

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RSP Permian, Inc. 10/01/22	6.625%	6,055,000	6,251,787
WPX Energy, Inc. Senior Unsecured 01/15/22	6.000%	1,476,000	1,328,400
Woodside Finance Ltd.(b) 03/05/25	3.650%	4,710,000	4,447,158
Total			79,814,611
INTEGRATED ENERGY 0.4%
Cenovus Energy, Inc. 09/15/42	4.450%	3,943,000	3,053,203
09/15/43	5.200%	8,345,000	6,915,935
Total			9,969,138
LEISURE 0.1%
LTF Merger Sub, Inc.(b) 06/15/23	8.500%	1,317,000	1,293,953
LIFE INSURANCE 1.8%
Five Corners Funding Trust(b) 11/15/23	4.419%	22,756,000	24,177,477
Guardian Life Insurance Co. of America (The) Subordinated(b) 06/19/64	4.875%	2,110,000	2,067,262
MetLife, Inc. 03/01/45	4.050%	4,750,000	4,550,001
Peachtree Corners Funding Trust(b) 02/15/25	3.976%	9,515,000	9,618,428
Teachers Insurance & Annuity Association of America Subordinated(b) 09/15/44	4.900%	6,660,000	7,168,804
Total			47,581,972
LODGING 0.4%
Choice Hotels International, Inc. 07/01/22	5.750%	1,549,000	1,665,175
Hilton Worldwide Finance LLC/Corp. 10/15/21	5.625%	3,290,000	3,426,700
Playa Resorts Holding BV(b) 08/15/20	8.000%	4,531,000	4,564,982
RHP Hotel Properties LP/Finance Corp. 04/15/23	5.000%	1,428,000	1,467,270
Total			11,124,127
MEDIA AND ENTERTAINMENT 3.7%
21st Century Fox America, Inc. 09/15/44	4.750%	8,832,000	9,434,378

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AMC Networks, Inc. 12/15/22	4.750%	1,990,000	2,004,925
04/01/24	5.000%	2,125,000	2,127,656
Activision Blizzard, Inc.(b) 09/15/21	5.625%	5,679,000	5,977,147
09/15/23	6.125%	647,000	704,421
Lamar Media Corp. 01/15/24	5.375%	828,000	873,540
Lamar Media Corp.(b) 02/01/26	5.750%	584,000	617,580
MDC Partners, Inc.(b) 05/01/24	6.500%	6,020,000	6,234,312
Netflix, Inc. 02/15/22	5.500%	1,686,000	1,761,870
03/01/24	5.750%	1,675,000	1,750,375
02/15/25	5.875%	6,568,000	6,883,264
Nielsen Finance Co. SARL (The)(b) 10/01/21	5.500%	724,000	754,770
Nielsen Finance LLC/Co.(b) 04/15/22	5.000%	922,000	940,440
Outfront Media Capital LLC/Corp. 02/15/22	5.250%	1,504,000	1,552,880
02/15/24	5.625%	1,738,000	1,816,210
03/15/25	5.875%	3,510,000	3,667,950
Scripps Networks Interactive, Inc. 11/15/24	3.900%	7,335,000	7,520,187
06/15/25	3.950%	7,400,000	7,639,405
Sky PLC(b) 11/26/22	3.125%	16,821,000	17,037,823
TEGNA, Inc. 10/15/19	5.125%	755,000	781,425
TEGNA, Inc.(b) 09/15/21	4.875%	655,000	668,100
Thomson Reuters Corp. 05/23/43	4.500%	7,920,000	7,474,856
Univision Communications, Inc.(b) 05/15/23	5.125%	5,009,000	5,046,568
02/15/25	5.125%	4,269,000	4,220,974
Total			97,491,056
METALS 0.2%
ArcelorMittal(c) 08/05/20	6.250%	448,000	459,200
03/01/21	6.500%	2,028,000	2,073,630
02/25/22	7.250%	2,352,000	2,469,600
Freeport-McMoRan, Inc. 03/01/22	3.550%	678,000	566,130
11/14/24	4.550%	961,000	808,441
Total			6,377,001

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MIDSTREAM 4.7%
Columbia Pipeline Group, Inc.(b) 06/01/45	5.800%	8,147,000	8,589,855
Energy Transfer Equity LP 06/01/27	5.500%	3,640,000	3,124,103
Enterprise Products Operating LLC 02/15/45	5.100%	6,635,000	6,978,467
Kinder Morgan Energy Partners LP 02/15/23	3.450%	4,469,000	4,225,337
11/01/42	4.700%	6,706,000	5,494,474
03/01/43	5.000%	14,428,000	12,469,731
MPLX LP(b) 02/15/23	5.500%	2,894,000	2,886,600
07/15/23	4.500%	2,196,000	2,131,945
12/01/24	4.875%	3,599,000	3,507,841
06/01/25	4.875%	2,790,000	2,695,957
Northwest Pipeline LLC 04/15/17	5.950%	500,000	515,288
Plains All American Pipeline LP/Finance Corp. 10/15/23	3.850%	11,422,000	10,635,070
06/15/44	4.700%	18,390,000	14,815,278
Regency Energy Partners LP/Finance Corp. 09/01/20	5.750%	1,682,000	1,738,668
Sabine Pass Liquefaction LLC 03/01/25	5.625%	6,424,000	6,263,400
Southern Natural Gas Co. LLC(b) 04/01/17	5.900%	2,315,000	2,381,221
Targa Resources Partners LP/Finance Corp. 05/01/23	5.250%	103,000	98,880
11/15/23	4.250%	5,578,000	5,142,247
Targa Resources Partners LP/Finance Corp.(b) 03/15/24	6.750%	3,045,000	3,098,287
Tesoro Logistics LP/Finance Corp. 10/15/19	5.500%	512,000	522,240
10/15/22	6.250%	4,464,000	4,575,600
TransCanada PipeLines Ltd. 10/16/43	5.000%	720,000	730,029
Western Gas Partners LP 07/01/22	4.000%	1,841,000	1,765,456
06/01/25	3.950%	1,458,000	1,310,846
Williams Companies, Inc. (The) 01/15/23	3.700%	809,000	679,390
06/24/24	4.550%	7,419,000	6,394,214
Williams Partners LP 09/15/45	5.100%	12,794,000	10,438,791
Total			123,209,215

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NATURAL GAS 0.4%
Sempra Energy 12/01/23	4.050%	6,903,000	7,395,729
06/15/24	3.550%	3,414,000	3,530,356
Total			10,926,085
OIL FIELD SERVICES 0.1%
Noble Holding International Ltd. 03/15/42	5.250%	2,245,000	1,391,900
OTHER FINANCIAL INSTITUTIONS 0.2%
FTI Consulting, Inc. 11/15/22	6.000%	859,000	904,098
Icahn Enterprises LP/Finance Corp. 08/01/20	6.000%	2,002,000	1,997,195
02/01/22	5.875%	1,476,000	1,407,735
Total			4,309,028
OTHER INDUSTRY 0.1%
CB Richard Ellis Services, Inc. 03/15/25	5.250%	1,655,000	1,722,071
OTHER REIT 0.1%
CyrusOne LP/Finance Corp. 11/15/22	6.375%	2,620,000	2,765,724
PACKAGING 1.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(b)(d) 05/15/23	4.625%	1,830,000	1,830,000
05/15/24	7.250%	1,101,000	1,101,000
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b) 01/31/21	6.750%	2,857,000	2,864,142
Ball Corp. 12/15/20	4.375%	1,432,000	1,489,280
Berry Plastics Corp. 07/15/23	5.125%	4,020,000	4,060,200
Berry Plastics Corp.(b) 10/15/22	6.000%	795,000	830,775
Beverage Packaging Holdings (Luxembourg) II SA(b) 12/15/16	5.625%	689,000	687,278
06/15/17	6.000%	1,414,000	1,410,465
Owens-Brockway Glass Container, Inc.(b) 08/15/23	5.875%	1,527,000	1,641,525
08/15/25	6.375%	1,801,000	1,940,577
Plastipak Holdings, Inc.(b) 10/01/21	6.500%	4,363,000	4,428,445
Reynolds Group Issuer, Inc./LLC 08/15/19	9.875%	3,112,000	3,217,030
10/15/20	5.750%	3,430,000	3,558,625
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(c) 02/15/21	8.250%	300,000	310,500
Signode Industrial Group Luxembourg SA/US, Inc.(b) 05/01/22	6.375%	719,000	701,025
Total			30,070,867
PHARMACEUTICALS 1.4%
Capsugel SA PIK(b) 05/15/19	7.000%	474,000	477,555
Concordia Healthcare Corp.(b) 04/15/23	7.000%	886,000	821,765
Endo Finance LLC/Finco, Inc.(b) 02/01/25	6.000%	2,865,000	2,736,075
Endo Finance LLC/Ltd./Finco, Inc.(b) 07/15/23	6.000%	5,865,000	5,755,031
Grifols Worldwide Operations Ltd. 04/01/22	5.250%	1,735,000	1,787,050
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(b) 08/01/23	6.375%	2,868,000	2,979,852
Mallinckrodt International Finance SA/CB LLC(b) 04/15/20	4.875%	184,000	176,640
10/15/23	5.625%	2,928,000	2,745,000
04/15/25	5.500%	1,959,000	1,767,998
Quintiles Transnational Corp.(b) 05/15/23	4.875%	1,308,000	1,339,065
Valeant Pharmaceuticals International, Inc.(b) 10/15/20	6.375%	7,167,000	6,495,094
07/15/21	7.500%	3,913,000	3,580,395
05/15/23	5.875%	5,582,000	4,674,925
04/15/25	6.125%	2,106,000	1,759,310
Total			37,095,755
PROPERTY & CASUALTY 1.5%
Alliant Holdings I LP(b) 08/01/23	8.250%	145,000	144,275
HUB International Ltd.(b) 02/15/21	9.250%	582,000	606,735
10/01/21	7.875%	7,256,000	7,110,880
Hub Holdings LLC/Finance, Inc. PIK(b) 07/15/19	8.125%	480,000	446,400
Liberty Mutual Group, Inc.(b) 05/01/22	4.950%	8,205,000	8,921,994
06/15/23	4.250%	10,370,000	10,865,116
Loews Corp. 04/01/26	3.750%	11,415,000	11,819,410
Total			39,914,810

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RAILROADS —%
Panama Canal Railway Co.(b) 11/01/26	7.000%	510,840	510,329
RESTAURANTS 0.5%
BC ULC/New Red Finance, Inc.(b) 01/15/22	4.625%	3,563,000	3,652,075
04/01/22	6.000%	1,050,000	1,084,125
Yum! Brands, Inc. 11/01/21	3.750%	3,050,000	2,968,413
11/01/23	3.875%	4,440,000	4,217,467
Total			11,922,080
RETAILERS 0.9%
Asbury Automotive Group, Inc. 12/15/24	6.000%	2,662,000	2,748,515
CVS Health Corp. 07/20/45	5.125%	1,565,000	1,828,934
Dollar Tree, Inc.(b) 03/01/23	5.750%	2,689,000	2,871,314
Group 1 Automotive, Inc. 06/01/22	5.000%	828,000	819,720
Group 1 Automotive, Inc.(b) 12/15/23	5.250%	2,032,000	2,021,840
L Brands, Inc. 04/01/21	6.625%	1,260,000	1,433,250
11/01/35	6.875%	1,720,000	1,892,000
Penske Automotive Group, Inc. 12/01/24	5.375%	1,745,000	1,758,087
Rite Aid Corp. 06/15/21	6.750%	2,455,000	2,590,025
Junior Subordinated 02/15/27	7.700%	1,004,000	1,219,860
Rite Aid Corp.(b) 04/01/23	6.125%	3,274,000	3,488,873
Sally Holdings LLC/Capital, Inc. 12/01/25	5.625%	532,000	567,910
Total			23,240,328
SUPRANATIONAL 0.1%
Corporación Andina de Fomento 06/15/22	4.375%	1,150,000	1,262,447
TECHNOLOGY 2.4%
Alliance Data Systems Corp.(b) 04/01/20	6.375%	1,321,000	1,357,328
08/01/22	5.375%	5,687,000	5,473,737

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ancestry.com, Inc. Junior Subordinated 12/15/20	11.000%	3,309,000	3,606,810
Equinix, Inc. 01/01/22	5.375%	1,122,000	1,172,490
04/01/23	5.375%	580,000	606,100
01/15/26	5.875%	4,604,000	4,871,584
First Data Corp.(b) 08/15/23	5.375%	1,911,000	1,975,496
12/01/23	7.000%	6,969,000	7,160,647
01/15/24	5.750%	6,635,000	6,734,525
Hewlett Packard Enterprise Co.(b) 10/15/45	6.350%	4,730,000	4,715,843
IMS Health, Inc.(b) 11/01/20	6.000%	1,511,000	1,548,775
Infor US, Inc.(b) 08/15/20	5.750%	373,000	393,049
MSCI, Inc.(b) 11/15/24	5.250%	1,861,000	1,944,745
08/15/25	5.750%	1,566,000	1,665,833
Microsemi Corp.(b) 04/15/23	9.125%	1,585,000	1,743,500
NCR Corp. 12/15/23	6.375%	430,000	447,200
NXP BV/Funding LLC(b) 06/15/22	4.625%	1,781,000	1,847,788
Qualitytech LP/Finance Corp. 08/01/22	5.875%	1,773,000	1,817,325
Riverbed Technology, Inc.(b) 03/01/23	8.875%	2,069,000	2,084,517
Sensata Technologies BV(b) 10/01/25	5.000%	1,251,000	1,257,255
Sensata Technologies UK Financing Co. PLC(b) 02/15/26	6.250%	815,000	870,013
Solera LLC/Finance, Inc.(b) 03/01/24	10.500%	1,297,000	1,358,608
VeriSign, Inc. 05/01/23	4.625%	1,734,000	1,781,685
04/01/25	5.250%	2,495,000	2,563,612
Zebra Technologies Corp. 10/15/22	7.250%	3,181,000	3,443,751
Total			62,442,216
TRANSPORTATION SERVICES 0.2%
ACI Airport SudAmerica SA(b) 11/29/32	6.875%	1,700,000	1,500,250

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index)(b) 12/15/35	5.950%	MXN	32,705,172	1,865,991
ERAC U.S.A. Finance LLC(b) 02/15/45	4.500%		436,000	440,272
Hertz Corp. (The) 01/15/21	7.375%		236,000	243,375
10/15/22	6.250%		472,000	475,299
Total				4,525,187
WIRELESS 2.5%
Crown Castle International Corp. 04/15/22	4.875%		3,246,000	3,521,910
01/15/23	5.250%		2,655,000	2,947,050
Numericable-SFR SA(b) 05/15/22	6.000%		3,393,000	3,397,411
05/15/24	6.250%		2,566,000	2,482,605
05/01/26	7.375%		2,820,000	2,862,300
SBA Communications Corp 07/15/22	4.875%		2,142,000	2,156,737
SBA Telecommunications, Inc. 07/15/20	5.750%		2,030,000	2,095,975
Sprint Capital Corp. 05/01/19	6.900%		2,440,000	2,232,600
Sprint Communications, Inc.(b) 11/15/18	9.000%		5,858,000	6,194,835
03/01/20	7.000%		8,710,000	8,938,637
Sprint Corp. 09/15/23	7.875%		3,726,000	2,906,280
06/15/24	7.125%		2,120,000	1,590,000
02/15/25	7.625%		890,000	670,838
T-Mobile USA, Inc. 01/15/22	6.125%		1,189,000	1,250,685
04/28/22	6.731%		2,065,000	2,173,413
03/01/23	6.000%		828,000	869,400
04/01/23	6.625%		2,318,000	2,477,363
01/15/24	6.500%		1,670,000	1,778,550
03/01/25	6.375%		423,000	444,150
01/15/26	6.500%		7,699,000	8,160,940
Wind Acquisition Finance SA(b) 07/15/20	4.750%		4,473,000	4,269,478
04/23/21	7.375%		1,431,000	1,273,590
Total				64,694,747
WIRELINES 3.3%
AT&T, Inc. 06/15/45	4.350%		21,960,000	20,583,701

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc. 06/15/21	6.450%	5,005,000	5,105,100
04/01/24	7.500%	3,621,000	3,630,052
04/01/25	5.625%	561,000	509,523
Frontier Communications Corp. 07/01/21	9.250%	2,097,000	2,186,122
04/15/22	8.750%	953,000	941,088
04/15/24	7.625%	978,000	868,171
01/15/25	6.875%	1,685,000	1,402,763
Frontier Communications Corp.(b) 09/15/20	8.875%	2,352,000	2,490,180
09/15/22	10.500%	963,000	990,802
09/15/25	11.000%	6,011,000	6,071,110
Level 3 Communications, Inc. 12/01/22	5.750%	3,826,000	3,933,166
Level 3 Financing, Inc. 01/15/21	6.125%	1,312,000	1,374,320
08/15/22	5.375%	2,452,000	2,507,170
Level 3 Financing, Inc.(b) 01/15/24	5.375%	793,000	804,895
03/15/26	5.250%	439,000	445,585
Level 3 Financing, Inc.(c) 01/15/18	4.101%	474,000	477,906
Telecom Italia Capital SA 09/30/34	6.000%	93,000	91,838
07/18/36	7.200%	370,000	386,650
Telecom Italia SpA(b) 05/30/24	5.303%	3,307,000	3,464,082
Verizon Communications, Inc. 11/01/42	3.850%	16,823,000	15,373,446
03/15/55	4.672%	5,393,000	5,215,462
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	821,000	875,391
04/01/23	6.000%	5,058,000	5,197,095
05/15/25	6.375%	32,000	33,280
Zayo Group LLC/Capital, Inc.(b) 05/15/25	6.375%	2,028,000	2,109,120
Total			87,068,018
Total Corporate Bonds & Notes (Cost: $1,305,801,440)			1,345,719,053

Residential Mortgage-Backed Securities —
Agency 8.5%

Federal Home Loan Mortgage Corp. 01/01/20	10.500%	1,895	1,911

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)(f) CMO IO STRIPS Series 326 Class S1 03/15/44	5.567%	4,212,360	983,265
CMO IO Series 2957 Class SW 04/15/35	5.567%	4,037,071	723,963
CMO IO Series 311 Class S1 08/15/43	5.517%	80,710,578	16,464,151
CMO IO Series 318 Class S1 11/15/43	5.517%	10,515,074	2,695,343
CMO IO Series 326 Class S2 03/15/44	5.517%	41,281,126	9,420,909
CMO IO Series 3761 Class KS 06/15/40	5.567%	5,393,950	516,701
CMO IO Series 4174 Class SB 05/15/39	5.767%	16,950,693	2,549,435
Federal Home Loan Mortgage Corp.(f) CMO IO Series 304 Class C69 12/15/42	4.000%	14,870,912	2,529,329
CMO IO Series 4098 Class AI 05/15/39	3.500%	13,477,448	1,289,212
CMO IO Series 4120 Class AI 11/15/39	3.500%	12,149,508	1,376,764
CMO IO Series 4121 Class IA 01/15/41	3.500%	12,113,757	1,536,794
CMO IO Series 4147 Class CI 01/15/41	3.500%	24,790,392	3,199,398
CMO IO Series 4213 Class DI 06/15/38	3.500%	21,665,351	2,169,196
Federal National Mortgage Association 12/01/20	4.500%	46,986	49,016
02/01/35	5.500%	98,288	111,162
05/01/41	4.000%	5,823,476	6,210,419
Federal National Mortgage Association(c)(f) CMO IO Series 2006-5 Class N1 08/25/34	1.910%	16,953,974	222,879
CMO IO Series 2006-5 Class N2 02/25/35	1.922%	24,482,210	900,157
CMO IO Series 2010-135 Class MS 12/25/40	5.511%	3,252,408	562,312
CMO IO Series 2013-101 Class CS 10/25/43	5.461%	22,900,660	5,599,305
CMO IO Series 2013-124 Class SB 12/25/43	5.511%	17,406,668	4,090,342
Federal National Mortgage Association(d) 05/18/31	3.000%	19,000,000	19,845,844
05/12/46	3.500%	82,750,000	86,719,427
Federal National Mortgage Association(f) CMO IO STRIPS Series 417 Class C5 02/25/43	3.500%	11,313,634	1,961,591
CMO IO Series 2012-118 Class BI 12/25/39	3.500%	19,689,769	2,359,738
CMO IO Series 2012-121 Class GI 08/25/39	3.500%	14,464,675	1,567,859

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2012-129 Class IC 01/25/41	3.500%	11,924,888	1,646,674
CMO IO Series 2012-131 Class MI 01/25/40	3.500%	17,746,233	2,387,488
CMO IO Series 2012-133 Class EI 07/25/31	3.500%	7,593,698	829,957
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	10,337,337	1,321,740
CMO IO Series 2012-96 Class CI 04/25/39	3.500%	15,582,642	1,237,784
CMO IO Series 2013-1 Class AI 02/25/43	3.500%	7,210,649	1,328,104
CMO IO Series 2013-6 Class MI 02/25/40	3.500%	11,970,858	1,427,142
Government National Mortgage Association(d) 05/23/46	3.000%	32,000,000	33,135,002
Government National Mortgage Association(f) CMO IO Series 2014-190 Class AI 12/20/38	3.500%	21,409,427	3,051,359
Total Residential Mortgage-Backed Securities — Agency (Cost: $229,067,645)			222,021,672

Residential Mortgage-Backed Securities —
Non-Agency 9.6%

Angel Oak Mortgage Trust LLC Series 2015-1(b) 11/25/45	4.500%	12,411,987	12,479,756
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(b) 05/25/47	4.000%	2,871,524	2,878,703
BCAP LLC Trust(b) Series 2013-RR1 Class 10A1 10/26/36	3.000%	1,450,352	1,448,791
BCAP LLC Trust(b)(c) CMO Series 2010-RR11 Class 5A2 03/27/37	4.525%	2,992,531	2,999,423
CMO Series 2013-RR3 Class 6A5 03/26/36	2.681%	3,643,498	3,556,593
CMO Series 2013-RR5 Class 4A1 09/26/36	3.000%	3,121,810	3,085,558
CAM Mortgage Trust CMO Series 2016-1 Class A(b) 01/15/56	4.000%	5,000,000	4,990,268
CIM Trust CMO Series 2015-3AG Class A2(b)(c) 10/25/57	3.934%	10,000,000	9,815,090

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT LLC(b)(c) CMO Series 15-1 Class A1V 12/26/45	3.433%	10,401,809	10,311,979
CMO Series 15-1 Class A2 12/26/45	4.189%	3,093,722	3,065,879
Series 2015-A Class A1 07/27/20	3.439%	9,424,098	9,386,401
CTS Corp.(b) 02/27/36	3.750%	8,624,436	8,433,508
Citigroup Mortgage Loan Trust, Inc.(b)(c) CMO Series 2009-4 Class 9A2 03/25/36	2.837%	3,040,248	2,660,598
CMO Series 2010-6 Class 2A2 09/25/35	2.927%	1,143,314	1,047,082
CMO Series 2010-7 Class 3A4 12/25/35	5.660%	2,185,000	2,258,969
CMO Series 2013-2 Class 1A1 11/25/37	2.814%	2,298,036	2,288,833
CMO Series 2014-11 Class 3A3 09/25/36	0.593%	5,510,000	5,036,715
Series 2013-11 Class 3A3 09/25/34	2.632%	5,256,720	5,016,969
Credit Suisse Mortgage Capital Certificates(b) CMO Series 2010-9R Class 10A5 04/27/37	4.000%	2,234,072	2,218,817
CMO Series 2010-9R Class 1A5 08/27/37	4.000%	9,414,000	9,187,239
CMO Series 2010-9R Class 7A5 05/27/37	4.000%	2,149,288	2,140,590
CMO Series 2011-4R Class 4A7 08/27/37	4.000%	184,498	184,240
CMO Series 2014-RPL3 Class A1 07/25/54	3.500%	15,054,660	14,629,402
Series 2014-2R Class 18A1 01/27/37	3.000%	7,494,778	7,343,350
Series 2014-2R Class 19A1 05/27/36	3.000%	5,863,979	5,753,881
Credit Suisse Mortgage Capital Certificates(b)(c) CMO Series 2011-5R Class 3A1 09/27/47	3.014%	2,436,813	2,371,741
CMO Series 2014-CIM1 Class A2 01/25/58	3.933%	12,000,000	11,905,676
CMO Series 2014-RPL4 Class A1 08/25/62	3.625%	9,727,331	9,599,217
CMO Series 2014-RPL4 Class A2 08/25/62	4.664%	13,556,000	13,123,392
Series 2008-4R Class 3A4 01/26/38	2.873%	6,187,000	5,787,799
Series 2012-11 Class 3A2 06/29/47	1.435%	8,599,883	7,694,642
Credit Suisse Securities (USA) LLC(b) CMO Series 2014-RPL1 Class A3 02/25/54	4.154%	2,250,000	2,212,886

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Securities (USA) LLC(b)(c) CMO Series 2014-RPL1 Class A1 02/25/54	3.250%	18,133,130	17,882,635
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 04/25/33	5.500%	1,045,412	1,054,255
Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1(b) 12/27/37	4.000%	1,532,426	1,532,782
NRPL Trust Series 2014-1A Class A1(b)(c) 04/25/54	3.250%	9,075,764	9,063,966
NZES Series 2015-PLS1 Class A(b)(c) 04/25/17	5.689%	1,014,821	1,005,929
Nomura Resecuritization Trust CMO Series 2011-2RA Class 2A13(b)(c) 07/26/35	2.655%	4,493,877	4,432,894
Pretium Mortgage Credit Partners I Series 2015-NPL1 Class A2(b)(c) 05/28/30	4.250%	3,000,000	2,860,314
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2(b)(c) 08/26/35	2.790%	10,000,000	9,677,067
VML LLC CMO Series 2014-NPL1 Class A1(b) 04/27/54	3.875%	3,735,388	3,716,900
Vericrest Opportunity Loan Transferee CMO Series 2015-NPL4 Class A1(b) 02/25/55	3.500%	4,781,463	4,742,706
VOLT XLIV LLC CMO Series 2016-NPL4 Class A1(b)(c) 04/25/46	4.250%	12,000,000	11,989,412
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $253,450,544)			252,872,847

Commercial Mortgage-Backed Securities —
Non-Agency 4.8%

1211 Avenue of the Americas Trust Series 2015-1211 Class E(b)(c) 08/10/35	4.280%	8,500,000	7,423,688
American Homes 4 Rent Series 2014-SFR1 Class F(b)(c) 06/17/31	3.683%	5,215,000	4,945,726
BAMLL Re-REMIC Trust CMO PO Series 2013-FRR1 Class A1(b)(g)(h) 12/26/20	0.000%	4,000,000	3,079,365

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Mortgage Trust Series 2014-ATLS Class DFX(b)(c) 07/05/33	4.847%	4,500,000	4,328,682
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F(b)(c) 09/15/26	3.933%	8,054,000	8,048,604
Banc of America Merrill Lynch Re-Remic Trust(b)(c) Series 2014-FRR7 Class A 10/26/44	2.689%	2,400,000	2,366,914
Series 2014-FRR7 Class B 10/26/44	2.689%	3,900,000	3,763,861
Series 2015-FR11 Class A705 09/27/44	1.880%	4,000,000	3,658,403
GS Mortgage Securities Trust Series 2007-GG10 Class AM(c) 08/10/45	5.987%	17,621,500	16,740,781
Invitation Homes Trust(b)(c) Series 2015-SFR3 Class E 08/17/32	4.183%	3,000,000	2,935,809
Series 2015-SFR3 Class F 08/17/32	5.183%	13,500,000	13,217,164
Subordinated, Series 2014-SFR3 Class E 12/17/31	4.933%	2,400,000	2,374,550
JPMCC Re-REMIC Trust Series 2016-GG10 Class AMB(b)(c) 04/15/36	5.987%	11,800,000	11,774,263
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM 05/15/47	5.372%	3,100,000	3,090,398
ORES NPL LLC Series 2014-LV3 Class B(b) 03/27/24	6.000%	6,300,000	6,300,000
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B(b) 12/25/32	5.071%	11,650,000	11,647,912
Rialto Real Estate Fund LP(b) Series 2014-LT5 Class A 05/15/24	2.850%	499,010	498,047
Series 2014-LT6 Class B 09/15/24	5.486%	6,375,000	6,373,499
VFC LLC(b) Series 2014-2 Class A 07/20/30	2.750%	7,584	7,584
Series 2014-2 Class B 07/20/30	5.500%	6,400,000	6,377,043
Series 2015-3 Class A 12/20/31	2.750%	56,766	56,766
Subordinated, Series 2015-3 Class B 12/20/31	4.750%	5,500,000	5,498,160
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $126,470,200)			124,507,219

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency 3.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A Voce CLO Ltd. Series 2014-1A Class C(b)(c) 07/15/26	4.128%	7,200,000	6,181,222
Apidos CLO XXII Series 2015-22A Class D(b)(c) 10/20/27	6.634%	1,000,000	883,271
Ares CLO Ltd. Series 2014-32A Class C(b)(c) 11/15/25	4.818%	1,250,000	1,181,251
Ares XXXVII CLO Ltd. Series 2015-4A Class D1(b)(c) 10/15/26	7.428%	4,000,000	3,708,680
Ares XXXVIII CLO Ltd.(b)(c) 01/20/27	6.714%	3,500,000	3,143,466
Avery Point VII CLO Ltd.(b)(c) 01/15/28	7.186%	2,200,000	2,024,400
Bayview Opportunity Master Fund IIIB Trust CMO Series 2014-11RP Class A(b)(c) 06/28/19	3.228%	2,109,914	2,103,373
Bellemeade Re II Ltd. CMO Series 2016-1 Class M2A(b)(c)(d) 04/25/26	4.933%	7,000,000	7,000,000
Betony CLO Ltd. Series 2015-1A Class E(b)(c) 04/15/27	5.978%	5,000,000	4,038,790
Carlyle Global Market Strategies CLO Series 2015-5A Class C(b)(c) 01/20/28	4.542%	6,500,000	6,216,821
FNA Trust Series 2015-1 Class A(b) 12/10/23	3.240%	3,752,160	3,753,334
GCAT LLC CMO Series 2014-2 Class A1(b)(c) 10/25/19	3.721%	6,362,314	6,299,956
GFT Mortgage Loan Trust CMO Series 2015-GFT1 Class A(b)(c) 01/25/55	3.721%	1,464,157	1,446,587
GMAC Mortgage Home Equity Loan Trust CMO Series 2004-HE5 Class A5 (FGIC) 09/25/34	5.865%	813,556	829,407
OZLM XIV Ltd. Series 2015-14A Class C(b)(c) 01/15/29	4.732%	4,750,000	4,531,628
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1(b)(c) 01/25/55	3.475%	1,986,354	1,974,064
Octagon Investment Partners XXII Ltd. Series 2014-1A Class D1(b)(c) 11/25/25	4.535%	5,500,000	5,093,214

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners XXVI Ltd. Series 2016-1A Class E(b)(c) 04/15/27	8.474%	4,000,000	3,874,800
Selene Non-Performing Loans LLC Series 2014-1A Class A(b)(c) 05/25/54	2.981%	2,452,693	2,432,200
SoFi Professional Loan Program LLC(b)(g) Series 2015-D Class RC 10/26/37	0.000%	15	10,000,000
Series 2016-A Class RPO 01/25/38	0.000%	18	9,000,000
Total Asset-Backed Securities — Non-Agency (Cost: $87,465,720)			85,716,464

Inflation-Indexed Bonds(a) 0.8%

BRAZIL —%
Brazil Notas do Tesouro Nacional 08/15/30	6.000%	BRL	2,862,660	835,573
MEXICO 0.3%
Mexican Udibonos 11/15/40	4.000%	MXN	98,115,516	6,122,008
UNITED STATES 0.5%
U.S. Treasury Inflation-Indexed Bond(i) 01/15/24	0.625%		13,227,485	13,827,378
Total Inflation-Indexed Bonds (Cost: $21,397,082)				20,784,959

U.S. Treasury Obligations —%

U.S. Treasury(i) 11/15/44	3.000%	920,000	984,651
Total U.S. Treasury Obligations (Cost: $907,350)			984,651

Foreign Government Obligations(a)(j) 11.9%

ANGOLA —%
Angolan Government International Bond(b) 11/12/25	9.500%	1,100,000	1,078,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Foreign Government Obligations(a)(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
ARGENTINA 0.6%
Argentina Republic Government International Bond(b) 04/22/21	6.875%		400,000	413,000
04/22/21	6.875%		3,120,000	3,213,600
04/22/26	7.500%		640,000	650,880
04/22/26	7.500%		1,140,000	1,157,100
04/22/46	7.625%		304,000	299,440
04/22/46	7.625%		796,000	782,866
Argentina Republic Government International Bond(e) 12/31/33	0.000%		1,682,446	1,737,125
Provincia de Buenos Aires(b) 06/09/21	9.950%		1,806,917	1,966,658
06/09/21	9.950%		1,200,000	1,308,000
Provincia de Cordoba(b) 08/17/17	12.375%		2,346,000	2,504,355
YPF SA(b) 03/23/21	8.500%		1,600,000	1,668,000
07/28/25	8.500%		900,000	927,000
Total				16,628,024
BRAZIL 1.0%
Brazil Minas SPE via State of Minas Gerais(b) 02/15/28	5.333%		2,300,000	1,978,000
Brazil Notas do Tesouro Nacional Series F 01/01/25	10.000%	BRL	57,000,000	15,088,896
Brazilian Government International Bond 01/07/25	4.250%		5,000,000	4,650,000
01/20/34	8.250%		2,460,000	2,835,150
01/07/41	5.625%		800,000	703,000
Petrobras Global Finance BV 01/27/21	5.375%		1,880,000	1,666,150
Total				26,921,196
CHILE 0.1%
Chile Government International Bond 08/05/20	5.500%	CLP	685,500,000	1,087,395
Empresa Nacional del Petroleo(b) 07/08/19	6.250%		600,000	657,000
Total				1,744,395
COLOMBIA 0.9%
Bogota Distrito Capital(b) 07/26/28	9.750%	COP	200,000,000	70,643
Colombia Government International Bond 04/14/21 7.750% COP 9,150,000,000 3,271,425 06/28/27	9.850%	COP	19,242,000,000	7,768,562
01/18/41	6.125%		4,200,000	4,555,996
Ecopetrol SA 07/23/19	7.625%		655,000	729,670

Foreign Government Obligations(a)(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
01/16/25	4.125%		1,200,000	1,050,000
06/26/26	5.375%		700,000	642,250
Emgesa SA ESP(b) 01/25/21	8.750%	COP	1,700,000,000	579,716
Empresas Publicas de Medellin ESP(b) 07/29/19	7.625%		100,000	113,125
02/01/21	8.375%	COP	11,464,000,000	3,840,141
09/10/24	7.625%	COP	1,216,000,000	374,500
Transportadora de Gas Internacional SA ESP(b) 03/20/22	5.700%		615,000	638,062
Total				23,634,090
COSTA RICA 0.1%
Costa Rica Government International Bond(b) 03/12/45	7.158%		3,000,000	2,790,000
CROATIA 0.2%
Croatia Government International Bond(b) 01/26/24	6.000%		4,192,000	4,585,000
DOMINICAN REPUBLIC 0.7%
Banco de Reservas de la Republica Dominicana Subordinated(b) 02/01/23	7.000%		2,750,000	2,722,500
Dominican Republic International Bond(b) 05/06/21	7.500%		1,022,000	1,115,257
02/10/23	14.500%	DOP	25,000,000	620,434
04/20/27	8.625%		2,900,000	3,335,000
04/30/44	7.450%		3,900,000	4,163,250
Dominican Republic International Bond(b)(k) 02/22/19	12.000%	DOP	31,000,000	710,468
07/05/19	14.500%	DOP	101,000,000	2,504,571
01/08/21	14.000%	DOP	79,470,000	1,967,955
Total				17,139,435
ECUADOR 0.1%
Ecuador Government International Bond(b) 03/24/20	10.500%		2,800,000	2,653,000
EGYPT —%
Egypt Government International Bond(b) 06/11/25	5.875%		1,000,000	900,000
EL SALVADOR 0.1%
El Salvador Government International Bond(b) 06/15/35	7.650%		490,000	439,775
02/01/41	7.625%		1,500,000	1,316,250
Total				1,756,025
GEORGIA 0.2%
Georgian Railway JSC(b) 07/11/22	7.750%		5,358,000	5,786,640

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Foreign Government Obligations(a)(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
GHANA —%
Ghana Government International Bond(b) 01/18/26	8.125%		800,000	632,160
GUATEMALA 0.1%
Guatemala Government Bond(b) 02/13/28	4.875%		2,679,000	2,739,278
HONDURAS —%
Honduras Government International Bond(b) 03/15/24	7.500%		1,068,000	1,132,080
HUNGARY 1.2%
Hungary Government Bond 06/24/25	5.500%	HUF	4,000,000,000	17,343,856
Hungary Government International Bond 11/22/23	5.750%		5,382,000	6,088,387
03/25/24	5.375%		2,950,000	3,281,875
Magyar Export-Import Bank Zrt.(b) 02/12/18	5.500%		2,111,000	2,212,180
01/30/20	4.000%		1,579,000	1,601,858
Total				30,528,156
INDONESIA 0.8%
Indonesia Government International Bond(b) 03/13/20	5.875%		11,125,000	12,376,563
04/25/22	3.750%		1,200,000	1,229,432
Majapahit Holding BV(b) 01/20/20	7.750%		1,100,000	1,257,034
06/29/37	7.875%		2,780,000	3,370,750
PT Pertamina Persero(b) 05/03/22	4.875%		1,600,000	1,649,174
Total				19,882,953
IVORY COAST 0.1%
Ivory Coast Government International Bond(b) 07/23/24	5.375%		700,000	645,750
Ivory Coast Government International Bond(b)(c) 12/31/32	5.750%		934,000	850,033
Total				1,495,783
JAMAICA —%
Jamaica Government International Bond 04/28/28	6.750%		950,000	973,750
KAZAKHSTAN 0.3%
KazMunayGas National Co. JSC(b) 07/02/18	9.125%		1,980,000	2,168,100
04/09/21	6.375%		500,000	521,250

Foreign Government Obligations(a)(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Kazakhstan Government International Bond(b) 07/21/45	6.500%		3,500,000	3,818,689
Total				6,508,039
MACEDONIA —%
Macedonia Government International Bond(b) 07/24/21	3.975%	EUR	557,000	615,311
MEXICO 1.2%
Mexican Bonos 06/16/16	6.250%	MXN	29,600,000	1,724,426
06/11/20	8.000%	MXN	44,530,000	2,866,551
06/10/21	6.500%	MXN	50,000	3,065
06/09/22	6.500%	MXN	55,300,000	3,384,090
06/03/27	7.500%	MXN	44,450,000	2,892,448
Mexico Government International Bond 01/11/40	6.050%		2,350,000	2,784,750
01/23/46	4.600%		1,800,000	1,779,300
Pemex Finance Ltd. 11/15/18	9.150%		1,708,437	1,831,274
(NPFGC) 08/15/17	10.610%		618,750	653,948
Pemex Project Funding Master Trust 01/21/21	5.500%		1,750,000	1,837,500
Petroleos Mexicanos 03/01/18	5.750%		2,870,000	3,008,564
05/03/19	8.000%		600,000	667,980
01/23/26	4.500%		900,000	856,260
11/12/26	7.470%	MXN	23,700,000	1,236,888
06/15/35	6.625%		870,000	883,050
06/02/41	6.500%		2,500,000	2,495,000
Petroleos Mexicanos(b) 11/24/21	7.650%	MXN	18,600,000	1,057,405
09/12/24	7.190%	MXN	3,800,000	194,496
Total				30,156,995
MOROCCO 0.1%
Morocco Government International Bond(b) 12/11/22	4.250%		1,804,000	1,867,140
NETHERLANDS —%
Petrobras Global Finance BV 03/17/24	6.250%		208,000	181,480
PARAGUAY 0.1%
Paraguay Government International Bond(b) 08/11/44	6.100%		1,439,000	1,474,975
PERU 0.3%
Corporacion Financiera de Desarrollo SA(b) 02/08/22	4.750%		2,258,000	2,421,705

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Foreign Government Obligations(a)(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Peruvian Government International Bond 11/21/33	8.750%		2,508,000	3,805,890
Peruvian Government International Bond(b) 08/12/26	8.200%	PEN	2,683,000	937,961
Total				7,165,556
PHILIPPINES 0.1%
Philippine Government International Bond 03/30/26	5.500%		798,000	999,250
Power Sector Assets & Liabilities Management Corp.(b) 12/02/24	7.390%		1,082,000	1,449,880
Total				2,449,130
REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds(b) 11/03/21	5.500%		3,192,000	3,355,239
REPUBLIC OF THE CONGO —%
Congolese International Bond(b)(c) 06/30/29	4.000%		61,028	43,791
ROMANIA 0.5%
Romania Government Bond 02/24/25	4.750%	RON	51,865,000	14,325,610
RUSSIAN FEDERATION 1.0%
Gazprom Neft OAO Via GPN Capital SA(b) 09/19/22	4.375%		4,800,000	4,584,000
Gazprom OAO Via Gaz Capital SA(b) 04/11/18	8.146%		2,813,000	3,065,945
03/07/22	6.510%		8,577,000	9,279,713
02/06/28	4.950%		1,900,000	1,795,272
08/16/37	7.288%		300,000	332,340
Russian Agricultural Bank OJSC Via RSHB Capital SA(b) 12/27/17	5.298%		300,000	307,125
Russian Foreign Bond — Eurobond(b) 04/04/42	5.625%		4,000,000	4,207,072
Russian Foreign Bond — Eurobond(b)(c) 03/31/30	7.500%		3,169,650	3,864,260
Total				27,435,727
SENEGAL —%
Senegal Government International Bond(b) 07/30/24	6.250%		505,000	473,438
SERBIA 0.1%
Serbia International Bond(b) 12/03/18	5.875%		1,735,000	1,832,594
09/28/21	7.250%		1,600,000	1,812,477
Total				3,645,071

Foreign Government Obligations(a)(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
TRINIDAD AND TOBAGO 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.(b) 08/14/19	9.750%		5,850,000	6,101,550
TURKEY 0.9%
Export Credit Bank of Turkey(b) 09/23/21	5.000%		600,000	606,000
TC Ziraat Bankasi AS(b) 04/29/21	4.750%		1,200,000	1,200,463
Turkey Government International Bond 03/30/21	5.625%		3,150,000	3,415,980
09/26/22	6.250%		1,300,000	1,457,625
03/23/23	3.250%		2,800,000	2,670,500
02/05/25	7.375%		10,280,000	12,464,500
03/17/36	6.875%		630,000	750,487
05/30/40	6.750%		1,500,000	1,780,335
Total				24,345,890
UNITED STATES 0.6%
Israel Government Bond 08/31/25	1.750%	ILS	56,000,000	15,054,932
URUGUAY 0.1%
Uruguay Government International Bond 03/21/36	7.625%		725,000	941,594
PIK 01/15/33	7.875%		1,340,000	1,753,725
Total				2,695,319
ZAMBIA 0.1%
Zambia Government International Bond(b) 04/14/24	8.500%		1,094,000	902,769
07/30/27	8.970%		1,050,000	858,375
Total				1,761,144
Total Foreign Government Obligations (Cost: $317,464,383)				312,656,302

Municipal Bonds 0.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004(b)(e)(l)(m) 10/01/11	0.000%	2,675,827	1,336,013
Total Municipal Bonds (Cost: $2,675,827)			1,336,013

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Senior Loans 6.0%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.2%
Doncasters US Finance LLC Tranche B Term Loan(c)(n) 04/09/20	4.500%	1,346,553	1,264,076
Engility Corp.(c)(n) 1st Lien Term Loan 05/22/20	7.000%	919,635	901,243
05/22/20	7.000%	500,721	490,707
TransDigm, Inc. Tranche E Term Loan(c)(n) 05/16/22	3.500%	1,636,656	1,617,949
Total			4,273,975
AIRLINES —%
American Airlines, Inc. Term Loan(c)(n) 10/10/21	3.500%	1,000,000	996,750
AUTOMOTIVE 0.1%
Gates Global LLC Term Loan(c)(n) 07/06/21	4.250%	1,019,352	974,572
Navistar, Inc. Tranche B Term Loan(c)(n) 08/07/20	6.500%	997,500	937,650
Total			1,912,222
BROKERAGE/ASSET MANAGERS/EXCHANGES —%
RCS Capital Corp.(c)(e)(n) 1st Lien Term Loan 04/29/19	0.000%	467,949	313,526
RCS Capital Corp.(n) Term Loan 08/08/16	0.000%	126,664	126,823
USI, Inc. Term Loan(c)(n) 12/27/19	4.250%	441,965	436,166
Total			876,515
BUILDING MATERIALS —%
Contech Engineered Solutions LLC Term Loan(c)(n) 04/29/19	6.250%	364,688	363,433
CABLE AND SATELLITE 0.2%
CSC Holdings, Inc. Term Loan(c)(n) 10/09/22	5.000%	700,000	702,191

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Encompass Digital Media, Inc. Tranche B 1st Lien Term Loan(c)(n) 06/06/21	5.500%	1,204,513	1,162,355
Numericable US LLC Tranche B5 Term Loan(c)(n) 07/29/22	4.563%	995,000	992,512
Virgin Media Investment Holdings Ltd. Tranche F Term Loan(c)(n) 06/30/23	3.649%	1,000,000	997,500
Total			3,854,558
CHEMICALS 0.6%
Allnex & Cy SCA Tranche B1 Term Loan(c)(n) 10/03/19	4.500%	653,236	650,382
Allnex U.S.A, Inc. Tranche B2 Term Loan(c)(n) 10/03/19	4.500%	338,930	337,449
Ascend Performance Materials Operations LLC Tranche B Term Loan(c)(n) 04/10/18	6.750%	771,859	735,196
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan(c)(n) 02/01/20	3.750%	858,885	858,172
Chemours Co. LLC (The) Tranche B Term Loan(c)(n) 05/12/22	3.750%	447,309	434,561
ColourOz Investment 1 GmbH Tranche C 1st Lien Term Loan(c)(n) 09/07/21	4.500%	140,789	138,149
ColourOz Investment 2 GmbH Tranche B2 1st Lien Term Loan(c)(n) 09/07/21	4.500%	851,655	835,686
Eco Services Operations Term Loan(c)(n) 12/01/21	4.750%	1,014,862	988,221
HII Holding Corp. 2nd Lien Term Loan(c)(n) 12/21/20	9.750%	1,350,000	1,277,437
Kronos Worldwide, Inc. Term Loan(c)(n) 02/18/20	4.000%	1,960,000	1,815,450
MacDermid, Inc. Tranche B 1st Lien Term Loan(c)(n) 06/07/20	5.500%	1,969,620	1,929,814
Minerals Technologies, Inc. Tranche B1 Term Loan(c)(n) 05/10/21	3.750%	131,950	131,620

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Nexeo Solutions LLC Term Loan(c)(n) 09/08/17	5.000%	1,808,119	1,801,339
PQ Corp. Term Loan(c)(d)(n) 10/27/22	5.750%	300,000	301,446
Royal Holdings, Inc. 2nd Lien Term Loan(c)(n) 06/19/23	8.500%	1,000,000	944,170
Solenis International LP/Holdings 3 LLC 1st Lien Term Loan(c)(n) 07/31/21	4.250%	1,633,190	1,613,591
Trinseo Materials Operating SCA/Finance, Inc. Tranche B Term Loan(c)(n) 11/05/21	4.250%	992,500	990,843
Univar, Inc. Term Loan(c)(n) 07/01/22	4.250%	796,000	785,907
Total			16,569,433
CONSTRUCTION MACHINERY —%
North American Lifting Holdings, Inc. 1st Lien Term Loan(c)(n) 11/27/20	5.500%	1,451,428	1,064,376
CONSUMER CYCLICAL SERVICES 0.1%
Creative Artists Agency LLC Term Loan(c)(n) 12/17/21	5.500%	1,239,213	1,237,144
Weight Watchers International, Inc. Tranche B2 Term Loan(c)(n) 04/02/20	4.000%	1,358,000	992,467
Total			2,229,611
CONSUMER PRODUCTS 0.1%
Affinion Group, Inc. Tranche B Term Loan(c)(n) 04/30/18	6.750%	1,178,947	1,037,721
Fender Musical Instruments Corp. Term Loan(c)(n) 04/03/19	5.750%	223,125	221,173
NBTY, Inc. Tranche B Term Loan(c)(d)(n) 05/09/23	5.000%	525,000	526,423
Varsity Brands, Inc. 1st Lien Term Loan(c)(n) 12/10/21	5.000%	594,550	595,543
Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Waterpik, Inc. Term Loan(c)(n) 07/08/20	5.750%	667,121	664,619
Total			3,045,479
DIVERSIFIED MANUFACTURING 0.3%
Accudyne Industries Borrower SCA/LLC Term Loan(c)(n) 12/13/19	4.000%	1,296,992	1,164,868
Apex Tool Group LLC Term Loan(c)(n) 01/31/20	4.500%	1,869,718	1,827,649
Filtration Group Corp. 1st Lien Term Loan(c)(n) 11/23/20	4.250%	2,096,733	2,088,346
Horizon Global Corp. Tranche B Term Loan(c)(n) 06/30/21	7.000%	385,000	377,300
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan(c)(n) 08/21/20	4.000%	994,898	987,436
Terex Corp. Term Loan(c)(d)(n) 12/01/22	4.500%	325,000	317,281
William Morris Endeavor Entertainment LLC(c)(n) 1st Lien Term Loan 05/06/21	5.250%	1,387,937	1,384,814
2nd Lien Term Loan 05/06/22	8.250%	250,000	243,438
Total			8,391,132
ELECTRIC 0.3%
Astoria Energy LLC Tranche B Term Loan(c)(n) 12/24/21	5.000%	337,663	323,103
Calpine Corp. Term Loan(c)(n) 05/27/22	3.500%	818,813	813,547
Essential Power LLC Term Loan(c)(n) 08/08/19	4.750%	441,740	435,114
FREIF North American Power I LLC(c)(n) Tranche B Term Loan 03/27/22	4.750%	490,965	476,236
Tranche C Term Loan 03/27/22	4.750%	91,525	88,780
NRG Energy, Inc. Term Loan(c)(n) 07/01/18	2.750%	619,466	617,806

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
TPF Generation Holdings LLC Term Loan(c)(n) 12/31/17	4.750%	1,729,823	1,643,331
TPF II Power LLC Term Loan(c)(n) 10/02/21	5.500%	994,962	991,231
Texas Competitive Electric Holdings Co. LLC Term Loan(c)(n) 06/30/16	4.913%	1,345,944	448,536
Viva Alamo LLC Term Loan(c)(n) 02/22/21	5.250%	714,083	468,617
Windsor Financing LLC Tranche B Term Loan(c)(n) 12/05/17	6.250%	1,682,262	1,614,972
Total			7,921,273
ENVIRONMENTAL 0.2%
ADS Waste Holdings, Inc. Tranche B2 Term Loan(c)(n) 10/09/19	3.750%	889,569	886,234
EWT Holdings III Corp.(c)(n) 1st Lien Term Loan 01/15/21	4.750%	962,614	943,362
2nd Lien Term Loan 01/15/22	8.500%	500,000	462,500
STI Infrastructure SARL Term Loan(c)(n) 08/22/20	6.250%	2,032,719	1,565,193
Total			3,857,289
FOOD AND BEVERAGE 0.2%
AdvancePierre Foods, Inc. 1st Lien Term Loan(c)(n) 07/10/17	5.750%	1,935,000	1,936,606
Dole Food Co., Inc. Tranche B Term Loan(c)(n) 11/01/18	4.502%	997,310	995,705
Hostess Brands, Inc. Tranche B 1st Lien Term Loan(c)(n) 08/03/22	4.500%	398,000	399,162
Performance Food Group, Inc. 2nd Lien Term Loan(c)(n) 11/14/19	6.000%	643,388	644,996
U.S. Foods, Inc. Term Loan(c)(n) 03/31/19	4.500%	994,885	993,641
Total			4,970,110

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
GAMING 0.3%
Amaya Holdings BV Tranche B 1st Lien Term Loan(c)(n) 08/01/21	5.000%	1,982,506	1,894,542
CCM Merger, Inc. Term Loan(c)(n) 08/06/21	4.500%	344,939	345,694
Cannery Casino Resorts LLC(c)(n) 1st Lien Term Loan 10/02/18	6.000%	988,883	982,703
2nd Lien Term Loan 10/02/19	12.500%	259,426	257,480
Graton Economic Development Authority Tranche B Term Loan(c)(n) 09/01/22	4.750%	569,472	569,472
Las Vegas Sands LLC Tranche B Term Loan(c)(n) 12/19/20	3.250%	994,911	995,190
Mohegan Tribal Gaming Authority Tranche B Term Loan(c)(n) 06/15/18	5.500%	578,625	574,766
ROC Finance LLC Tranche B Term Loan(c)(n) 06/20/19	5.000%	1,438,125	1,363,817
Scientific Games International, Inc. Tranche B2 Term Loan(c)(n) 10/01/21	6.000%	987,500	970,989
Total			7,954,653
HEALTH CARE 0.4%
Alliance HealthCare Services, Inc. Term Loan(c)(n) 06/03/19	4.250%	753,625	715,944
CHS/Community Health Systems, Inc.(c)(n) Tranche F Term Loan 12/31/18	3.750%	280,711	279,307
Tranche G Term Loan 12/31/19	3.750%	373,378	367,643
Tranche H Term Loan 01/27/21	4.000%	484,736	477,354
IASIS Healthcare LLC Tranche B2 Term Loan(c)(n) 05/03/18	4.500%	1,605,269	1,601,256
Kindred Healthcare, Inc. Term Loan(c)(n) 04/09/21	4.250%	493,719	492,484
National Mentor Holdings, Inc. Tranche B Term Loan(c)(n) 01/31/21	4.250%	994,924	990,198

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Onex Carestream Finance LP 1st Lien Term Loan(c)(n) 06/07/19	5.000%	1,786,436	1,713,192
Ortho-Clinical Diagnostics Holdings SARL Term Loan(c)(n) 06/30/21	4.750%	994,937	941,101
Surgery Center Holdings, Inc. 1st Lien Term Loan(c)(n) 11/03/20	5.250%	1,488,693	1,491,492
Team Health, Inc. Tranche B Term Loan(c)(n) 11/23/22	4.500%	448,875	451,680
Tecomet, Inc. 1st Lien Term Loan(c)(n) 12/03/21	5.750%	992,462	937,877
Total			10,459,528
INDEPENDENT ENERGY —%
Samson Investment Co. Tranche 1 2nd Lien Term Loan(c)(e)(n) 09/25/18	0.000%	1,425,000	11,870
Templar Energy LLC 2nd Lien Term Loan(c)(n) 11/25/20	8.500%	1,000,000	98,330
Total			110,200
LEISURE 0.3%
24 Hour Fitness Worldwide, Inc. Term Loan(c)(n) 05/28/21	4.750%	712,313	687,381
Delta 2 SARL Tranche B3 Term Loan(c)(n) 07/30/21	4.750%	1,000,000	981,430
Life Time Fitness, Inc. Term Loan(c)(n) 06/10/22	4.250%	322,563	320,546
Lions Gate Entertainment Corp. 2nd Lien Term Loan(n) 03/17/22	5.000%	1,400,000	1,365,000
Metro-Goldwyn-Mayer, Inc. 2nd Lien Term Loan(c)(n) 06/26/20	5.125%	1,300,000	1,291,069
Steinway Musical Instruments, Inc. 1st Lien Term Loan(c)(n) 09/19/19	4.750%	995,992	958,643
Zuffa LLC Term Loan(c)(n) 02/25/20	3.750%	1,717,337	1,699,735
Total			7,303,804

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MEDIA AND ENTERTAINMENT 0.4%
Activision Blizzard, Inc. Term Loan(c)(n) 10/13/20	3.250%	598,662	601,560
Cumulus Media Holdings, Inc. Term Loan(c)(n) 12/23/20	4.250%	1,000,000	679,580
Getty Images, Inc. Term Loan(c)(n) 10/18/19	4.750%	1,935,000	1,456,087
Hubbard Radio LLC Term Loan(c)(n) 05/27/22	4.250%	973,838	942,802
ION Media Networks, Inc. Tranche B1 Term Loan(c)(n) 12/18/20	4.750%	836,322	835,277
Learfield Communications, Inc. 1st Lien Term Loan(c)(n) 10/09/20	4.250%	1,564,259	1,559,379
Salem Communications Corp. Term Loan(c)(n) 03/13/20	4.500%	994,310	954,538
Sinclair Television Group, Inc. Tranche B1 Term Loan(c)(n) 07/30/21	3.500%	272,938	272,141
Tribune Media Co. Tranche B Term Loan(c)(n) 12/27/20	3.750%	994,988	993,435
Univision Communications, Inc. Term Loan(c)(n) 03/01/20	4.000%	1,066,382	1,063,268
iHeartCommunications, Inc. Tranche D Term Loan(c)(n) 01/30/19	7.185%	1,128,407	841,295
Total			10,199,362
METALS —%
FMG Resources August 2006 Proprietary Ltd. Term Loan(c)(n) 06/30/19	4.250%	1,041,448	979,972
Noranda Aluminum Acquisition Corp. Tranche B Term Loan(c)(n) 02/28/19	5.750%	291,667	102,083
Total			1,082,055

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
OIL FIELD SERVICES —%
Drillships Financing Holding, Inc. Tranche B1 Term Loan(c)(n) 03/31/21	6.000%	868,724	413,730
Fieldwood Energy LLC 2nd Lien Term Loan(c)(n) 09/30/20	8.375%	1,000,000	255,000
Total			668,730
OTHER FINANCIAL INSTITUTIONS —%
IG Investments Holdings LLC Tranche B Term Loan(c)(n) 10/31/21	6.000%	307,705	305,142
OTHER INDUSTRY 0.1%
ATI Acquisition Co. Tranche B Term Loan(c)(e)(k)(l)(n)(o) 12/30/14	0.000%	120,528	—
Harland Clarke Holdings Corp. Tranche B3 Term Loan(c)(n) 05/22/18	7.000%	1,562,295	1,542,375
Total			1,542,375
OTHER REIT 0.1%
DTZ US Borrower LLC 1st Lien Term Loan(c)(n) 11/04/21	4.250%	1,364,688	1,360,703
PACKAGING 0.4%
BWAY Intermediate Co., Inc. Term Loan(c)(n) 08/14/20	5.500%	1,487,393	1,481,815
Exopack Holdings S.A. Term Loan(c)(n) 05/08/19	4.500%	1,488,579	1,474,318
Kleopatra Acquisition Co. Term Loan(c)(n) 04/28/20	5.000%	297,900	297,900
Kleopatra Acquisition Corp. Term Loan(c)(n) 04/28/20	5.000%	697,087	697,087
Mauser Holding SARL 1st Lien Term Loan(c)(n) 07/31/21	4.500%	272,236	264,614
Packaging Coordinators, Inc. Tranche B 1st Lien Term Loan(c)(n) 08/01/21	5.250%	994,949	986,244

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Pregis Holding I Corp. 1st Lien Term Loan(c)(n) 05/20/21	4.500%	1,363,373	1,327,584
Printpack Holdings, Inc. 1st Lien Term Loan(c)(n) 05/29/20	6.000%	997,462	989,981
Prolampac Holdings, Inc. 2nd Lien Term Loan(c)(n) 08/18/23	9.250%	1,000,000	900,000
Ranpack Corp. Tranche B1 Term Loan(c)(n) 10/01/21	4.250%	1,871,982	1,815,822
Reynolds Group Holdings, Inc. Term Loan(c)(n) 12/01/18	4.500%	1,000,000	1,001,880
Total			11,237,245
PAPER 0.1%
Caraustar Industries, Inc. Term Loan(c)(n) 05/01/19	8.000%	833,787	828,575
Xerium Technologies, Inc. Term Loan(c)(n) 05/17/19	6.250%	1,322,777	1,283,094
Total			2,111,669
PHARMACEUTICALS 0.1%
Atrium Innovations, Inc. Tranche B1 1st Lien Term Loan(c)(n) 02/15/21	4.250%	959,990	881,991
Endo Finance Co. I SARL Tranche B Term Loan(c)(n) 09/26/22	3.750%	349,125	347,816
Pharmaceutical Product Development, Inc. Term Loan(c)(n) 08/18/22	4.250%	1,290,250	1,287,295
Valeant Pharmaceuticals International, Inc.(c)(n) Tranche B-C2 Term Loan 12/11/19	4.750%	843,421	820,860
Tranche B-D2 Term Loan 02/13/19	4.500%	441,004	427,774
Total			3,765,736
PROPERTY & CASUALTY 0.1%
Alliant Holdings Intermediate LLC Term Loan(c)(n) 08/12/22	4.500%	397,000	392,887

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Asurion LLC(c)(n) Tranche B1 Term Loan 05/24/19	5.000%	536,408	534,396
Tranche B4 Term Loan 08/04/22	5.000%	270,875	268,892
Hub International Ltd. Term Loan(c)(n) 10/02/20	4.250%	594,435	587,255
Total			1,783,430
RETAILERS 0.7%
Academy Ltd. Term Loan(c)(n) 07/01/22	5.000%	1,633,040	1,600,037
BJ's Wholesale Club, Inc. 1st Lien Term Loan(c)(n) 09/26/19	4.500%	1,136,469	1,123,684
Bass Pro Group LLC Term Loan(c)(n) 06/05/20	4.000%	1,580,346	1,554,175
David's Bridal, Inc. Term Loan(c)(n) 10/11/19	5.250%	2,469,949	2,201,342
Dollar Tree, Inc.(c)(n) Tranche B1 Term Loan 07/06/22	3.500%	322,043	323,319
Dollar Tree, Inc.(n) Tranche B2 Term Loan 07/06/22	4.250%	250,000	250,207
Hudson's Bay Co. Term Loan(c)(n) 09/30/22	4.750%	126,728	127,150
J. Crew Group, Inc. Term Loan(c)(n) 03/05/21	4.000%	2,035,391	1,620,049
Jo-Ann Stores, Inc. Tranche B Term Loan(c)(n) 03/16/18	4.000%	1,306,459	1,293,394
Leslie's Poolmart, Inc. Tranche B Term Loan(c)(n) 10/16/19	4.250%	1,959,398	1,953,284
Neiman Marcus Group, Inc. (The) Term Loan(c)(n) 10/25/20	4.250%	503,043	478,676
Party City Holdings, Inc. Term Loan(c)(n) 08/19/22	4.250%	547,219	544,713

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
PetSmart, Inc. Tranche B1 Term Loan(c)(n) 03/11/22	4.250%	544,500	542,665
Raley's Term Loan(c)(n) 05/18/22	7.250%	2,382,188	2,370,277
Rite Aid Corp.(c)(n) Tranche 1 2nd Lien Term Loan 08/21/20	5.750%	1,050,000	1,052,184
Tranche 2 2nd Lien Term Loan 06/21/21	4.875%	325,000	325,205
Sports Authority, Inc. (The) Tranche B Term Loan(c)(n) 11/16/17	0.000%	948,449	256,081
Total			17,616,442
SUPERMARKETS 0.1%
Albertson's LLC Tranche B2 Term Loan(c)(n) 03/21/19	5.500%	2,016,654	2,019,174
TECHNOLOGY 0.6%
Applied Systems, Inc. 1st Lien Term Loan(c)(n) 01/25/21	4.261%	1,070,398	1,065,935
Avago Technologies Ltd. Tranche B1 Term Loan(c)(n) 02/01/23	4.250%	1,675,000	1,675,301
BMC Software Finance, Inc. Term Loan(c)(n) 09/10/20	5.000%	984,887	846,392
Blue Coat Systems, Inc. Term Loan(c)(n) 05/20/22	4.500%	223,875	222,476
Cirque Du Soleil, Inc. 2nd Lien Term Loan(c)(n) 07/10/23	9.250%	1,000,000	913,330
First Data Corp. Term Loan(c)(n) 07/08/22	4.189%	1,050,000	1,050,263
Greeneden U.S. Holdings II LLC Term Loan(c)(n) 02/08/20	4.000%	304,857	302,952
Infogroup, Inc. Tranche B Term Loan(c)(n) 05/26/18	7.000%	671,466	638,732
Infor US, Inc. Tranche B5 Term Loan(c)(n) 06/03/20	3.750%	994,818	970,365

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Informatica Corp. Term Loan(c)(n) 08/05/22	4.250%	995,000	977,588
MA FinanceCo LLC Tranche B Term Loan(c)(n) 11/19/21	5.250%	370,750	369,823
Microsemi Corp. Tranche B Term Loan(c)(n) 01/15/23	5.250%	518,824	522,066
Mitel US Holdings, Inc. Term Loan(c)(n) 04/29/22	5.500%	1,401,591	1,402,908
On Semiconductor Tranche B Term Loan(c)(n) 03/31/23	5.250%	275,000	276,089
Quikrete Holdings, Inc. 1st Lien Term Loan(c)(n) 09/28/20	4.000%	950,096	948,614
RP Crown Parent LLC 1st Lien Term Loan(c)(n) 12/21/18	6.000%	1,021,122	967,085
SCS Holdings I, Inc. 1st Lien Term Loan(c)(n) 10/30/22	6.000%	346,067	346,285
Sabre GLBL, Inc. Tranche B Term Loan(c)(n) 02/19/19	4.000%	920,989	922,527
TTM Technologies, Inc. Tranche B Term Loan(c)(n) 05/31/21	6.000%	137,549	134,626
TransUnion LLC Tranche B2 Term Loan(c)(n) 04/09/21	3.500%	343,000	341,371
Verint Systems, Inc. Tranche B Term Loan(c)(n) 09/06/19	3.500%	124,244	124,244
Zebra Technologies Corp. Term Loan(c)(n) 10/27/21	4.750%	953,659	960,449
Total			15,979,421
TRANSPORTATION SERVICES —%
Hertz Corp. (The) Letter of Credit(c)(n) 03/11/18	3.750%	500,000	489,375

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
WIRELINES —%
Integra Telecom Holdings, Inc. Tranche B1 Term Loan(c)(n) 08/14/20	5.250%	992,481	947,820
Level 3 Financing, Inc. Tranche B2 Term Loan(c)(n) 05/31/22	3.500%	275,000	275,049
Total			1,222,869
Total Senior Loans (Cost: $167,953,214)			157,538,069

Common Stocks —%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY —%
Auto Components —%
Delphi Automotive PLC	1,315	96,823
Hotels, Restaurants & Leisure —%
UTGR, Inc.(p)	5,526	334,323
Media —%
Cengage Learning, Inc.(p)	7,982	153,654
Media News Group(p)	2,495	77,969
Tribune Media Co.	1,338	51,580
Tribune Publishing Co.	198	2,243
Total		285,446
Total Consumer Discretionary		716,592
MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	314,642
Metals & Mining —%
Aleris International, Inc.(p)	3,721	93,025
Total Materials		407,667
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(p)	478	11,008
Total Telecommunication Services		11,008
Total Common Stocks (Cost: $819,283)		1,135,267

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Options Purchased Puts(q) —%

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap	160,000,000	2.15	09/09/16	84,016
Total Options Purchased Puts (Cost: $2,280,000)				84,016

Money Market Funds 8.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.422%(r)(s)	213,438,026	213,438,026
Total Money Market Funds (Cost: $213,438,026)		213,438,026
Total Investments (Cost: $2,729,190,714)		2,738,794,558
Other Assets & Liabilities, Net		(115,075,340)
Net Assets		2,623,719,218

At April 30, 2016, securities and cash totaling $28,246,235 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	05/11/2016	55,987,000	ILS	14,798,674	USD	—	(187,047)
Barclays	05/11/2016	4,809,000,000	HUF	17,437,180	USD	—	(212,369)
Barclays	05/11/2016	29,876,651	USD	518,408,000	MXN	230,620	—
Citi	05/10/2016	24,694,048	USD	204,000,000	SEK	715,651	—
Citi	05/11/2016	13,000,000,000	COP	4,239,361	USD	—	(318,439)
Deutsche Bank	05/11/2016	56,819,000	RON	14,490,946	USD	—	(32,224)
HSBC	05/11/2016	31,000,000,000	COP	10,188,974	USD	—	(679,626)
HSBC	05/11/2016	685,500,000	CLP	1,022,524	USD	—	(14,267)
Standard Chartered	05/11/2016	27,671,000,000	KRW	24,114,161	USD	—	(129,094)
Standard Chartered	05/11/2016	55,761,000	BRL	15,199,945	USD	—	(969,441)
Standard Chartered	05/11/2016	12,214,798	USD	8,500,000	GBP	205,232	—
Standard Chartered	06/17/2016	330,000,000	CNH	50,857,645	USD	83,508	—
State Street	05/11/2016	16,500,000	CAD	12,713,255	USD	—	(437,327)
State Street	06/03/2016	69,916,000	NZD	48,741,939	USD	7,518	—
UBS	06/02/2016	33,014,000	EUR	37,264,883	USD	—	(571,475)
Total						1,242,529	(3,551,309)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Australian 10-Year Bond	1,667	AUD	165,591,568	06/2016	—	(21,196)
U.S. Treasury 2-Year Note	834	USD	182,333,250	06/2016	—	(112,875)
U.S. Ultra Bond	543	USD	93,039,656	06/2016	—	(214,282)
Total			440,964,474		—	(348,353)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(469)	USD	(76,593,563)	06/2016	721,023	—
U.S. Treasury 10-Year Note	(561)	USD	(72,965,063)	06/2016	—	(27,298)
U.S. Treasury 5-Year Note	(3,847)	USD	(465,156,400)	06/2016	24,628	—
Total			(614,715,026)		745,651	(27,298)

Credit Default Swap Contracts Outstanding at April 30, 2016
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	USD	73,500,000	6,264,702	6,431,847	—	(81,667)	—	(248,812)
Barclays	Republic of South Africa	12/20/2020	1.000	USD	14,235,000	1,004,469	1,368,544	—	(15,817)	—	(379,892)
Barclays	Republic of South Africa	12/20/2020	1.000	USD	13,765,000	971,303	1,318,175	—	(15,294)	—	(362,166)
Goldman Sachs International	Republic of Turkey	12/20/2020	1.000	USD	25,000,000	1,316,519	1,977,496	—	(27,778)	—	(688,755)
Total							11,096,062	—		—	(1,679,625)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at April 30, 2016
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.094	USD	(5,000,000)	(296,060)	—	(647,919)	2,083	353,942	—
Credit Suisse	Markit CMBX North America Index, Series 7	01/17/2047	3.000	4.364	USD	(10,000,000)	(837,184)	—	(1,683,039)	4,167	850,022	— BBB-
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.364	USD	(12,000,000)	(1,004,620)	—	(1,123,513)	5,000	123,893	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.094	USD	(14,500,000)	(858,577)	—	(897,890)	6,042	45,355	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.364	USD	(16,000,000)	(1,339,493)	—	(1,924,553)	6,667	591,727	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.364	USD	(20,000,000)	(1,674,367)	—	(2,579,313)	8,333	913,279	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.364	USD	(9,500,000)	(795,323)	—	(1,567,353)	3,958	775,988	—
Total								—	(10,423,580)		3,654,206	—

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Inflation Rate Swap Contracts Outstanding at April 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Fixed Rate of 2.053%	11/12/2045	USD	11,700,000	—	—	—	(86,852)
Citi	U.S. CPI Urban Consumers NSA	Fixed Rate of 1.971%	12/15/2045	USD	30,000,000	—	—	587,238	—
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed Rate of 1.985%	03/23/2025	USD	23,000,000	—	—	—	(491,396)
Morgan Stanley	U.S. CPI Urban Consumers NSA	Fixed rate of 1.960%	02/11/2025	USD	2,000,000	—	—	—	(55,935)
Total						—	—	587,238	(634,183)

Cleared Interest Rate Swap Contracts Outstanding at April 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.551%	09/04/2024	USD	190,000,000	—	(15,043,915)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.090%	02/11/2025	USD	183,000,000	—	(7,593,012)
Morgan Stanley	Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	01/09/2026	MXN	580,000,000	471,270	—
Morgan Stanley	Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	01/21/2026	MXN	211,000,000	—	(80,226)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.783%	02/04/2026	USD	19,000,000	—	(181,857)
Total						471,270	(22,899,010)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2016, the value of these securities amounted to $1,151,188,008 or 43.88% of net assets.

(c)  Variable rate security.

(d)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2016, the value of these securities amounted to $4,626,997, which represents 0.18% of net assets.

(f)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(g)  Zero coupon bond.

(h)  Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(i)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(j)  Principal and interest may not be guaranteed by the government.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(k)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2016, the value of these securities amounted to $5,182,994, which represents 0.20% of net assets.

(l)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at April 30, 2016 was $1,336,013, which represents 0.05% of net assets. Information concerning such security holdings at April 30, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co. Tranche B Term Loan 12/30/14 0.000%	12/23/2009 - 04/08/2015	77,506
Cabazon Band Mission Indians Revenue bonds Mortgage Notes Series 2004 10/01/11 0.000%	10/04/2004	2,675,827

(m)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2016, the value of these securities amounted to $1,336,013 or 0.05% of net assets.

(n)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(o)  Negligible market value.

(p)  Non-income producing investment.

(q)  Purchased swaption contracts outstanding at April 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	160,000,000	2,280,000	84,016

(r)  The rate shown is the seven-day current annualized yield at April 30, 2016.

(s)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	155,937,850	498,108,773	(440,608,597)	213,438,026	260,364	213,438,026

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

PIK  Payment-in-Kind

STRIPS  Separate Trading of Registered Interest and Principal Securities

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CLP  Chilean Peso

CNH  Yuan Offshore Renminbi

COP  Colombian Peso

DOP  Dominican Republic Peso

EUR  Euro

GBP  British Pound

HUF  Hungarian Forint

ILS  Israeli Shekel

KRW  Korean Won

MXN  Mexican Peso

NZD  New Zealand Dollar

PEN  Peru Nuevos Soles

RON  Romania, New Lei

SEK  Swedish Krona

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,345,168,739	550,314	1,345,719,053
Residential Mortgage-Backed Securities — Agency	—	222,021,672	—	222,021,672
Residential Mortgage-Backed Securities — Non-Agency	—	198,668,415	54,204,432	252,872,847
Commercial Mortgage-Backed Securities — Non-Agency	—	124,507,219	—	124,507,219
Asset-Backed Securities — Non-Agency	—	61,395,077	24,321,387	85,716,464
Inflation-Indexed Bonds	—	20,784,959	—	20,784,959
U.S. Treasury Obligations	984,651	—	—	984,651
Foreign Government Obligations	—	307,473,308	5,182,994	312,656,302
Municipal Bonds	—	1,336,013	—	1,336,013
Senior Loans	—	151,225,807	6,312,262	157,538,069
Common Stocks
Consumer Discretionary	150,646	565,946	—	716,592
Materials	314,642	93,025	—	407,667
Telecommunication Services	11,008	—	—	11,008
Total Common Stocks	476,296	658,971	—	1,135,267
Options Purchased Puts	—	84,016	—	84,016
Investments measured at net asset value
Money Market Funds	—	—	—	213,438,026
Total Investments	1,460,947	2,433,324,196	90,571,389	2,738,794,558
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,242,529	—	1,242,529
Futures Contracts	745,651	—	—	745,651
Swap Contracts	—	4,712,714	—	4,712,714
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,551,309)	—	(3,551,309)
Futures Contracts	(375,651)	—	—	(375,651)
Swap Contracts	—	(25,212,818)	—	(25,212,818)
Total	1,830,947	2,410,515,312	90,571,389	2,716,355,674

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities — Non-Agency ($)	Commercial Mortgage- Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Total ($)
Balance as of October 31, 2015	591,048	73,172,608	5,162,908	5,429,745	5,167,365	11,906,949	101,430,623
Increase (decrease) in accrued discounts/ premiums	364	(8,339)	(1,742)	119	(16,432)	9,102	(16,928)
Realized gain (loss)	(241)	(107,090)	(8,073)	141	—	26,841	(88,422)
Change in unrealized appreciation (depreciation)(a)	(40,857)	(278,252)	7,992	236,395	32,061	(428,789)	(471,450)
Sales	—	(20,369,662)	(5,161,085)	(225,013)	—	(3,764,327)	(29,520,087)
Purchases	—	4,000,000	—	22,640,000	—	1,006,250	27,646,250
Transfers out of Level 3	—	(2,204,833)	—	(3,760,000)	—	(2,443,764)	(8,408,597)
Balance as of April 30, 2016	550,314	54,204,432	—	24,321,387	5,182,994	6,312,262	90,571,389

(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2016 was ($478,350), which is comprised of Corporate Bonds & Notes of ($40,857), Residential Mortgage-Backed Securities — Non-Agency of ($274,701), Asset-Backed Securities — Non-Agency of $236,395, Foreign Government Obligations of $32,061 and Senior Loans of ($431,248).

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, residential, commercial and asset backed securities, foreign government obligations and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,513,472,688)	$2,525,272,516
Affiliated issuers (identified cost $213,438,026)	213,438,026
Options purchased (identified cost $2,280,000)	84,016
Total investments (identified cost $2,729,190,714)	2,738,794,558
Cash	831,143
Foreign currency (identified cost $765,232)	833,152
Cash collateral held at broker	3,772,000
Margin deposits	12,457,720
Unrealized appreciation on forward foreign currency exchange contracts	1,242,529
Unrealized appreciation on swap contracts	4,241,444
Premiums paid on outstanding swap contracts	11,096,062
Receivable for:
Investments sold	6,679,391
Investments sold on a delayed delivery basis	105,286,830
Capital shares sold	10,737,388
Dividends	65,086
Interest	28,332,228
Foreign tax reclaims	103,444
Variation margin	591,607
Expense reimbursement due from Investment Manager	236
Prepaid expenses	4,000
Trustees' deferred compensation plan	171,894
Other assets	18,135
Total assets	2,925,258,847
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	3,551,309
Unrealized depreciation on swap contracts	2,313,808
Premiums received on outstanding swap contracts	10,423,580
Payable for:
Investments purchased	12,830,938
Investments purchased on a delayed delivery basis	266,125,879
Capital shares purchased	4,471,295
Variation margin	1,087,820
Investment management fees	41,292
Distribution and/or service fees	18,272
Transfer agent fees	349,165
Plan administration fees	1
Compensation of board members	46,797
Chief compliance officer expenses	40
Other expenses	107,539
Trustees' deferred compensation plan	171,894
Total liabilities	301,539,629
Net assets applicable to outstanding capital stock	$2,623,719,218
Represented by
Paid-in capital	$2,658,437,341
Undistributed net investment income	7,401,804
Accumulated net realized loss	(29,454,710)
Unrealized appreciation (depreciation) on:
Investments	11,799,828
Foreign currency translations	169,823
Forward foreign currency exchange contracts	(2,308,780)
Futures contracts	370,000
Options purchased	(2,195,984)
Swap contracts	(20,500,104)
Total — representing net assets applicable to outstanding capital stock	$2,623,719,218

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A
Net assets	$1,601,432,657
Shares outstanding	274,299,897
Net asset value per share	$5.84
Maximum offering price per share(a)	$6.13
Class B
Net assets	$6,932,801
Shares outstanding	1,188,356
Net asset value per share	$5.83
Class C
Net assets	$260,976,722
Shares outstanding	44,694,415
Net asset value per share	$5.84
Class K
Net assets	$79,699
Shares outstanding	13,872
Net asset value per share	$5.75
Class R
Net assets	$3,928,544
Shares outstanding	668,812
Net asset value per share	$5.87
Class R4
Net assets	$29,225,994
Shares outstanding	5,088,067
Net asset value per share	$5.74
Class R5
Net assets	$57,535,855
Shares outstanding	10,002,034
Net asset value per share	$5.75
Class W
Net assets	$9,624
Shares outstanding	1,650
Net asset value per share	$5.83
Class Y
Net assets	$13,636,294
Shares outstanding	2,376,379
Net asset value per share	$5.74
Class Z
Net assets	$649,961,028
Shares outstanding	113,089,905
Net asset value per share	$5.75

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$7,351
Dividends — affiliated issuers	260,364
Interest	60,538,706
Foreign taxes withheld	(26,726)
Total income	60,779,695
Expenses:
Investment management fees	6,926,833
Distribution and/or service fees
Class A	1,860,379
Class B	38,468
Class C	1,168,862
Class R	7,748
Class W	11
Transfer agent fees
Class A	1,296,229
Class B	6,699
Class C	203,579
Class K	22
Class R	2,697
Class R4	19,435
Class R5	6,570
Class W	9
Class Z	518,629
Plan administration fees
Class K	112
Compensation of board members	31,366
Custodian fees	55,352
Printing and postage fees	126,084
Registration fees	128,055
Audit fees	19,338
Legal fees	32,302
Chief compliance officer expenses	564
Other	41,430
Total expenses	12,490,773
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(134,712)
Total net expenses	12,356,061
Net investment income	48,423,634
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(25,234,102)
Foreign currency translations	(117,670)
Forward foreign currency exchange contracts	(1,023,062)
Futures contracts	785,121
Swap contracts	977,012
Net realized loss	(24,612,701)
Net change in unrealized appreciation (depreciation) on:
Investments	62,978,535
Foreign currency translations	232,366
Forward foreign currency exchange contracts	(1,848,005)
Futures contracts	(2,791,666)
Options purchased	(1,345,584)
Swap contracts	(9,475,998)
Net change in unrealized appreciation	47,749,648
Net realized and unrealized gain	23,136,947
Net increase in net assets resulting from operations	$71,560,581

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations
Net investment income	$48,423,634	$81,817,548
Net realized gain (loss)	(24,612,701)	4,039,766
Net change in unrealized appreciation (depreciation)	47,749,648	(84,511,507)
Net increase in net assets resulting from operations	71,560,581	1,345,807
Distributions to shareholders
Net investment income
Class A	(29,133,488)	(56,328,880)
Class B	(120,307)	(426,942)
Class C	(3,708,083)	(6,660,428)
Class K	(1,841)	(6,768)
Class R	(56,045)	(76,719)
Class R4	(469,352)	(488,718)
Class R5	(599,758)	(351,761)
Class W	(182)	(415)
Class Y	(259,567)	(178,689)
Class Z	(12,672,956)	(24,659,843)
Net realized gains
Class A	—	(20,888,229)
Class B	—	(244,113)
Class C	—	(3,011,720)
Class K	—	(2,576)
Class R	—	(23,273)
Class R4	—	(107,555)
Class R5	—	(89,286)
Class W	—	(164)
Class Y	—	(27,589)
Class Z	—	(10,389,836)
Total distributions to shareholders	(47,021,579)	(123,963,504)
Increase in net assets from capital stock activity	290,490,021	237,775,190
Total increase in net assets	315,029,023	115,157,493
Net assets at beginning of period	2,308,690,195	2,193,532,702
Net assets at end of period	$2,623,719,218	$2,308,690,195
Undistributed net investment income	$7,401,804	$5,999,749

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	61,069,618	346,434,982	84,974,597	502,761,926
Distributions reinvested	4,802,965	27,192,794	12,102,913	70,936,223
Redemptions	(43,982,860)	(248,708,008)	(59,103,690)	(350,817,597)
Net increase	21,889,723	124,919,768	37,973,820	222,880,552
Class B shares
Subscriptions	43,714	247,656	119,968	710,706
Distributions reinvested	16,469	93,144	91,682	536,107
Redemptions(a)	(429,697)	(2,431,497)	(1,296,696)	(7,694,888)
Net decrease	(369,514)	(2,090,697)	(1,085,046)	(6,448,075)
Class C shares
Subscriptions	10,378,427	59,013,597	13,475,323	79,522,045
Distributions reinvested	546,587	3,094,378	1,321,429	7,737,129
Redemptions	(4,189,366)	(23,755,607)	(7,313,925)	(43,349,157)
Net increase	6,735,648	38,352,368	7,482,827	43,910,017
Class K shares
Distributions reinvested	295	1,649	1,513	8,740
Redemptions	(12,999)	(73,447)	(750)	(4,411)
Net increase (decrease)	(12,704)	(71,798)	763	4,329
Class R shares
Subscriptions	294,008	1,674,217	261,629	1,565,927
Distributions reinvested	7,314	41,662	15,478	91,228
Redemptions	(51,255)	(293,082)	(122,818)	(731,144)
Net increase	250,067	1,422,797	154,289	926,011
Class R4 shares
Subscriptions	2,926,429	16,379,571	3,255,604	18,930,651
Distributions reinvested	84,206	469,155	91,959	530,126
Redemptions	(1,192,136)	(6,637,526)	(1,019,615)	(5,889,927)
Net increase	1,818,499	10,211,200	2,327,948	13,570,850
Class R5 shares
Subscriptions	8,321,916	47,137,241	1,926,247	11,280,662
Distributions reinvested	106,669	596,520	75,700	437,568
Redemptions	(569,746)	(3,173,877)	(552,583)	(3,233,750)
Net increase	7,858,839	44,559,884	1,449,364	8,484,480
Class Y shares
Subscriptions	629,921	3,488,393	1,657,870	9,520,309
Distributions reinvested	46,547	259,034	35,820	205,182
Redemptions	(180,607)	(997,542)	(75,475)	(429,032)
Net increase	495,861	2,749,885	1,618,215	9,296,459
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	57,585,627	321,777,809	50,637,205	294,144,453
Distributions reinvested	1,375,891	7,672,380	1,966,899	11,347,117
Redemptions	(46,636,062)	(259,013,575)	(61,741,742)	(360,341,003)
Net increase (decrease)	12,325,456	70,436,614	(9,137,638)	(54,849,433)
Total net increase	50,991,875	290,490,021	40,784,542	237,775,190

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,								Year Ended May 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$5.79		$6.13		$6.27		$6.41		$6.11		$6.16		$5.84
Income from investment operations:
Net investment income	0.11		0.23		0.25		0.26		0.11		0.30		0.32
Net realized and unrealized gain (loss)	0.05		(0.22)		0.03		(0.13)		0.30		(0.04)		0.43
Total from investment operations	0.16		0.01		0.28		0.13		0.41		0.26		0.75
Less distributions to shareholders:
Net investment income	(0.11)		(0.25)		(0.25)		(0.25)		(0.11)		(0.31)		(0.43)
Net realized gains	—		(0.10)		(0.17)		(0.02)		—		—		—
Total distributions to shareholders	(0.11)		(0.35)		(0.42)		(0.27)		(0.11)		(0.31)		(0.43)
Net asset value, end of period	$5.84		$5.79		$6.13		$6.27		$6.41		$6.11		$6.16
Total return	2.85%		0.25%		4.64%		2.01%		6.72%		4.44%		13.21%
Ratios to average net assets(b)
Total gross expenses	1.04	%(c)	1.06%		1.04%		1.03%		1.02	%(c)	1.03%		1.01%
Total net expenses(d)	1.03	%(c)	1.03	%(e)	1.04	%(e)	1.03	%(e)	1.02	%(c)(e)	1.02	%(e)	1.00	%(e)
Net investment income	4.06	%(c)	3.94%		4.14%		4.10%		4.11	%(c)	4.89%		5.22%
Supplemental data
Net assets, end of period (in thousands)	$1,601,433		$1,461,248		$1,313,683		$1,303,812		$1,492,620		$1,365,605		$956,132
Portfolio turnover	82%		169%		124%		113%		48%		83%		128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,								Year Ended May 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$5.79		$6.12		$6.26		$6.41		$6.11		$6.16		$5.84
Income from investment operations:
Net investment income	0.09		0.19		0.21		0.21		0.09		0.25		0.27
Net realized and unrealized gain (loss)	0.04		(0.21)		0.02		(0.14)		0.30		(0.03)		0.43
Total from investment operations	0.13		(0.02)		0.23		0.07		0.39		0.22		0.70
Less distributions to shareholders:
Net investment income	(0.09)		(0.21)		(0.20)		(0.20)		(0.09)		(0.27)		(0.38)
Net realized gains	—		(0.10)		(0.17)		(0.02)		—		—		—
Total distributions to shareholders	(0.09)		(0.31)		(0.37)		(0.22)		(0.09)		(0.27)		(0.38)
Net asset value, end of period	$5.83		$5.79		$6.12		$6.26		$6.41		$6.11		$6.16
Total return	2.29%		(0.33%)		3.85%		1.09%		6.39%		3.65%		12.37%
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.81%		1.79%		1.78%		1.77	%(c)	1.78%		1.76%
Total net expenses(d)	1.78	%(c)	1.78	%(e)	1.79	%(e)	1.78	%(e)	1.77	%(c)(e)	1.77	%(e)	1.75	%(e)
Net investment income	3.28	%(c)	3.18%		3.40%		3.32%		3.37	%(c)	4.15%		4.47%
Supplemental data
Net assets, end of period (in thousands)	$6,933		$9,013		$16,181		$26,614		$49,873		$55,594		$61,684
Portfolio turnover	82%		169%		124%		113%		48%		83%		128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,								Year Ended May 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$5.79		$6.13		$6.27		$6.41		$6.11		$6.17		$5.84
Income from investment operations:
Net investment income	0.09		0.19		0.22		0.22		0.09		0.26		0.28
Net realized and unrealized gain (loss)	0.05		(0.22)		0.02		(0.13)		0.30		(0.04)		0.44
Total from investment operations	0.14		(0.03)		0.24		0.09		0.39		0.22		0.72
Less distributions to shareholders:
Net investment income	(0.09)		(0.21)		(0.21)		(0.21)		(0.09)		(0.28)		(0.39)
Net realized gains	—		(0.10)		(0.17)		(0.02)		—		—		—
Total distributions to shareholders	(0.09)		(0.31)		(0.38)		(0.23)		(0.09)		(0.28)		(0.39)
Net asset value, end of period	$5.84		$5.79		$6.13		$6.27		$6.41		$6.11		$6.17
Total return	2.47%		(0.49%)		4.00%		1.40%		6.45%		3.64%		12.72%
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.81%		1.79%		1.78%		1.77	%(c)	1.78%		1.76%
Total net expenses(d)	1.78	%(c)	1.78	%(e)	1.66	%(e)	1.63	%(e)	1.62	%(c)(e)	1.62	%(e)	1.60	%(e)
Net investment income	3.32	%(c)	3.19%		3.52%		3.50%		3.51	%(c)	4.28%		4.62%
Supplemental data
Net assets, end of period (in thousands)	$260,977		$219,782		$186,746		$221,063		$263,736		$234,351		$185,859
Portfolio turnover	82%		169%		124%		113%		48%		83%		128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,					Year Ended May 31,
Class K	(Unaudited)		2015	2014	2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$5.70		$6.04	$6.18	$6.33	$6.04		$6.09		$6.01
Income from investment operations:
Net investment income	0.12		0.24	0.26	0.26	0.11		0.30		0.07
Net realized and unrealized gain (loss)	0.04		(0.22)	0.02	(0.14)	0.29		(0.03)		0.09
Total from investment operations	0.16		0.02	0.28	0.12	0.40		0.27		0.16
Less distributions to shareholders:
Net investment income	(0.11)		(0.26)	(0.25)	(0.25)	(0.11)		(0.32)		(0.08)
Net realized gains	—		(0.10)	(0.17)	(0.02)	—		—		—
Total distributions to shareholders	(0.11)		(0.36)	(0.42)	(0.27)	(0.11)		(0.32)		(0.08)
Net asset value, end of period	$5.75		$5.70	$6.04	$6.18	$6.33		$6.04		$6.09
Total return	2.96%		0.37%	4.83%	1.99%	6.68%		4.59%		2.62%
Ratios to average net assets(c)
Total gross expenses	0.91	%(d)	0.92%	0.92%	0.91%	0.91	%(d)	0.90%		0.89	%(d)
Total net expenses(e)	0.91	%(d)	0.92%	0.92%	0.91%	0.91	%(d)(f)	0.90	%(f)	0.89	%(d)(f)
Net investment income	4.10	%(d)	4.05%	4.27%	4.22%	4.22	%(d)	5.00%		5.19	%(d)
Supplemental data
Net assets, end of period (in thousands)	$80		$152	$156	$172	$182		$219		$3
Portfolio turnover	82%		169%	124%	113%	48%		83%		128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,								Year Ended May 31,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$5.82		$6.16		$6.30		$6.44		$6.14		$6.19		$6.16
Income from investment operations:
Net investment income	0.11		0.22		0.24		0.25		0.10		0.27		0.22
Net realized and unrealized gain (loss)	0.04		(0.22)		0.02		(0.14)		0.30		(0.02)		0.13
Total from investment operations	0.15		—		0.26		0.11		0.40		0.25		0.35
Less distributions to shareholders:
Net investment income	(0.10)		(0.24)		(0.23)		(0.23)		(0.10)		(0.30)		(0.32)
Net realized gains	—		(0.10)		(0.17)		(0.02)		—		—		—
Total distributions to shareholders	(0.10)		(0.34)		(0.40)		(0.25)		(0.10)		(0.30)		(0.32)
Net asset value, end of period	$5.87		$5.82		$6.16		$6.30		$6.44		$6.14		$6.19
Total return	2.71%		0.00	%(c)	4.35%		1.74%		6.58%		4.20%		5.86%
Ratios to average net assets(d)
Total gross expenses	1.29	%(e)	1.31%		1.29%		1.29%		1.27	%(e)	1.29%		1.36	%(e)
Total net expenses(f)	1.28	%(e)	1.28	%(g)	1.29	%(g)	1.29	%(g)	1.27	%(e)(g)	1.27	%(g)	1.25	%(e)(g)
Net investment income	3.83	%(e)	3.69%		3.88%		3.92%		3.82	%(e)	4.44%		5.31	%(e)
Supplemental data
Net assets, end of period (in thousands)	$3,929		$2,439		$1,629		$1,220		$218		$71		$3
Portfolio turnover	82%		169%		124%		113%		48%		83%		128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$5.70		$6.04		$6.18		$6.34
Income from investment operations:
Net investment income	0.12		0.24		0.26		0.27
Net realized and unrealized gain (loss)	0.04		(0.21)		0.03		(0.15)
Total from investment operations	0.16		0.03		0.29		0.12
Less distributions to shareholders:
Net investment income	(0.12)		(0.27)		(0.26)		(0.26)
Net realized gains	—		(0.10)		(0.17)		(0.02)
Total distributions to shareholders	(0.12)		(0.37)		(0.43)		(0.28)
Net asset value, end of period	$5.74		$5.70		$6.04		$6.18
Total return	2.85%		0.52%		4.98%		1.97%
Ratios to average net assets(b)
Total gross expenses	0.79	%(c)	0.82%		0.79%		0.80	%(c)
Total net expenses(d)	0.78	%(c)	0.78	%(e)	0.79	%(e)	0.79	%(c)(e)
Net investment income	4.33	%(c)	4.20%		4.36%		4.54	%(c)
Supplemental data
Net assets, end of period (in thousands)	$29,226		$18,630		$5,683		$3,389
Portfolio turnover	82%		169%		124%		113%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,					Year Ended May 31,
Class R5	(Unaudited)		2015	2014	2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$5.71		$6.04	$6.19	$6.33	$6.04		$6.09		$6.01
Income from investment operations:
Net investment income	0.12		0.25	0.27	0.29	0.12		0.32		0.08
Net realized and unrealized gain (loss)	0.04		(0.21)	0.02	(0.14)	0.29		(0.03)		0.08
Total from investment operations	0.16		0.04	0.29	0.15	0.41		0.29		0.16
Less distributions to shareholders:
Net investment income	(0.12)		(0.27)	(0.27)	(0.27)	(0.12)		(0.34)		(0.08)
Net realized gains	—		(0.10)	(0.17)	(0.02)	—		—		—
Total distributions to shareholders	(0.12)		(0.37)	(0.44)	(0.29)	(0.12)		(0.34)		(0.08)
Net asset value, end of period	$5.75		$5.71	$6.04	$6.19	$6.33		$6.04		$6.09
Total return	2.90%		0.80%	4.92%	2.39%	6.79%		4.86%		2.68%
Ratios to average net assets(c)
Total gross expenses	0.67	%(d)	0.68%	0.67%	0.69%	0.66	%(d)	0.65%		0.63	%(d)
Total net expenses(e)	0.67	%(d)	0.68%	0.67%	0.69%	0.66	%(d)(f)	0.65	%(f)	0.63	%(d)(f)
Net investment income	4.51	%(d)	4.32%	4.47%	4.73%	4.50	%(d)	5.26%		5.45	%(d)
Supplemental data
Net assets, end of period (in thousands)	$57,536		$12,231	$4,193	$1,563	$8		$277		$3
Portfolio turnover	82%		169%	124%	113%	48%		83%		128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,								Year Ended May 31,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$5.78		$6.12		$6.26		$6.41		$6.10		$6.16		$6.16
Income from investment operations:
Net investment income	0.11		0.23		0.25		0.27		0.11		0.30		0.21
Net realized and unrealized gain (loss)	0.05		(0.22)		0.03		(0.15)		0.31		(0.04)		0.12
Total from investment operations	0.16		0.01		0.28		0.12		0.42		0.26		0.33
Less distributions to shareholders:
Net investment income	(0.11)		(0.25)		(0.25)		(0.25)		(0.11)		(0.32)		(0.33)
Net realized gains	—		(0.10)		(0.17)		(0.02)		—		—		—
Total distributions to shareholders	(0.11)		(0.35)		(0.42)		(0.27)		(0.11)		(0.32)		(0.33)
Net asset value, end of period	$5.83		$5.78		$6.12		$6.26		$6.41		$6.10		$6.16
Total return	2.85%		0.25%		4.67%		1.91%		6.90%		4.34%		5.53%
Ratios to average net assets(c)
Total gross expenses	1.06	%(d)	1.07%		1.04%		0.97%		1.00	%(d)	1.03%		0.89	%(d)
Total net expenses(e)	1.03	%(d)	1.03	%(f)	1.04	%(f)	0.97	%(f)	1.00	%(d)(f)	1.02	%(f)	0.89	%(d)(f)
Net investment income	4.06	%(d)	3.94%		4.08%		4.21%		4.19	%(d)	4.89%		5.10	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10		$10		$10		$3		$3		$2		$3
Portfolio turnover	82%		169%		124%		113%		48%		83%		128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$5.69		$6.03	$6.17	$6.18
Income from investment operations:
Net investment income	0.12		0.25	0.27	0.11
Net realized and unrealized gain (loss)	0.05		(0.21)	0.03	(0.02)
Total from investment operations	0.17		0.04	0.30	0.09
Less distributions to shareholders:
Net investment income	(0.12)		(0.28)	(0.27)	(0.10)
Net realized gains	—		(0.10)	(0.17)	—
Total distributions to shareholders	(0.12)		(0.38)	(0.44)	(0.10)
Net asset value, end of period	$5.74		$5.69	$6.03	$6.17
Total return	3.11%		0.68%	5.15%	1.57%
Ratios to average net assets(b)
Total gross expenses	0.62	%(c)	0.64%	0.63%	0.64	%(c)
Total net expenses(d)	0.62	%(c)	0.64%	0.63%	0.64	%(c)
Net investment income	4.48	%(c)	4.35%	4.50%	4.94	%(c)
Supplemental data
Net assets, end of period (in thousands)	$13,636		$10,704	$1,582	$19
Portfolio turnover	82%		169%	124%	113%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,								Year Ended May 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$5.70		$6.04		$6.18		$6.33		$6.04		$6.09		$5.78
Income from investment operations:
Net investment income	0.12		0.24		0.27		0.27		0.11		0.31		0.33
Net realized and unrealized gain (loss)	0.05		(0.21)		0.02		(0.14)		0.29		(0.03)		0.42
Total from investment operations	0.17		0.03		0.29		0.13		0.40		0.28		0.75
Less distributions to shareholders:
Net investment income	(0.12)		(0.27)		(0.26)		(0.26)		(0.11)		(0.33)		(0.44)
Net realized gains	—		(0.10)		(0.17)		(0.02)		—		—		—
Total distributions to shareholders	(0.12)		(0.37)		(0.43)		(0.28)		(0.11)		(0.33)		(0.44)
Net asset value, end of period	$5.75		$5.70		$6.04		$6.18		$6.33		$6.04		$6.09
Total return	3.02%		0.51%		4.97%		2.13%		6.74%		4.75%		13.46%
Ratios to average net assets(b)
Total gross expenses	0.79	%(c)	0.81%		0.79%		0.78%		0.77	%(c)	0.78%		0.76%
Total net expenses(d)	0.78	%(c)	0.78	%(e)	0.79	%(e)	0.78	%(e)	0.77	%(c)(e)	0.77	%(e)	0.75	%(e)
Net investment income	4.32	%(c)	4.19%		4.39%		4.34%		4.37	%(c)	5.13%		5.47%
Supplemental data
Net assets, end of period (in thousands)	$649,961		$574,482		$663,669		$755,920		$985,278		$812,836		$660,970
Portfolio turnover	82%		169%		124%		113%		48%		83%		128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate,

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another and to generate total return through long and short currency positions versus the

U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash

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April 30, 2016 (Unaudited)

or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure, to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a single issuer of debt securities. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain

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NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

standards of creditworthiness, as determined by the Investment Manager.

Inflation Rate Swap Contracts

The Fund entered into inflation rate swaps to manage long or short exposure to an inflation index. These instruments may be used for other purposes in future periods. An inflation rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an inflation rate or inflation index calculated on a nominal amount. Inflation rate swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments, if any, received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Inflation rate swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Inflation rate swap contracts are subject to the risk associated with the investment in the reference index, or inflation risk. Inflation rate swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk).

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage the duration and yield curve of the Fund vs. the benchmark. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	3,654,206
Credit risk	Premiums paid on outstanding swap contracts	11,096,062
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,242,529
Interest rate risk	Net assets — unrealized appreciation on futures contracts	745,651	*
Interest rate risk	Investments, at value — Options purchased	84,016
Interest rate risk	Net assets — unrealized appreciation on swap contracts	1,058,508	*
Total		17,880,972
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	1,679,625	*
Credit risk	Premiums received on outstanding swap contracts	10,423,580
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	3,551,309
Interest rate risk	Net assets — unrealized depreciation on futures contracts	375,651	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	23,533,193	*
Total		39,563,358

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	4,496,306	4,496,306
Foreign exchange risk	(1,023,062)	—	—	—	(1,023,062)
Interest rate risk	—	785,121	—	(3,519,294)	(2,734,173)
Total	(1,023,062)	785,121	—	977,012	739,071
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	1,340,960	1,340,960
Foreign exchange risk	(1,848,005)	—	—	—	(1,848,005)
Interest rate risk	—	(2,791,666)	(1,345,584)	(10,816,958)	(14,954,208)
Total	(1,848,005)	(2,791,666)	(1,345,584)	(9,475,998)	(15,461,253)

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COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	364,708,753
Futures contracts — Short	663,638,294
Credit default swap contracts — buy protection	132,870,000
Credit default swap contracts — sell protection	124,450,000
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	249,392
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	1,449,779	(2,614,318)
Interest rate swap contracts	570,089	(22,280,543)
Inflation rate swap contracts	293,619	(1,556,297)

*Based on the ending quarterly outstanding amounts for the six months ended April 30, 2016.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

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COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations.

Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2016:

	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Deutsche Bank ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	Standard Chartered ($)	State Street ($)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts(a)	—	—	—	—	—	—	—	—	—	47,389	—	—	—	47,389
Forward foreign currency exchange contracts	230,620	—	715,651	—	—	—	—	—	—	—	288,740	7,518	—	1,242,529
Options purchased puts	84,016	—	—	—	—	—	—	—	—	—	—	—	—	84,016
OTC credit default swap contracts(b)	8,127,696	—	—	—	—	1,288,741	—	—	—	—	—	—	—	9,416,437
OTC inflation rate swap contracts(b)	—	—	587,238	—	—	—	—	—	—	—	—	—	—	587,238
Total Assets	8,442,332	—	1,302,889	—	—	1,288,741	—	—	—	47,389	288,740	7,518	—	11,377,609
Liabilities
Centrally cleared interest rate swap contracts(a)	—	—	—	—	—	—	—	—	—	401,992	—	—	—	401,992
Forward foreign currency exchange contracts	212,369	187,047	318,439	—	32,224	—	693,893	—	—	—	1,098,535	437,327	571,475	3,551,309
OTC credit default swap contracts(b)	—	—	—	2,126,614	—	—	—	—	4,642,760	—	—	—	—	6,769,374
OTC inflation rate swap contracts(b)	86,852	—	—	—	—	—	—	491,396	55,935	—	—	—	—	634,183
Total Liabilities	299,221	187,047	318,439	2,126,614	32,224	—	693,893	491,396	4,698,695	401,992	1,098,535	437,327	571,475	11,356,858
Total Financial and Derivative Net Assets	8,143,111	(187,047)	984,450	(2,126,614)	(32,224)	1,288,741	(693,893)	(491,396)	(4,698,695)	(354,603)	(809,795)	(429,809)	(571,475)	20,751
Total collateral received (pledged)(c)	8,017,902	—	517,575	(1,775,851)	—	1,240,000	—	(491,396)	(4,196,084)	(354,603)	—	—	—	2,957,543
Net Amount(d)	125,209	(187,047)	466,875	(350,763)	(32,224)	48,741	(693,893)	—	(502,611)	—	(809,795)	(429,809)	(571,475)	(2,936,792)

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/(to) counterparties in the event of default.

(e) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

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COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.600% to 0.393% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.581% of the Fund's average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $4,071,702, and the administrative services fee paid to the Investment Manager was $497,333.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares do not pay transfer agency fees.

For the six months ended April 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R	0.17
Class R4	0.17
Class R5	0.05
Class W	0.19
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $951,326 for Class A, $713 for Class B and $15,606 for Class C shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap March 1, 2016 through February 28, 2017	Voluntary Expense Cap Prior to March 1, 2016
Class A	1.03%	1.03%
Class B	1.78	1.78
Class C	1.78	1.78
Class K	0.95	0.94
Class R	1.28	1.28
Class R4	0.78	0.78
Class R5	0.70	0.69
Class W	1.03	1.03
Class Y	0.65	0.64
Class Z	0.78	0.78

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $2,729,191,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$74,570,000
Unrealized depreciation	(64,966,000)
Net unrealized appreciation	$9,604,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,222,818,779 and $1,933,429,791, respectively, for the six months ended April 30, 2016, of which $1,473,217,037 and

$1,432,485,725, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, one unaffiliated shareholder of record owned 11.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

beneficially. Affiliated shareholders of record owned 47.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA STRATEGIC INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016

Columbia Strategic Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR232_10_F01_(06/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2016